UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 INVESTMENT COMPANY ACT FILE NUMBER: 811-22263

                               KRANESHARES TRUST
               (Exact name of registrant as specified in charter)

                          1350 Avenue of the Americas
                                    2nd Floor
                               New York, NY 10019
                    (Address of principal executive offices)

                                 Jonathan Krane
                               KraneShares Trust
                          1350 Avenue of the Americas
                                    2nd Floor
                               New York, NY 10019
                    (Name and address of agent for service)

                 Registrant's Telephone Number: 1-855-857-2638



FUND                                           FISCAL YEAR END      REPORTING PERIOD
KraneShares Bosera MSCI China A Share ETF      March 31             March 4, 2014 - June 30, 2014
KraneShares CSI China Five Year Plan ETF       March 31             July 22, 2013 - June 30, 2014
KraneShares CSI China Internet ETF             March 31             July 31, 2013 - June 30, 2014


NON-VOTING FUNDS

KRANESHARES BOSERA MSCI CHINA A SHARE ETF

No Votes Have Been Cast On Securities By This Fund During the Reporting
Period.

CSI CHINA FIVE YEAR PLAN ETF




PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
AAC TECHNOLOGIES HOLDINGS INC, GEORGE TOWN
CUSIP: G2953R114
Meeting Date: 23-May-14 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0411/ltn201404111018.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0411/ltn20140411999.pdf                      Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
1   To Receive and Consider the Audited Consolidated
    Financial Statements, the Directors' Report and the
    Independent Auditor's Report for the Year Ended
    31st December, 2013                                 Management  For           Voted - For
2   To Declare A Final Dividend of Hkd 0.83 Per
    Ordinary Share for the Year Ended 31st December,
    2013                                                Management  For           Voted - For
3.a To Re-elect Mr. Mok Joe Kuen Richard As Executive
    Director                                            Management  For           Voted - For
3.b To Re-elect Mr. Poon Chung Yin Joseph As
    Independent Non-executive Director                  Management  For           Voted - For
3.c To Re-elect Dato' Tan Bian Ee As Independent
    Non-executive Director                              Management  For           Voted - For
3.d To Authorize the Board of Directors to Fix the
    Directors' Fees                                     Management  For           Voted - For
4   To Re-appoint Messrs. Deloitte Touche Tohmatsu As
    Auditors of the Company and Authorize the Board of
    Directors to Fix Their Remuneration                 Management  For           Voted - For
5   To Grant A General Mandate to the Directors to
    Issue Shares (ordinary Resolution Set Out in Item 5
    of the Notice of Annual General Meeting)            Management  For           Voted - Against
6   To Grant A General Mandate to the Directors to
    Repurchase Shares (ordinary Resolution Set Out in
    Item 6 of the Notice of Annual General Meeting)     Management  For           Voted - For
7   To Extend the General Mandate to Issue New Shares
    by Addition Thereto the Shares Repurchased by the
    Company (ordinary Resolution Set Out in Item 7 of
    the Notice of Annual General Meeting)               Management  For           Voted - Against
AIR CHINA LTD
CUSIP: Y002A6104
Meeting Date: 29-Oct-13 Meeting Type: Extraordinary General Meeting
    Please Note That This is an Amendment to Meeting Id
    235587 Due to Addition Of-resolution 3. All Votes


3




     CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
     Received on the Previous Meeting Will be
     Disregarded A-nd You Will Need to Reinstruct on
     This Meeting Notice. Thank You.                      Non-Voting                Non-Voting
     Please Note That Shareholders are Allowed to Vote
     'in Favor' Or 'against' For-all Resolutions. Thank
     You.                                                 Non-Voting                Non-Voting
     Please Note That the Company Notice and Proxy Form
     are Available by Clicking O-n the Url Links:
     Http://www.hkexnews.hk/listedco/listconews/sehk/
     2013/0909/ltn-20130909889.pdf,
     Http://www.hkexnews.hk/listedco/listconews/seh
     K/2013/1015/ltn-20131015063.pdf and
     Http://www.hkexnews.hk/listedco/listconews/seh
     K/2013/1015/-ltn20131015073.pdf                      Non-Voting                Non-Voting
1.1  To Consider and Approve the Appointment of Director
     of the Fourth Session of the Board: Mr. Wang
     Changshun is Appointed As A Non- Executive Director  Management  For           Voted - For
1.2  To Consider and Approve the Appointment of Director
     of the Fourth Session of the Board: Ms. Wang
     Yinxiang is Appointed As A Non-executive Director    Management  For           Voted - For
1.3  To Consider and Approve the Appointment of Director
     of the Fourth Session of the Board: Mr. Cao
     Jianxiong is Appointed As A Non-executive Director   Management  For           Voted - For
1.4  To Consider and Approve the Appointment of Director
     of the Fourth Session of the Board: Mr. Sun Yude is
     Appointed As A Non-executive Director                Management  For           Voted - For
1.5  To Consider and Approve the Appointment of Director
     of the Fourth Session of the Board: Mr. Christopher
     Dale Pratt is Appointed As A Non- Executive Director Management  For           Voted - Against
1.6  To Consider and Approve the Appointment of Director
     of the Fourth Session of the Board: Mr. Ian Sai
     Cheung Shiu is Appointed As A Non- Executive
     Director                                             Management  For           Voted - For
1.7  To Consider and Approve the Appointment of Director
     of the Fourth Session of the Board: Mr. Cai
     Jianjiang is Appointed As an Executive Director      Management  For           Voted - For
1.8  To Consider and Approve the Appointment of Director
     of the Fourth Session of the Board: Mr. Fan Cheng
     is Appointed As an Executive Director                Management  For           Voted - For
1.9  To Consider and Approve the Appointment of Director
     of the Fourth Session of the Board: Mr. Fu Yang is
     Appointed As an Independent Non- Executive Director  Management  For           Voted - For
1.10 To Consider and Approve the Appointment of Director
     of the Fourth Session of the Board: Mr. Yang
     Yuzhong is Appointed As an Independent
     Non-executive Director                               Management  For           Voted - For
1.11 To Consider and Approve the Appointment of Director
     of the Fourth Session of the Board: Mr. Pan
     Xiaojiang is Appointed As an Independent
     Non-executive Director                               Management  For           Voted - For
1.12 To Consider and Approve the Appointment of Director
     of the Fourth Session of the Board: Mr. Simon to


4




                           CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
     Chi Keung is Appointed As an Independent
     Non-executive Director                              Management  For           Voted - For
1.13 To Consider and Approve the Proposal on the
     Emolument of the Directors of the Fourth Session of
     the Board                                           Management  For           Voted - For
2.1  To Consider and Approve the Appointment of
     Supervisors Representing the Shareholders of the
     Company on the Fourth Session of the Supervisory
     Committee: Mr. Li Qingling is Appointed As A
     Supervisor Representing the Shareholders of the
     Company                                             Management  For           Voted - For
2.2  To Consider and Approve the Appointment of
     Supervisors Representing the Shareholders of the
     Company on the Fourth Session of the Supervisory
     Committee: Mr. He Chaofan is Appointed As A
     Supervisor Representing the Shareholders of the
     Company                                             Management  For           Voted - Against
2.3  To Consider and Approve the Appointment of
     Supervisors Representing the Shareholders of the
     Company on the Fourth Session of the Supervisory
     Committee: Mr. Zhou Feng is Appointed As A
     Supervisor Representing the Shareholders of the
     Company                                             Management  For           Voted - Against
2.4  To Consider and Approve the Proposal on the
     Emolument of the Supervisors of the Fourth Session
     of the Supervisory Committee                        Management  For           Voted - For
3    To Consider and Approve the Renewal of the
     Framework Agreement Entered Into Between the
     Company and Air China Cargo Co., Ltd Dated 27
     October 2011 in Respect of the Continuing Connected
     Transactions for A Further Term of Three Years and
     the Proposed Annual Caps for the Aggregate Amount
     Payable by Air China Cargo Co., Ltd. to the Group
     Pursuant to the Such Continuing Connected
     Transactions for the Years Ending 31 December 2014,
     2015 and 2016, Being Rmb6,120 Million, Rmb7,110
     Million and Rmb8,250 Million, Respectively; and the
     Annual Caps for the Aggregate Amount Payable by the
     Group to Air China Cargo Co., Ltd. Pursuant to the
     Same Continuing Connected Transactions for the
     Years Ending 31 December 2014, 2015 and 2016, Being
     Rmb1,060 Million, Rmb1,250 Million and Rmb1,480
     Million, Respectively                               Management  For           Voted - For
Meeting Date: 22-May-14    Meeting Type: Annual General Meeting
     Please Note That the Company Notice and Proxy Form
     are Available by Clicking-on the Url Links:-
     Http://www.hkexnews.hk/listedco/listconews/seh
     K/2014/0402/ltn201404021531.pdf-and-
     Http://www.hkexnews.hk/listedco/listconews/seh
     K/2014/0402/ltn201404021525.pdf                     Non-Voting                Non-Voting


5




    CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
1   To Consider and Approve the Work Report of the
    Board of Directors (the "board") of the Company for
    the Year 2013                                       Management  For           Voted - For
2   To Consider and Approve the Work Report of the
    Supervisory Committee of the Company for the Year
    2013                                                Management  For           Voted - For
3   To Consider and Approve the Audited Consolidated
    Financial Statements of the Company for the Year
    2013 Prepared Under the Prc Accounting Standards
    and the International Financial Reporting Standards Management  For           Voted - For
4   To Consider and Approve the Profit Distribution
    Proposal for the Year 2013 As Recommended by the
    Board and to Authorise the Board to Implement Such
    Proposals                                           Management  For           Voted - For
5   To Consider and Approve the Re- Appointment of KPMG
    As the Company's International Auditor and KPMG
    Huazhen (special General Partnership) As the
    Company's Domestic Auditor and Internal Control
    Auditor Respectively for the Year Ending 31
    December 2014 and to Authorise the Management of
    the Company to Determine Their Remunerations for
    the Year 2014                                       Management  For           Voted - For
6   To Consider and Approve the Increase of
    Remuneration of Independent Non-executive Directors
    of the Company                                      Management  For           Voted - For
7.1 To Consider and Approve the Appointment of Mr. Song
    Zhiyong As an Executive Director of the Company     Management  For           Voted - For
7.2 To Consider and Approve the Appointment of Mr. John
    Robert Slosar As A Non-executive Director of the
    Company                                             Management  For           Voted - For
8   To Authorise the Board of the Company to Exercise
    the Powers to Allot, Issue and Deal with Additional
    Shares of the Company and to Make Or Grant Offers,
    Agreements and Option Which Might Require the
    Exercise of Such Powers in Connection with Not
    Exceeding 20% of Each of the Existing A Shares and
    H Share (as the Case May Be) in Issue at the Date
    of Passing This Resolution, and to Authorise the
    Board of the Company to Increase the Registered
    Capital and Amend the Articles of Association of
    the Company to Reflect Such Increase in the
    Registered Capital of the Company Under the General
    Mandate                                             Management  For           Voted - Against
9   To Consider and Approve the Resolution in Relation
    to the Grant of A General Mandate to the Board of
    the Company to Issue Debt Financing Instruments     Management  For           Voted - Abstain


6

CSI CHINA FIVE YEAR PLAN ETF




PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
AJISEN (CHINA) HOLDINGS LTD
CUSIP: G0192S109
Meeting Date: 15-May-14   Meeting Type: Annual General Meeting
      Please Note That the Company Notice and Proxy Form
      are Available by Clicking-on the Url Links:-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2014/0410/ltn20140410193.pdf-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2014/0410/ltn20140410203.pdf                      Non-Voting                Non-Voting
      Please Note That Shareholders are Allowed to Vote
      'in Favor' Or 'against' For-all Resolutions,
      Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
1     To Receive and Adopt the Audited Consolidated
      Financial Statements of the Company and the Reports
      of the Directors and Auditors for the Year Ended 31
      December 2013                                       Management  For           Voted - For
2     To Declare A Final Dividend for the Year Ended 31
      December 2013                                       Management  For           Voted - For
3     To Declare A Special Dividend for the Year Ended 31
      December 2013                                       Management  For           Voted - For
4.a.i To Re-elect the Following Person As Director of the
      Company: Mr. Lo Peter                               Management  For           Voted - For
4a.ii To Re-elect the Following Person As Director of the
      Company: Mr. Wang Jincheng                          Management  For           Voted - For
4aiii To Re-elect the Following Person As Director of the
      Company: Mr. Poon Ka Man, Jason                     Management  For           Voted - For
4.b   To Authorise the Board of Directors of the Company
      to Fix the Remuneration of the Directors            Management  For           Voted - For
5     To Re-appoint Deloitte Touche Tohmatsu As Auditors
      of the Company and Authorise the Board to Fix Their
      Remuneration                                        Management  For           Voted - For
6.A   To Give A General Mandate to the Directors to
      Allot, Issue and Deal with Additional Shares Not
      Exceeding 20% of the Issued Share Capital of the
      Company                                             Management  For           Voted - Against
6.B   To Give A General Mandate to the Directors to
      Repurchase Shares Not Exceeding 10% of the Issued
      Share Capital of the Company                        Management  For           Voted - For
6.C   To Extend the Authority Given to Directors Pursuant
      to Ordinary Resolution No. 6(a) to Issue Shares by
      Adding to the Issued Share Capital of the Company
      the Number of Shares Repurchased Under Ordinary
      Resolution No. 6(b)                                 Management  For           Voted - Against


7

CSI CHINA FIVE YEAR PLAN ETF




PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
ALUMINUM CORPORATION OF CHINA LTD, BEIJING
CUSIP: Y0094N109
Meeting Date: 29-Nov-13 Meeting Type: Extraordinary General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/1015/ltn20131015710.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/1015/ltn20131015670.pdf                        Non-Voting                Non-Voting
1   To Consider and Approve the Resolution in Relation
    to the Proposed Disposal of the 65% Equity Interest
    in Chalco Iron Ore Holdings Limited by Chalco Hong
    Kong Ltd., A Wholly-owned Subsidiary of the Company
    to Aluminum Corporation of China Overseas Holdings
    Limited, A Wholly-owned Subsidiary of Chinalco      Management  For           Voted - For
2   To Consider and Approve the Resolution in Relation
    to the Proposed Transfer of the Bank Loans by
    Chalco Hong Kong Ltd., A Wholly-owned Subsidiary of
    the Company to Aluminum Corporation of China
    Overseas Holdings Limited, A Wholly-owned
    Subsidiary of Chinalco                              Management  For           Voted - For
Meeting Date: 27-Jun-14 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0509/ltn20140509284.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0509/ltn20140509386.pdf                      Non-Voting                Non-Voting
1   To Consider and Approve the Resolution in Relation
    to the Directors' Report for the Year Ended 31
    December 2013                                       Management  For           Voted - For
2   To Consider and Approve the Resolution in Relation
    to the Supervisory Committee's Report for the Year
    Ended 31 December 2013                              Management  For           Voted - For
3   To Consider and Approve the Resolution in Relation
    to the Independent Auditor's Report and the Audited
    Financial Report of the Company for the Year Ended
    31 December 2013                                    Management  For           Voted - For
4   To Consider and Approve the Resolution in Relation
    to the Non- Distribution of Final Dividend and
    Non-transfer of Reserves to Increase Share Capital  Management  For           Voted - For
5   To Consider and Approve the Resolution in Relation
    to the Re- Appointment of Auditors and the
    Authorization to the Audit Committee of the Board
    to Fix Their Remuneration                           Management  For           Voted - For
6   To Consider and Approve the Resolution in Relation
    to the Election of Mr. Sun Zhaoxue As A New
    Non-executive Director of the Fifth Session of the
    Board                                               Management  For           Voted - For


8




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
7   To Consider and Approve the Resolution in Relation
    to the Remuneration Standards for Directors and
    Supervisors of the Company for the Year 2014        Management  For           Voted - For
8   To Consider and Approve the Resolution in Relation
    to the Renewal of Liability Insurance for Year
    2014-2015 for the Company's Directors, Supervisors
    and Other Senior Management Member                  Management  For           Voted - Abstain
9   To Consider and Approve the Resolution in Relation
    to the Extension of the Term of Provision of
    Guarantees to Chalco Trading (hk) for Foreign
    Currency Financing                                  Management  For           Voted - For
10  To Consider and Approve the Resolution in Relation
    to the Provision of Guarantees by Chalco Ningxia
    Energy and Its Subsidiaries to Its Subsidiaries for
    Bank Loans                                          Management  For           Voted - For
11  To Consider and Approve the Resolution in Relation
    to the Provision of Guarantees to the Company's
    Subsidiary(ies) for Overseas Bond(s)                Management  For           Voted - Abstain
12  To Consider and Approve the Resolution in Relation
    to the Provision of Guarantees by Shanxi Huasheng
    Aluminum to Xingyuanyuan for Bank Loans             Management  For           Voted - For
13  To Consider and Approve the Resolution in Relation
    to the Continuing Related Transactions Between the
    Company and Jiaozuo Wanfang                         Management  For           Voted - Abstain
14  To Consider and Approve the Resolution in Relation
    to the Issuance of Debt Financing Instruments       Management  For           Voted - Against
15  To Consider and Approve the Resolution in Relation
    to the General Mandate to Issue Additional H Shares Management  For           Voted - Against
16  To Consider and Approve the Resolution in Relation
    to the Issue of Overseas Bond(s) by the Company Or
    Its Subsidiary(ies)                                 Management  For           Voted - For
17  To Consider and Approve the Resolution in Relation
    to the Extension of the Period of Authorization to
    the Board and the Persons to be Fully Authorized by
    the Board to Deal with Specific Matters Relating to
    the Proposed A Share Issue for 12 Months from the
    Date of Resolutions Passed at the Agm and the Class
    Meetings (i.e. 12 Months from 27 June 2014)         Management  For           Voted - For
Meeting Date: 27-Jun-14 Meeting Type: Class Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0509/ltn20140509312.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0509/ltn20140509411.pdf                      Non-Voting                Non-Voting
1   To Consider and Approve the Resolution in Relation
    to the Extension of the Period of Authorization to
    the Board and the Persons to be Fully Authorized by
    the Board to Deal with Specific Matters Relating to
    the Proposed A Share Issue for 12 Months from the
                                                        9





                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Date of Resolutions Passed at the Agm and the Class
    Meetings (i.e. 12 Months from 27 June 2014)         Management  For           Voted - For
ANGANG STEEL COMPANY LTD
CUSIP: Y0132D105
Meeting Date: 31-Dec-13 Meeting Type: Extraordinary General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/1115/ltn20131115577.pdf-and
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/1115/ltn20131115545.p-df                     Non-Voting                Non-Voting
1   To Consider and Approve the Financial Services
    Agreement (2014-2015) and the Transactions
    Contemplated Thereunder, Including the Proposed
    Annual Monetary Caps of Transactions for the Years
    Ending 31 December 2014 and 2015                    Management  For           Voted - Against
2   To Consider and Approve the Proposed Appointment of
    Mr. Xu Zhiwu As A Shareholders' Representative
    Supervisor of the Sixth Session of the Supervisory
    Committee of the Company                            Management  For           Voted - Against
3   To Consider and Approve the Proposed Appointment of
    Ruihua Certified Public Accountants (special
    General Partnership) As the Auditor of the Company
    for the Year Ending 31 December 2013 and to
    Authorize the Board of Directors to Determine Its
    Remuneration                                        Management  For           Voted - For
4   To Consider and Approve the Proposed Amendments to
    the Scope of Business and the Articles of
    Association of the Company As Set Out in Pages 14
    to 15 of the Circular of the Company Dated 16
    November 2013                                       Management  For           Voted - For
Meeting Date: 03-Mar-14 Meeting Type: Extraordinary General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0114/ltn20140114535.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0114/ltn20140114518.pdf                      Non-Voting                Non-Voting
1   To Consider and Approve the Supplemental Agreement
    and the Transactions Contemplated Thereunder,
    Including the Revised Annual Cap for the Two Years
    Ending 31 December 2014 and 2015                    Management  For           Voted - For
Meeting Date: 04-Jun-14 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/list


10




    CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Conews/sehk/2014/0416/ltn20140416607.p Df-and-
    Http://www.hkexnews.hk/listedco/list
    Conews/sehk/2014/0416/ltn20140416499.p Df           Non-Voting                Non-Voting
1   To Consider and Approve the Report of the Board of
    Directors of the Company for the Year of 2013       Management  For           Voted - For
2   To Consider and Approve the Report of the
    Supervisory Committee of the Company for the Year
    of 2013                                             Management  For           Voted - For
3   To Consider and Approve the 2013 Annual Report of
    the Company and Its Extracts                        Management  For           Voted - For
4   To Consider and Approve the Auditors' Report for
    the Year of 2013                                    Management  For           Voted - For
5   To Consider and Approve the Proposal for
    Distribution of Profits of the Company for 2013     Management  For           Voted - For
6   To Consider and Approve the Remunerations of the
    Directors and Supervisors of the Company for the
    Year of 2013                                        Management  For           Voted - For
7   To Consider and Approve the Proposal for
    Appointment of Ruihua Certified Public Accountants
    (special General Partnership) As the Auditors of
    the Company for the Year Ending 31 December 2014
    and to Authorize the Board to Determine Their
    Remunerations                                       Management  For           Voted - For
8.1 To Consider and Approve the Appointment of Each of
    the Following Person As an Independent
    Non-executive Director of the Sixth Session of the
    Board of the Company: Mr. Liu Zhengdong As an
    Independent Non-executive Director of the Company   Management  For           Voted - For
8.2 To Consider and Approve the Appointment of Each of
    the Following Person As an Independent
    Non-executive Director of the Sixth Session of the
    Board of the Company: Professor Wilton Chi Wai Chau
    As an Independent Non-executive Director of the
    Company                                             Management  For           Voted - For
9   To Consider and Approve the Proposed Issuance of
    Short-term Financing Bonds with an Aggregate
    Principal Amount of Not More Than Rmb6 Billion to
    the Institutional Investors in the Prc Inter-bank
    Bonds Market                                        Management  For           Voted - For
10  To Consider and Approve the Proposed Issuance of
    Medium-term Notes with A Registered Amount of Rmb8
    Billion to the Institutional Investors in the Prc
    Inter-bank Bonds Market                             Management  For           Voted - For
11  To Consider and Approve the Proposed Amendments to
    the Scope of Business and the Articles of
    Association of the Company As Set Out in the Notice
    of Annual General Meeting of the Company Dated 17
    April 2014                                          Management  For           Voted - For


11




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
ANHUI CONCH CEMENT CO LTD
CUSIP: Y01373102
Meeting Date: 28-May-14 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0410/ltn20140410487.pdf-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0410/ltn20140410447.pdf                      Non-Voting                Non-Voting
1   To Approve the Report of the Board of Directors for
    the Year Ended 31 December 2013                     Management  For           Voted - For
2   To Approve the Report of the Supervisory Committee
    for the Year Ended 31 December 2013                 Management  For           Voted - For
3   To Approve the Audited Financial Reports Prepared
    in Accordance with the Prc Accounting Standards and
    International Financial Reporting Standards
    Respectively for the Year Ended 31 December 2013    Management  For           Voted - For
4   To Elect and Appoint Mr. Wang Jianchao As an
    Executive Director of the Company                   Management  For           Voted - For
5   To Approve the Resolutions to Reappoint KPMG
    Huazhen Certified Public Accountants (special
    General Partnership) and KPMG Certified Public
    Accountants As the Prc and International
    (financial) Auditors of the Company Respectively,
    to Reappoint KPMG Huazhen Certified Public
    Accountants (special General Partnership) As the
    Internal Control Auditor of the Company, and to
    Authorise the Board to Determine the Remuneration
    of the Auditors in Accordance with the Audit Work
    Performed by the Auditors As Required by the
    Business and Scale of the Company                   Management  For           Voted - For
6   To Approve the Company's Profit Distribution
    Proposal for the Year 2013                          Management  For           Voted - For
7   To Approve the Amendments to the Articles of
    Association of the Company: Articles 98, 100(3)     Management  For           Voted - For
8   To Approve the Grant of A Mandate to the Board to
    Exercise the Power to Allot and Issue New Shares    Management  For           Voted - Against
ANTA SPORTS PRODUCTS LTD
CUSIP: G04011105
Meeting Date: 09-Apr-14 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
                                                        12





                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    K/2014/0311/ltn20140311485.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0311/ltn20140311473.pdf                      Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
1   To Receive and Consider the Audited Consolidated
    Financial Statements of the Company and Its
    Subsidiaries and the Reports of the Directors and
    the Auditor of the Company for the Year Ended 31
    December 2013                                       Management  For           Voted - For
2   To Declare A Final Dividend of Hk22 Cents Per
    Ordinary Share in Respect of the Year Ended 31
    December 2013                                       Management  For           Voted - For
3   To Declare A Special Dividend of Hk7 Cents Per
    Ordinary Share in Respect of the Year Ended 31
    December 2013                                       Management  For           Voted - For
4   To Re-elect Mr. Wang Wenmo As Executive Director of
    the Company                                         Management  For           Voted - Against
5   To Re-elect Mr. Wu Yonghua As Executive Director of
    the Company                                         Management  For           Voted - Against
6   To Re-elect Mr. Lu Hong Te As Independent Non-
    Executive Director of the Company                   Management  For           Voted - For
7   To Authorise the Board of Directors of the Company
    to Fix the Remuneration of the Company's Directors  Management  For           Voted - For
8   To Re-appoint KPMG As the Company's Auditor and to
    Authorise the Board of Directors of the Company to
    Fix Their Remuneration                              Management  For           Voted - For
9   To Grant A General Mandate to the Directors of the
    Company to Allot, Issue and Deal with the Company's
    Shares                                              Management  For           Voted - Against
10  To Grant A General Mandate to the Directors of the
    Company to Repurchase the Company's Shares          Management  For           Voted - For
11  To Extend the General Mandate Granted to the
    Directors of the Company Under Resolution No. 9 by
    the Number of Shares Repurchased Under Resolution
    No. 10                                              Management  For           Voted - Against
ANXIN-CHINA HOLDINGS LTD
CUSIP: G0400P103
Meeting Date: 30-May-14 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0425/ltn201404251034.pdf-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0425/ltn20140425983.pdf                      Non-Voting                Non-Voting


13




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
1   To Receive and Consider the Audited Consolidated
    Financial Statements and the Reports of the
    Directors and Auditors for the Year Ended 31
    December 2013                                         Management  For           Voted - For
2   To Approve the Recommended Final Dividend of Hk1.0
    Cents Per Share for the Year Ended 31 December 2013   Management  For           Voted - For
3.A.I To Re-elect Mr. Liu Zhongkui As an Executive
    Director                                              Management  For           Voted - For
3A.II To Re-elect Mr. Lin Supeng As an Executive Director Management  For           Voted - For
3AIIITo Re-elect Mr. Cheung Chuen As an Independent
    Non-executive Director                                Management  For           Voted - For
3AIVTo Re-elect Professor Li On-kwok, Victor As an
    Independent Non- Executive Director                   Management  For           Voted - For
3.B To Authorise the Board of the Director (the
    "board") to Fix the Remuneration of the Directors     Management  For           Voted - For
4   To Re-appoint Bdo Limited As the Company's Auditor
    and to Authorize the Board to Fix Their Remuneration  Management  For           Voted - For
5   To Grant A General Unconditional Mandate to the
    Directors to Allot, Issue and Deal with Additional
    Shares in the Company Not Exceeding 20% of the
    Issued Share Capital of the Company As at the Date
    of This Resolution                                    Management  For           Voted - Against
6   To Grant A General Unconditional Mandate to the
    Directors to Repurchase Shares in the Company Not
    Exceeding 10% of the Issued Share Capital of the
    Company As at the Date of This Resolution             Management  For           Voted - For
7   Conditional on the Passing of Resolutions Nos. 5
    and 6, to Extend the General Mandate Granted by
    Resolution No. 5 by Adding Thereto the Shares
    Repurchased Pursuant to the General Mandate Granted
    by Resolution No. 6                                   Management  For           Voted - Against
8   To Approve and Adopt the New Share Option Scheme      Management  For           Voted - For
AVICHINA INDUSTRY & TECHNOLOGY CO LTD
CUSIP: Y0485Q109
Meeting Date: 13-Jun-14 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0415/ltn20140415462.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0415/ltn20140415416.pdf                        Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting        Non-Voting                Non-Voting
1   The Resolution Relating to the Report of the Board
    of the Company for the Year Ended 31 December 2013    Management  For           Voted - For
2   The Resolution Relating to the Report of the
    Supervisory Committee of the Company for the Year
    Ended 31 December 2013                                Management  For           Voted - For
                                                          14





                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
3   The Resolution Relating to the Audited Financial
    Statements of the Company for the Year Ended 31
    December 2013                                       Management  For           Voted - For
4   The Resolution Relating to the Profit Distribution
    (including Distribution of 2013 Final Dividend) of
    the Company for the Year Ended 31 December 2013     Management  For           Voted - For
5   The Resolution Relating to the Appointment of
    PricewaterhouseCoopers and PricewaterhouseCoopers
    Zhong Tian LLP, As the International and Domestic
    Auditors of the Company for the Financial Year
    2014, Respectively and to Determine Their
    Remuneration                                        Management  For           Voted - For
6   The Resolution Relating to the Appointment of Mr.
    Liu Renhuai As an Independent Non-executive
    Director of the Company with A Term of Office
    Commencing from the Date on Which the Proposed
    Appointment Has Been Approved at the Agm Until the
    Date on Which the Resolution Relating to the
    Re-election of the Board Will be Considered at the
    Agm to be Convened in 2015, the Determination of
    His Remuneration As Rmb170,000 Per Annum (pre-tax),
    and the Grant of an Authorization to Any Executive
    Director of the Company to Sign the Relevant
    Service Contract on Behalf of the Company with Him  Management  For           Voted - For
7   The Resolution(s) to be Proposed at the Agm by
    Shareholders Holding 3% Or More of the Total Number
    of the Company's Shares Carrying Voting Rights, If
    Any, by Way of Ordinary Resolution(s)               Management  For           Voted - Against
8   The Resolution Relating to Granting the General
    Mandate to the Board to Issue New Shares            Management  For           Voted - Against
9   The Resolution(s) to be Proposed at the Agm by
    Shareholders Holding 3% Or More of the Total Number
    of the Company's Shares Carrying Voting Rights, If
    Any, by Way of Special Resolution(s)                Management  For           Voted - Against
    21 Apr 2014: Please Note That This is A Revision
    Due to Receipt of Actual Reco-rd Date. If You Have
    Already Sent in Your Votes, Please Do Not Vote
    Again Unle-ss You Decide to Amend Your Original
    Instructions. Thank You                             Non-Voting                Non-Voting
BAOXIN AUTO GROUP LIMITED, GRAND CAYMAN
CUSIP: G08909106
Meeting Date: 18-Jun-14 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0430/ltn20140430267.pdf-


15




      CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2014/0430/ltn20140430221.pdf                       Non-Voting                Non-Voting
1     To Receive and Consider the Audited Consolidated
      Financial Statements of the Company and Its
      Subsidiaries and the Reports of the Directors and
      Auditors of the Company for the Year Ended December
      31, 2013                                             Management  For           Voted - For
2     To Declare A Final Dividend of Hkd 0.15 Per
      Ordinary Share for the Year Ended December 31, 2013  Management  For           Voted - For
3.a.i To Re-elect the Retiring Director:yang Aihua As an
      Executive Director                                   Management  For           Voted - Against
3.aii To Re-elect the Retiring Director:yang Hansong As
      an Executive Director                                Management  For           Voted - Against
3aiii To Re-elect the Retiring Director: Yang Zehua As an
      Executive Director                                   Management  For           Voted - Against
3.aiv To Re-elect the Retiring Director: Hua Xiuzhen As
      an Executive Director                                Management  For           Voted - Against
3.a.v To Re-elect the Retiring Director: Zhao Hongliang
      As an Executive Director                             Management  For           Voted - Against
3.avi To Re-elect the Retiring Director: Lu Linkui As A
      Non-executive Director                               Management  For           Voted - Against
3avii To Re-elect the Retiring Director: Diao Jianshen As
      an Independent Non- Executive Director               Management  For           Voted - For
3.a.8 To Re-elect the Retiring Director: Wang Keyi As an
      Independent Non- Executive Director                  Management  For           Voted - For
3.aix To Re-elect the Retiring Director: Chan Wan Tsun
      Adrian Alan As an Independent Non-executive Director Management  For           Voted - For
3.b   To Authorize the Board of Directors of the Company
      to Fix the Respective Directors' Remuneration        Management  For           Voted - For
4     To Re-appoint Ernst & Young As the Company's
      Auditors and to Authorize the Board of Directors of
      the Company to Fix Their Remuneration                Management  For           Voted - For
5     To Grant A General Mandate to the Directors of the
      Company to Allot, Issue and Deal with New Shares
      Not Exceeding 20% of the Issued Share Capital of
      the Company As at the Date of Passing This
      Resolution                                           Management  For           Voted - Against
6     To Grant A General Mandate to the Directors of the
      Company to Repurchase Shares Not Exceeding 10% of
      the Issued Share Capital of the Company As at the
      Date of Passing This Resolution                      Management  For           Voted - For
7     Conditional Upon the Passing of Resolutions
      Numbered 5 and Numbered 6 Set Out in the Notice
      Convening This Meeting, the Aggregate Nominal
      Amount of the Shares in the Company Which are
      Repurchased Or Otherwise Acquired by the Company
      Pursuant to Resolution Numbered 6 Shall be Added to
      the Aggregate Nominal Amount of the Shares Which
      May be Issued Pursuant to Resolution Numbered 5      Management  For           Voted - Against


16




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
BBMG CORP
CUSIP: Y076A3105
Meeting Date: 30-Oct-13 Meeting Type: Extraordinary General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking O-n the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0909/ltn-20130909763.pdf,
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0909/ltn-20130909753.pdf and
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0910/-ltn20130910199.pdf                       Non-Voting                Non-Voting
1   To Consider And, If Thought Fit, to Approve the
    Compliance and Satisfaction by the Company of the
    Requirements of the Nonpublic Issue and Placing of
    A Shares of the Company (the "proposed Placing")    Management  For           Voted - For
2   To Consider And, If Thought Fit, to Approve the
    Conditional Subscription Agreement Dated 5
    September 2013 Entered Between the Company and As
    Specified (bbmg Group Company Limited) (the
    "parent") in Relation to the Subscription of
    448,028,673 A Shares by the Parent, and the
    Transactions Contemplated Thereunder, Details of
    Which Will be Set Out in the Circular of the
    Company Dated on Or Around 26 September 2013        Management  For           Voted - For
3   To Consider And, If Thought Fit, to Approve the
    Conditional Subscription Agreement Dated 5
    September 2013 Entered Between the Company and As
    Specified (beijing Jingguofa Equity Investment Fund
    (limited Partnership)) (the "fund") in Relation to
    the Subscription of 52,874,551 A Shares by the
    Fund, and the Transactions Contemplated
    Thereunder, Details of Which Will be Set Out in
    the Circular of the Company Dated on Or Around 26
    September 2013                                      Management  For           Voted - For
4   To Consider And, If Thought Fit, to Approve the
    Feasibility Study Report on Use of Proceeds from
    the Proposed Placing, Details of Which Will be Set
    Out in the Circular of the Company Dated on Or
    Around 26 September 2013                            Management  For           Voted - For
5   To Consider And, If Thought Fit, to Approve the
    Proposal in Relation to the Usage Report on
    Previous Proceeds of the Company, Details of Which
    Will be Set Out in the Circular of the Company
    Dated on Or Around 26 September 2013                Management  For           Voted - For
6   To Consider And, If Thought Fit, to Approve the
    Proposal in Relation to the Plan on Shareholders'
    Return for the Three Years Ending 31 December 2015,
    Details of Which Will be Set Out in the Circular of
    the Company Dated on Or Around 26 September 2013    Management  For           Voted - For
7   To Consider And, If Thought Fit, to Approve the
    Proposal in Relation to the Granting of A Waiver to
                                                        17





     CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
     the Parent and Its Concert Parties from the
     Obligation to Make A General Offer Under the
     Relevant Prc Laws and Regulations                   Management  For           Voted - For
8    To Consider And, If Thought Fit, to Approve the
     Proposal in Relation to the Granting of the
     Whitewash Waiver Pursuant to Note 1 on
     Dispensations from Rule 26 of the Hong Kong Code on
     Takeovers and Mergers to the Parent, the Fund and
     Parties Acting in Concert with Any of Them from the
     Obligation to Make A General Offer                  Management  For           Voted - For
9.1  To Consider And, If Thought Fit, to Approve the
     Proposed Placing Within the People's Republic of
     China: Class and Par Value of Shares to be Issued   Management  For           Voted - For
9.2  To Consider And, If Thought Fit, to Approve the
     Proposed Placing Within the People's Republic of
     China: Method and Time of the Proposed Issue of A
     Shares                                              Management  For           Voted - For
9.3  To Consider And, If Thought Fit, to Approve the
     Proposed Placing Within the People's Republic of
     China: Number of Shares to be Issued                Management  For           Voted - For
9.4  To Consider And, If Thought Fit, to Approve the
     Proposed Placing Within the People's Republic of
     China: Subscription Price and Pricing Principles    Management  For           Voted - For
9.5  To Consider And, If Thought Fit, to Approve the
     Proposed Placing Within the People's Republic of
     China: Target Subscribers and Subscription Method   Management  For           Voted - For
9.6  To Consider And, If Thought Fit, to Approve the
     Proposed Placing Within the People's Republic of
     China: Lock-up Period                               Management  For           Voted - For
9.7  To Consider And, If Thought Fit, to Approve the
     Proposed Placing Within the People's Republic of
     China: Application for Listing of the A Shares to
     be Issued                                           Management  For           Voted - For
9.8  To Consider And, If Thought Fit, to Approve the
     Proposed Placing Within the People's Republic of
     China: Use of Proceeds                              Management  For           Voted - For
9.9  To Consider And, If Thought Fit, to Approve the
     Proposed Placing Within the People's Republic of
     China: Undistributed Profit                         Management  For           Voted - For
9.10 To Consider And, If Thought Fit, to Approve the
     Proposed Placing Within the People's Republic of
     China: Effectiveness of the Resolution Approving
     the Proposed Placing                                Management  For           Voted - For
10   To Consider And, If Thought Fit, to Approve the
     Proposal in Relation to the Plan of the Proposed
     Placing of the Company, Details of Which Will be
     Set Out in the Circular of the Company Dated on Or
     Around 26 September 2013                            Management  For           Voted - For
11   To Consider And, If Thought Fit, to Approve the
     Authorisation to the Board of Directors of the
     Company to Handle Relevant Matters in Connection
     with the Proposed Placing                           Management  For           Voted - For


18




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Please Note That This is A Revision Due to Addition
    of Url Link. If You Have A-lready Sent in Your
    Votes, Please Do Not Return This Proxy Form Unless
    You Dec-ide to Amend Your Original Instructions.
    Thank You.                                          Non-Voting                Non-Voting
Meeting Date: 22-May-14 Meeting Type: Annual General Meeting
    Please Note That This is an Amendment to Meeting Id
    304484 Due to Addition Of-resolution 10. All Votes
    Received on the Previous Meeting Will be
    Disregarded-and You Will Need to Reinstruct on This
    Meeting Notice. Thank You.                          Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0328/lt-n201403281214.pdf,
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0424/l-tn20140424934.pdf,
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0328/l-tn201403281200.pdf and
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/04-24/ltn20140424923.pdf                     Non-Voting                Non-Voting
1   To Approve the Report of the Board of Directors of
    the Company for the Year Ended 31 December 2013     Management  For           Voted - For
2   To Approve the Report of the Supervisory Board of
    the Company for the Year Ended 31 December 2013     Management  For           Voted - For
3   To Approve the Audited Accounts of the Company for
    the Year Ended 31 December 2013                     Management  For           Voted - For
4   To Approve the Profit Distribution Proposal of the
    Company, Namely, the Proposal for Distribution of A
    Final Dividend of Rmb0.078 Per Share (before Tax)
    in an Aggregate Amount of Approximately Rmb373.2
    Million for the Year Ended 31 December 2013, and to
    Authorise the Board of Directors of the Company to
    Implement the Aforesaid Distribution                Management  For           Voted - For
5   To Approve the Remuneration Plan of the Executive
    Directors of the Company for the Year Ended 31
    December 2013                                       Management  For           Voted - For
6   To Approve (1) the Audit Fee of the Company for the
    Year Ended 31 December 2013 in an Amount of
    Rmb9,500,000; and (2) the Appointment of Ernst &
    Young Hua Ming Certified Public Accountants As the
    Independent Auditor of the Company for the Year
    Ending 31 December 2014 with Term Ending on the
    Date of the Annual General Meeting of the Company
    for the Year of 2014, and to Authorize the Board to
    Implement the Resolution                            Management  For           Voted - For
7   To Approve the Proposed Amendments to the Articles
    of Association of the Company (the "articles of
    Association") As Set Out in the Notice Convening
    the Meeting Dated 31 March 2014, and the Board be
    and is Hereby Authorized to Deal with on Behalf of
    the Company the Relevant Filing and Amendments


19




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    (where Necessary) Procedures and Other Related
    Issues Arising from the Amendments to the Articles
    of Association                                      Management  For           Voted - For
8   To Approve the Issue of Debentures with an
    Aggregate Principal Amount of Not More Than Rmb8.5
    Billion in the Prc and the Grant of A Mandate to
    Any Two Executive Directors of the Company to
    Handle All Matters Relating to the Issue of the
    Debentures                                          Management  For           Voted - For
9   To Approve the Granting of A General Mandate to the
    Board of Directors of the Company to Issue, Allot
    and Otherwise Deal with (1) Additional A Shares of
    the Company Not Exceeding 20% of the A Shares in
    Issue; and (2) Additional H Shares of the Company
    Not Exceeding 20% of the H Shares in Issue, and to
    Authorize the Board of Directors of the Company to
    Make Such Corresponding Amendments to the Articles
    of Association of the Company As It Thinks Fit So
    As to Reflect the New Capital Structure Upon the
    Allotment and Issue of the New Shares               Management  For           Voted - Against
10  To Elect Wang Guangjin As an Independent
    Non-executive Director of the Company of the Third
    Session of the Board of Directors (the "board") of
    the Company for A Period Commencing from the
    Conclusion of the Meeting and Expiring on the Date
    of the Annual General Meeting of the Company for
    the Year 2014 and to Authorize the Board to Enter
    Into Service Contract And/or Appointment Letter
    with the Newly Elected Director Subject to Such
    Terms and Conditions As the Board Shall Think Fit
    and to Do All Such Acts and Things to Give Effect
    to Such Matters                                     Management  For           Voted - For
BEIJING CAPITAL INTERNATIONAL AIRPORT CO LTD
CUSIP: Y07717104
Meeting Date: 26-Feb-14 Meeting Type: Extraordinary General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0109/ltn20140109194.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0109/ltn20140109188.pdf                      Non-Voting                Non-Voting
1   To Consider and Approve the Appointment of Mr.
    Cheng Chi Ming, Brian As A Non-executive Director
    of the Company and the Granting of the
    Authorization of the Board to Determine His
    Remuneration                                        Management  For           Voted - Against


20




                         CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                               PROPOSED BY MGT. POSITION REGISTRANT VOTED
Meeting Date: 30-Jun-14  Meeting Type: Annual General Meeting
      Please Note That This is an Amendment to Meeting Id
      338341 Due to Addition Of-resolutions 6, 7, 8 and
      9. All Votes Received on the Previous Meeting Will
      Be-disregarded and You Will Need to Reinstruct on
      This Meeting Notice. Thank You.                  Non-Voting                Non-Voting
      Please Note That the Company Notice and Proxy Form
      are Available by Clicking-on the Url Links:
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2014/0516/lt-n20140516230.pdf
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2014/0613/lt-n20140613419.pdf and
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2014/06-13/ltn20140613408.pdf                  Non-Voting                Non-Voting
1     To Consider and Approve the Report of the Board of
      Directors of the Company (the "board") for the Year
      Ended 31 December 2013                           Management  For           Voted - For
2     To Consider and Approve the Report of the
      Supervisory Committee of the Company for the Year
      Ended 31 December 2013                           Management  For           Voted - For
3     To Consider and Approve the Audited Financial
      Statements and the Independent Auditor's Report for
      the Year Ended 31 December 2013                  Management  For           Voted - For
4     To Consider and Approve the Profit Appropriation
      Proposal for the Year Ended 31 December 2013     Management  For           Voted - For
5     To Consider and Approve the Re- Appointment of
      PricewaterhouseCoopers Zhong Tian LLP and
      PricewaterhouseCoopers, As the Company's Prc and
      International Auditors, Respectively, for the Year
      Ending 31 December 2014 and the Granting of the
      Authorisation to the Board to Determine Their
      Remuneration                                     Management  For           Voted - For
6.I   To Consider and Approve the Election of the Member
      of the Sixth Session of the Board As Follows and
      Granting the Authorization to the Board to
      Determine Their Remuneration: Mr. Liu Xuesong As an
      Executive Director                               Management  For           Voted - For
6.II  To Consider and Approve the Election of the Member
      of the Sixth Session of the Board As Follows and
      Granting the Authorization to the Board to
      Determine Their Remuneration: Mr. Shi Boli As an
      Executive Director                               Management  For           Voted - For
6.III To Consider and Approve the Election of the Member
      of the Sixth Session of the Board As Follows and
      Granting the Authorization to the Board to
      Determine Their Remuneration: Ms. Gao Lijia As A
      Non- Executive Director                          Management  For           Voted - For
6.IV To Consider and Approve the Election of the Member
      of the Sixth Session of the Board As Follows and
      Granting the Authorization to the Board to
      Determine Their Remuneration: Mr. Yao Yabo As A
      Non- Executive Director                          Management  For           Voted - For
                                                       21





    CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
6.V To Consider and Approve the Election of the Member
    of the Sixth Session of the Board As Follows and
    Granting the Authorization to the Board to
    Determine Their Remuneration: Mr. Zhang Musheng As
    A Non-executive Director                             Management  For           Voted - For
6.VI To Consider and Approve the Election of the Member
    of the Sixth Session of the Board As Follows and
    Granting the Authorization to the Board to
    Determine Their Remuneration: Mr. Cheng Chi Ming,
    Brian As A Non-executive Director                    Management  For           Voted - For
6.VII To Consider and Approve the Election of the Member
    of the Sixth Session of the Board As Follows and
    Granting the Authorization to the Board to
    Determine Their Remuneration: Mr. Japhet Sebastian
    Law As an Independent Non-executive Director         Management  For           Voted - For
6VIIITo Consider and Approve the Election of the Member
    of the Sixth Session of the Board As Follows and
    Granting the Authorization to the Board to
    Determine Their Remuneration: Mr. Wang Xiaolong As
    an Independent Non-executive Director                Management  For           Voted - For
6.IX To Consider and Approve the Election of the Member
    of the Sixth Session of the Board As Follows and
    Granting the Authorization to the Board to
    Determine Their Remuneration: Mr. Jiang Ruiming As
    an Independent Non-executive Director                Management  For           Voted - For
6.X To Consider and Approve the Election of the Member
    of the Sixth Session of the Board As Follows and
    Granting the Authorization to the Board to
    Determine Their Remuneration: Mr. Liu Guibin As an
    Independent Non-executive Director                   Management  For           Voted - For
7   To Consider and Approve the Granting of the
    Authorisation to the Board to Arrange for Service
    Contracts And/or Appointment Letters to be Entered
    Into by the Company with Or Issued by the Company
    to All the Newly Elected Executive Directors,
    Non-executive Directors and Independent Non-
    Executive Directors, Respectively, Upon Such Terms
    and Conditions As the Board Shall Think Fit, and to
    Do All Such Acts and Things to Effect Such Matters   Management  For           Voted - For
8.1.I To Consider and Approve the Election of the Member
    of the Sixth Session of the Supervisory Committee
    and Granting the Authorization to the Board to
    Determine Their Remunerations: Mr. Liu Yanbin As A
    Supervisor Representing the Shareholders             Management  For           Voted - Against
8.1II To Consider and Approve the Election of the Member
    of the Sixth Session of the Supervisory Committee
    and Granting the Authorization to the Board to
    Determine Their Remunerations: Mr. Sang Shengli As
    A Supervisor Representing the Shareholders           Management  For           Voted - For
81III To Consider and Approve the Election of the Member
    of the Sixth Session of the Supervisory Committee
    and Granting the Authorization to the Board to
    Determine Their Remunerations: Mr. Dong Ansheng As
    an Independent Supervisor                            Management  For           Voted - For
                                                         22





                           CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                 PROPOSED BY   MGT. POSITION REGISTRANT VOTED
8.1IV To Consider and Approve the Election of the Member
    of the Sixth Session of the Supervisory Committee
    and Granting the Authorization to the Board to
    Determine Their Remunerations: Mr. Lau Siu Ki As an
    Independent Supervisor                               Management    For           Voted - Against
8.2.I To Confirm the Member of the Sixth Session of the
    Supervisory Committee and Granting the
    Authorization to the Board to Determine Their
    Remunerations: Ms. Li Xiaomei As A Supervisor
    Representing the Staff                               Management    For           Voted - For
8.2II To Confirm the Member of the Sixth Session of the
    Supervisory Committee and Granting the
    Authorization to the Board to Determine Their
    Remunerations: Mr. Deng Xianshan As A Supervisor
    Representing the Staff                               Management    For           Voted - For
82III To Confirm the Member of the Sixth Session of the
    Supervisory Committee and Granting the
    Authorization to the Board to Determine Their
    Remunerations: Mr. Chang Jun As A Supervisor
    Representing the Staff                               Management    For           Voted - For
9   To Authorise the Board to Issue Appointment Letters
    to All the Newly Elected Supervisors Upon Such
    Terms and Conditions As the Board Thinks Fit, and
    to Do All Such Acts and Things to Effect Such
    Matters                                              Management    For           Voted - For
BEIJING ENTERPRISES HOLDINGS LTD
CUSIP: Y07702122
Meeting Date: 08-Nov-13    Meeting Type: Extraordinary General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/1018/ltn20131018047.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/1018/ltn20131018041.pdf                       Non-Voting                  Non-Voting
    Please Note in the Hong Kong Market That A Vote of
    "abstain" Will be Treated-the Same As A "take No
    Action" Vote.                                        Non-Voting                  Non-Voting
1   To Confirm, Approve, Authorize and Ratify the
    Entering Into of the Sale and Purchase Agreement
    and the Supplemental Agreement (both As Defined in
    the Notice Convening the Meeting) and the
    Transactions Contemplated Thereunder (including the
    Issuance of the Consideration Shares) and the
    Implementation Thereof and to Authorize Any One
    Director of the Company for and on Behalf of the
    Company to Execute (and, If Necessary, Affix the
    Common Seal of the Company) Any Such Documents,
    Instruments and Agreements and to Do Any Such Acts
    Or Things As May be Deemed by Him in His Absolute
    Discretion to be Incidental To, Ancillary to Or in
                                                         23





                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Connection with the Matters Contemplated in the
    Sale and Purchase Agreement and the Transactions
    Contemplated Thereunder (including the Issuance of
    the Consideration Shares) and the Implementation
    Thereof                                             Management  For           Voted - For
Meeting Date: 18-Jun-14 Meeting Type: Annual General Meeting
    Please Note in the Hong Kong Market That A Vote of
    "abstain" Will be Treated-the Same As A "take No
    Action" Vote.                                       Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0516/ltn20140516286.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0516/ltn20140516278.pdf                      Non-Voting                Non-Voting
1   To Receive the Audited Consolidated Financial
    Statements and Reports of the Directors and of the
    Auditors for the Year Ended 31 December 2013        Management  For           Voted - For
2   To Declare A Final Dividend                         Management  For           Voted - For
3.1 To Re-elect Mr. Hou Zibo As Director                Management  For           Voted - For
3.2 To Re-elect Mr. Zhou Si As Director                 Management  For           Voted - For
3.3 To Re-elect Mr. Li Fucheng As Director              Management  For           Voted - For
3.4 To Re-elect Mr. Li Yongcheng As Director            Management  For           Voted - For
3.5 To Re-elect Mr. Liu Kai As Director                 Management  For           Voted - For
3.6 To Re-elect Mr. E Meng As Director                  Management  For           Voted - For
3.7 To Re-elect Mr. Robert A. Theleen As Director       Management  For           Voted - Against
3.8 To Re-elect Dr. Yu Sun Say As Director              Management  For           Voted - For
3.9 To Authorise the Board of Directors to Fix
    Directors' Remuneration                             Management  For           Voted - For
4   To Re-appoint Messrs. Ernst & Young As Auditors and
    to Authorise the Board of Directors to Fix Their
    Remuneration                                        Management  For           Voted - For
5   To Give A General Mandate to the Directors to Buy
    Back Shares Not Exceeding 10% of the Total Number
    of Shares of the Company in Issue on the Date of
    This Resolution                                     Management  For           Voted - For
6   To Give A General Mandate to the Directors to
    Issue, Allot and Deal with Additional Shares Not
    Exceeding 20% of the Total Number of Shares of the
    Company in Issue on the Date of This Resolution     Management  For           Voted - Against
7   To Extend the General Mandate Granted to the
    Directors to Issue Shares in the Capital of the
    Company by the Number of Shares Bought Back         Management  For           Voted - Against


24




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
BEIJING JINGNENG CLEAN ENERGY CO LTD, BEIJING
CUSIP: Y07739108
Meeting Date: 17-Dec-13 Meeting Type: Extraordinary General Meeting
     Please Note That This is an Amendment to Meeting Id
     255514 Due to Addition Of-resolution IV.1. All
     Votes Received on the Previous Meeting Will be
     Disregarde-d and You Will Need to Reinstruct on
     This Meeting Notice. Thank You.                     Non-Voting                Non-Voting
     Please Note That the Company Notice and Proxy Form
     are Available by Clicking O-n the Url Links:
     Http://www.hkexnews.hk/listedco/listconews/sehk/
     2013/1031/ltn-20131031699.pdf,
     Http://www.hkexnews.hk/listedco/listconews/sehk/
     2013/1031/ltn-20131031697.pdf,
     Http://www.hkexnews.hk/listedco/listconews/seh
     K/2013/1127/ltn-20131127522.pdf and
     Http://www.hkexnews.hk/listedco/listconews/seh
     K/2013/1127/-ltn20131127516.pdf                     Non-Voting                Non-Voting
I.1  To Re-elect Mr. Lu Haijun As A Non-executive
     Director of the Company for A Term Commencing on 17
     December 2013 and Expiring on 16 December 2016      Management  For           Voted - Against
I.2  To Re-elect Mr. Guo Mingxing As A Non-executive
     Director of the Company for A Term Commencing on 17
     December 2013 and Expiring on 16 December 2016      Management  For           Voted - Against
I.3  To Re-elect Mr. Xu Jingfu As A Non-executive
     Director of the Company for A Term Commencing on 17
     December 2013 and Expiring on 16 December 2016      Management  For           Voted - Against
I.4  To Re-elect Mr. Liu Guochen As A Non-executive
     Director of the Company for A Term Commencing on 17
     December 2013 and Expiring on 16 December 2016      Management  For           Voted - Against
I.5  To Re-elect Mr. Yu Zhongfu As A Non-executive
     Director of the Company for A Term Commencing on 17
     December 2013 and Expiring on 16 December 2016      Management  For           Voted - Against
I.6  To Re-elect Mr. Jin Yudan As A Non-executive
     Director of the Company for A Term Commencing on 17
     December 2013 and Expiring on 16 December 2016      Management  For           Voted - Against
I.7  To Re-elect Mr. Chen Ruijun As an Executive
     Director of the Company for A Term Commencing on 17
     December 2013 and Expiring on 16 December 2016      Management  For           Voted - Against
I.8  To Re-elect Mr. Liu Chaoan As an Independent
     Non-executive Director of the Company for A Term
     Commencing on 17 December 2013 and Expiring on 16
     December 2016                                       Management  For           Voted - For
I.9  To Re-elect Mr. Shi Xiaomin As an Independent
     Non-executive Director of the Company for A Term
     Commencing on 17 December 2013 and Expiring on 16
     December 2016                                       Management  For           Voted - For
I.10 To Re-elect Ms. Lau Miu Man As an Independent
     Non-executive Director of the Company for A Term
                        25





                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Commencing on 17 December 2013 and Expiring on 16
      December 2016                                       Management  For           Voted - For
I.11  To Re-elect Mr. Wei Yuan As an Independent Non-
      Executive Director of the Company for A Term
      Commencing on 17 December 2013 and Expiring on 16
      December 2016                                       Management  For           Voted - For
II.1  To Re-elect Mr. Chen Yanshan As A Supervisor
      Representing the Shareholders of the Company for A
      Term Commencing on 17 December 2013 and Expiring on
      16 December 2016                                    Management  For           Voted - Against
II.2  To Re-elect Mr. Liu Jiakai As A Supervisor
      Representing the Shareholders of the Company for A
      Term Commencing on 17 December 2013 and Expiring on
      16 December 2016                                    Management  For           Voted - For
III.1 The Amendment to the Article 19 of the Articles of
      Association of the Company                          Management  For           Voted - For
III.2 The Amendment to the Article 23 of the Articles of
      Association of the Company                          Management  For           Voted - For
IV.1 To Consider and Approve the Proposed Issuance of
      Short-term Debentures in 2014 (the "2014 Short-term
      Debentures") with an Aggregate Principal Amount Not
      Exceeding Rmb1,800 Million and That the Board of
      Directors Or the Senior Management of the Company
      be Authorized To, in Accordance with the Demand of
      the Company and the Market Condition, Decide and
      Deal with All Relevant Matters in Relation to the
      Issuance of the 2014 Short-term Debentures,
      Including But Without Limitation, the Terms and
      Conditions and Any Other Relevant Matters Relating
      to Such Issue As Well As Taking All Necessary
      Actions                                             Management  For           Voted - For
Meeting Date: 10-Jun-14 Meeting Type: Annual General Meeting
      Please Note That the Company Notice and Proxy Form
      are Available by Clicking-on the Url Links:-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2014/0424/ltn201404241470.pdf-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2014/0424/ltn201404241494.pdf                     Non-Voting                Non-Voting
O.1   To Consider and Approve the Work Report of the
      Board of Directors of the Company for the Year
      Ended 31 December 2013                              Management  For           Voted - For
O.2   To Consider and Approve the Report of the Board of
      Supervisors of the Company for the Year Ended 31
      December 2013                                       Management  For           Voted - For
O.3   To Consider and Approve the Report of the Auditors
      and the Audited Financial Statements of the Company
      Prepared in Accordance with International Financial
      Reporting Standards for the Year Ended 31 December
      2013                                                Management  For           Voted - For
O.4   To Consider and Approve the Profit Distribution
      Proposal and the Plan of Distribution of Final
                        26





    CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Dividends of the Company for the Year Ended 31
    December 2013                                       Management  For           Voted - For
O.5 To Consider and Approve the Annual Report of the
    Company for the Year 2013                           Management  For           Voted - For
O.6 To Consider and Approve the Proposed Appointment of
    Mr. Li Fu Qiang As an Independent Non- Executive
    Director of the Company                             Management  For           Voted - For
O.7 To Consider and Approve the Re- Appointment of
    Deloitte Touche Tohmatsu As the International
    Auditors of the Company for the Year 2014, to Hold
    Office Until the Conclusion of the Next Annual
    General Meeting of the Company and to Authorize the
    Board to Determine Their Remuneration               Management  For           Voted - For
O.8 To Consider and Approve the Budget Report of the
    Company for the Year 2014                           Management  For           Voted - For
O.9 To Consider and Approve the Continuing Connected
    Transaction of the Company Under the Framework Heat
    Sale and Purchase Agreement and the Proposed Annual
    Caps Thereof                                        Management  For           Voted - For
S.1 To Consider and Approve the Extension of the
    Effective Period of the Resolution Passed at the
    2012 Annual General Meeting of the Company for
    Another 12 Months from the Date on Which the
    Approval is Obtained at the Meeting: "to Grant A
    General Mandate to the Board to Determine by the
    Board, in Line with Market Conditions, to Issue
    Additional H Shares in the Company Not Exceeding
    20% of the Number of H Shares of the Company in
    Issue Within 12 Months from the Date on Which the
    Approval is Obtained at the Meeting, and to Make Or
    Grant Relevant Offers, Agreements and Arrangements;
    to Determine the Specific Number of the Additional
    H Shares to be Issued Subject to the Aforesaid
    Ceiling and the Eligibility for Taking Up Such
    Additional H Shares; and to Make Necessary
    Amendments to the Articles of Association of the
    Company in Contd                                    Management  For           Voted - Against
    Contd Light of the Actual Issuance of Additional H
    Shares and to Register-such Amendments with
    Relevant Industry and Commerce
    Administration-authority(ies) to Reflect the
    Changes in the Share Capital Resulting from
    The-issuance of Additional Shares"                  Non-Voting                Non-Voting
S.2 To Consider and Approve the Granting of A General
    Mandate to the Board to Determine the Issue of Debt
    Financing Instruments                               Management  For           Voted - Abstain
                                                        27


CSI CHINA FIVE YEAR PLAN ETF




PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
BEIJING TONG REN TANG CHINESE MEDICINE CO LTD, HON
CUSIP: Y0774V108
Meeting Date: 07-May-14 Meeting Type: Annual General Meeting
    Please Note in the Hong Kong Market That A Vote of
    "abstain" Will be Treated-the Same As A "take No
    Action" Vote.                                       Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/gem
    /2014/0328/gln20140328221.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/gem
    /2014/0328/gln20140328217.pdf                       Non-Voting                Non-Voting
1   To Receive and Adopt the Audited Consolidated
    Financial Statements, the Report of the Directors
    of the Company (the ''directors'') and the Report
    of the Auditor of the Company for the Year Ended 31
    December 2013                                       Management  For           Voted - For
2.A To Elect Mr. Mei Qun As A Non-executive Director    Management  For           Voted - Against
2.B To Re-elect Ms. Ding Yong Ling As an Executive
    Director                                            Management  For           Voted - Against
2.C To Re-elect Ms. Lin Man As an Executive Director    Management  For           Voted - Against
2.D To Authorize the Board of Directors of the Company
    (the ''board'') to Fix the Directors' Remuneration  Management  For           Voted - For
3   To Consider and Approve the Proposed Payment of A
    Final Dividend of Hkd 0.08 Per Share for the Year
    Ended 31 December 2013                              Management  For           Voted - For
4   To Consider and Approve the Re-appointment of
    PricewaterhouseCoopers As the Auditor of the
    Company and to Authorize the Board to Fix the
    Auditor's Remuneration                              Management  For           Voted - Against
5.A To Grant A General Mandate to the Directors to
    Issue Additional Shares of the Company              Management  For           Voted - Against
5.B To Grant A General Mandate to the Directors to
    Purchase Shares of the Company                      Management  For           Voted - For
5.C Conditional Upon Resolutions 5(a) and 5(b) Being
    Passed, to Extend the General Mandate to the
    Directors to Issue and Allot Additional Shares of
    the Company by Adding the Number of Shares
    Repurchased by the Company Under the Mandate
    Referred to in Resolution 5(b) Above                Management  For           Voted - Against
Meeting Date: 07-May-14 Meeting Type: Extraordinary General Meeting
    Please Note in the Hong Kong Market That A Vote of
    "abstain" Will be Treated-the Same As A "take No
    Action" Vote.                                       Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/gem
    /2014/0415/gln20140415019.pdf-


28




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Http://www.hkexnews.hk/listedco/listconews/gem
    /2014/0415/gln20140415023.pdf                       Non-Voting                Non-Voting
1   To Consider And, If Thought Fit, to Approve the
    Revision to the Terms to the Distribution Framework
    Agreement Dated 3 October 2013 (the ''prc
    Distribution Framework Agreement'') Pursuant to A
    Supplemental Agreement Entered Into Between the
    Company and China Beijing Tong Ren Tang (holdings)
    Corporation Dated 10 April 2014 and the New Annual
    Caps for the Three Years Ending 31 December 2016
    for the Transactions Contemplated There Under are
    Hereby Approved, Ratified and Confirmed; and That
    Any One Director of the Company be and is Hereby
    Authorized to Sign Or Execute Such Other Documents
    Or Supplemental Agreements Or Deeds on Behalf of
    the Company and to Do All Such Things and Take All
    Such Actions As He May Consider Necessary Or
    Desirable for the Purpose of Giving Effect to the
    Prc Distribution Framework Agreement and Completing
    the Transactions Contemplated There Under with Such
    Changes As He/she May Consider Necessary, Desirable
    Or Expedient                                        Management  For           Voted - For
    22 Apr 2014: Please Note That This is A Revision
    Due to Change in Record Date-from 06 May 2014 to 30
    Apr 2014. If You Have Already Sent in Your Votes,
    Pleas-e Do Not Vote Again Unless You Decide to
    Amend Your Original Instructions. Tha-nk You.       Non-Voting                Non-Voting
BIOSTIME INTERNATIONAL HOLDINGS LTD, GRAND CAYMAN
CUSIP: G11259101
Meeting Date: 08-May-14 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0402/ltn20140402679.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0402/ltn20140402633.pdf                      Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
1   To Receive, Consider and Adopt the Consolidated
    Audited Financial Statements of the Company and Its
    Subsidiaries and the Reports of the Directors (the
    "directors") and Auditors of the Company for the
    Year Ended 31 December 2013                         Management  For           Voted - For
2.a To Declare A Final Dividend Equivalent to Hkd 0.44
    Per Ordinary Share for the Year Ended 31 December
    2013 to the Shareholders of the Company Which Shall
    be Distributed from Retained Profits of the Company Management  For           Voted - For
2.b To Declare A Special Dividend Equivalent to Hkd
    0.33 Per Ordinary Share for the Year Ended 31
                        29





                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
      December 2013 to the Shareholders of the Company
      Which Shall be Distributed from Retained Profits of
      the Company                                         Management  For           Voted - For
3.a.i To Re-elect Dr. Ngai Wai Fung As an Independent
      Non-executive Director of the Company               Management  For           Voted - For
3a.ii To Re-elect Mr. Tan Wee Seng As an Independent
      Non-executive Director of the Company               Management  For           Voted - For
3aiii To Re-elect Professor Xiao Baichun As an
      Independent Non-executive Director of the Company   Management  For           Voted - For
3.b   To Authorise the Board of Directors (the "board")
      of the Company to Fix the Remuneration of the
      Directors of the Company                            Management  For           Voted - For
4     To Re-appoint Ernst & Young As Auditors of the
      Company and to Authorise the Board to Fix Their
      Remuneration                                        Management  For           Voted - For
5     To Grant A General Mandate to the Directors to
      Allot, Issue and Deal with Shares of the Company
      Not Exceeding 20% of the Aggregate Nominal Amount
      of the Issued Share Capital of the Company As at
      the Date of Passing This Resolution                 Management  For           Voted - Against
6     To Grant A General Mandate to the Directors to
      Purchase Shares of the Company Not Exceeding 10% of
      the Aggregate Nominal Amount of the Issued Share
      Capital of the Company As at the Date of Passing
      This Resolution                                     Management  For           Voted - For
7     To Extend the General Mandate Granted Under
      Resolution No. 5 by Adding the Shares Purchased
      Pursuant to the General Mandate Granted by
      Resolution No. 6                                    Management  For           Voted - Against
BRILLIANCE CHINA AUTOMOTIVE HOLDINGS LTD
CUSIP: G1368B102
Meeting Date: 30-May-14 Meeting Type: Annual General Meeting
      Please Note That the Company Notice and Proxy Form
      are Available by Clicking-on the Url Links:-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2014/0416/ltn20140416303.pdf-and-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2014/0416/ltn20140416293.pdf                      Non-Voting                Non-Voting
      Please Note That Shareholders are Allowed to Vote
      'in Favor' Or 'against' For-all Resolutions,
      Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
1     To Receive and Consider the Audited Consolidated
      Financial Statements and the Reports of Directors
      and Auditors of the Company for the Year Ended 31st
      December, 2013                                      Management  For           Voted - For
2.A   To Re-elect Mr. Lei Xiaoyang As Non- Executive
      Director                                            Management  For           Voted - For
2.B   To Re-elect Mr. Song Jian As Independent
      Non-executive Director                              Management  For           Voted - For


30




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2.C To Re-elect Mr. Jiang Bo As Independent
    Non-executive Director                              Management  For           Voted - For
2.D To Authorise the Board of Directors to Fix the
    Remuneration of the Directors                       Management  For           Voted - For
3   To Re-appoint Grant Thornton Hong Kong Limited As
    Auditors and to Authorise the Board of Directors to
    Fix Their Remuneration                              Management  For           Voted - For
4.A To Grant A General and Unconditional Mandate to the
    Directors to Allot, Issue and Otherwise Deal with
    New Shares of the Company Not Exceeding 20 Per
    Cent. of the Aggregate Nominal Amount of the Issued
    Share Capital of the Company As at the Date of
    Passing of This Resolution                          Management  For           Voted - Against
4.B To Grant A General and Unconditional Mandate to the
    Directors to Repurchase the Company's Own Shares
    Not Exceeding 10 Per Cent. of the Aggregate Nominal
    Amount of the Issued Share Capital of the Company
    As at the Date of Passing of This Resolution        Management  For           Voted - For
4.C To Extend the Mandate Granted Under Resolution No.
    4(a) by Including the Number of Shares Repurchased
    by the Company Pursuant to Resolution No. 4(b)      Management  For           Voted - Against
BYD COMPANY LTD, SHENZHEN
CUSIP: Y1023R104
Meeting Date: 25-Jun-14 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0429/ltn20140429021.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0429/ltn20140429019.pdf                      Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
1   To Consider and Approve the Report of the Board of
    Directors of the Company for the Year 2013          Management  For           Voted - For
2   To Consider and Approve the Report of the
    Supervisory Committee of the Company for the Year
    2013                                                Management  For           Voted - For
3   To Consider and Approve the Audited Financial
    Statements of the Company for the Year 2013         Management  For           Voted - For
4   To Consider and Approve the Annual Report of the
    Company for the Year 2013 and the Summary Thereof   Management  For           Voted - For
5   To Consider and Approve the Profit Distribution
    Plan of the Company for the Year 2013               Management  For           Voted - For
6   To Appoint Prc Auditor, Prc Internal Control Audit
    Institution and Auditor Outside Prc for the
    Financial Year of 2014 and to Hold Office Until the
    Conclusion of the Next Annual General Meeting of
    the Company, and to Authorise the Board of


31




    CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Directors of the Company to Determine Their
    Remuneration                                        Management  For           Voted - For
7   To Consider and Approve the Provision of Guarantee
    by the Group                                        Management  For           Voted - Against
8   To Consider and Approve the Company and
    Subsidiaries Controlled by the Company to Provide
    Guarantee to the Leasing Company in Respect of
    Sales of New Energy Vehicles, New Energy Forklifts
    and New Technological Products                      Management  For           Voted - Abstain
9   To Consider and Approve the Estimated Caps of
    Ordinary Connected Transactions of the Group for
    the Year 2014                                       Management  For           Voted - For
10  To Consider and Approve: (a) the Grant to the Board
    of Directors of the Company (the "board") A General
    Mandate to Allot, Issue and Deal with Additional H
    Shares in the Capital of the Company Subject to the
    Following Conditions: (i) That the H Shares
    Allotted, Issued and Dealt with Or Agreed
    Conditionally Or Unconditionally to be Allotted,
    Issued Or Dealt with by the Board Pursuant to the
    General Mandate Shall Not Exceed 20 Per Cent of the
    Total H Shares in Issue; (ii) That the Exercise of
    the General Mandate is Subject to All Governmental
    And/or Regulatory Approval(s), If Any, Under the
    Applicable Law (including But Without Limitation to
    the Company Law of the Prc and the Rules Governing
    the Listing of Securities on the Stock Exchange of
    Hong Kong Limited); (iii) That the General Mandate
    Shall Remain Valid Until the Contd                  Management  For           Voted - Against
    Contd Earliest of (x) the Conclusion of the Next
    Annual General Meeting Of-the Company; Or (y) the
    Expiration of A 12-month Period Following the
    Passing-of This Resolution; Or (z) the Date on
    Which the Authority Set Out in This-resolution is
    Revoked Or Varied by A Special Resolution of the
    Shareholders-of the Company in A General Meeting;
    and (b) the Authorisation to the Board-to Approve,
    Execute and Do Or Procure to be Executed and Done,
    All Such- Documents, Deeds and Things As It May
    Consider Necessary in Connection With-the Allotment
    and Issue of Any New Shares Pursuant to the
    Exercise of The-general Mandate Referred to in
    Paragraph (a) of This Resolution                    Non-Voting                Non-Voting
11  To Consider and Approve A General and Unconditional
    Mandate to the Directors of Byd Electronic
    (international) Company Limited ("byd Electronic")
    to Allot, Issue and Otherwise Deal with New Shares
    of Byd Electronic Not Exceeding 20 Per Cent. of the
    Aggregate Nominal Amount of the Issued Share
    Capital of Byd Electronic                           Management  For           Voted - Against


32

CSI CHINA FIVE YEAR PLAN ETF




PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
CHINA AGRI-INDUSTRIES HOLDINGS LTD
CUSIP: Y1375F104
Meeting Date: 05-Jun-14 Meeting Type: Annual General Meeting
    Please Note in the Hong Kong Market That A Vote of
    "abstain" Will be Treated-the Same As A "take No
    Action" Vote.                                       Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0424/ltn20140424477.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0424/ltn20140424381.pdf                      Non-Voting                Non-Voting
1   To Receive, Consider and Adopt the Audited
    Consolidated Financial Statements of the Company
    and Its Subsidiaries and the Reports of the
    Directors and Auditors for the Year Ended 31
    December 2013                                       Management  For           Voted - For
2   To Approve A Final Dividend of 4.1 Hk Cents Per
    Share for the Year Ended 31 December 2013           Management  For           Voted - For
3.A To Re-elect Mr. Yue Guojun As an Executive Director
    of the Company                                      Management  For           Voted - Against
3.B To Re-elect Mr. Shi Bo As an Executive Director of
    the Company                                         Management  For           Voted - Against
3.C To Re-elect Mr. Wang Zhiying As A Non- Executive
    Director of the Company                             Management  For           Voted - Against
3.D To Re-elect Mr. Patrick Vincent Vizzone As an
    Independent Non- Executive Director of the Company  Management  For           Voted - For
4   To Re-appoint Auditors and Authorise the Board of
    Directors of the Company to Fix Their Remuneration  Management  For           Voted - For
5.A To Grant A General Mandate to the Directors to
    Allot, Issue and Deal with Additional Shares of the
    Company                                             Management  For           Voted - Against
5.B To Grant A General Mandate to the Directors to
    Buy-back the Company's Own Shares                   Management  For           Voted - For
5.C To Add the Number of the Shares Bought Back Under
    Resolution 5b to the Mandate Granted to the
    Directors Under Resolution 5a                       Management  For           Voted - Against
CHINA BLUECHEMICAL LTD
CUSIP: Y14251105
Meeting Date: 23-May-14 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh


33




    CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    K/2014/0406/ltn20140406013.pdf-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0406/ltn20140406021.pdf                      Non-Voting                Non-Voting
1   To Consider and Approve the Report of the Board of
    the Directors of the Company (the ''board'') for
    the Year Ended 31 December 2013                     Management  For           Voted - For
2   To Consider and Approve the Report of the
    Supervisory Committee of the Company for the Year
    Ended 31 December 2013                              Management  For           Voted - For
3   To Consider and Approve the Audited Financial
    Statements and the Auditors' Report of the Company
    for the Year Ended 31 December 2013                 Management  For           Voted - For
4   To Consider and Approve the Proposal for
    Distribution of Profit of the Company for the Year
    Ended 31 December 2013 and the Declaration of the
    Company's Final Dividend for the Year Ended 31
    December 2013                                       Management  For           Voted - For
5   To Consider and Approve the Budget Proposals of the
    Company for the Year 2014                           Management  For           Voted - For
6   To Consider and Approve the Re- Appointment of
    Deloitte Touche Tohmatsu Certified Public
    Accountants and Deloitte Touche Tohmatsu Certified
    Public Accountants LLP As the Overseas and Domestic
    Auditors of the Company, Respectively, for A Term
    Until the Conclusion of the Next Annual General
    Meeting of the Company and to Authorise the Audit
    Committee of the Board to Determine Their
    Remuneration                                        Management  For           Voted - For
7   To Consider and Approve the Appointment of Mr. Zhou
    Dechun As A Non-executive Director of the Company,
    to Authorise the Chairman of the Board to Sign A
    Service Contract with Mr. Zhou Dechun for and on
    Behalf of the Company, and to Authorise the Board
    to Determine His Remuneration Based on the
    Recommendation by the Remuneration Committee of the
    Board                                               Management  For           Voted - Against
8   To Consider and to Authorise the Granting of A
    General Mandate to the Board to Issue Domestic
    Shares and Overseas Listed Foreign Shares (h
    Shares): ''that: (a) the Board be and is Hereby
    Granted, During the Relevant Period (as Defined
    Below), A General and Unconditional Mandate to
    Separately Or Concurrently Issue, Allot And/or Deal
    with Additional Domestic Shares and Overseas Listed
    Foreign Shares (h Shares) of the Company, and to
    Make Or Grant Offers, Agreements Or Options Which
    Would Or Might Require Domestic Shares and Overseas
    Listed Foreign Shares (h Shares) to be Issued,
    Allotted And/or Dealt With, Subject to the
    Following Conditions: (i) Such Mandate Shall Not
    Extend Beyond the Relevant Period Save That the
    Board May During the Relevant Period Make Or Grant
    Offers, Agreements Or Options Which Might Require
    the Contd                                           Management  For           Voted - Against


34




CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                            PROPOSED BY MGT. POSITION REGISTRANT VOTED
Contd Exercise of Such Powers After the End of the
Relevant Period; (ii) The-number of the Domestic
Shares and Overseas Listed Foreign Shares (h
Shares)-to be Issued, Allotted And/or Dealt with Or
Agreed Conditionally Or-unconditionally to be
Issued, Allotted And/or Dealt with by the Board
Shall-not Exceed 20% of Each of Its Existing
Domestic Shares and Overseas Listed-foreign Shares
(h Shares) of the Company; and (iii) the Board Will
Only-exercise Its Power Under Such Mandate in
Accordance with the Company Law Of-the Prc and the
Rules Governing the Listing of Securities on the
Stock-exchange of Hong Kong Limited (as Amended
from Time to Time) Or Applicable-laws, Rules and
Regulations of Other Government Or Regulatory
Bodies and Only-if All Necessary Approvals from the
China Securities Regulatory Commission-and/or Other
Contd                                               Non-Voting                Non-Voting
Contd Relevant Prc Government Authorities are
Obtained. (b) for the Purposes-of This Special
Resolution: ''relevant Period'' Means the Period
from The-passing of This Special Resolution Until
the Earliest Of: (i) the Conclusion-of the Next
Annual General Meeting of the Company Following the
Passing Of-this Special Resolution; (ii) the
Expiration of the 12-month Period Following-the
Passing of This Special Resolution; Or (iii) the
Date on Which The- Authority Granted to the Board
As Set Out in This Special Resolution Is- Revoked
Or Varied by A Special Resolution of the
Shareholders of the Company-in A General Meeting.
(c) Contingent on the Board Resolving to Separately
Or-concurrently Issue Domestic Shares and Overseas
Listed Foreign Shares (h-shares) Pursuant to
Paragraph (a) of This Special Resolution, the Board
Be-contd                                            Non-Voting                Non-Voting
Contd Authorised to Increase the Registered Capital
of the Company to Reflect-the Number of Such Shares
Authorised to be Issued by the Company Pursuant
To-paragraph (a) of This Special Resolution and to
Make Such Appropriate And- Necessary Amendments to
the Articles of Association of the Company As
They-think Fit to Reflect Such Increases in the
Registered Capital of the Company-and to Take Any
Other Action and Complete Any Formality Required to
Effect-the Separate Or Concurrent Issuance of
Domestic Shares and Overseas Listed- Foreign Shares
(h Shares) Pursuant to Paragraph (a) of This
Special- Resolution and the Increase in the
Registered Capital of the Company''                 Non-Voting                Non-Voting


35

CSI CHINA FIVE YEAR PLAN ETF




PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
CHINA COMMUNICATIONS CONSTRUCTION COMPANY LTD, BEI
CUSIP: Y14369105
Meeting Date: 30-Oct-13 Meeting Type: Extraordinary General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0913/ltn20130913654.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0913/ltn20130913670.pdf                        Non-Voting                Non-Voting
1   To Consider and Approve the Proposed Changes to the
    Use of Proceeds Raised from the Issue of A Shares
    by the Company                                      Management  For           Voted - For
Meeting Date: 22-Apr-14 Meeting Type: Extraordinary General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0305/ltn201403051158.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0305/ltn201403051114.pdf                     Non-Voting                Non-Voting
1.1 To Consider and Approve: the Re-election of Mr. Liu
    Qitao As an Executive Director of the Company be
    and is Hereby Considered and Approved, with Effect
    from 22 April 2014 for A Term of Three Years        Management  For           Voted - For
1.2 To Consider and Approve: the Election of Mr. Chen
    Fenjian As an Executive Director of the Company be
    and is Hereby Considered and Approved, with Effect
    from 22 April 2014 for A Term of Three Years        Management  For           Voted - For
1.3 To Consider and Approve: the Re-election of Mr. Fu
    Junyuan As an Executive Director of the Company be
    and is Hereby Considered and Approved, with Effect
    from 22 April 2014 for A Term of Three Years        Management  For           Voted - For
1.4 To Consider and Approve: the Election of Mr. Liu
    Maoxun As A Non-executive Director of the Company
    be and is Hereby Considered and Approved, with
    Effect from 22 April 2014 for A Term of Three Years Management  For           Voted - For
1.5 To Consider and Approve: the Re-election of Mr. Liu
    Zhangmin As an Independent Non-executive Director
    of the Company be and is Hereby Considered and
    Approved, with Effect from 22 April 2014 for A Term
    of Three Years                                      Management  For           Voted - For
1.6 To Consider and Approve: the Re-election of Mr.
    Leung Chong Shun As an Independent Non- Executive
    Director of the Company be and is Hereby Considered
    and Approved, with Effect from 22 April 2014 for A
    Term of Three Years                                 Management  For           Voted - For
1.7 To Consider and Approve: the Election of Mr. Wu
    Zhenfang As an Independent Non-executive Director
    of the Company be and is Hereby Considered and


36




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Approved, with Effect from 22 April 2014 for A Term
    of Three Years                                      Management  For           Voted - For
1.8 To Consider and Approve: the Election of Mr. Huang
    Long As an Independent Nonexecutive Director of the
    Company be and is Hereby Considered and Approved,
    with Effect from 22 April 2014 for A Term of Three
    Years                                               Management  For           Voted - For
2.1 To Consider and Approve: the Re-election of Mr. Liu
    Xiangdong As A Supervisor Representing the
    Shareholders of the Company be and is Hereby
    Considered and Approved, with Effect from 22 April
    2014 for A Term of Three Years                      Management  For           Voted - For
2.2 To Consider and Approve: the Re-election of Mr.
    Wang Yongbin As A Supervisor Representing the
    Shareholders of the Company be and is Hereby
    Considered and Approved, with Effect from 22 April
    2014 for A Term of Three Years                      Management  For           Voted - For
3   To Consider and Approve the Issue of Asset Backed
    Securities by the Company And/or Its Subsidiaries:
    (i) That the Aggregate Principal Amount of the
    Securities Shall Not Exceed Rmb10 Billion; and (ii)
    That Mr. Liu Qitao And/or Mr. Fu Junyuan be
    Authorised to Jointly Or Separately Deal with All
    Relevant Matters Relating to the Issue of Asset
    Backed Securities                                   Management  For           Voted - For
4   To Consider and Approve the Issue of Short-term
    Bonds by the Company: (i) That the Aggregate
    Principal Amount of the Securities Shall Not Exceed
    Rmb10 Billion; and (ii) That Mr. Liu Qitao And/or
    Mr. Fu Junyuan be Authorised to Jointly Or
    Separately Deal with All Relevant Matters Relating
    to the Issue of Short-term Bonds                    Management  For           Voted - For
5   To Consider and Approve the Issue of Mid-to
    Long-term Bonds by the Company: (i) That the
    Aggregate Principal Amount of the Securities Shall
    Not Exceed Rmb20 Million; and (ii) That Mr. Liu
    Qitao And/or Mr. Fu Junyuan be Authorised to
    Jointly Or Separately Deal with All Relevant
    Matters Relating to the Issue of Mid-to Long-term
    Bonds                                               Management  For           Voted - For
    11 Mar 2014: Please Note That This is A Revision
    Due to Receipt of Actual Reco-rd Date. If You Have
    Already Sent in Your Votes, Please Do Not Return
    This Pro-xy Form Unless You Decide to Amend Your
    Original Instructions. Thank You.                   Non-Voting                Non-Voting
Meeting Date: 18-Jun-14 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0428/ltn201404281284.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0428/ltn201404281343.pdf                     Non-Voting                Non-Voting


37




    CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
1   To Consider and Approve the Audited Consolidated
    Financial Statements of the Company for the Year
    Ended 31 December 2013                              Management  For           Voted - For
2   To Consider and Approve the Distribution Plan of
    Profit and Final Dividend of the Company for the
    Year of 2013                                        Management  For           Voted - For
3   To Consider and Approve the Re- Appointment of
    PricewaterhouseCoopers As the Company's
    International Auditor and PricewaterhouseCoopers
    Zhong Tian LLP (previously PricewaterhouseCoopers
    Zhong Tian Cpas Limited Company) As the Company's
    Domestic Auditor for A Term Ending at the Next
    Annual General Meeting of the Company and to
    Authorise the Board of Directors of the Company
    (the Board) to Determine Their Respective
    Remuneration                                        Management  For           Voted - For
4   To Consider and Approve the Estimated Cap for the
    Internal Guarantees of the Group in 2014            Management  For           Voted - For
5   To Consider and Approve the Report of the Board for
    the Year of 2013                                    Management  For           Voted - For
6   To Consider and Approve the Report of the
    Supervisory Committee of the Company for the Year
    of 2013                                             Management  For           Voted - For
7   To Authorise the Board (i) to Exercise the Powers
    to Allot, Issue and Deal with Additional H Shares
    and A Shares of the Company Not More Than 20% of
    Each of the Existing Issued H Shares and A Shares
    of the Company in Issue at the Date of Passing This
    Resolution During the Relevant Period (as Defined
    in the Notice of Annual General Meeting Which Was
    Despatched on Or Around the Same Time As This Form
    of Proxy), Either Separately Or Concurrently, and
    to Make Or Grant Offers, Agreements and Options in
    Respect Thereof; (ii) to Increase the Registered
    Capital And                                         Management  For           Voted - Against
    Amend the Articles of Association of the Company to
    Reflect Such Increase in the Registered Capital of
    the Company Under Above General Mandate; and (iii)
    to Approve, Execute Or Do Or Procure to be Done
    Documents Or Things in Connection with the Issue of
    These Additional Shares                                                       Non-Voting
    02 May 14: Please Note That This is A Revision Due
    to Change in Record Date Fr-om 17 Jun to 16 May
    2014.if You Have Already Sent in Your Votes, Please
    Do Not-vote Again Unless You Decide to Amend Your
    Original Instructions. Thank You.                   Non-Voting                Non-Voting


38

CSI CHINA FIVE YEAR PLAN ETF




PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
CHINA COSCO HOLDINGS CO. LTD
CUSIP: Y1455B106
Meeting Date: 27-Mar-14 Meeting Type: Extraordinary General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0121/ltn20140121191.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0121/ltn20140121195.pdf                      Non-Voting                Non-Voting
1   To Approve the Provision of Guarantees Mandate      Management  For           Voted - Abstain
Meeting Date: 20-May-14 Meeting Type: Annual General Meeting
    Please Note That This is an Amendment to Meeting Id
    304670 Due to Addition Of-resolution 9. All Votes
    Received on the Previous Meeting Will be
    Disregarded A-nd You Will Need to Reinstruct on
    This Meeting Notice. Thank You.                     Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking O-n the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0504/ltn-20140504025.pdf;
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0504/ltn-20140504031.pdf and
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0403/-ltn20140403565.pdf                     Non-Voting                Non-Voting
1   To Consider and Approve the Report of the Board for
    the Year Ended 31 December 2013                     Management  For           Voted - For
2   To Consider and Approve the Report of the
    Supervisory Committee for the Year Ended 31
    December 2013                                       Management  For           Voted - For
3   To Consider and Approve the Audited Financial
    Statements and the Auditors' Report of the Company
    Prepared in Accordance with the Generally Accepted
    Accounting Principles of the People's Republic of
    China and Hong Kong Financial Reporting Standards,
    Respectively, for the Year Ended 31 December 2013   Management  For           Voted - For
4   To Consider and Approve the Proposed Profit
    Distribution Plan (no Dividend Distribution) of the
    Company for the Year Ended 31 December 2013         Management  For           Voted - For
5   To Consider and Approve the Re- Appointment of
    PricewaterhouseCoopers As the International
    Auditors of the Company and Ruihua Certified Public
    Accountants, LLP As the Domestic Auditors of the
    Company to Hold Office Until the Conclusion of the
    Next Annual General Meeting                         Management  For           Voted - For
6.1 To Consider and Approve the Election Or Re-election
    of the Following Person Nominated to Form the
    Fourth Session of the Board: Mr. Ma Zehua As the
    Non-executive Director of the Company               Management  For           Voted - Against


39




     CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
6.2  To Consider and Approve the Election Or Re-election
     of the Following Person Nominated to Form the
     Fourth Session of the Board: Mr. Li Yunpeng As the
     Executive Director of the Company                   Management  For           Voted - Against
6.3  To Consider and Approve the Election Or Re-election
     of the Following Person Nominated to Form the
     Fourth Session of the Board: Ms. Sun Yueying As the
     Non-executive Director of the Company               Management  For           Voted - Against
6.4  To Consider and Approve the Election Or Re-election
     of the Following Person Nominated to Form the
     Fourth Session of the Board: Mr. Sun Jiakang As the
     Executive Director of the Company                   Management  For           Voted - Against
6.5  To Consider and Approve the Election Or Re-election
     of the Following Person Nominated to Form the
     Fourth Session of the Board: Mr. Ye Weilong As the
     Executive Director of the Company                   Management  For           Voted - Against
6.6  To Consider and Approve the Election Or Re-election
     of the Following Person Nominated to Form the
     Fourth Session of the Board: Mr. Wang Yuhang As the
     Non-executive Director of the Company               Management  For           Voted - Against
6.7  To Consider and Approve the Election Or Re-election
     of the Following Person Nominated to Form the
     Fourth Session of the Board: Mr. Jiang Lijun As the
     Executive Director of the Company                   Management  For           Voted - Against
6.8  To Consider and Approve the Election Or Re-election
     of the Following Person Nominated to Form the
     Fourth Session of the Board: Dr. Fan Hsu Lai Tai,
     Rita As the Independent Non-executive Director of
     the Company                                         Management  For           Voted - For
6.9  To Consider and Approve the Election Or Re-election
     of the Following Person Nominated to Form the
     Fourth Session of the Board: Mr. Kwong Che Keung,
     Gordon As the Independent Non-executive Director of
     the Company                                         Management  For           Voted - For
6.10 To Consider and Approve the Election Or Re-election
     of the Following Person Nominated to Form the
     Fourth Session of the Board: Mr. Peter Guy Bowie As
     the Independent Non-executive Director of the
     Company                                             Management  For           Voted - For
6.11 To Consider and Approve the Election Or Re-election
     of the Following Person Nominated to Form the
     Fourth Session of the Board: Mr. Yang Liang-yee,
     Philip As the Independent Non-executive Director of
     the Company                                         Management  For           Voted - For
7.1  To Consider and Approve the Election Or Re-election
     of the Following Person to Form the Fourth Session
     of the Supervisory Committee: Mr. Song Dawei As the
     Supervisor Representing Shareholders of the Company Management  For           Voted - For
7.2  To Consider and Approve the Election Or Re-election
     of the Following Person to Form the Fourth Session
     of the Supervisory Committee: Mr. Ma Jianhua As the
     Supervisor Representing Shareholders of the Company Management  For           Voted - For
7.3  To Consider and Approve the Election Or Re-election
     of the Following Person to Form the Fourth Session


40




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    of the Supervisory Committee: Mr. Meng Yan As the
    Independent Supervisor of the Company               Management  For           Voted - For
7.4 To Consider and Approve the Election Or Re-election
    of the Following Person to Form the Fourth Session
    of the Supervisory Committee: Mr. Zhang Jianping As
    the Independent Supervisor of the Company           Management  For           Voted - For
8   To Consider and Approve the Remuneration of the
    Members of the Fourth Session of the Board and the
    Members of the Fourth Session of the Supervisory
    Committee                                           Management  For           Voted - For
9   To Consider and Approve the Election of Mr. Fu
    Xiangyang As the Supervisor Representing
    Shareholders of the Company                         Management  For           Voted - For
    06 May 2014: Please Note That This is A Revision
    Due to Modification to Text O-f Resolution 7.3. If
    You Have Already Sent in Your Votes for Mid: 330901
    Pleas-e Do Not Vote Again Unless You Decide to
    Amend Your Original Instructions. Tha-nk You        Non-Voting                Non-Voting
CHINA DATANG CORPORATION RENEWABLE POWER CO LTD, B
CUSIP: Y1456S108
Meeting Date: 06-Jun-14 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0415/ltn20140415299.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0416/ltn20140416937.pdf                      Non-Voting                Non-Voting
1   The Report of the Board of Directors (the "board")
    of the Company for the Year Ended 31 December 2013  Management  For           Voted - For
2   The Report of the Board of Supervisors of the
    Company for the Year Ended 31 December 2013         Management  For           Voted - For
3   Independent Auditor's Report and the Company's
    Audited Financial Statements for the Year of 2013   Management  For           Voted - For
4   The Final Financial Report of the Company for the
    Year Ended 31 December 2013                         Management  For           Voted - For
5   The Budget Report of the Company for the Year
    Ending 31 December 2014                             Management  For           Voted - For
6   The Profit Distribution Plan of the Company for the
    Year Ended 31 December 2013, Namely, the Proposal
    for Distribution of A Final Dividend of Rmb0.003
    Per Share (tax Inclusive) in Cash in an Aggregate
    Amount of Rmb21,821,103.00 for the Year Ended 31
    December 2013, and to Authorise the Board to
    Implement the Aforesaid Distribution                Management  For           Voted - For
7   The Re-appointment of PricewaterhouseCoopers Zhong
    Tian LLP and PricewaterhouseCoopers As the
    Company's Domestic and International Auditors,
    Respectively, for the Year Ending 31 December 2014
    for A Term Until the Conclusion of the Next Annual


41




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
      General Meeting of the Company and the
      Authorisation to the Board to Determine Their
      Remuneration                                         Management  For           Voted - For
8     The Proposal in Relation to the Business Investment
      Plan of the Company for the Year of 2014             Management  For           Voted - For
9     The Proposal in Relation to Renewal of the Annual
      Cap of the Finance Lease Agreement Dated 9 May 2013
      Between the Company Datang Financial Leasing Co.,
      Ltd. for the Year of 2014                            Management  For           Voted - For
10    The Proposal in Relation to the Provisions of
      Guarantee to Datang Pingshun Renewable Power Co.,
      Ltd. and Datang Renewable Power Shuozhou Pinglu
      Wind Power Generation Co., Ltd                       Management  For           Voted - For
11    The Proposal in Relation to the Appointment of Mr.
      Zhang Chunlei As A Non-executive Director            Management  For           Voted - Against
12    The Proposal in Relation to the Appointment of Mr.
      He Hua As A Supervisor                               Management  For           Voted - Against
13    The Proposal in Relation to the Appointment of Mr.
      Guo Shuping As A Supervisor                          Management  For           Voted - Against
14    The Proposal in Relation to the Financing Plan for
      2014                                                 Management  For           Voted - Against
15    To Consider and Approve the Proposals (if Any) Put
      Forward at the General Meeting by Shareholder(s)
      Holding 3% Or More of the Shares of the Company
      Carrying the Right to Vote Thereat                   Management  For           Voted - Against
CHINA DONGXIANG (GROUP) CO LTD
CUSIP: G2112Y109
Meeting Date: 14-May-14 Meeting Type: Annual General Meeting
      Please Note That Shareholders are Allowed to Vote
      'in Favor' Or 'against' For-all Resolutions,
      Abstain is Not A Voting Option on This Meeting       Non-Voting                Non-Voting
      Please Note That the Company Notice and Proxy Form
      are Available by Clicking-on the Url Links:-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2014/0402/ltn20140402567.pdf-and-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2014/0402/ltn20140402559.pdf                       Non-Voting                Non-Voting
1     To Receive and Adopt the Audited Financial
      Statements and the Reports of the Directors and the
      Auditors for the Year Ended 31 December 2013         Management  For           Voted - For
2.a   To Declare A Final Dividend                          Management  For           Voted - For
2.b   To Declare A Final Special Dividend                  Management  For           Voted - For
3.a.i To Re-elect Mr. Chen Yihong As an Executive Director Management  For           Voted - For
3aii  To Re-elect Dr. Xiang Bing As an Independent
      Non-executive Director                               Management  For           Voted - For
3.b   To Authorise the Board of Directors of the Company
      to Fix the Remuneration of the Directors             Management  For           Voted - For


42




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
4   To Re-appoint Messrs. PricewaterhouseCoopers As
    Auditors of the Company and Authorise the Board of
    Directors to Fix Their Remuneration                 Management  For           Voted - For
5   To Give General Mandate to Issue Shares             Management  For           Voted - Against
6   To Give General Mandate to Repurchase Shares        Management  For           Voted - For
7   To Give General Mandate to Extend the General
    Mandate to the Directors to Issue Shares            Management  For           Voted - Against
8   To Authorise the Board of Directors of the Company
    to Pay Out of the Share Premium Account Such
    Interim Dividends As May be Declared from Time to
    Time                                                Management  For           Voted - For
CHINA EASTERN AIRLINES CORPORATION LTD
CUSIP: Y1406M102
Meeting Date: 29-Oct-13 Meeting Type: Extraordinary General Meeting
    Please Note That This is an Amendment to Meeting Id
    237445 Due to Addition Of-resolution Number 3. All
    Votes Received on the Previous Meeting Will be
    Disreg-arded and You Will Need to Reinstruct on
    This Meeting Notice. Thank You.                     Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking O-n the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/1010/ltn-20131010596.pdf,
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/1010/ltn-20131010578.pdf and
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0912/-ltn20130912527.pdf                       Non-Voting                Non-Voting
1   To Consider, Approve, Confirm and Ratify A
    Conditional Financial Services Agreement Dated 30
    August 2013 (the "financial Services Renewal
    Agreement"), A Copy of Which Will be Produced to
    the Egm and Initialed by the Chairman of the Egm
    for the Purpose of Identification, Entered Into
    Between (i) the Company; (ii) As Specified (eastern
    Air Group Finance Company Limited); and (iii) As
    Specified (ces Finance Holding Co. Ltd) and All
    Transactions Thereunder and the Relevant Associated
    Maximum Aggregate Annual Values in Relation to the
    Provision of Deposit Services and the Provision of
    Loan and Financing Services to the Group As
    Determined Pursuant to and for the Purpose of the
    Connected Transaction Regulatory Requirements Under
    the Listing Rules, Details of All of Which are Set
    Out in the Announcement Under the Paragraphs Headed
    "financial Services Renewal Agreement" and the
    Circular of the Company Dated 25 September 2013
    (the "circular"); and to Authorise Any Director of
    the Company Or His/her Authorised Person(s) to Sign
    All Such Documents And/or Do All Such Things and
    Acts As He/she May Consider Necessary Or Expedient


43




                          CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    and in the Interest of the Company for the Purpose
    of Effecting Or Otherwise in Connection with All
    Transactions Under the Financial Services Renewal
    Agreement Or Any Matter Incidental Thereto           Management  For           Voted - Against
2   To Consider, Approve, Confirm and Ratify A
    Conditional Catering Services Agreement Dated 30
    August 2013 (the "catering Services Renewal
    Agreement") Regarding the Provision of Catering
    Services to the Group, A Copy of Which Will be
    Produced to the Egm and Initialed by the Chairman
    of the Egm for the Purpose of Identification,
    Entered Into Between the Company and As Specified
    (eastern Air Catering                                Management  For           Voted - For
    Investment Co. Ltd.) and All Transactions
    Thereunder and the Relevant Associated Maximum
    Aggregate Annual Values in Relation to the
    Provision of Catering Services to the Group As
    Determined Pursuant to and for the Purpose of the
    Connected Transaction Regulatory Requirements Under
    the Listing Rules, Details of All of Which are Set
    Out in the Announcement Under the Paragraphs Headed
    "catering Services Renewal Agreement" and the
    Circular; and to Authorise Any Director of the
    Company Or His/her Authorised Person(s) to Sign All
    Such Documents And/or Do All Such Things and Acts
    As He/she May Consider Necessary Or Expedient and
    in the Interest of the Company for the Purpose of
    Effecting Or Otherwise in Connection with All
    Transactions Relating to the Catering Services
    Renewal Agreement Or Any Matter Incidental Thereto                             Non-Voting
3   To Consider and Approve the Appointment of Mr. Ma
    Weihua As an Independent Non-executive Director of
    the Seventh Session of the Board, with A Term of
    Office in Line with the Current Session of the Board Management  For           Voted - For
Meeting Date: 26-Jun-14   Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0508/ltn201405081052.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0508/ltn201405081058.pdf                      Non-Voting                Non-Voting
1   That, to Consider and Approve the Report of the
    Board of Directors of the Company (the "board") for
    the Year 2013                                        Management  For           Voted - For
2   That, to Consider and Approve the Report of the
    Supervisory Committee of the Company (the
    "supervisory Committee") for the Year 2013           Management  For           Voted - For
3   That, to Consider and Approve the Financial Reports
    of the Company for the Year 2013                     Management  For           Voted - For
4   That, to Consider and Approve the Company's Profit
    Distribution Proposal for the Year 2013              Management  For           Voted - For
                                                         44





    CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
5   That, to Consider and Approve the Appointment of
    the Company's Prc Domestic Auditors and
    International Auditors for the Year 2014, and to
    Authorise the Board to Determine Their Remuneration Management  For           Voted - For
6   That, to Consider and Approve the Appointment of
    the Company's Auditors for Internal Control for the
    Year 2014, and to Authorise the Board to Determine
    Their Remuneration                                  Management  For           Voted - For
7   That, to Consider and Approve the Resolution on
    Granting of A General Mandate to the Board to Issue
    Bonds: It Was Agreed That the Board be and is
    Hereby Granted A General and Unconditional Mandate
    to Issue Debt Instruments in One Tranche Or
    Multiple Tranches, Within the Cap Amount of
    Issuance Stipulated Under Applicable Laws: (1) Debt
    Instruments Shall Include But Not be Limited to
    Corporate Bonds, Super Short-term Commercial Paper,
    Short-term Commercial Paper, Mid-term Notes,
    Offshore Renminbi Bonds Or Us Dollar Bonds.
    However, Bonds to be Issued Or Debt Instruments to
    Be                                                  Management  For           Voted - Abstain
    Issued Under This Mandate Shall Not Include Bonds
    Which are Convertible Into Shares of the Company.
    (2) Issuer: the Company And/or Its Wholly Or
    Non-wholly Owned Subsidiaries. the Exact Issuer
    Shall be Determined by the Board Contd                                        Non-Voting
    Based on the Needs in the Particular Issuance. (3)
    Issue Size: Debt- Instruments Shall be Issued Under
    This Mandate Within the Cap Amount of Bond-issuance
    Stipulated Under Applicable Laws, Subject to the
    Outstanding Amount-of Each Type of Debt Instrument.
    the Actual Size of Issue Shall be Determined-by the
    Board Based on Funding Requirements and Market
    Conditions. (4)-maturity and Class of Issue: Not
    More Than 15 Years in the Form of A
    Uniform-maturity Date Or A Bond Portfolio with
    Several Maturity Dates. the Actual-composition of
    Maturity and the Size of Each Class of the Bonds
    Shall Be-determined by the Board Based on Relevant
    Requirements and Market Conditions- (5) Use of
    Proceeds: It is Expected That the Proceeds from
    Such Issuance-shall be Used for Purposes in
    Compliance with Laws and Regulations, Contd         Non-Voting                Non-Voting
    Including Satisfying the Production and Operation
    Needs of the Company,- Adjusting Debt Structure,
    Supplementing Working Funds And/or
    Project-investment. Details of the Use of Proceeds
    Shall be Determined by the Board-based on Funding
    Requirements. (6) Valid Term of Mandate: One Year
    from The-approval of This Resolution by the
    Shareholders of the Company (the- "shareholders")
    in A General Meeting of the Company. If the Board
    And/or Its-delegate(s) Has Decided to Proceed with
    Issuance(s) Within the Valid Term Of-the Mandate,
    and the Company Has Obtained Issuance Approval,


45




CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                             PROPOSED BY MGT. POSITION REGISTRANT VOTED
Permission Or-registration from Regulatory Bodies
Within the Valid Term of the Mandate, The- Company
May Complete the Relevant Issuance Within the Valid
Term Confirmed-under Any of Such Approval,
Permission Or Registration. (7) Authorisation To-be
Granted to the Contd                                 Non-Voting                Non-Voting
Board an Authorisation be and is Hereby Granted
Generally and Unconditionally-to the Board, Based
on the Specific Needs of the Company and Other
Market-conditions: (i) to Determine the Issuer,
Type, Specific Class, Specific-terms, Conditions And Non-Voting                Non-Voting
Other Matters, Including But Not Limited to the
Actual-issue Size, the Actual Total Amount,
Currency, Issue Price, Interest Rates Or-the
Formula for Determining the Interest Rates, Place
of Issuance, Timing Of-the Issue, Maturity, Whether
Or Not to Issue in Tranches and the Number Of-
Tranches, Whether to Set Buyback and Redemption
Clauses, Rating Arrangements,-guarantees, Due Dates
for Principal and Interest Payments, Use of
Proceeds,- Underwriting Arrangements and All
Matters Relating to the Issue. (ii) to Take-all
Such Acts and Steps As Considered to be Necessary
and Contd                                                                      Non-Voting
Incidental to This Issuance, Including But Not
Limited to the Engagement Of- Intermediary(ies) to
Represent the Company in Application to Relevant-
Regulatory Bodies for Approval, Registration,
Filing Etc. in Relation to This-issuance, Sign All
Necessary Legal Documents for This Issuance, and
Handle-other Matters in Relation to the Issuance,
Arrangement of Principal And-interest Payments
Within the Duration of the Bonds, and Trading and
Listing.-(iii) to Approve, Confirm and Ratify the
Acts and Steps Stated Above Taken In- Connection
with the Issuance. (iv) to Make Corresponding
Adjustments to The-detailed Plan of the Issue of
the Bonds and Other Relevant Matters Within
The-scope of the Mandate to be Granted to the Board
in Accordance with Opinions-of Regulatory
Authorities Or the Existing Market Conditions, in
the Contd                                            Non-Voting                Non-Voting
Event of Any Changes in the Policy of Regulatory
Authorities on the Issue Of-bonds Or Any Changes in
Market Conditions, Save for the Matters That
Are-subject to Shareholders' Re-voting at the
Shareholders' Meeting Under-relevant Laws,
Regulations and the Articles of Association of
China Eastern-airlines Corporation Limited. (v) to
Determine and Handle, Upon Completion Of-the
Issuance, Matters in Relation to the Listing of the
Debt Instruments- Which Have Been Issued. (vi) to
Approve, Sign and Distribute Announcements-and
Circulars in Relation to This Issuance and Disclose
Relevant Information,-                               Non-Voting                Non-Voting
                                                     46





    CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Pursuant to the Governing Rules Applicable at the
    Place of Listing of The-company. (vii) to Adjust
    the Currency Structure and Interest Rate
    Structure-of the Bonds Based on the Market
    Conditions Within the Duration of the Bonds                                   Non-Voting
8   That, to Consider and Approve the Granting of A
    General Mandate to the Board to Issue Shares of the
    Company: (a) the Board be and is Hereby Granted,
    During the Relevant Period (as Hereafter Defined),
    an Unconditional General Mandate to Separately Or
    Concurrently Issue, Allot And/or Deal with the
    Domestic Shares ("a Shares") and the Overseas
    Listed Foreign Shares ("h Shares") of the Company,
    and to Make Offers, Enter Into Agreements Or Grant
    Options in Respect Thereof, Subject to the
    Following Conditions: (i) Such Mandate Shall Not
    Extend Beyond the Relevant Period Save That If the
    Board During the Relevant Period Makes the Issuance
    Resolutions, Such Issuance May Complete Beyond the
    Relevant Period After Obtaining All Necessary
    Approvals from Relevant Prc Government Authorities
    by the Company Which May Take Longer Time Contd     Management  For           Voted - Against
    Contd Than the Relevant Period; (ii) the Number of
    the A Shares and H Shares-approved by the Board to
    be Issued and Allotted Or Agreed Conditionally
    Or-unconditionally to be Issued and Allotted by the
    Board Shall Not,-respectively, Exceed 20% of the
    Existing A Shares and H Shares As at the Time-of
    Approval of This Resolution by the Shareholders;
    and (iii) the Board Will-only Exercise Such Mandate
    in Accordance with the Company Law of the Prc
    And-the Rules Governing the Listing of Securities
    on the Stock Exchange of Hong-kong Limited (each As
    Amended from Time to Time) Or Applicable Laws,
    Rules-and Regulations of Other Government Or
    Regulatory Bodies and the Company Will-complete
    Such Issuance Only If All Necessary Approvals from
    the China-securities Regulatory Commission And/or
    Other Relevant Prc Government- Authorities Contd    Non-Voting                Non-Voting
    Contd are Obtained. (b) for the Purposes of This
    Special Resolution:- "relevant Period" Means the
    Period from the Passing of This Special- Resolution
    Until the Earliest One of the Following Three
    Terms: (i) The- Conclusion of the Next Annual
    General Meeting of the Company                      Non-Voting                Non-Voting
    Following The-passing of This Special Resolution;
    (ii) the Expiration of the 12-month-period
    Following the Passing of This Special Resolution;
    and (iii) the Date-on Which the Authority Granted
    to the Board Set Out in This Special-resolution is
    Revoked Or Varied by A Special Resolution of the
    Shareholders-in A General Meeting. (c) Contingent
    on the Board Resolving to Separately
    Or-concurrently Issue Shares Pursuant to Paragraph
    (a) of This Special-resolution, the Board be
                                                        47





    CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Authorised to Increase the Registered Capital of
    The-company to Reflect the Number of Contd                                    Non-Voting
    Contd Shares Authorised to be Issued by the Company
    Pursuant to Paragraph (a)-of This Special
    Resolution and to Make Such Appropriate and
    Necessary- Amendments to the Articles of
    Association of the Company (the "articles
    Of-association") As They Think Fit to Reflect Such
    Increases in the Registered-capital of the Company
    and to Take Any Other Action and Complete
    The-formalities Required to Effect the Separate Or
    Concurrent Issuance of Shares- Pursuant to
    Paragraph (a) of This Special Resolution and the
    Increase in The-registered Capital of the Company   Non-Voting                Non-Voting
9   That, to Consider and Approve the Proposal on
    Amendments to Part of the Terms of the Articles of
    Association: Article 157 of the Existing Articles
    of Association is As Follows: "the Company's Profit
    Distribution Should Pay Close Attention to Ensuring
    A Reasonable Return of Investment to Investors, and
    Such Profit Distribution Policy Should Maintain
    Continuity and Stability. the Company Shall
    Reasonably Distribute Cash Dividends According to
    Laws and Regulations and Requirements of Securities
    Regulatory Authorities, As Well As the Company's
    Own Operating Performance and Financial Condition."
    Article 157 of the Articles of Association is
    Proposed to be Amended As: "the Company's Profit
    Distribution Should Pay Close Attention to Ensuring
    A Reasonable Return of Investment to Investors, and
    Such Profit Distribution Policy Contd               Management  For           Voted - For
    Contd Should Maintain Continuity and Stability. the
    Company Shall Reasonably-distribute Dividends
    According to Laws and Regulations and Requirements
    Of-securities Regulatory Authorities, As Well As
    the Company's Own Operating- Performance and
    Financial Condition, and Shall Adopt Cash
    Distribution As The-prioritised Means of
    Distribution to Distribute Profit." Article 157(f)
    Of- the Existing Articles of Association is As
    Follows: "intervals for Profit- Distribution by the
    Company: Provided That the Conditions of
    Profit-distribution are Met and the Company's
    Normal Operation and Sustainable-development are
    Ensured, the Company Shall Generally Distribute
    Profit on An- Annual Basis. the Board of Directors
    of the Company May Also Propose Interim-profit
    Distribution Based on the Profitability and Capital
    Position of The-company." Contd                     Non-Voting                Non-Voting
    Contd Article 157(f) of the Articles of Association
    is Proposed to be Amended-as: "intervals for Profit
    Distribution by the Company: Provided That
    The-conditions of Profit Distribution are Met and
    the Company's Normal Operation-and Sustainable
    Development are Ensured, the Company Shall
                                                        48





CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                            PROPOSED BY MGT. POSITION REGISTRANT VOTED
Generally-distribute Profit on an Annual Basis. the
Board of Directors of the Company-may Also Propose
Interim Profit Distribution Based on the
Profitability And-capital Position of the Company.
Subject to Fulfillment of the Cash-distribution
Conditions Under the Articles of Association of the
Company, The- Company Shall Implement Annual Cash
Distribution Once A Year in Principle.""-please
Refer to the Announcement of the Company Dated 26
March 2014 For-further Details of the Proposed
Amendments to the Articles of Association           Non-Voting                Non-Voting
10 That, to Consider and Approve the Resolution on
Granting of A Mandate to the Board to Conduct Asset
Transactions: It Was Agreed That the Board be and
is Hereby Granted A Mandate to Assess and Approve
Material Asset Transactions in the Coming Year,
Including the Introduction of New Aircraft and
Disposal of Old Aircraft, Subject to the
Requirements of Applicable Laws and Listing Rules.
Matters Include But are Not Limited to the
Following: (1) to Assess and Determine The          Management  For           Voted - For
Proposals on Introduction of New Aircraft and
Disposal of Old Aircraft, Based on the Fleet
Planning of the Company, Market Demand and Other
Market Conditions. Decisions Include But are Not
Limited to the Counterparty, Series, Quantity,
Price, Specific Business Terms and Conditions As
Well As Other Related Matters in Respect of the
Introduction of New Contd                                                     Non-Voting
Contd Aircraft and Disposal of Old Aircraft; (2)
the Aggregate Transaction-amount of Material Asset
Transactions Including the Future Introduction
Of-new Aircraft and Disposal of Old Aircraft,
Together with the 70 Airbus-a320neo Aircraft Under
the Aircraft Purchase Agreement Entered Into on
28-february 2014, Shall Not Exceed 45% of the
Company's Audited Total Asset As-at the End of
2013. the Aggregate Flight Capacity of the Newly
Introduced-aircraft Shall Not Exceed 30% of the
Flight Capacity of the Company in 2013;-(3) to Take
All Necessary and Attaching Actions and Steps in
Respect of The-above Introduction of New Aircraft
and Disposal of Old Aircraft; (4) To- Approve,
Confirm and Rectify the Actions and Steps Under the
Circumstances-that the Company Has Taken Any of the
Above Actions and Steps in Respect Of-the Contd     Non-Voting                Non-Voting
Contd Introduction of New Aircraft and Disposal of
Old Aircraft; (5) To- Authorize the President of
the Company to be Responsible for and Implement-the
Related Specific Work Regarding the Approved
Introduction of New Aircraft-and Disposal of Old
Aircraft When Necessary; (6) to Approve, Execute
And-publish the Announcements And/or Circulars and
Perform the Information-disclosure Obligations in
Connection with the Introduction of New
                                                    49





                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Aircraft-and Disposal of Old Aircraft As Required
      Under Applicable Regulations And-rules of the
      Company's Places of Listing; (7) Term of Validity
      for The-mandate: Within One Year from the Date
      Which This Proposal is Considered And- Approved by
      the Board." Please Refer to the Announcement of the
      Company Dated-29 April 2014 for Further Details of
      the Mandate                                         Non-Voting                Non-Voting
CHINA EVERBRIGHT INTERNATIONAL LTD
CUSIP: Y14226107
Meeting Date: 28-Apr-14 Meeting Type: Annual General Meeting
      Please Note in the Hong Kong Market That A Vote of
      "abstain" Will be Treated-the Same As A "take No
      Action" Vote.                                       Non-Voting                Non-Voting
      Please Note That the Company Notice and Proxy Form
      are Available by Clicking-on the Url Links:-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2014/0314/ltn20140314600.pdf,-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2014/0314/ltn20140314586.pdf                      Non-Voting                Non-Voting
1     To Receive and Consider the Audited Financial
      Statements and the Report of the Directors and
      Independent Auditor's Report for the Year Ended 31
      December 2013                                       Management  For           Voted - For
2     To Declare A Final Dividend of Hk5.0 Cents Per
      Share for the Year Ended 31 December 2013           Management  For           Voted - For
3.a.i To Re-elect Mr. Tang Shuangning As Director         Management  For           Voted - For
3a.ii To Re-elect Mr. Zang Qiutao As Director             Management  For           Voted - For
3.b   To Authorise the Board of Directors to Fix the
      Remuneration of the Directors                       Management  For           Voted - For
4     To Re-elect Mr. Mar Selwyn (who Has Served As an
      Independent Non-executive Director for More Than 9
      Years) As an Independent Non-executive Director of
      the Company and to Authorize the Board of Directors
      of the Company to Fix His Remuneration              Management  For           Voted - For
5     To Re-elect Mr. Li Kwok Sing Aubrey (who Has Served
      As an Independent Non-executive Director for More
      Than 9 Years) As an Independent Non- Executive
      Director of the Company and to Authorize the Board
      of Directors of the Company to Fix His Remuneration Management  For           Voted - Against
6     To Re-appoint KPMG As Auditors and to Authorise the
      Board of Directors to Fix Their Remuneration        Management  For           Voted - For
7.i   To Grant A General Mandate to the Directors to
      Issue Additional Shares Not Exceeding 20% of the
      Issued Share Capital (ordinary Resolution in Item
      7(1) of the Notice of Annual General Meeting)       Management  For           Voted - Against
7.ii  To Grant A General Mandate to the Directors to
      Repurchase Shares Not Exceeding 10% of the Issued


50




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Share Capital (ordinary Resolution in Item 7(2) of
      the Notice of Annual General Meeting)               Management  For           Voted - For
7.iii To Extend the General Mandate Granted to the
      Directors to Issue Additional Shares (ordinary
      Resolution in Item 7(3) of the Notice of Annual
      General Meeting)                                    Management  For           Voted - Against
CHINA FOODS LTD
CUSIP: G2154F109
Meeting Date: 03-Jun-14 Meeting Type: Annual General Meeting
      Please Note That Shareholders are Allowed to Vote
      'in Favor' Or 'against' For-all Resolutions,
      Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
      Please Note That the Company Notice and Proxy Form
      are Available by Clicking-on the Url Links:-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2014/0422/ltn20140422484.pdf-and-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2014/0422/ltn20140422449.pdf                      Non-Voting                Non-Voting
1     To Consider and Adopt the Audited Consolidated
      Financial Statements and the Reports of Directors
      and Auditors for the Year Ended 31 December 2013    Management  For           Voted - For
2     To Re-elect Mr. Chi Jiangtao As Non- Executive
      Director                                            Management  For           Voted - Against
3     To Re-elect Mr. Stephen Edward Clark As Independent
      Non-executive Director                              Management  For           Voted - For
4     To Re-elect Ms. Liu Ding As Non- Executive Director Management  For           Voted - Against
5     To Re-elect Mr. Ning Gaoning As Non- Executive
      Director                                            Management  For           Voted - Against
6     To Re-elect Mr. Li Hung Kwan, Alfred As Independent
      Non-executive Director                              Management  For           Voted - For
7     To Elect Mr. Jiang Guojin As Executive Director     Management  For           Voted - Against
8     To Elect Mr. Lu Xiaohui As Executive Director       Management  For           Voted - Against
9     To Authorise the Board of Directors to Fix Their
      Remuneration                                        Management  For           Voted - For
10    To Re-appoint Ernst & Young As Auditors and to
      Authorise the Board of Directors to Fix Their
      Remuneration                                        Management  For           Voted - For
11    To Give A General Mandate to the Directors to
      Allot, Issue and Deal with Additional Shares of the
      Company                                             Management  For           Voted - Against
12    To Give A General Mandate to the Directors to
      Repurchase Shares in the Capital of the Company     Management  For           Voted - For
13    Subject to the Passing of Resolutions 11 and 12, to
      Authorise the Directors to Issue Additional Shares
      Representing the Nominal Value of the Shares
      Repurchased by the Company                          Management  For           Voted - Against


51

CSI CHINA FIVE YEAR PLAN ETF




PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
CHINA HIGH SPEED TRANSMISSION EQUIPMENT GROUP CO L
CUSIP: G2112D105
Meeting Date: 20-Jun-14 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0516/ltn20140516236.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0516/ltn20140516155.pdf                      Non-Voting                Non-Voting
1   To Receive and Approve the Audited Consolidation
    Financial Statements Together with the Directors'
    Report and the Independent Auditors' Report of the
    Company for the Year Ended 31 December 2013         Management  For           Voted - For
2.a To Re-elect Mr. Chen Yongdao As Executive Director  Management  For           Voted - For
2.b To Re-elect Mr. Lu Xun As Executive Director        Management  For           Voted - For
2.c To Re-elect Mr. Liao Enrong As Executive Director   Management  For           Voted - For
2.d To Re-elect Mr. Jiang Xihe As Independent
    Non-executive Director                              Management  For           Voted - For
2.e To Authorize the Board of Directors of the Company
    to Fix the Remuneration of Directors                Management  For           Voted - For
3   To Re-appoint Deloitte Touche Tohmatsu As Auditors
    of the Company and Authorize the Board of Directors
    of the Company to Fix Their Remuneration            Management  For           Voted - For
4   To Grant A General Mandate to the Directors of the
    Company to Allot, Issue and Deal with the Company's
    Shares                                              Management  For           Voted - Against
5   To Grant A General Mandate to the Directors of the
    Company to Repurchase the Company's Shares          Management  For           Voted - For
6   To Extend the General Mandate to Issue Shares of
    the Company by Adding Thereto the Shares
    Repurchased by the Company                          Management  For           Voted - Against
CHINA HONGQIAO GROUP LTD, GRAND CAYMAN
CUSIP: G21150100
Meeting Date: 16-May-14 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0401/ltn201404011493.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0401/ltn201404011468.pdf                     Non-Voting                Non-Voting


52




      CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
1     To Consider and Adopt the Audited Consolidated
      Financial Statements of the Company and the Reports
      of the Directors and the Auditors of the Company
      for the Year Ended 31 December 2013                 Management  For           Voted - For
2.i   To Re-elect Mr. Zhang Shiping As an Executive
      Director of the Company                             Management  For           Voted - Against
2.ii  To Re-elect Ms. Zheng Shuliang As an Executive
      Director of the Company                             Management  For           Voted - Against
2.iii To Re-elect Mr. Zhang Bo As an Executive Director
      of the Company                                      Management  For           Voted - Against
2.iv  To Re-elect Mr. Qi Xingli As an Executive Director
      of the Company                                      Management  For           Voted - Against
2.v   To Re-elect Mr. Yang Congsen As A Non-executive
      Director of the Company                             Management  For           Voted - Against
2.vi  To Re-elect Mr. Zhang Jinglei As A Non- Executive
      Director of the Company                             Management  For           Voted - Against
2.vii To Re-elect Mr. Xing Jian As an Independent
      Non-executive Director of the Company               Management  For           Voted - For
2viii To Re-elect Mr. Chen Yinghai As an Independent
      Non-executive Director of the Company               Management  For           Voted - For
2.ix  To Re-elect Mr. Han Benwen As an Independent
      Non-executive Director of the Company               Management  For           Voted - For
2.x   To Authorize the Board of Directors of the Company
      to Fix the Respective Directors' Remuneration       Management  For           Voted - For
3     To Re-appoint Deloitte Touche Tohmatsu As Auditors
      of the Company and to Authorize the Board of
      Directors of the Company to Fix Their Remuneration  Management  For           Voted - For
4     To Declare A Final Dividend of Hkd 27.0 Cents Per
      Share for the Year Ended 31 December 2013 to the
      Shareholders of the Company                         Management  For           Voted - For
5     To Give A General Mandate to the Directors of the
      Company to Repurchase the Company's Shares Not
      Exceeding 10% of the Aggregate Nominal Amount of
      the Issued Share Capital of the Company As at the
      Date of Passing of This Resolution                  Management  For           Voted - For
6     To Give A General Mandate to the Directors of the
      Company to Issue, Allot and Deal with Additional
      Shares of the Company Not Exceeding 20% of the
      Aggregate Nominal Amount of the Issued Share
      Capital of the Company As at the Date of Passing of
      This Resolution                                     Management  For           Voted - Against
7     To Extend the General Mandate Granted to the
      Directors of the Company to Issue, Allot and Deal
      with Additional Shares in the Share Capital of the
      Company by the Aggregate Nominal Amount of Shares
      Repurchased by the Company                          Management  For           Voted - Against


53

CSI CHINA FIVE YEAR PLAN ETF




PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
CHINA INTERNATIONAL MARINE CONTAINERS GROUP LTD
CUSIP: Y1457J123
Meeting Date: 07-Mar-14 Meeting Type: Extraordinary General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0121/ltn20140121045.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0121/ltn20140121051.pdf                      Non-Voting                Non-Voting
1   To Consider and Approve the Issue of New H Shares
    to Cosco Container Industries Limited Under the
    General Mandate                                     Management  For           Voted - For
2   To Consider and Approve the Issue of New H Shares
    to Broad Ride Limited Under the General Mandate     Management  For           Voted - For
3   To Consider and Approve the Issue of New H Shares
    to Promotor Holdings Limited Under the General
    Mandate                                             Management  For           Voted - For
4   To Consider and Approve the Appointment of Mr.
    Zhang Liang As A Non-executive Director of the
    Company                                             Management  For           Voted - For
    23 Jan 2014: Please Note That This is A Revision
    Due to Change in Record Date-from 27th Feb 2014 to
    05th Feb 2014. If You Have Already Sent in Your
    Votes, P-lease Do Not Return This Proxy Form Unless
    You Decide to Amend Your Original I-nstructions.
    Thank You.                                          Non-Voting                Non-Voting
Meeting Date: 27-Jun-14 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0512/ltn20140512643.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0512/ltn20140512704.pdf                      Non-Voting                Non-Voting
1   To Consider and Approve the Work Report of the
    Board of Directors of the Company for the Year 2013 Management  For           Voted - For
2   To Consider and Approve the Work Report of the
    Supervisory Committee of the Company for the Year
    2013                                                Management  For           Voted - For
3   To Consider and Approve the Annual Report of the
    Company for the Year 2013                           Management  For           Voted - For
4   To Consider and Approve the Profit Distribution and
    Dividend Distribution Proposal for the Year Ended
    31 December 2013                                    Management  For           Voted - For
5   To Consider and Approve the Appointment of Auditor
    of the Company                                      Management  For           Voted - For
6   To Consider and Approve the Banking Facility and
    Project Guarantee for the Subsidiaries of the
    Company in 2014                                     Management  For           Voted - Against


54




                             CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
7   To Consider and Approve the Credit Guarantee
    Provided by Cimc Vehicle (group) Co., Ltd. and Its
    Non-wholly- Owned Subsidiaries to Their
    Distributors and Customers                          Management  For           Voted - Against
8   To Consider and Approve the Banking Facility
    Guarantee Provided by Cimc Vehicle (group) Co.,
    Ltd. to Its Subsidiaries                            Management  For           Voted - Against
9   To Consider and Approve the Application of External
    Guarantee Provided by Cimc Finance Company Ltd. to
    Members of the Group                                Management  For           Voted - Against
10  To Consider and Approve the Adjustment of
    Remuneration of the Independent Nonexecutive
    Directors of the Company                            Management  For           Voted - For
11  To Consider and Approve, by Way of Special
    Resolution, to Grant A General Mandate to the Board
    of Directors to Separately Or Concurrently Issue,
    Allot and Deal with Additional A Shares and H
    Shares of the Company Not Exceeding 20% of Each of
    Its Existing A Shares and H Shares of the Company
    in Issue                                            Management  For           Voted - Against
    15 May 2014: Please Note That This is A Revision
    Due to Change in Record Date.-if You Have Already
    Sent in Your Votes, Please Do Not Vote Again Unless
    You D-ecide to Amend Your Original Instructions.
    Thank You.                                          Non-Voting                Non-Voting
CHINA LESSO GROUP HOLDINGS LTD, CAYMAN ISLANDS
CUSIP: G2157Q102
Meeting Date: 30-May-14      Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0417/ltn20140417428.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0417/ltn20140417374.pdf                      Non-Voting                Non-Voting
1   To Adopt the Audited Financial Statements and
    Together with the Directors' Report and the
    Independent Auditors' Report of the Company for the
    Year Ended 31 December 2013                         Management  For           Voted - For
2   To Declare A Final Dividend in Respect of the Year
    Ended 31 December 2013: Hk12 Cents Per Share        Management  For           Voted - For
3.a To Re-elect Mr. Zuo Manlun As Director              Management  For           Voted - Against
3.b To Re-elect Ms. Zuo Xiaoping As Director            Management  For           Voted - Against
3.c To Re-elect Mr. Lai Zhiqiang As Director            Management  For           Voted - Against
3.d To Re-elect Mr. Chen Guonan As Director             Management  For           Voted - Against
3.e To Re-elect Dr. Lin Shaoquan As Director            Management  For           Voted - Against


55




    CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
3.f To Authorise the Board of Directors of the Company
    to Fix the Remuneration of the Directors            Management  For           Voted - For
4   To Re-appoint Ernst & Young As Independent Auditor
    of the Company and Authorise the Board of Directors
    of the Company to Fix Its Remuneration              Management  For           Voted - For
5.a That: (a) Subject to Paragraph (c) Below, the
    Exercise by the Directors During the Relevant
    Period (as Hereinafter Defined) of All the Powers
    of the Company to Allot, Issue and Otherwise Deal
    with Additional Shares of the Company ("shares") Or
    Securities Convertible Into Shares, Or Options,
    Warrants Or Similar Rights to Subscribe for Any
    Shares, and to Make Or Grant Offers, Agreements and
    Options Which Might Require the Exercise of Such
    Power be and is Hereby Generally and
    Unconditionally Approved; (b) The                   Management  For           Voted - Against
    Approval in Paragraph (a) Above Shall be in
    Addition to Any Other Authorisations Given to the
    Directors and Shall Authorise the Directors During
    the Relevant Period to Make Or Grant Offers,
    Agreements and Options Which Might Require the
    Exercise of Such Power After the End of the
    Relevant Period; (c) the Aggregate Contd                                      Non-Voting
    Contd Nominal Value of the Share Capital Allotted
    Or Agreed Conditionally Or-unconditionally to be
    Allotted (whether Pursuant to an Option Or
    Otherwise)-by the Directors Pursuant to the
    Approval in Paragraph (a) Above, Otherwise- Than
    Pursuant To: (i) A Rights Issue (as Hereinafter
    Defined); (ii) The-exercise of Rights of
    Subscription Or Conversion Under Terms of Any
    Warrants-issued by the Company Or Any Securities
    Which are Convertible Into Shares;-(iii) the
    Exercise of Any Options Granted Under Any Option
    Scheme Or Similar-arrangement for the Time Being
    Adopted for the Grant Or Issue to Eligible-persons
    of Shares Or Right to Acquire Shares; and (iv) Any
    Scrip Dividend Or-similar Arrangements Providing
    for the Allotment of Shares in Lieu of The- Whole
    Or Part of A Dividend on Shares in Accordance with
    the Articles Of-contd                               Non-Voting                Non-Voting
    Contd Association of the Company; Shall Not Exceed
    20% of the Aggregate-nominal Value of the Share
    Capital of the Company in Issue As at the Date
    Of-passing of This Resolution and the Said Approval
    Shall be Limited-accordingly; (d) Subject to the
    Passing of Each of the Paragraphs (a), (b)-and (c)
    of This Resolution, Any Prior Approvals of the Kind
    Referred to In-paragraphs (a), (b) and (c) of This
    Resolution Which Had Been Granted to The-directors
    and Which are Still in Effect be and are Hereby
    Revoked; and (e)-for the Purpose of This
    Resolution: "relevant Period" Means the Period
    From-the Passing of This Resolution Until Whichever
    is the Earliest Of: (i) The-conclusion of the Next
                                                        56





CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                            PROPOSED BY MGT. POSITION REGISTRANT VOTED
Annual General Meeting of the Company; (ii)
The-expiration of the Period Within Which the Next
Annual General Meeting of The-company is Contd      Non-Voting                Non-Voting
Contd Required by Law Or the Articles of
Association of the Company to Be-held; Or (iii) the
Revocation Or Variation of the Authority Given
Under This- Resolution by Ordinary Resolution of
the Shareholders of the Company In-general Meeting;
"rights Issue" Means the Allotment, Issue Or Grant
of Shares-pursuant to an Offer of Shares Open for A
Period Fixed by the Directors To-holders of Shares
Or Any Class Thereof on the Register on A Fixed
Record Date-in Proportion to Their Then Holdings of
Such Shares Or Class Thereof (subject-to Such
Exclusion Or Other Arrangements As the Directors
May Deem Necessary- Or Expedient in Relation to
Fractional Entitlements, Or Having Regard to
Any-restrictions Or Obligations Under the Laws Of,
Or the Requirements Of, Any-recognised Regulatory
Body Or Any Stock Exchange in Any Territory Contd   Non-Voting                Non-Voting
Contd Outside Hong Kong)                            Non-Voting                Non-Voting
5.b That: (a) Subject to Paragraph (b) Below, the
Exercise by the Directors During the Relevant
Period (as Hereinafter Defined) of All the Powers
of the Company to Repurchase the Shares of the
Company ("shares") on the Stock Exchange of Hong
Kong Limited Or on Any Other Stock Exchange on
Which the Shares May be Listed and Recognised for
This Purpose by the Securities and Futures
Commission and the Stock Exchange of Hong Kong
Limited Under the Hong Kong Code on Share
Repurchases, and Subject to and in Accordance with
All Applicable Laws and the Rules Governing the
Listing of Securities on the Stock Exchange of Hong
Kong Limited, be and is Hereby Generally and
Unconditionally Approved; (b) the Aggregate Nominal
Value of Shares Which May be Repurchased Pursuant
to the Approval in Paragraph (a) Above Shall Not
Exceed 10% of the Contd                             Management  For           Voted - For
Contd Aggregate Nominal Value of the Share Capital
of the Company in Issue As-at the Date of Passing
of This Resolution and the Said Approval Shall
Be-limited Accordingly; (c) Subject to the Passing
of Each of the Paragraphs (a)-and (b) of This
Resolution, Any Prior Approvals of the Kind
Referred to In-paragraphs (a) and (b) of This
Resolution Which Had Been Granted to The-directors
and Which are Still                                 Non-Voting                Non-Voting
In Effect be and are Hereby Revoked; and (d)-for
the Purpose of This Resolution, "relevant Period"
Means the Period From-the Passing of This
Resolution Until Whichever is the Earliest Of: (i)
The-conclusion of the Next Annual General Meeting
of the Company; (ii) The-expiration of the Period
Within Which the Next Annual General Meeting of
                                                    57





                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    The-company is Required by Law Or the Articles of
    Association of the Company To-be Held Contd                                   Non-Voting
    Contd ; Or (iii) the Revocation Or Variation of the
    Authority Given Under-this Resolution by Ordinary
    Resolution of the Shareholders of the Company
    In-general Meeting                                  Non-Voting                Non-Voting
5.c That Conditional Upon the Passing of Resolutions 5a
    and 5b As Set Out in the Notice of This Meeting,
    the General Mandate Granted to the Directors to
    Exercise the Powers of the Company to Allot, Issue
    and Otherwise Deal with Shares of the Company
    Pursuant to Resolution 5a Above be and is Hereby
    Extended by the Addition to the Aggregate Nominal
    Value of the Share Capital of the Company Which May
    be Allotted by the Directors Pursuant to Such
    General Mandate an Amount Representing the
    Aggregate Nominal Value of the Share Capital of the
    Company Repurchased by the Company Under the
    Authority Granted Pursuant to Resolution 5b Above,
    Provided That Such Amount Shall Not Exceed 10% of
    the Aggregate Nominal Value of the Share Capital of
    the Company in Issue As at the Date of Passing of
    This Resolution                                     Management  For           Voted - Against
CHINA LONGYUAN POWER GROUP CORPORATION LTD
CUSIP: Y1501T101
Meeting Date: 22-May-14 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking O-n the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0403/ltn-201404031185.pdf and
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0403-/ltn201404031370.pdf                    Non-Voting                Non-Voting
1   To Approve the Report of the Board of Directors of
    the Company for the Year 2013                       Management  For           Voted - For
2   To Approve the Report of the Supervisory Board of
    the Company for the Year 2013                       Management  For           Voted - For
3   To Approve the Final Financial Accounts of the
    Company for the Year Ended 31 December 2013         Management  For           Voted - For
4   To Accept the Independent Auditor's Report and the
    Company's Audited Financial Statements for the Year
    Ended 31 December 2013                              Management  For           Voted - For
5   To Approve the Budget Report of the Company for the
    Year Ending 31 December 2014                        Management  For           Voted - For
6   To Approve the Profit Distribution Plan of the
    Company for the Year Ended 31 December 2013,
    Namely, the Proposal for Distribution of A Final
    Dividend of Rmb0.0475 Per Share (tax Inclusive) in
    Cash in an Aggregate Amount of Approximately
    Rmb381,728,477.5 for the Year Ended 31 December
    2013, and to Authorise the Board of Directors of


58




    CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    the Company (the "board") to Implement the
    Aforesaid Distribution                              Management  For           Voted - For
7   To Approve the Re-appointment of Ruihua Certified
    Public Accountants (special General Partner) As the
    Company's Prc Auditor for the Year 2014 for A Term
    Until the Conclusion of the Next Annual General
    Meeting of the Company, and to Authorise the Audit
    Committee of the Board to Determine Their
    Remuneration                                        Management  For           Voted - For
8   To Approve the Re-appointment of KPMG As the
    Company's International Auditor for the Year 2014
    for A Term Until the Conclusion of the Next Annual
    General Meeting of the Company, and to Authorise
    the Audit Committee of the Board to Determine Their
    Remuneration                                        Management  For           Voted - For
9   To Approve the Remuneration Plan for Directors and
    Supervisors of the Company for the Year 2014        Management  For           Voted - For
10  To Approve the Appointment of Mr. Shao Guoyong and
    As A Non-executive Director of the Company (the
    "non- Executive Director") to Fill the Vacancy Left
    by Resignation of Mr. Luan Baoxing, with Effect
    from the Date of the Agm When the Nomination is
    Approved by the Shareholders of the Company (the
    "shareholders") and Until the Expiration of the
    Term of the Current Session of the Board.
    Meanwhile, to Approve the Authorisation Granted to
    the Remuneration and Assessment Committee of the
    Board to Determine the Remuneration of the New
    Director According to the Directors' and
    Supervisors' Remuneration Plan for the Year 2014
    Approved at the Agm Upon the Candidate for the New
    Director Being Approved at the Agm, and to
    Authorise the Chairman of the Company Or Any One of
    the Executive Directors of the Company (the
    "executive Directors") to Enter Into A Service
    Contract with the New Director and Handle All Other
    Relevant Matters on Behalf of the Company Upon the
    Candidate for the New Director Being Approved at
    the Agm                                             Management  For           Voted - Against
11  To Approve the Appointment of Mr. Chen Jingdong As
    A Non-executive Director of the Company to Fill the
    Vacancy Left by Resignation of Mr. Chen Bin, with
    Effect from the Date of the Agm When the Nomination
    is Approved by the Shareholders and Until the
    Expiration of the Term of the Current Session of
    the Board. Meanwhile, to Approve the Authorisation
    Granted to the Remuneration and Assessment
    Committee of the Board to Determine the
    Remuneration of the New Director According to the
    Directors' and Supervisors' Remuneration Plan for
    the Year 2014 Approved at the Agm Upon the
    Candidate for the New Director Being Approved at
    the Agm, and to Authorise the Chairman of the
    Company Or Any One of the Executive Directors to
    Enter Into A Service Contract with the New Director


59




    CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    and Handle All Other Relevant Matters on Behalf of
    the Company Upon the Candidate for the New Director
    Being Approved at the Agm                           Management  For           Voted - Against
12  To Approve the Appointment of Mr. Han Dechang As an
    Independent Non- Executive Director of the Company
    to Fill the Vacancy Left by Resignation of Mr. Lv
    Congmin, with Effect from the Date of the Agm When
    the Nomination is Approved by the Shareholders and
    Until the Expiration of the Term of the Current
    Session of the Board. Meanwhile, to Approve the
    Authorisation Granted to the Remuneration and
    Assessment Committee of the Board to Determine the
    Remuneration of the New Director According to the
    Directors' and Supervisors' Remuneration Plan for
    the Year 2014 Approved at the Agm Upon the
    Candidate for the New Director Being Approved at
    the Agm, and to Authorise the Chairman of the
    Company Or Any One of the Executive Directors to
    Enter Into A Service Contract with the New Director
    and Handle All Other Relevant Matters on Behalf of
    the Company Upon the Candidate for New Director
    Being Approved at the Agm                           Management  For           Voted - For
13  To Approve the Application to the National
    Association of Financial Market Institutional
    Investors of the Prc for the Quota of the Issue of
    Short-term Debentures with A Principal Amount of
    Not Exceeding Rmb5 Billion (including Rmb5 Billion)
    Within 12 Months from the Date of Obtaining an
    Approval at the Agm, and According to the
    Requirement of the Company and Market Condition, to
    Issue in Separate Tranches on A Rolling Basis
    Within the Effective Period, and to Authorise the
    Board and the Persons It Authorised to Deal with
    All Such Matters Relating to the Registration and
    Issue of the Aforementioned Short-term Debentures
    at Their Full Discretion, Subject to Relevant Laws
    and Regulations, and to Approve the Delegation of
    the Authority by the Board to the Management of the
    Company to Deal with All Such Specific Matters
    Relating to the Issue of the Aforementioned Short-
    Term Debentures Within the Scope of Authorization
    Above, with Immediate Effect Upon the Above
    Proposal and Authorization Being Approved by the
    Shareholders at the Agm                             Management  For           Voted - For
14  To Approve the Granting of A General Mandate to the
    Board to Issue, Allot and Deal with Additional
    Domestic Shares and H Shares Not Exceeding 20% of
    Each of the Aggregate Nominal Values of the
    Domestic Shares and H Shares of the Company
    Respectively in Issue, and to Authorise the Board
    to Make Amendments to the Articles of Association
    of the Company As It Thinks Fit So As to Reflect
    the New Share Capital Structure Upon the Allotment
    Or Issue of Additional Shares Pursuant to Such
    Mandate                                             Management  For           Voted - Against


60




                          CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY   MGT. POSITION REGISTRANT VOTED
15  To Consider and Approve the Proposal(s) (if Any)
    Put Forward at the Agm by Shareholder(s) Holding 3%
    Or More of the Shares of the Company Carrying the
    Right to Vote Thereat                               Management    For           Voted - Against
CHINA MACHINERY ENGINEERING CORPORATION
CUSIP: Y1501U108
Meeting Date: 20-Feb-14   Meeting Type: Class Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0116/ltn20140116393.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0116/ltn20140116412.pdf                      Non-Voting                  Non-Voting
1   To Consider and Approve the Authorisation of A
    General Mandate to the Board of Directors of the
    Company to Repurchase H Shares of the Company       Management    For           Voted - For
Meeting Date: 20-Feb-14   Meeting Type: Extraordinary General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url-
    Links:http://www.hkexnews.hk/listedco/listconew
    S/sehk/2014/0106/ltn20140106695-.pdf-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0106/ltn20140106713.pdf                      Non-Voting                  Non-Voting
1   To Approve and Ratify the 2013 Remuneration Package
    of Mr. Sun Bai, the Chairman of the Board of
    Directors of the Company (the "board") and
    Executive Director                                  Management    For           Voted - For
2.a To Consider and Approve the Proposed Re-
    Appointment of Sun Bai As an Executive Director for
    the Second Session of the Board for A Term of
    Office of Three Years Commencing from the
    Conclusion of the Egm                               Management    For           Voted - Against
2.b To Consider and Approve the Proposed Re-
    Appointment of Zhang Chun As an Executive Director
    for the Second Session of the Board for A Term of
    Office of Three Years Commencing from the
    Conclusion of the Egm                               Management    For           Voted - Against
2.c To Consider and Approve the Proposed Re-
    Appointment of Wang Zhian As A Non-executive
    Director for the Second Session of the Board for A
    Term of Office of Three Years Commencing from the
    Conclusion of the Egm                               Management    For           Voted - Against
2.d To Consider and Approve the Proposed Appointment of
    Yu Benli As A Non-executive Director for the Second
    Session of the Board for A Term of Office of Three
    Years Commencing from the Conclusion of the Egm     Management    For           Voted - Against
2.e To Consider and Approve the Proposed Appointment of
    Zhang Fusheng As A Non- Executive Director for the
                                                        61





    CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Second Session of the Board for A Term of Office of
    Three Years Commencing from the Conclusion of the
    Egm                                                 Management  For           Voted - Against
2.f To Consider and Approve the Proposed Re-
    Appointment of Liu Li As an Independent Non-
    Executive Director for the Second Session of the
    Board for A Term of Office of Three Years
    Commencing from the Conclusion of the Egm           Management  For           Voted - For
2.g To Consider and Approve the Proposed Re-
    Appointment of Liu Hongyu As an Independent
    Non-executive Director for the Second Session of
    the Board for A Term of Office of Three Years
    Commencing from the Conclusion of the Egm           Management  For           Voted - For
2.h To Consider and Approve the Proposed Re-
    Appointment of Fang Yongzhong As an Independent
    Non-executive Director for the Second Session of
    the Board for A Term of Office of Three Years
    Commencing from the Conclusion of the Egm           Management  For           Voted - For
2.i To Consider and Approve the Proposed Appointment of
    Wu Tak Lung As an Independent Non-executive
    Director for the Second Session of the Board for A
    Term of Office of Three Years Commencing from the
    Conclusion of the Egm                               Management  For           Voted - For
3.a To Consider and Approve the Proposed Re-
    Appointment of Quan Huaqiang As Supervisor for the
    Second Session of the Supervisory Board of the
    Company (the "supervisory Board") for A Term of
    Office of Three Years Commencing from the
    Conclusion of the Egm                               Management  For           Voted - Against
3.b To Consider and Approve the Proposed Re-
    Appointment of Qian Xiangdong As Supervisor for the
    Second Session of the Supervisory Board of the
    Company (the "supervisory Board") for A Term of
    Office of Three Years Commencing from the
    Conclusion of the Egm                               Management  For           Voted - For
4   To Approve and Authorise the Board to Determine the
    Remuneration Proposal of Each of the Directors of
    the Second Session of Board in Accordance to the
    Remuneration Policy Set by the Remuneration
    Committee of the Company and to Authorise the Board
    to Enter Into Service Contracts And/or Appointment
    Letters with Each of the Re-elected Or Elected
    Directors Subject to Such Terms and Conditions As
    the Board Shall Think Fit and to Do All Such Acts
    and Things and Handle All Other Related Matters As
    Necessary                                           Management  For           Voted - For
5   To Consider and Approve the Authorization of A
    General Mandate to the Board to Repurchase H Shares
    of the Company                                      Management  For           Voted - For
6   To Consider and Approve the Authorization of A
    General Mandate to the Board to Issue Shares of the
    Company                                             Management  For           Voted - Against
                                                        62





                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
Meeting Date: 26-Jun-14 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0509/ltn20140509769.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0509/ltn20140509789.pdf                      Non-Voting                Non-Voting
1   To Consider and Approve the Work Report of the
    Board of Directors of the Company for the Year
    Ended December 31, 2013                             Management  For           Voted - For
2   To Consider and Approve the Work Report of the
    Supervisory Board of the Company for the Year Ended
    December 31, 2013                                   Management  For           Voted - For
3   To Consider and Approve the Audited Consolidated
    Financial Statements and Report of the Independent
    Auditor of the Company for the Year Ended December
    31, 2013                                            Management  For           Voted - For
4   To Consider and Approve the Profits Distribution
    Plan of the Company for Year of 2013, Being the
    Proposed Distribution of Final Dividend of Rmb0.19
    Per Share (pre-tax) for 4,125,700,000 Shares for
    the Year Ended December 31, 2013, Which Amount to
    Rmb783,883,000 (pre-tax) in Aggregate               Management  For           Voted - For
5   To Re-appoint KPMG As the International Auditor of
    the Company to Hold Office Until the Conclusion of
    the Next Annual General Meeting of the Company and
    Fix Its Remuneration at Rmb8,000,000 (excluded
    Value-added Tax) for the Year of 2014               Management  For           Voted - For
6   To Consider and Approve the Proposed Amendments to
    the Procedural Rules of the Board of Directors of
    the Company                                         Management  For           Voted - For
7   To Consider and Approve the Authorisation of A
    General Mandate to the Board to Repurchase H Shares
    of the Company                                      Management  For           Voted - For
8   To Consider and Approve the Authorisation of A
    General Mandate to the Board to Issue Shares of the
    Company                                             Management  For           Voted - Against
9   To Consider and Approve the Proposed Amendments to
    the Articles of Association of the Company          Management  For           Voted - For
10  To Consider and Approve the Proposals (if Any) Put
    Forward at the General Meeting by Shareholder(s)
    Holding 3% Or More of the Shares Carrying the Right
    to Vote Thereat                                     Management  For           Voted - Against
Meeting Date: 26-Jun-14 Meeting Type: Class Meeting
    13 May 2014: Please Note That the Company Notice
    and Proxy Form are Available-by Clicking on the
    Url Links:
    Http://www.hkexnews.hk/listedco/listconews/seh
    K-/2014/0509/ltn20140509912.pdf and
    Http://www.hkexnews.hk/listedco/listconews/-
    Sehk/2014/0509/ltn20140509904.pdf                   Non-Voting                Non-Voting
                                                        63





                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
1   To Consider and Approve the Authorisation of A
    General Mandate to the Board of Directors of the
    Company to Repurchase H Shares of the Company        Management  For           Voted - For
    14 May 2014: Please Note That This is A Revision
    Due to Modification to Text O-f Comment and Change
    in Record Date from 23 June to 26 May 2014. If You
    Have A-lready Sent in Your Votes, Please Do Not
    Vote Again Unless You Decide to Amend-your Original
    Instructions. Thank You.                             Non-Voting                Non-Voting
CHINA MEDICAL SYSTEM HOLDINGS LTD
CUSIP: G21108124
Meeting Date: 30-Apr-14 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting       Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0328/ltn20140328613.pdf,-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0328/ltn20140328672.pdf                       Non-Voting                Non-Voting
1   To Receive, Consider and Adopt the Audited
    Consolidated Financial Statements, the Reports of
    the Directors and the Auditors of the Company for
    the Year Ended 31 December 2013                      Management  For           Voted - For
2   To Approve the Recommended Final Dividend of Us
    0.863 Cent (equivalent to Hkd 0.067) Per Share for
    the Year Ended 31 December 2013                      Management  For           Voted - For
3.a To Re-elect Mr. Lam Kong As an Executive Director    Management  For           Voted - Against
3.b To Re-elect Mr. Chen Hongbing As an Executive
    Director                                             Management  For           Voted - Against
3.c To Re-elect Mr. Wu Chi Keung As an Independent
    Non-executive Director                               Management  For           Voted - For
3.d To Re-elect Mr. Huang Ming As an Independent
    Non-executive Director                               Management  For           Voted - For
3.e To Authorise the Board of Directors to Fix the
    Directors' Remuneration                              Management  For           Voted - For
4   To Re-appoint Deloitte Touche Tohmatsu As Auditors
    of the Company and to Authorise the Board of
    Directors to Fix Their Remuneration                  Management  For           Voted - For
5   To Grant A General Mandate to the Directors of the
    Company to Allot, Issue and Otherwise Deal with
    Unissued Shares of the Company                       Management  For           Voted - Against
6   To Grant A General Mandate to the Directors of the
    Company to Repurchase Shares of the Company          Management  For           Voted - For
7   To Add the Nominal Amount of the Shares Repurchased
    by Company to the General Mandate Granted to the
    Directors of the Company Under Resolution No.5 Above Management  For           Voted - Against


64

CSI CHINA FIVE YEAR PLAN ETF




PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
CHINA MENGNIU DAIRY CO LTD
CUSIP: G21096105
Meeting Date: 20-Mar-14 Meeting Type: Extraordinary General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0305/ltn20140305552.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0305/ltn20140305640.pdf                      Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-resolution 1, Abstain
    is Not A Voting Option on This Meeting              Non-Voting                Non-Voting
1   (a) to Approve, Confirm and Ratify the Whitewash
    Waiver (as Defined in the Circular of the Company
    Dated March 5, 2014 (the "circular")) Granted Or to
    be Granted by the Executive (as Defined in the
    Circular) to the Concert Group (as Defined in the
    Circular), and to Authorize Any One Director of the
    Company to Do All Such Things and Take All Such
    Action and Execute All Documents (including the
    Affixation of the Common Seal of the Company Where
    Execution Under Seal is Required) As He/she May
    Consider to be Necessary Or Desirable to Implement
    Any of the Matters Relating to Or Incidental to the
    Whitewash Waiver (as Defined in the Circular); (b)
    to Approve, Confirm and Ratify the Subscription
    Agreement (as Defined in the Circular) and the
    Specific Mandate (as Defined in the Circular), and
    to Authorize Any One Director of the Contd          Management  For           Voted - For
    Contd Company to Do All Such Things and Take All
    Such Action and Execute All-documents (including
    the Affixation of the Common Seal of the Company
    Where-execution Under Seal is Required) As He/she
    May Consider to be Necessary Or-desirable to
    Implement Any of the Matters Relating to Or
    Incidental to The- Subscription Agreement (as
    Defined in the Circular) and the Specific
    Mandate-(as Defined in the Circular), and Further
    to Approve Any Changes And-amendments Thereto As
    He/she May Consider Necessary, Desirable
    Or-appropriate; and (c) to Authorize Any One
    Director of the Company to Do All-such Acts and
    Things and Execute Such Documents (including the
    Affixation Of-the Common Seal of the Company Where
    Execution Under Seal is Required) And-take All
    Steps Which, in His/her Opinion Deemed Necessary,
    Desirable Or-expedient to Contd                     Non-Voting                Non-Voting
    Contd Implement And/or Effect the Transactions
    Contemplated Under The-whitewash Waiver (as Defined
    in the Circular), the Subscription Agreement
    (as-defined in the Circular) and the Specific


65




                         CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Mandate (as Defined in The-circular) for and on
    Behalf of the Company                               Non-Voting                Non-Voting
Meeting Date: 06-Jun-14  Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0429/ltn20140429510.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0429/ltn20140429532.pdf                      Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
1   To Review and Consider the Audited Financial
    Statements and the Reports of the Directors and the
    Independent Auditors for the Year Ended 31 December
    2013                                                Management  For           Voted - For
2   To Approve the Proposed Final Dividend              Management  For           Voted - For
3.A To Re-elect Mr. Ning Gaoning As Director and
    Authorise the Board of Directors of the Company to
    Fix His Remuneration                                Management  For           Voted - Against
3.B To Re-elect Mr. Yu Xubo As Director and Authorise
    the Board of Directors of the Company to Fix His
    Remuneration                                        Management  For           Voted - For
3.C To Re-elect Mr. Christian Neu As Director and
    Authorise the Board of Directors of the Company to
    Fix His Remuneration                                Management  For           Voted - For
3.D To Re-elect Mr. Zhang Xiaoya As Director and
    Authorise the Board of Directors of the Company to
    Fix His Remuneration                                Management  For           Voted - For
3.E To Re-elect Dr. Liao Jianwen As Director and
    Authorise the Board of Directors of the Company to
    Fix His Remuneration                                Management  For           Voted - For
4   To Re-appoint Ernst & Young As the Auditors of the
    Company and Authorise the Board of Directors to Fix
    Their Remuneration                                  Management  For           Voted - For
5   Ordinary Resolution No. 5 Set Out in the Notice of
    Annual General Meeting (to Give A General Mandate
    to the Directors to Repurchase Shares in the
    Company Not Exceeding 10% of the Issued Share
    Capital of the Company)                             Management  For           Voted - For
6   Ordinary Resolution No. 6 Set Out in the Notice of
    Annual General Meeting (to Give A General Mandate
    to the Directors to Allot, Issue and Deal with
    Additional Shares Not Exceeding 20% of the Issued
    Share Capital of the Company)                       Management  For           Voted - Against


66

CSI CHINA FIVE YEAR PLAN ETF




PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
CHINA MERCHANTS HOLDINGS (INTERNATIONAL) CO LTD
CUSIP: Y1489Q103
Meeting Date: 23-May-14 Meeting Type: Annual General Meeting
    Please Note in the Hong Kong Market That A Vote of
    "abstain" Will be Treated-the Same As A "take No
    Action" Vote.                                        Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0416/ltn20140416329.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0416/ltn20140416343.pdf                       Non-Voting                Non-Voting
1   To Receive and Consider the Audited Consolidated
    Financial Statements for the Year Ended 31 December
    2013 Together with the Report of the Directors and
    the Independent Auditor's Report                     Management  For           Voted - For
2   To Declare A Final Dividend of 55 Hk Cents Per
    Share for the Year Ended 31 December 2013 in Scrip
    Form with Cash Option                                Management  For           Voted - For
3.A.a To Re-elect Mr. Zheng Shaoping As A Director       Management  For           Voted - For
3.A.bTo Re-elect Mr. Kut Ying Hay As A Director          Management  For           Voted - For
3.A.c To Re-elect Mr. Lee Yip Wah Peter As A Director    Management  For           Voted - For
3.A.dTo Re-elect Mr. Li Kwok Heem John As A Director     Management  For           Voted - For
3.A.e To Re-elect Mr. Li Ka Fai David As A Director      Management  For           Voted - For
3.B To Authorise the Board of Directors to Fix the
    Remuneration of the Directors                        Management  For           Voted - For
4   To Re-appoint Messrs. Deloitte Touche Tohmatsu As
    Auditor of the Company and to Authorise the Board
    of Directors to Fix Its Remuneration                 Management  For           Voted - For
5.A To Grant A Mandate to the Directors to Grant
    Options Under the Share Option Scheme As Set Out in
    Item 5a of the Agm Notice                            Management  For           Voted - For
5.B To Grant A General Mandate to the Directors to
    Allot Shares As Set Out in Item 5b of the Agm Notice Management  For           Voted - Against
5.C To Grant A General Mandate to the Directors for the
    Buy-back of Shares As Set Out in Item 5c of the Agm
    Notice                                               Management  For           Voted - For
5.D To Add the Number of the Shares Bought Back Under
    Resolution No. 5c to the Mandate Granted to the
    Directors Under Resolution No. 5b                    Management  For           Voted - Against
6   To Approve and Adopt the New Articles of
    Association of the Company                           Management  For           Voted - Against


67

CSI CHINA FIVE YEAR PLAN ETF




PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
CHINA MODERN DAIRY HOLDINGS LTD, GRAND CAYMAN
CUSIP: G21579100
Meeting Date: 28-Oct-13 Meeting Type: Annual General Meeting
     Please Note That Shareholders are Allowed to Vote
     'in Favor' Or 'against' For-all Resolutions. Thank
     You.                                                Non-Voting                Non-Voting
     Please Note That the Company Notice and Proxy Form
     are Available by Clicking-on the Url Links:-
     Http://www.hkexnews.hk/listedco/listconews/seh
     K/2013/0924/ltn20130924231.pdf-and-
     Http://www.hkexnews.hk/listedco/listconews/seh
     K/2013/0924/ltn20130924213.pdf                      Non-Voting                Non-Voting
1    To Receive and Consider the Audited Consolidated
     Financial Statements of the Company and Its
     Subsidiaries and the Reports of the Directors and
     Auditors of the Company for the Year Ended 30 June
     2013                                                Management  For           Voted - For
2a.1 To Re-elect the Retiring Director: Mr. Yu Xubo      Management  For           Voted - For
2a.2 To Re-elect the Retiring Director: Ms. Gao Lina     Management  For           Voted - For
2a.3 To Re-elect the Retiring Director: Mr. Sun Yugang   Management  For           Voted - For
2a.4 To Re-elect the Retiring Director: Mr. Ding Sheng   Management  For           Voted - For
2a.5 To Re-elect the Retiring Director: Prof. Li Shengli Management  For           Voted - For
2a.6 To Re-elect the Retiring Director: Mr. Lee Kong
     Wei, Conway                                         Management  For           Voted - For
2a.7 To Re-elect the Retiring Director: Mr. Liu Fuchun   Management  For           Voted - For
2a.8 To Re-elect the Retiring Director: Mr. Kang Yan     Management  For           Voted - For
2.b  To Authorize the Board of Directors of the Company
     to Fix the Directors' Remuneration                  Management  For           Voted - For
3    To Re-appoint Deloitte Touche Tohmatsu As the
     Company's Auditors and to Authorize the Board of
     Directors of the Company to Fix Their Remuneration  Management  For           Voted - For
4    To Grant A General Mandate to the Directors of the
     Company to Allot, Issue and Deal with New Shares
     Not Exceeding 20% of the Issued Share Capital of
     the Company As at the Date of Passing This
     Resolution                                          Management  For           Voted - Against
5    To Grant A General Mandate to the Directors of the
     Company to Repurchase Shares Not Exceeding 10% of
     the Issued Share Capital of the Company As at the
     Date of Passing This Resolution                     Management  For           Voted - For
6    Conditional Upon the Passing of Resolutions
     Numbered 4 and Numbered 5 Set Out in the Notice
     Convening This Meeting, the Aggregate Nominal
     Amount of the Shares in the Company Which are
     Repurchased Or Otherwise Acquired by the Company
     Pursuant to Resolution Numbered 5 Shall be Added to
     the Aggregate Nominal Amount of the Shares Which
     May be Issued Pursuant to Resolution Numbered 4     Management  For           Voted - Against


68




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
Meeting Date: 05-Jun-14 Meeting Type: Annual General Meeting
      Please Note That Shareholders are Allowed to Vote
      'in Favor' Or 'against' For-all Resolutions,
      Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
      Please Note That the Company Notice and Proxy Form
      are Available by Clicking-on the Url Links:-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2014/0429/ltn201404291003.pdf-and-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2014/0429/ltn20140429971.pdf                      Non-Voting                Non-Voting
1     To Receive and Consider the Audited Consolidated
      Financial Statements of the Company and Its
      Subsidiaries and the Reports of the Directors and
      Auditors of the Company for the Six Months Ended 31
      December 2013                                       Management  For           Voted - For
2.a.i To Re-elect the Retiring Director: Mr. Han Chunlin  Management  For           Voted - For
2.aii To Re-elect the Retiring Director: Mr. Wolhardt
      Julian Juul                                         Management  For           Voted - Against
2aiii To Re-elect the Retiring Director: Mr. Hui Chi Kin,
      Max                                                 Management  For           Voted - For
2.aiv To Re-elect the Retiring Director: Mr. Kang Yan     Management  For           Voted - For
2.b   To Authorize the Board of Directors of the Company
      to Fix the Directors' Remuneration                  Management  For           Voted - For
3     To Re-appoint Deloitte Touche Tohmatsu As the
      Company's Auditors and to Authorize the Board of
      Directors of the Company to Fix Their Remuneration  Management  For           Voted - For
4     To Grant A General Mandate to the Directors of the
      Company to Allot, Issue and Deal with New Shares
      Not Exceeding 20% of the Issued Share Capital of
      the Company As at the Date of Passing This
      Resolution                                          Management  For           Voted - Against
5     To Grant A General Mandate to the Directors of the
      Company to Repurchase Shares Not Exceeding 10% of
      the Issued Share Capital of the Company As at the
      Date of Passing This Resolution                     Management  For           Voted - For
6     Conditional Upon the Passing of Resolutions
      Numbered 4 and Numbered 5 Set Out in the Notice
      Convening This Meeting, the Aggregate Nominal
      Amount of the Shares in the Company Which are
      Repurchased Or Otherwise Acquired by the Company
      Pursuant to Resolution Numbered 5 Shall be Added to
      the Aggregate Nominal Amount of the Shares Which
      May be Issued Pursuant to Resolution Numbered 4     Management  For           Voted - Against
7     To Approve and Adopt the Share Option Scheme of the
      Company ("share Option Scheme") and to Authorize
      the Directors of the Company to Do All Such Acts
      and to Enter Into All Such Transactions,
      Arrangements and Agreements As May be Necessary Or
      Expedient in Order to Give Full Effect to the Share
      Option Scheme                                       Management  For           Voted - For
                                                          69





                         CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                               PROPOSED BY MGT. POSITION REGISTRANT VOTED
CHINA MOLYBDENUM CO LTD, HENAN PROVINCE
CUSIP: Y1503Z105
Meeting Date: 25-Nov-13  Meeting Type: Class Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/1009/ltn20131009481.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/1009/ltn20131009473.pdf A-nd
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/1106/ltn20131106458.pd-f                      Non-Voting                Non-Voting
1   To Consider and Approve the Proposal in Respect of
    the Plan of the Issuance of A Share Convertible
    Bonds: Type of Securities to be Issued             Management  For           Voted - For
2   To Consider and Approve the Proposal in Respect of
    the Plan of the Issuance of A Share Convertible
    Bonds: Issue Size                                  Management  For           Voted - For
3   To Consider and Approve the Proposal in Respect of
    the Plan of the Issuance of A Share Convertible
    Bonds: Par Value and Issue Price                   Management  For           Voted - For
4   To Consider and Approve the Proposal in Respect of
    the Plan of the Issuance of A Share Convertible
    Bonds: Term                                        Management  For           Voted - For
5   To Consider and Approve the Proposal in Respect of
    the Plan of the Issuance of A Share Convertible
    Bonds: Interest Rate                               Management  For           Voted - For
6   To Consider and Approve the Proposal in Respect of
    the Plan of the Issuance of A Share Convertible
    Bonds: Method and Timing of Interest Payment       Management  For           Voted - For
7   To Consider and Approve the Proposal in Respect of
    the Plan of the Issuance of A Share Convertible
    Bonds: Conversion Period                           Management  For           Voted - For
8   To Consider and Approve the Proposal in Respect of
    the Plan of the Issuance of A Share Convertible
    Bonds: Determination and Adjustment of the Cb
    Conversion Price                                   Management  For           Voted - For
9   To Consider and Approve the Proposal in Respect of
    the Plan of the Issuance of A Share Convertible
    Bonds: Terms of the Downward Adjustment to Cb
    Conversion Price                                   Management  For           Voted - For
10  To Consider and Approve the Proposal in Respect of
    the Plan of the Issuance of A Share Convertible
    Bonds: Method for Determining the Number of Shares
    for Conversion                                     Management  For           Voted - For
11  To Consider and Approve the Proposal in Respect of
    the Plan of the Issuance of A Share Convertible
    Bonds: Terms of Redemption                         Management  For           Voted - For
12  To Consider and Approve the Proposal in Respect of
    the Plan of the Issuance of A Share Convertible
    Bonds: Terms of Sale Back                          Management  For           Voted - For
                                                       70





                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
13  To Consider and Approve the Proposal in Respect of
    the Plan of the Issuance of A Share Convertible
    Bonds: Entitlement to Dividend of the Year of
    Conversion                                          Management  For           Voted - For
14  To Consider and Approve the Proposal in Respect of
    the Plan of the Issuance of A Share Convertible
    Bonds: Method of Issuance and Target Investors      Management  For           Voted - For
15  To Consider and Approve the Proposal in Respect of
    the Plan of the Issuance of A Share Convertible
    Bonds: Subscription Arrangement for the Existing
    Holders of A Shares                                 Management  For           Voted - For
16  To Consider and Approve the Proposal in Respect of
    the Plan of the Issuance of A Share Convertible
    Bonds: Cb Holders and Cb Holders' Meetings          Management  For           Voted - For
17  To Consider and Approve the Proposal in Respect of
    the Plan of the Issuance of A Share Convertible
    Bonds: Use of Proceeds                              Management  For           Voted - For
18  To Consider and Approve the Proposal in Respect of
    the Plan of the Issuance of A Share Convertible
    Bonds: Guarantee                                    Management  For           Voted - For
19  To Consider and Approve the Proposal in Respect of
    the Plan of the Issuance of A Share Convertible
    Bonds: Account for Deposit of Proceeds              Management  For           Voted - For
20  To Consider and Approve the Proposal in Respect of
    the Plan of the Issuance of A Share Convertible
    Bonds: Validity Period of This Resolution           Management  For           Voted - For
21  To Consider and Approve the Proposal in Respect of
    the Plan of the Issuance of A Share Convertible
    Bonds: Matters Relating to Authorization in
    Connection with the Issuance of the Convertible
    Bonds                                               Management  For           Voted - For
    6 Nov 13: Please Note That This is A Revision Due
    to Receipt of Additional Lin-k. If You Have Already
    Sent in Your Votes, Please Do Not Return This Proxy
    For-m Unless You Decide to Amend Your Original
    Instructions. Thank You                             Non-Voting                Non-Voting
Meeting Date: 25-Nov-13 Meeting Type: Extraordinary General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/1009/ltn20131009445.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/1009/ltn20131009433.pdf                        Non-Voting                Non-Voting
1   To Consider and Approve the Proposal in Respect of
    the Acquisition of 80% Interest in Northparkes
    Joint Venture Held by North Mining Limited and
    Certain Associated Rights and Assets by Cmoc Mining
    Pty Limited, A Wholly-owned Subsidiary of the
    Company                                             Management  For           Voted - For
2   To Consider and Approve the Proposal in Respect of
    the Change in Use of Proceeds                       Management  For           Voted - For


71




     CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
3.1  To Consider and Approve the Proposal in Respect of
     the Plan of the Issuance of A Share Convertible
     Bonds: Type of Securities to be Issued             Management  For           Voted - For
3.2  To Consider and Approve the Proposal in Respect of
     the Plan of the Issuance of A Share Convertible
     Bonds: Issue Size                                  Management  For           Voted - For
3.3  To Consider and Approve the Proposal in Respect of
     the Plan of the Issuance of A Share Convertible
     Bonds: Par Value and Issue Price                   Management  For           Voted - For
3.4  To Consider and Approve the Proposal in Respect of
     the Plan of the Issuance of A Share Convertible
     Bonds: Term                                        Management  For           Voted - For
3.5  To Consider and Approve the Proposal in Respect of
     the Plan of the Issuance of A Share Convertible
     Bonds: Interest Rate                               Management  For           Voted - For
3.6  To Consider and Approve the Proposal in Respect of
     the Plan of the Issuance of A Share Convertible
     Bonds: Method and Timing of Interest Payment       Management  For           Voted - For
3.7  To Consider and Approve the Proposal in Respect of
     the Plan of the Issuance of A Share Convertible
     Bonds: Conversion Period                           Management  For           Voted - For
3.8  To Consider and Approve the Proposal in Respect of
     the Plan of the Issuance of A Share Convertible
     Bonds: Determination and Adjustment of the Cb
     Conversion Price                                   Management  For           Voted - For
3.9  To Consider and Approve the Proposal in Respect of
     the Plan of the Issuance of A Share Convertible
     Bonds: Terms of the Downward Adjustment to Cb
     Conversion Price                                   Management  For           Voted - For
3.10 To Consider and Approve the Proposal in Respect of
     the Plan of the Issuance of A Share Convertible
     Bonds: Method for Determining the Number of Shares
     for Conversion                                     Management  For           Voted - For
3.11 To Consider and Approve the Proposal in Respect of
     the Plan of the Issuance of A Share Convertible
     Bonds: Terms of Redemption                         Management  For           Voted - For
3.12 To Consider and Approve the Proposal in Respect of
     the Plan of the Issuance of A Share Convertible
     Bonds: Terms of Sale Back                          Management  For           Voted - For
3.13 To Consider and Approve the Proposal in Respect of
     the Plan of the Issuance of A Share Convertible
     Bonds: Entitlement to Dividend of the Year of
     Conversion                                         Management  For           Voted - For
3.14 To Consider and Approve the Proposal in Respect of
     the Plan of the Issuance of A Share Convertible
     Bonds: Method of Issuance and Target Investors     Management  For           Voted - For
3.15 To Consider and Approve the Proposal in Respect of
     the Plan of the Issuance of A Share Convertible
     Bonds: Subscription Arrangement for the Existing
     Holders of A Shares                                Management  For           Voted - For
3.16 To Consider and Approve the Proposal in Respect of
     the Plan of the Issuance of A Share Convertible
     Bonds: Cb Holders and Cb Holders' Meetings         Management  For           Voted - For


72




                           CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
3.17 To Consider and Approve the Proposal in Respect of
     the Plan of the Issuance of A Share Convertible
     Bonds: Use of Proceeds                              Management  For           Voted - For
3.18 To Consider and Approve the Proposal in Respect of
     the Plan of the Issuance of A Share Convertible
     Bonds: Guarantee                                    Management  For           Voted - For
3.19 To Consider and Approve the Proposal in Respect of
     the Plan of the Issuance of A Share Convertible
     Bonds: Account for Deposit of Proceeds              Management  For           Voted - For
3.20 To Consider and Approve the Proposal in Respect of
     the Plan of the Issuance of A Share Convertible
     Bonds: Validity Period of This Resolution           Management  For           Voted - For
3.21 To Consider and Approve the Proposal in Respect of
     the Plan of the Issuance of A Share Convertible
     Bonds: Matters Relating to Authorization in
     Connection with the Issuance of the Convertible
     Bonds                                               Management  For           Voted - For
4    To Consider and Approve the Proposal in Respect of
     the Statement on the Use of Proceeds from Previous
     Fund Raising Activity                               Management  For           Voted - For
5    To Consider and Approve the Proposal in Respect of
     the Proposed Use of Proceeds to be Raised from the
     Issuance of A Share Convertible Bonds and the
     Feasibility of the New Project After Changing the
     Use of Proceeds Raised from Previous Fund Raising
     Activity                                            Management  For           Voted - For
6    To Consider and Approve the Proposal in Respect of
     the Provision of Guarantee by the Company for the
     Domestic and Offshore Financing for the Overseas
     Acquisition                                         Management  For           Voted - For
7    To Consider and Approve the Proposal in Respect of
     the Proposed Appointment of Mr. Yuan Honglin As A
     Non-executive Director and to Determine His
     Remuneration                                        Management  For           Voted - For
Meeting Date: 09-May-14    Meeting Type: Annual General Meeting
     Please Note That the Company Notice and Proxy Form
     are Available by Clicking-on the Url Links:-
     Http://www.hkexnews.hk/listedco/listconews/seh
     K/2014/0324/ltn20140324091.pdf-and-
     Http://www.hkexnews.hk/listedco/listconews/seh
     K/2014/0324/ltn20140324089.pdf                      Non-Voting                Non-Voting
1    To Receive and Consider the Financial Report of the
     Company for the Year 2013                           Management  For           Voted - For
2    To Receive and Consider the Financial Statements of
     the Company for the Year 2013                       Management  For           Voted - For
3    To Consider and Approve the Budget Report of the
     Company for the Year 2014                           Management  For           Voted - For
4    To Consider and Approve the Profit Distribution
     Plan of the Company for the Year 2013               Management  For           Voted - For
5    To Receive and Consider the Report of the Board for
     the Year 2013                                       Management  For           Voted - For


73




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
6   To Receive and Consider the Report of the
    Supervisory Committee of the Company for the Year
    2013                                                Management  For           Voted - For
7   To Receive and Consider the Annual Report of the
    Company for the Year 2013 and Its Summary           Management  For           Voted - For
8   To Consider and Approve the Re-appointment of the
    External Auditors of the Company for the Year 2014
    and to Authorise the Board to Determine Its
    Remuneration                                        Management  For           Voted - For
9   To Consider and Approve the Proposed Renewal of
    Liability Insurance for the Directors, Supervisors
    and Senior Management of the Company                Management  For           Voted - For
10  To Consider and Approve the Authorisation to the
    Board to Deal with All Matters in Relation to the
    Company's Distribution of Interim Dividend and
    Quarterly Dividend for the Year 2014 in Its
    Absolute Discretion                                 Management  For           Voted - For
11  To Consider and Approve the Proposed Amendments to
    the Articles of Association                         Management  For           Voted - For
12  To Consider and Approve the Proposed Amendments to
    the Rules for Shareholders' General Meetings        Management  For           Voted - For
13  To Consider and Approve the Authorisation to the
    Board to Determine the Remuneration of Yuan
    Honglin, A Director                                 Management  For           Voted - For
14  To Consider and Approve the Grant of A General
    Mandate to the Board to Allot and Issue H Shares
    and A Shares                                        Management  For           Voted - Against
15  To Consider and Approve the Proposed Extension of
    the Validity Period of the Shareholders'
    Authorisation to the Board to Issue Debt Financing
    Notes                                               Management  For           Voted - For
CHINA NATIONAL BUILDING MATERIAL COMPANY LTD
CUSIP: Y15045100
Meeting Date: 17-Jan-14 Meeting Type: Extraordinary General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/1202/ltn201312021307.pdf-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/1202/ltn201312021267.pdf                     Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
1   To Consider and Approve the Proposed Amendments to
    the Articles of Association of the Company As Set
    Out in Appendix I of the Circular and to Authorize
    the Board to Deal with on Behalf of the Company the
    Relevant Application, Approval, Registration,


74




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Filing Procedures and Other Related Issues Arising
    from the Amendments to the Articles of Association  Management  For           Voted - For
2   To Consider and Approve the Adoption of the
    Proposed Rules of Procedure for Shareholders'
    General Meeting As Set Out in Appendix II of the
    Circular                                            Management  For           Voted - For
3   To Consider and Approve the Adoption of the
    Proposed Rules of Procedure for Board Meetings As
    Set Out in Appendix III of the Circular             Management  For           Voted - For
4   To Consider and Approve the Adoption of the
    Proposed Rules of Procedure for Supervisory
    Committee Meetings As Set Out in Appendix IV of the
    Circular                                            Management  For           Voted - For
Meeting Date: 23-May-14 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0403/ltn20140403696.pdf-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0403/ltn20140403761.pdf                      Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
1   To Consider and Approve the Report of the Board of
    Directors (the "board") of the Company for the Year
    Ended 31 December 2013                              Management  For           Voted - For
2   To Consider and Approve the Report of the
    Supervisory Committee of the Company for the Year
    Ended 31 December 2013                              Management  For           Voted - For
3   To Consider and Approve the Report of the Auditors
    and Audited Financial Statements of the Company for
    the Year Ended 31 December 2013                     Management  For           Voted - For
4   To Consider and Approve the Proposed Profit
    Distribution Plan and the Final Dividend
    Distribution Plan of the Company for the Year Ended
    31 December 2013 and to Authorise the Board to
    Distribute Such Final Dividend to the Shareholders
    of the Company                                      Management  For           Voted - For
5   To Consider and Approve the Authorisation of the
    Board to Deal with All Matters in Relation to the
    Company's Distribution of Interim Dividend for the
    Year 2014 in Its Absolute Discretion (including,
    But Not Limited To, Determining Whether to
    Distribute Interim Dividend for the Year 2014)      Management  For           Voted - For
6   To Consider and Approve the Continuation of
    Appointment of Baker Tilly China Certified Public
    Accountants As the Domestic Auditor of the Company
    and Baker Tilly Hong Kong Limited As the
    International Auditor of the Company, to Hold
    Office Until the Conclusion of the Next Annual
    General Meeting of the Company and to Authorise the
    Board to Determine Their Remuneration               Management  For           Voted - For


75




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
7   To Give A General Mandate to the Board to Allot,
    Issue and Deal with Additional Domestic Shares Not
    Exceeding 20% of the Domestic Shares in Issue and
    Additional H Shares Not Exceeding 20% of the H
    Shares in Issue and Authorise the Board to Make
    Corresponding Amendments to the Articles of
    Association of the Company As It Thinks Fit So As
    to Reflect the New Share Capital Structure Upon the
    Allotment Or Issuance of Shares                     Management  For           Voted - Against
8   To Consider and Approve the Company's Issuance of
    Debt Financing Instruments in Batches Within the
    Limit of Issuance Permitted Under Relevant Laws and
    Regulations As Well As Other Regulatory Documents   Management  For           Voted - Abstain
CHINA NATIONAL MATERIALS CO LTD
CUSIP: Y15048104
Meeting Date: 23-May-14 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking O-n the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0407/ltn-20140407313.pdf and
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0407/-ltn20140407305.pdf                     Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
1   To Consider And, If Thought Fit, to Approve the
    Report of the Board of Directors of the Company for
    the Year Ended 31 December 2013                     Management  For           Voted - For
2   To Consider And, If Thought Fit, to Approve the
    Report of the Supervisory Committee of the Company
    for the Year Ended 31 December 2013                 Management  For           Voted - For
3   To Consider And, If Thought Fit, to Approve the
    Audited Financial Statements of the Company for the
    Year Ended 31 December 2013                         Management  For           Voted - For
4   To Consider And, If Thought Fit, to Approve the
    Profit Distribution Proposal of the Company,
    Namely, the Proposal for Distribution of A Final
    Dividend of Rmb0.02 Per Share (tax Inclusive) in an
    Aggregate Amount of Approximately Rmb71.43 Million
    for the Year Ended 31 December 2013, and to
    Authorise the Chairman of the Board of Directors of
    the Company to Implement the Aforesaid Distribution Management  For           Voted - For
5   To Consider And, If Thought Fit, to Approve the
    Re-appointment of Shinewing (hk) Cpa Limited and
    Shinewing Certified Public Accountant LLP, As the
    International and Domestic Auditors of the Company,
    Respectively for the Year 2014, the Term of Such
    Re-appointment Shall Continue Until the Next Annual
    General Meeting of the Company, and to Authorize


76




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    the Audit Committee of the Board of Directors of
    the Company to Determine Their Remuneration          Management  For           Voted - For
6   To Consider And, If Thought Fit, to Approve A
    General Mandate to the Board of Directors of the
    Company (the "board") to Issue, Allot and Deal with
    (1) Additional Unlisted Shares Not Exceeding 20% of
    the Unlisted Shares in Issue; and (2) Additional H
    Shares Not Exceeding 20% of the H Shares in Issue,
    and to Authorise the Board to Make Such
    Corresponding Amendments to the Articles of
    Association of the Company As It Think Fit So As to
    Reflect the New Capital Structure Upon the
    Allotment and Issue of the Shares                    Management  For           Voted - Against
7   To Consider And, If Thought Fit, to Approve: "that
    (a) the Company be and is Hereby Authorized to
    Issue the Ultra-short-term Financing Bonds in the
    Principal Amount of Not More Than Rmb8,000,000,000
    (the "ultra- Short-term Financing Bonds"); (b) in
    Accordance with the Applicable Laws and Regulations
    and Then Market Conditions, Any Executive Director
    of the Company be and is Hereby, Generally and
    Unconditionally Authorised, Within the Issue Plan,
    to Decide and Deal with the Matters in Connection
    with the Issuances of the Ultra-short-term
    Financing Bonds Under the Principle of Acting in
    the Best Interest of the Company                     Management  For           Voted - For
CHINA OIL AND GAS GROUP LTD
CUSIP: G2155W101
Meeting Date: 29-May-14 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting       Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0416/ltn201404161041.pdf-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0416/ltn201404161033.pdf                      Non-Voting                Non-Voting
1   To Receive and Consider the Audited Financial
    Statements and the Reports of the Directors and
    Auditor for the Year Ended 31 December 2013          Management  For           Voted - For
2.a To Re-elect Mr. Xu Tie-liang As Director             Management  For           Voted - For
2.b To Re-elect Mr. Zhu Yuan As Director                 Management  For           Voted - For
2.c To Re-elect Mr. Li Yunlong As Director               Management  For           Voted - For
2.d To Authorise the Directors to Fix Their Remuneration Management  For           Voted - For
3   To Re-appoint PricewaterhouseCoopers As Auditor and
    to Authorise the Directors to Fix Its Remuneration   Management  For           Voted - For
4   To Grant A General Mandate to the Directors to
    Issue New Shares in the Company                      Management  For           Voted - Against
                                                         77





                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
5   To Grant A General Mandate to the Directors to
    Repurchase Shares of the Company                    Management  For           Voted - For
6   To Extend the General Mandate to Issue New Shares
    by Adding the Number of Shares Repurchased          Management  For           Voted - Against
7   To Declare A Final Dividend for the Year Ended 31
    December 2013                                       Management  For           Voted - For
8   To Approve the Share Premium Reduction              Management  For           Voted - For
CHINA RAILWAY CONSTRUCTION CORPORATION LTD
CUSIP: Y1508P110
Meeting Date: 18-Jun-14 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0428/ltn20140428734.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0428/ltn20140428824.pdf                      Non-Voting                Non-Voting
1   To Consider and Approve the Report of the Board of
    Directors of the Company for the Year Ended 31
    December 2013. (please Refer to the "report of
    Directors" in the 2013 Annual Report of the
    Company.)                                           Management  For           Voted - For
2   To Consider and Approve the Report of the
    Supervisory Committee of the Company for the Year
    Ended 31 December 2013. (please Refer to the
    Circular of the Company Dated 29 April 2014 for
    Details.)                                           Management  For           Voted - For
3   To Consider and Approve the Audited Financial
    Statements of the Company for the Year Ended 31
    December 2013. (please Refer to the Audited
    Financial Statements in the 2013 Annual Report of
    the Company.)                                       Management  For           Voted - For
4   To Consider and Approve the Profits Distribution
    Plan of the Company for the Year Ended 31 December
    2013. (please Refer to the Circular of the Company
    Dated 29 April 2014 for Details.)                   Management  For           Voted - For
5   To Consider and Approve the Annual Report of the
    Company for the Year Ended 31 December 2013 and Its
    Summary                                             Management  For           Voted - For
6   To Consider and Approve the Determination of the
    Cap for Guarantees for Wholly-owned Subsidiaries of
    the Company for 2014. (please Refer to the Circular
    of the Company Dated 29 April 2014 for Details.)    Management  For           Voted - For
7   To Consider and Approve the Appointment of External
    Auditors for 2014 and Payment of 2013 Auditing
    Service Fee. (please Refer to the Circular of the
    Company Dated 29 April 2014 for Details.)           Management  For           Voted - For
8   To Consider and Approve the Appointment of Internal
    Control Auditors for 2014 and Payment of 2013
                                                        78





    CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Auditing Service Fee. (please Refer to the Circular
    of the Company Dated 29 April 2014 for Details.)    Management  For           Voted - For
9   To Consider and Approve the Directors' Remuneration
    Packages for 2013. (please Refer to the "notes to
    Financial Statements" in the 2013 Annual Report of
    the Company for Details.)                           Management  For           Voted - For
10  To Consider and Approve the Change of Performance
    of Undertakings by Controlling Shareholder in
    Respect of Self-owned Buildings and Land Use
    Rights. (please Refer to the Circular of the
    Company Dated 29 April 2014 for Details.)           Management  For           Voted - For
11  To Consider and Approve the Grant of General
    Mandate to the Board of Directors to Issue New H
    Shares of the Company: "that Subject to Paragraphs
    (i), (ii) and (iii) Below, the Board of Directors
    be and is Hereby Granted, During the Relevant
    Period (as Hereafter Defined), an Unconditional
    General Mandate to Issue, Allot And/or Deal with
    Additional H Shares, and to Make Or Grant Offers,
    Agreements Or Options in Respect Thereof: (i) Such
    Mandate Shall Not Extend Beyond the Relevant Period
    Save That the Board of Directors May During the
    Relevant Period Make Or Grant Offers, Agreements Or
    Options Which Might Require the Exercise of Such
    Powers at Or After the End of the Relevant Period;
    Contd                                               Management  For           Voted - Against
    Contd (ii) the Aggregate Nominal Amount of the H
    Shares to be Issued,- Allotted And/or Dealt with Or
    Agreed Conditionally Or Unconditionally to
    Be-issued, Allotted And/or Dealt with by the Board
    of Directors Shall Not Exceed-20% of the Aggregate
    Nominal Amount of Its Existing H Shares at the Date
    Of-the Passing of This Special Resolution; and
    (iii) the Board of Directors Will-only Exercise Its
    Power Under Such Mandate in Accordance with the
    Company Law- and Hong Kong Listing Rules (as
    Amended from Time to Time) Or Applicable-laws,
    Rules and Regulations of Any Other Government Or
    Regulatory Bodies And-only If All Necessary
    Approvals from Csrc And/or Other Relevant Prc Contd Non-Voting                Non-Voting
    Contd Government Authorities are Obtained. for the
    Purpose of This Special-resolution, "relevant
    Period" Means the Period from the Passing of
    This-special Resolution at the Agm Until the
    Earliest Of: (i) the Conclusion Of-the Next Annual
    General Meeting of the Company Following the
    Passing of This-special                             Non-Voting                Non-Voting
    Resolution; Or (ii) the Expiration of the 12-month
    Period Following-the Passing of This Special
    Resolution; Or (iii) the Date on Which The-
    Authority Granted to the Board of Directors Set Out
    in This Special- Resolution is Revoked Or Varied by
    A Special Resolution of the Shareholders-of the
    Company in Any General Meeting. Contingent on the


79




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Board of Directors-resolving to Issue H Shares
    Pursuant to Paragraph Contd                                                   Non-Voting
    Contd (1) of This Special Resolution, the Board of
    Directors is Authorized To-increase the Registered
    Capital of the Company to Reflect the Number of
    H-shares to be Issued by the Company Pursuant to
    Paragraph (1) of This Special-resolution and to
    Make Such Appropriate and Necessary Amendments to
    The- Articles of Association of the Company As They
    Think Fit to Reflect Such-increase in the
    Registered Capital of the Company and to Take Any
    Other-action and Complete Any Formality Required to
    Effect the Issuance of H Shares-pursuant to
    Paragraph (1) of This Special Resolution and the
    Increase in The- Registered Capital of the Company  Non-Voting                Non-Voting
CHINA RAILWAY GROUP LTD
CUSIP: Y1509D116
Meeting Date: 26-Jun-14 Meeting Type: Annual General Meeting
    Please Note That This is an Amendment to Meeting Id
    333378 Due to Addition Of-resolution No.11.i and
    11.ii. All Votes Received on the Previous Meeting
    Will-be Disregarded and You Will Need to Reinstruct
    on This Meeting Notice. Thank Y-ou.                 Non-Voting                Non-Voting
    Please Note That the Company Notices and Proxy
    Forms are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0508/ltn20140508974.pdf-,
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0610/ltn20140610189.-pdf And-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0508/ltn20140508941.p-df ,
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0610/ltn20140610197.-pdf                     Non-Voting                Non-Voting
1   To Consider and Approve the Report of the Board of
    Directors of the Company for the Year Ended 31
    December 2013                                       Management  For           Voted - For
2   To Consider and Approve the Report of the
    Supervisory Committee of the Company for the Year
    Ended 31 December 2013                              Management  For           Voted - For
3   To Consider and Approve the Audited Consolidated
    Financial Statements of the Company for the Year
    Ended 31 December 2013                              Management  For           Voted - For
4   To Consider and Approve the Work Report of
    Independent Directors of the Company for the Year
    Ended 31 December 2013                              Management  For           Voted - For
5   To Consider and Approve the Profit Distribution
    Plan of the Company for the Year Ended 31 December
    2013                                                Management  For           Voted - For
6   To Consider and Approve the Resolution in Relation
    to the Appointment of the Auditors for 2014,


80




      CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Re-appointment of Deloitte Touche Tohmatsu As the
      Company's International Auditors and Deloitte
      Touche Tohmatsu Cpa LLP As the Company's Domestic
      Auditors for A Term Ending at the Next Annual
      General Meeting of the Company, the Aggregate
      Remuneration Shall be Rmb43 Million                 Management  For           Voted - For
7     To Consider and Approve the Resolution in Relation
      to the Appointment of Internal Control Auditors for
      2014, Re-appointment of Deloitte Touche Tohmatsu
      Cpa LLP As the Internal Control Auditors of the
      Company for 2014, the Remuneration Shall be Rmb2.51
      Million                                             Management  For           Voted - For
8     To Consider and Approve the Provision of Total
      Amount of External Guarantee by the Company and
      Various Subsidiaries of the Company As Set Out in
      the Section Headed "letter from the Board - 4.
      Proposed Provision of Guarantee" in the Circular of
      the Company Dated 9 May 2014                        Management  For           Voted - Abstain
9.i   To Consider and Approve the Proposal of the
      Composition Plan of the Third Session of the Board
      of Directors of the Company, Namely: Re-election of
      Mr. Li Changjin As Executive Director of the
      Company for A Term of Three Years Commencing
      Immediately After the Conclusion of the Agm Until
      the Expiry of the Term of the Third Session of the
      Board of Directors of the Company                   Management  For           Voted - For
9.ii  To Consider and Approve the Proposal of the
      Composition Plan of the Third Session of the Board
      of Directors of the Company, Namely: Re-election of
      Mr. Yao Guiqing As Executive Director of the
      Company for A Term of Three Years Commencing
      Immediately After the Conclusion of the Agm Until
      the Expiry of the Term of the Third Session of the
      Board of Directors of the Company                   Management  For           Voted - For
9.iii To Consider and Approve the Proposal of the
      Composition Plan of the Third Session of the Board
      of Directors of the Company, Namely: Election of
      Mr. Dai Hegen As Executive Director of the Company
      for A Term of Three Years Commencing Immediately
      After the Conclusion of the Agm Until the Expiry of
      the Term of the Third Session of the Board of
      Directors of the Company                            Management  For           Voted - For
9.iv  To Consider and Approve the Proposal of the
      Composition Plan of the Third Session of the Board
      of Directors of the Company, Namely: Election of
      Mr. Guo Peizhang As Independent Non-executive
      Director of the Company for A Term of Three Years
      Commencing Immediately After the Conclusion of the
      Agm Until the Expiry of the Term of the Third
      Session of the Board of Directors of the Company    Management  For           Voted - For
9.v   To Consider and Approve the Proposal of the
      Composition Plan of the Third Session of the Board
      of Directors of the Company, Namely: Election of
      Mr. Wen Baoman As Independent Non-executive
                                                          81





                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
     Director of the Company for A Term of Three Years
     Commencing Immediately After the Conclusion of the
     Agm Until the Expiry of the Term of the Third
     Session of the Board of Directors of the Company     Management  For           Voted - For
9.vi To Consider and Approve the Proposal of the
     Composition Plan of the Third Session of the Board
     of Directors of the Company, Namely: Election of
     Mr. Zheng Qingzhi As Independent Non-executive
     Director of the Company for A Term of Three Years
     Commencing Immediately After the Conclusion of the
     Agm Until the Expiry of the Term of the Third
     Session of the Board of Directors of the Company     Management  For           Voted - For
9.vii To Consider and Approve the Proposal of the
     Composition Plan of the Third Session of the Board
     of Directors of the Company, Namely: Election of
     Dr. Ngai Wai Fung As Independent Non-executive
     Director of the Company for A Term of Three Years
     Commencing Immediately After the Conclusion of the
     Agm Until the Expiry of the Term of the Third
     Session of the Board of Directors of the Company     Management  For           Voted - For
10   To Consider and Approve the Proposed Amendments to
     the Articles of Association of the Company As Set
     Out in Appendix II to the Circular of the Company
     Dated 9 May 2014                                     Management  For           Voted - For
11.i To Consider and Approve the Proposed Appointment of
     Shareholder Representative Supervisors of the Third
     Session of the Supervisor Committee, Namely:
     Election of Mr. Liu Chengjun As A Shareholder
     Representative                                       Management  For           Voted - Against
     Supervisor of the Company for A Term of Three Years
     Commencing Immediately After the Conclusion of the
     Agm Until the Expiry of the Term of the Third
     Session of the Supervisory Committee of the Company                            Non-Voting
11.ii To Consider and Approve the Proposed Appointment of
     Shareholder Representative Supervisors of the Third
     Session of the Supervisor Committee, Namely:
     Re-election of Mr. Chen Wenxin As A Shareholder
     Representative Supervisor of the Company for A Term
     of Three Years Commencing Immediately After the
     Conclusion of the Agm Until the Expiry of the Term
     of the Third Session of the Supervisory Committee
     of the Company                                       Management  For           Voted - Against
CHINA RESOURCES CEMENT HOLDINGS LTD
CUSIP: G2113L106
Meeting Date: 09-May-14 Meeting Type: Annual General Meeting
     Please Note That Shareholders are Allowed to Vote
     'in Favor' Or 'against' For-all Resolutions,
     Abstain is Not A Voting Option on This Meeting       Non-Voting                Non-Voting
     Please Note That the Company Notice and Proxy Form
     are Available by Clicking-on the Url Links:-
                                                          82





                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0319/ltn20140319300.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0319/ltn20140319288.pdf                      Non-Voting                Non-Voting
1   To Receive and Consider the Audited Financial
    Statements, the Report of the Directors and the
    Independent Auditor's Report for the Year Ended 31
    December 2013                                       Management  For           Voted - For
2   To Declare A Final Dividend of Hkd 0.07 Per Share
    for the Year Ended 31 December 2013                 Management  For           Voted - For
3.1 To Re-elect Mr. Zhou Longshan As Director           Management  For           Voted - Against
3.2 To Re-elect Mr. Pan Yonghong As Director            Management  For           Voted - Against
3.3 To Re-elect Mr. Lau Chung Kwok Robert As Director   Management  For           Voted - Against
3.4 To Re-elect Madam Zeng Xuemin As Director           Management  For           Voted - For
3.5 To Authorise the Board of Directors to Fix the
    Remuneration of the Directors of the Company        Management  For           Voted - For
4   To Re-appoint Messrs. Deloitte Touche Tohmatsu As
    Auditor and to Authorise the Board of Directors to
    Fix Their Remuneration                              Management  For           Voted - For
5   To Give A General Mandate to the Directors to
    Repurchase Shares of the Company                    Management  For           Voted - For
6   To Give A General Mandate to the Directors to Issue
    Additional Shares of the Company                    Management  For           Voted - Against
7   To Extend the General Mandate to be Given to the
    Directors to Issue New Shares                       Management  For           Voted - Against
CHINA RESOURCES ENTERPRISE LTD, HONG KONG
CUSIP: Y15037107
Meeting Date: 30-May-14 Meeting Type: Annual General Meeting
    Please Note in the Hong Kong Market That A Vote of
    "abstain" Will be Treated-the Same As A "take No
    Action" Vote.                                       Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0424/ltn20140424619.pdf-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0424/ltn20140424538.pdf                      Non-Voting                Non-Voting
1   To Receive and Consider the Audited Financial
    Statements and the Directors' Report and the
    Independent Auditor's Report for the Year Ended 31
    December 2013                                       Management  For           Voted - For
2   To Declare A Final Dividend of Hkd 0.14 Per Share
    for the Year Ended 31 December 2013                 Management  For           Voted - For
3.1 To Re-elect Mr. Houang Tai Ninh As Director         Management  For           Voted - For
3.2 To Re-elect Dr. Li Ka Cheung, Eric As Director      Management  For           Voted - For
3.3 To Re-elect Dr. Cheng Mo Chi As Director            Management  For           Voted - Against
3.4 To Re-elect Mr. Bernard Charnwut Chan As Director   Management  For           Voted - For
3.5 To Re-elect Mr. Siu Kwing Chue, Gordon As Director  Management  For           Voted - For


83

CSI CHINA FIVE YEAR PLAN ETF




PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
3.6 To Fix the Fees for All Directors                    Management  For           Voted - For
4   To Re-appoint Messrs. PricewaterhouseCoopers As
    Auditor and to Authorise the Directors to Fix Their
    Remuneration                                         Management  For           Voted - For
5   Ordinary Resolution in Item No.5 of the Notice of
    Annual General Meeting. (to Give A General Mandate
    to the Directors to Buy Back Shares of the Company)  Management  For           Voted - For
6   Ordinary Resolution in Item No.6 of the Notice of
    Annual General Meeting. (to Give A General Mandate
    to the Directors to Issue New Shares of the Company) Management  For           Voted - Against
7   Ordinary Resolution in Item No.7 of the Notice of
    Annual General Meeting. (to Extend the General
    Mandate to be Given to the Directors to Issue
    Shares)                                              Management  For           Voted - Against
CHINA RESOURCES GAS GROUP LTD
CUSIP: G2113B108
Meeting Date: 30-May-14 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting       Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0424/ltn20140424441.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0424/ltn20140424510.pdf                       Non-Voting                Non-Voting
1   To Receive and Consider the Audited Consolidated
    Financial Statements and the Directors' Report and
    the Independent Auditor's Report for the Year Ended
    31 December 2013                                     Management  For           Voted - For
2   To Declare A Final Dividend of 20 Hk Cents Per
    Share for the Year Ended 31 December 2013            Management  For           Voted - For
3.1 To Re-elect Mr. Ge Bin As Director                   Management  For           Voted - Against
3.2 To Re-elect Mr. Shi Shanbo As Director               Management  For           Voted - Against
3.3 To Re-elect Mr. Wei Bin As Director                  Management  For           Voted - Against
3.4 To Re-elect Mr. Wong Tak Shing As Director           Management  For           Voted - Against
3.5 To Re-elect Mr. Qin Chaokui As Director              Management  For           Voted - For
3.6 To Authorise the Board of Directors to Fix the
    Remuneration of the Directors                        Management  For           Voted - For
4   To Re-appoint Messrs. Deloitte Touche Tohmatsu,
    Certified Public Accountants, As Auditor and to
    Authorise the Board of Directors to Fix the
    Auditor's Remuneration                               Management  For           Voted - For
5.A To Give A General Mandate to the Directors to
    Allot, Issue and Deal with Additional Shares of the
    Company Not Exceeding 20 Per Cent. of the Existing
    Issued Share Capital of the Company (the "general
    Mandate")                                            Management  For           Voted - Against


84




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
5.B To Give A General Mandate to the Directors to
    Repurchase Shares of the Company Not Exceeding 10
    Per Cent. of the Existing Issued Share Capital of
    the Company (the "repurchase Mandate")              Management  For           Voted - For
5.C To Issue Under the General Mandate an Additional
    Number of Shares Representing the Number of Shares
    Repurchased Under the Repurchase Mandate            Management  For           Voted - Against
CHINA RONGSHENG HEAVY INDUSTRIES GROUP HOLDINGS LT
CUSIP: G21187102
Meeting Date: 25-Mar-14 Meeting Type: Extraordinary General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0307/ltn20140307930.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0307/ltn20140307932.pdf                      Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-resolution 1, Abstain
    is Not A Voting Option on This Meeting.             Non-Voting                Non-Voting
1   To Approve the Creation and Issue of Seven Percent
    Convertible Bonds Due 2016 in the Aggregate
    Principal Amount of Hkd 1,000,000,000 by the
    Company (the ''convertible Bonds'') and the
    Allotment and Issue of New Shares Upon the Exercise
    of Conversion Rights Attached to the Convertible
    Bonds                                               Management  For           Voted - For
Meeting Date: 21-May-14 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0415/ltn20140415966.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0415/ltn20140415939.pdf                      Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
1   To Receive and Adopt the Audited Consolidated
    Financial Statements and the Reports of the
    Directors and the Auditor for the Year Ended 31
    December 2013                                       Management  For           Voted - For
2.a To Re-elect Ms. Zhu Wen Hua As A Director of the
    Company                                             Management  For           Voted - For
2.b To Re-elect Mr. Hu Wei Ping As A Director of the
    Company                                             Management  For           Voted - Against
2.c To Re-elect Mr. Wang Jin Lian As A Director of the
    Company                                             Management  For           Voted - For


85




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
3   To Authorise the Board of Directors of the Company
    to Fix the Remuneration of All Directors            Management  For           Voted - For
4   To Re-appoint PricewaterhouseCoopers As Auditor of
    the Company and to Authorise the Board of Directors
    of the Company to Fix Its Remuneration              Management  For           Voted - For
5.A To Grant A General Mandate to the Board of
    Directors of the Company to Allot, Issue and Deal
    with Additional Shares of the Company Not Exceeding
    20% of the Issued Share Capital of the Company As
    at the Date of Passing of This Resolution           Management  For           Voted - Against
5.B To Grant A General Mandate to the Board of
    Directors of the Company to Repurchase Shares of
    the Company Not Exceeding 10% of the Issued Share
    Capital of the Company As at the Date of Passing of
    This Resolution                                     Management  For           Voted - For
5.C To Extend, Conditional Upon the Above Resolution
    Nos. 5a and 5b Being Duly Passed, the General
    Mandate to Allot Shares of the Company by Adding
    the Aggregate Nominal Amount of the Repurchased
    Shares to the General Mandate                       Management  For           Voted - Against
Meeting Date: 16-Jun-14 Meeting Type: Extraordinary General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0528/ltn20140528650.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0528/ltn20140528643.pdf                      Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
1   To Approve the Creation and Issue of Seven Per Cent
    Convertible Bonds Due 2016 in the Aggregate
    Principal Amount of Hkd 1,000,000,000 by the
    Company (the ''first Convertible Bonds'') and the
    Allotment and Issue of New Shares Upon the Exercise
    of Conversion Rights Attached to the First
    Convertible Bonds                                   Management  For           Voted - For
2   To Approve the Creation and Issue of Seven Per Cent
    Convertible Bonds Due 2016 in the Aggregate
    Principal Amount of Hkd 1,000,000,000 by the
    Company (the ''second Convertible Bonds'') and the
    Allotment and Issue of New Shares Upon the Exercise
    of Conversion Rights Attached to the Second
    Convertible Bonds                                   Management  For           Voted - For


86

CSI CHINA FIVE YEAR PLAN ETF




PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
CHINA SHANSHUI CEMENT GROUP LTD
CUSIP: G2116M101
Meeting Date: 16-May-14 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0410/ltn20140410507.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0410/ltn20140410419.pdf                      Non-Voting                Non-Voting
1   To Receive and Adopt the Audited Consolidated
    Financial Statements of the Company and Its
    Subsidiaries and the Reports of the Directors and
    Auditors for the Year Ended 31 December 2013        Management  For           Voted - For
2   To Declare A Final Dividend for the Year Ended 31
    December 2013                                       Management  For           Voted - For
3.1 To Re-elect Mr. Zhang Caikui As A Director and to
    Authorise the Board of Directors of the Company to
    Fix the Director's Remuneration                     Management  For           Voted - For
3.2 To Re-elect Mr. Li Cheung Hung As A Director and to
    Authorise the Board of Directors of the Company to
    Fix the Director's Remuneration                     Management  For           Voted - For
3.3 To Re-elect Mr. Hou Huailiang As A Director and to
    Authorise the Board of Directors of the Company to
    Fix the Director's Remuneration                     Management  For           Voted - For
3.4 To Appoint Ms. Wu Xiaoyun As A New Director and to
    Authorise the Board of Directors of the Company to
    Fix the Director's Remuneration                     Management  For           Voted - For
4   To Re-appoint KPMG As Auditors of the Company and
    to Authorise the Board of Directors to Fix Their
    Remuneration                                        Management  For           Voted - For
5.1 To Grant A General and Unconditional Mandate to the
    Board of Directors to Issue Shares of the Company   Management  For           Voted - Against
5.2 To Grant A General and Unconditional Mandate to the
    Board of Directors to Repurchase the Company's
    Shares                                              Management  For           Voted - For
5.3 To Extend the General Mandate Granted to the Board
    of Directors Pursuant to Resolution No. 5(1) to
    Cover the Shares Repurchased by the Company
    Pursuant to Resolution No. 5(2)                     Management  For           Voted - Against
6.1 To Amend the Memorandum of Association of the
    Company in the Manner As Proposed in the Notice of
    the Agm Dated 10 April 2014 ("agm Notice")          Management  For           Voted - For
6.2 To Amend the Articles of Association of the Company
    in the Manner As Proposed in the Agm Notice:
    Article 20.6, 20.7, 20.8                            Management  For           Voted - For
6.3 To Approve the Adoption of A New Set of Memorandum
    and Articles of the Company, Which Consolidates All


87




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    of the Proposed Amendments Set Out in the Agm
    Notice, As the Amended and Restated Memorandum and
    Articles of the Company in Substitution for and to
    the Exclusion of the Existing Memorandum and
    Articles of Association of the Company              Management  For           Voted - For
CHINA SHIPPING CONTAINER LINES CO LTD
CUSIP: Y1513C104
Meeting Date: 12-Dec-13 Meeting Type: Extraordinary General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/1025/ltn20131025754.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/1025/ltn20131025746.pdf                        Non-Voting                Non-Voting
1   To Approve the Share Purchase Agreement and the
    Transactions Contemplated Thereunder                Management  For           Voted - For
2   To Authorize the Board of Directors of the Company
    to Approve the Provision of Guarantees to
    Wholly-owned Subsidiaries of the Company in the
    Amount Not Exceeding Usd1,000,000,000 Or Its
    Equivalent in Rmb During the Period of One Year
    from the Passing of This Resolution                 Management  For           Voted - For
Meeting Date: 26-Jun-14 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0429/ltn20140429370.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0429/ltn20140429431.pdf                      Non-Voting                Non-Voting
1   To Consider and Approve the Report of the Board of
    the Company for the Year Ended 31 December 2013     Management  For           Voted - For
2   To Consider and Approve the Work Report of
    Independent Non-executive Directors for the Year
    Ended 31 December 2013                              Management  For           Voted - For
3   To Consider and Approve the Report of the
    Supervisory Committee of the Company for the Year
    Ended 31 December 2013                              Management  For           Voted - For
4   To Consider and Approve the Audited Financial
    Statements and the Auditors' Report of the Company
    and Its Subsidiaries for the Year Ended 31 December
    2013                                                Management  For           Voted - For
5   To Consider and Approve the Annual Report of the
    Company Prepared in Accordance with Requirements of
    the Jurisdiction Where Its Shares are Listed for
    the Year Ended 31 December 2013                     Management  For           Voted - For
6   To Consider and Approve the Proposed Profit
    Distribution Plan of the Company for the Year Ended
    31 December 2013                                    Management  For           Voted - For


88




    CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
7.a To Consider and Approve the Appointment of Mr. Liu
    Xihan As A Non- Executive Director of the Company   Management  For           Voted - For
7.b To Consider and Approve the Appointment of Mr. Yu
    Zenggang As A Non-executive Director of the Company Management  For           Voted - For
8   To Consider and Determine the Remuneration of the
    Directors and the Supervisors of the Board for the
    Year 2014                                           Management  For           Voted - For
9.a To Re-appoint Baker Tilly China Certified Public
    Accountants As the Company's Prc Auditor for the
    Year of 2014, and to Authorise the Audit Committee
    of the Board to Determine Its Remuneration          Management  For           Voted - For
9.b To Re-appoint Baker Tilly China Certified Public
    Accountants As the Company's Internal Control
    Auditor for the Year of 2014, and to Authorise the
    Audit Committee of the Board to Determine Its
    Remuneration                                        Management  For           Voted - For
9.c To Re-appoint Ernst & Young, Hong Kong Certified
    Public Accountants As the Company's International
    Auditor for the Year of 2014, and to Authorise the
    Audit Committee of the Board to Determine Its
    Remuneration                                        Management  For           Voted - For
10  To Consider and Approve the Proposed Amendments     Management  For           Voted - For
    20 May 2014: Please Note That According to the
    Company's Notice and Proxy Form-of the Agm,
    Shareholders May Cast 'abstain' Vote to the
    Resolutions Set Out T-hereon (except Resolutions
    7(a) + 7(b)). in Addition, the Method of
    Accumulati- Ve Poll Shall be Adopted for the
    Election of Directors Under Resolutions 7(a)-and
    7(b), According to Which the Numbers of Votes
    Entitled for Each Share Held-by Shareholders Shall
    Equal the Number of Proposed Non-executive
    Directors Of-the Company, and the Numbers of Votes
    of Shareholders Can be Concentrated In-use. for
    Example, If 2 Directors Will be Elected (i.e.
    Ordinary Resolution No.- 7(a) and 7(b) As Stated in
    the Notice of Agm) and A Shareholder Holds 1 Milli-
    on Shares, the Aggregate Number of His Votes Will
    be 2 Million (i.e. 1 Million-shares X 2 Equal to 2
    Million Voting Shares) for Ordinary Resolution No.
    7(a)-and 7(b). He May Choose to Cast the 2 Million
    Votes Equally Amongst the 2 Can-didates, Or to Cast
    All His Votes on A Single/several Candidate(s).     Non-Voting                Non-Voting
    20 May 2014: Please Note That This is A Revision
    Due to Addition of Comment. I-f You Have Already
    Sent in Your Votes, Please Do Not Vote Again Unless
    You Dec-ide to Amend Your Original Instructions.
    Thank You.                                          Non-Voting                Non-Voting
                                                        89


CSI CHINA FIVE YEAR PLAN ETF




PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
CHINA SHIPPING DEVELOPMENT CO LTD
CUSIP: Y1503Y108
Meeting Date: 31-Mar-14 Meeting Type: Extraordinary General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0211/ltn20140211037.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0211/ltn20140211045.pdf                      Non-Voting                Non-Voting
1   To Approve the Appointment of Mr. Ruan Yongping As
    an Independent Non-executive Director of the
    Company and the Terms of His Appointment, Details
    of Which are Set Out in the Circular of the Company
    Dated 11 February 2014                              Management  For           Voted - For
2   To Approve and Confirm the Guarantee ("guarantee")
    to be Provided by the Company for the Benefit of
    Csd Hk, A Direct Wholly-owned Subsidiary of the
    Company, of Not More Than Usd 500,000,000, to
    Guarantee Csd Hk's Repayment Obligations for
    Offshore Bank Loans, and the Transactions
    Contemplated Thereunder, and to Authorise the
    Directors to Exercise All Powers Which They
    Consider Necessary to Do Such Acts and Things and
    Execute Such Other Documents Which in Their Opinion
    May be Necessary Or Desirable to Implement the
    Transactions Contemplated Under the Guarantee       Management  For           Voted - For
3   To Consider and Approve the Proposed Amendments to
    Article 4 of the Articles of Association of the
    Company As Set Out in the Circular of the Company
    Dated 11 February 2014                              Management  For           Voted - For
Meeting Date: 06-Jun-14 Meeting Type: Annual General Meeting
    Please Note That This is an Amendment to Meeting Id
    319137 Due to Addition Of-resolutions 12, 13 and
    14. All Votes Received on the Previous Meeting Will
    Be-disregarded and You Will Need to Reinstruct on
    This Meeting Notice. Thank You.                     Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking O-n the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0417/ltn-20140417047.pdf,
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0523/ltn-20140523003.pdf and
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0417/-ltn20140417053.pdf,
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0523/-ltn20140523011.pdf                     Non-Voting                Non-Voting
1   To Consider and Approve the 2013 Audited Financial
    Statements of the Company                           Management  For           Voted - For


90




    CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   To Consider and Approve the 2013 Report of the
    Board of Directors of the Company                   Management  For           Voted - For
3   To Consider and Approve the 2013 Report of the
    Supervisory Committee of the Company                Management  For           Voted - For
4   To Consider and Approve the Duty Performance Report
    of the Independent Non-executive Directors in 2013  Management  For           Voted - For
5   To Consider and Approve the 2013 Annual Report of
    the Company                                         Management  For           Voted - For
6   The Appointment of Mr. Liu Xihan As an Executive
    Director of the Company ("director") and the Terms
    of His Appointment, Details of Which are Set Out in
    the Announcement of the Company Dated 15 April 2014 Management  For           Voted - For
7   The Appointment of Mr. Yu Zenggang As an Executive
    Director and the Terms of His Appointment, Details
    of Which are Set Out in the Announcement of the
    Company Dated 15 April 2014                         Management  For           Voted - For
8   The Appointment of Mr. Ip Sing Chi As an
    Independent Non-executive Director and the Terms of
    His Appointment (including His Remuneration),
    Details of Which are Set Out in the Announcement of
    the Company Dated 15 April 2014                     Management  For           Voted - For
9   To Consider and Approve the Remuneration and
    Allowances of the Directors and Supervisors of the
    Company for 2014, Details of Which are Set Out in
    the Notice of the Agm Dated 17 April 2014           Management  For           Voted - For
10.A To Consider and Approve the Reappointment of Baker
    Tilly China Certified Public Accountants (as
    Specified) ("baker Tilly China") As the Domestic
    Auditor of the Company for the Financial Year
    Ending 31 December 2014 and Authorise the Board of
    Directors ("board") to Determine Its Remuneration   Management  For           Voted - For
10.B To Consider and Approve the Reappointment of Baker
    Tilly Hong Kong Limited Certified Public
    Accountants (as Specified) As the International
    Auditor of the Company for the Financial Year
    Ending 31 December 2014 and Authorise the Board to
    Determine Its Remuneration                          Management  For           Voted - For
10.C To Consider and Approve the Reappointment of Baker
    Tilly China As the Internal Control Auditor of the
    Company for the Financial Year Ending 31 December
    2014 and Authorise the Board to Determine Its
    Remuneration                                        Management  For           Voted - For
11  To Consider and Resolve Not to Declare A Final
    Dividend for the Year 2013                          Management  For           Voted - For
12  To Approve the Four Bareboat Charters Dated 15
    April 2014 (the "bareboat Charters") Entered Into
    Between Dong Fang International Asset Management
    Limited (as Specified) As Owner and China Shipping
    Bulk Carrier (hong Kong) Co., Limited (as
    Specified) As Charterer and the Transactions
    Contemplated Thereunder (including the Relevant
    Annual Caps); and to Authorise the Directors of the
    Company ("directors") to Exercise All Powers Which
    They Consider Necessary and Do Such Other Acts and


91




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Things and Execute Such Other Documents Which in
    Their Opinion May be Necessary Or Desirable to
    Implement the Transactions Contemplated Under the
    Bareboat Charters                                   Management  For           Voted - For
13  To Approve, Ratify and Confirm the Tanker Sea Crew
    Management Agreement Dated 29 April 2014 (the
    "tanker Sea Crew Management Agreement") Entered
    Into Between China Shipping International Ship
    Management Co., Ltd (as Specified) As Provider of
    Services and China Shipping Tanker Co., Ltd (as
    Specified) As Recipient of Services and The         Management  For           Voted - For
    Transactions Contemplated Thereunder (including the
    Relevant Annual Caps); and to Authorize the
    Directors to Exercise All Powers Which They
    Consider Necessary and Do Such Other Acts and
    Things and Execute Such Other Documents Which in
    Their Opinion May be Necessary Or Desirable to
    Implement the Transactions Contemplated Under the
    Tanker Sea Crew Management Agreement                                          Non-Voting
14  To Approve, Ratify and Confirm the Bulk Sea Crew
    Management Agreement Dated 29 April 2014 (the "bulk
    Sea Crew Management Agreement") Entered Into
    Between China Shipping International Ship
    Management Co., Ltd (as Specified) As Provider of
    Services and China Shipping Bulk Carrier Co.,
    Ltd(as Specified) As Recipient of Services and the
    Transactions Contemplated Thereunder (including the
    Relevant Annual Caps); and to Authorize the
    Directors to Exercise All Powers Which They
    Consider Necessary and Do Such Other Acts and
    Things and Execute Such Other Documents Which in
    Their Opinion May be Necessary Or Desirable to
    Implement the Transactions Contemplated Under the
    Bulk Sea Crew Management Agreement                  Management  For           Voted - For
CHINA SINGYES SOLAR TECHNOLOGIES HOLDINGS LTD
CUSIP: G2161E111
Meeting Date: 28-May-14 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0425/ltn20140425244.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0425/ltn20140425234.pdf                      Non-Voting                Non-Voting
1   To Receive and Consider the Audited Financial
    Statements and the Reports of the Directors (the
    Directors") and the Report of Ernst & Young, Being
                                                        92





                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
      the Auditors (the "auditors") of the Company for
      the Year Ended 31 December 2013                     Management  For           Voted - For
2     To Approve the Declaration of A Final Dividend of
      Hkd 0.09 Per Share for the Year Ended 31 December
      2013 Out of the Contributed Surplus Account of the
      Company (subject to the Special Resolution Below
      Being Passed)                                       Management  For           Voted - For
3.i   To Re-elect Mr. Xie Wen As an Executive Director    Management  For           Voted - For
3.ii  To Re-elect Mr. Li Huizhong As Non- Executive
      Director                                            Management  For           Voted - For
3.iii To Re-elect Mr. Cheng Jinshu As an Independent
      Non-executive Director                              Management  For           Voted - For
4     To Authorise the Board (the "board") of the
      Directors to Determine the Remuneration of the
      Directors                                           Management  For           Voted - Against
5     To Re-appoint the Auditors and to Authorise the
      Board to Determine the Remuneration of the Auditors Management  For           Voted - For
6     To Grant the General Mandate to the Directors to
      Repurchase Shares Up to 10% of the Issued Share
      Capital of the Company                              Management  For           Voted - For
7     To Grant the General Mandate to the Directors to
      Issue Additional Shares of Up to 20% of the Issued
      Share Capital of the Company                        Management  For           Voted - Against
8     To Extend the General Mandate to Issue Additional
      Shares Up to the Number of Shares Repurchased by
      the Company                                         Management  For           Voted - Against
9     To Approve the Amount of Rmb50,000,000 Standing to
      the Credit of the Share Premium Account of the
      Company be Cancelled and That the Credit Arising
      Therefrom be Transferred to the Contributed Surplus
      Account of the Company; and to Authorise the
      Directors of the Company Generally to Carry Out All
      Acts and Things Which They May Consider
      Appropriate, Necessary Or Desirable to Give Effect
      to Or to Implement the Foregoing                    Management  For           Voted - For
CHINA SOUTHERN AIRLINES CO LTD
CUSIP: Y1503W102
Meeting Date: 26-Dec-13 Meeting Type: Extraordinary General Meeting
      Please Note That the Company Notice and Proxy Form
      are Available by Clicking-on the Url Links:-
      Http://www.hkexnews.hk/listedco/listconews/sehk/
      2013/1108/ltn20131108680.pdf-
      Http://www.hkexnews.hk/listedco/listconews/sehk/
      2013/1108/ltn20131108678.pdf-
      Http://www.hkexnews.hk/listedco/listconews/sehk/
      2013/1108/ltn20131108682.pdf                        Non-Voting                Non-Voting
1.1   To Consider and Approve the Re-election of Mr. Si
      Xian Min As A Non-executive Director of the Company


93




     CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
     to Hold Office Until the Expiry of the Term of the
     Seventh Session of the Board                        Management  For           Voted - Against
1.2  To Consider and Approve the Re-election of Mr. Wang
     Quan Hua As A Non-executive Director of the Company
     to Hold Office Until the Expiry of the Term of the
     Seventh Session of the Board                        Management  For           Voted - Against
1.3  To Consider and Approve the Re-election of Mr. Yuan
     Xin an As A Non-executive Director of the Company
     to Hold Office Until the Expiry of the Term of the
     Seventh Session of the Board                        Management  For           Voted - Against
1.4  To Consider and Approve the Re-election of Ms. Yang
     Li Hua As A Non-executive Director of the Company
     to Hold Office Until the Expiry of the Term of the
     Seventh Session of the Board                        Management  For           Voted - Against
1.5  To Consider and Approve the Re-election of Mr. Tan
     Wan Geng As an Executive Director of the Company to
     Hold Office Until the Expiry of the Term of the
     Seventh Session of the Board                        Management  For           Voted - Against
1.6  To Consider and Approve the Re-election of Mr.
     Zhang Zi Fang As an Executive Director of the
     Company to Hold Office Until the Expiry of the Term
     of the Seventh Session of the Board                 Management  For           Voted - Against
1.7  To Consider and Approve the Re-election of Mr. Xu
     Jie Bo As an Executive Director of the Company to
     Hold Office Until the Expiry of the Term of the
     Seventh Session of the Board                        Management  For           Voted - Against
1.8  To Consider and Approve the Re-election of Mr. Li
     Shao Bin As an Executive Director of the Company to
     Hold Office Until the Expiry of the Term of the
     Seventh Session of the Board                        Management  For           Voted - Against
1.9  To Consider and Approve the Re-election of Mr. Wei
     Jin Cai As an Independent Non-executive Director of
     the Company to Hold Office Until the Expiry of the
     Term of the Seventh Session of the Board            Management  For           Voted - For
1.10 To Consider and Approve the Re-election of Mr. Ning
     Xing Dong As an Independent Non- Executive Director
     of the Company to Hold Office Until the Expiry of
     the Term of the Seventh Session of the Board        Management  For           Voted - For
1.11 To Consider and Approve the Re-election of Mr. Liu
     Chang Le As an Independent Non-executive Director
     of the Company to Hold Office Until the Expiry of
     the Term of the Seventh Session of the Board        Management  For           Voted - For
1.12 To Consider and Approve the Election of Mr. Tan Jin
     Song As an Independent Non-executive Director of
     the Company to Hold Office Until the Expiry of the
     Term of the Seventh Session of the Board            Management  For           Voted - For
2.1  To Consider and Approve the Re-election of Mr. Pan
     Fu As A Supervisor Representing the Shareholders of
     the Company to Hold Office Until the Expiry of the
     Term of the Seventh Session of the Supervisory
     Committee                                           Management  For           Voted - For
2.2  To Consider and Approve the Re-election of Mr. Li
     Jia Shi As A Supervisor Representing the


94




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Shareholders of the Company to Hold Office Until
    the Expiry of the Term of the Seventh Session of
    the Supervisory Committee                           Management  For           Voted - Against
2.3 To Consider and Approve the Re-election of Ms.
    Zhang Wei As A Supervisor Representing the
    Shareholders of the Company to Hold Office Until
    the Expiry of the Term of the Seventh Session of
    the Supervisory Committee                           Management  For           Voted - Against
3   To Consider and Approve the Financial Services
    Framework Agreement Dated 8 November 2013 Entered
    Into Between Southern Airlines Group Finance
    Company Limited and the Company                     Management  For           Voted - Against
4   To Consider and Approve the Amendment to the
    Articles of Association and Its Appendixes (the
    Procedural Rules of the Shareholders' General
    Meeting, the Procedural Rules of Board of Directors
    and the Procedural Rules of Supervisory Committee)
    (as Set Out in the Notice of Egm Dated 11 November
    2013): Article 5, Clause 1 of Article 160, Clause 1
    of Article 31, New Content is Added As Clause 2 of
    Article 60, Article 73, Clause 1 of Article 35,
    Item (13) of Clause 1 of Article 36, Article 61,
    Clause 1 of Article 63, Clause 1 of Article 64, New
    Contents is Added As Item (9), (10), (11) and (12)
    of Clause 1 of Article 10, New Contents is Added As
    Item (9) of Clause 1 of Article 23, New Contents is
    Added As Item (7) and (8) of Clause 1 of Article
    34, New Contents is Added As Item (5) of Clause 1
    of Article 44, Article 45                           Management  For           Voted - Against
Meeting Date: 26-Jun-14 Meeting Type: Annual General Meeting
    Please Note That This is an Amendment to Meeting Id
    323840 Due to Addition Of-resolution 9. All Votes
    Received on the Previous Meeting Will be
    Disregarded A-nd You Will Need to Reinstruct on
    This Meeting Notice. Thank You.                     Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0422/lt-n20140422651.pdf and
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0522-/ltn20140522448.pdf and
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0-522/ltn20140522459.pdf                     Non-Voting                Non-Voting
1   To Consider and Approve the Report of the Directors
    of the Company for the Year 2013                    Management  For           Voted - For
2   To Consider and Approve the Report of the
    Supervisory Committee of the Company for the Year
    2013                                                Management  For           Voted - For
3   To Consider and Approve the Audited Consolidated
    Financial Statements of the Company for the Year
    2013                                                Management  For           Voted - For


95




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
4   To Consider and Approve the Profit Distribution
    Proposal for the Year 2013                          Management  For           Voted - For
5   To Consider and Approve the Re- Appointment of
    PricewaterhouseCoopers Zhong Tian LLP to Provide
    Professional Services to the Company for Its
    Domestic Financial Reporting, U.S. Financial
    Reporting and Internal Control of Financial
    Reporting for the Year 2014 and
    PricewaterhouseCoopers to Provide Professional
    Services to the Company for Its Hong Kong Financial
    Reporting for the Year 2014, and Authorize the
    Board to Determine Their Remuneration               Management  For           Voted - For
6   To Authorise the Board to Allot, Issue and Deal
    with Additional Shares of the Company               Management  For           Voted - Against
7   To Authorise the Board to Increase the Registered
    Capital and Make Such Appropriate and Necessary
    Amendments to the Articles of Association of the
    Company to Reflect Such Increase in the Registered
    Capital of the Company Under the General Mandate
    Granted in the Above Resolution "to Authorise the
    Board to Allot, Issue and Deal with Additional
    Shares of the Company"                              Management  For           Voted - Against
8   To Consider and Approve the Authorization Given to
    the Board, Generally and Unconditionally, to
    Determine the Specific Debt Financing Instruments
    and Issuance Plan, and to Issue, in One Or Multiple
    Tranche(s), Debt Financing Instruments Within the
    Permissible Size for Debt Issuance in Accordance
    with the Provisions of the Applicable Laws and
    Regulations                                         Management  For           Voted - Abstain
9   To Consider and Approve the Acquisition of 80 New
    Airbus Aircraft from Airbus S.a.s. by the Company   Management  For           Voted - For
CHINA STATE CONSTRUCTION INTERNATIONAL HOLDINGS LT
CUSIP: G21677136
Meeting Date: 30-May-14 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0417/ltn20140417582.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0417/ltn20140417576.pdf                      Non-Voting                Non-Voting
1   To Receive and Adopt the Audited Financial
    Statements, the Directors' Report and the
    Independent Auditor's Report for the Year Ended 31
    December 2013                                       Management  For           Voted - For
2   To Declare A Final Dividend for the Year Ended 31
    December 2013 of Hk12 Cents Per Share               Management  For           Voted - For


96




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
3.A To Re-elect Mr. Zhou Hancheng As Director           Management  For           Voted - Against
3.B To Re-elect Mr. Hung Cheung Shew As Director        Management  For           Voted - Against
3.C To Re-elect Dr. Raymond Ho Chung Tai As Director    Management  For           Voted - For
3.D To Re-elect Mr. Adrian David Li Man Kiu As Director Management  For           Voted - For
4   To Authorize the Board to Fix the Remuneration of
    Directors                                           Management  For           Voted - For
5   To Re-appoint PricewaterhouseCoopers As Auditor and
    to Authorize the Board to Fix Its Remuneration      Management  For           Voted - For
6.A To Approve the Ordinary Resolution No. (6a) of the
    Notice of Annual General Meeting (to Give A General
    Mandate to the Directors to Issue Additional Shares
    of the Company)                                     Management  For           Voted - Against
6.B To Approve the Ordinary Resolution No. (6b) of the
    Notice of Annual General Meeting (to Give A General
    Mandate to the Directors to Repurchase Shares of
    the Company)                                        Management  For           Voted - For
6.C To Approve the Ordinary Resolution No. (6c) of the
    Notice of Annual General Meeting (to Extend the
    General Mandate Grant to the Directors Pursuant to
    Ordinary Resolution No. (6a) to Issue Additional
    Shares of the Company)                              Management  For           Voted - Against
CHINA TRADITIONAL CHINESE MEDICINE CO LTD
CUSIP: Y1507S107
Meeting Date: 05-Jun-14 Meeting Type: Annual General Meeting
    Please Note in the Hong Kong Market That A Vote of
    "abstain" Will be Treated-the Same As A "take No
    Action" Vote.                                       Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0428/ltn201404281453.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0428/ltn201404281455.pdf                     Non-Voting                Non-Voting
1   To Receive and Consider the Audited Financial
    Statements, the Report of the Directors and the
    Independent Auditor's Report for the Year Ended 31
    December 2013                                       Management  For           Voted - For
2.a.1 To Re-elect Mr. Wang Xian As A Director           Management  For           Voted - For
2.a.2 To Re-elect Mr. Yang Bin As A Director            Management  For           Voted - For
2.a.3 To Re-elect Mr. Wang Xiaochun As A Director       Management  For           Voted - For
2.a.4 To Re-elect Mr. Liu Cunzhou As A Director         Management  For           Voted - For
2.a.5 To Re-elect Mr. Xie Rong As A Director            Management  For           Voted - For
2.a.6 To Re-elect Mr. Yu Tze Shan Hailson As A Director Management  For           Voted - Against
2.b To Authorize the Board of Directors to Fix the
    Directors' Remuneration                             Management  For           Voted - For
3   To Re-appoint KPMG As Auditor and Authorize the
    Board of Directors to Fix Their Remuneration        Management  For           Voted - For


97




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
4   To Give A General Mandate to the Directors to Buy
    Back Shares Not Exceeding 10% of the Shares of the
    Company in Issue                                    Management  For           Voted - For
5   To Give A General Mandate to the Directors to Issue
    Shares Not Exceeding 20% of the Shares of the
    Company in Issue                                    Management  For           Voted - Against
6   To Extend the General Mandate to be Given to the
    Directors to Issue New Shares of the Company by
    Adding to It the Number of Shares Bought Back by
    the Company                                         Management  For           Voted - Against
7   To Adopt the New Articles of Association of the
    Company in Substitution for and to the Exclusion of
    the Existing Articles of Association of the Company Management  For           Voted - Against
CHINA TRADITIONAL CHINESE MEDICINE CO LTD
CUSIP: Y9664U104
Meeting Date: 03-Jan-14 Meeting Type: Extraordinary General Meeting
    Please Note in the Hong Kong Market That A Vote of
    "abstain" Will be Treated-the Same As A "take No
    Action" Vote.                                       Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/1213/ltn20131213666.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/1213/ltn20131213664.pdf                      Non-Voting                Non-Voting
1   To Approve the New Master Purchase Agreement, the
    Transactions Contemplated Thereunder and the Annual
    Caps for the Purchases for the Three Financial
    Years Ending 31 December 2014, 2015 and 2016        Management  For           Voted - For
2   To Approve the New Master Supply Agreement, the
    Transactions Contemplated Thereunder and the Annual
    Caps for the Sales for the Three Financial Years
    Ending 31 December 2014, 2015 and 2016              Management  For           Voted - For
CHINA YURUN FOOD GROUP LTD
CUSIP: G21159101
Meeting Date: 20-May-14 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0411/ltn20140411831.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0411/ltn20140411809.pdf                      Non-Voting                Non-Voting


98




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
1   To Consider and Receive the Audited Financial
    Statements and the Reports of the Directors and
    Auditors of the Company for the Year Ended 31
    December 2013                                        Management  For           Voted - For
2   To Re-elect Mr. Feng Kuande As an Executive Director Management  For           Voted - For
3   To Re-elect Mr. Gao Hui As an Independent
    Non-executive Director                               Management  For           Voted - For
4   To Re-elect Mr. Chen Jianguo As an Independent
    Non-executive Director                               Management  For           Voted - For
5   To Authorise the Board of Directors to Fix the
    Directors Remuneration                               Management  For           Voted - For
6   To Re-appoint KPMG As Auditors and to Authorise the
    Board of Directors to Fix Their Remuneration         Management  For           Voted - For
7   To Give A General Mandate to the Board of Directors
    to Repurchase the Shares of the Company Not
    Exceeding 10% of the Aggregate Nominal Amount of
    the Issued Share Capital of the Company at the Date
    of Passing of This Resolution                        Management  For           Voted - For
8   To Give A General Mandate to the Board of Directors
    to Allot, Issue and Deal with Unissued Shares in
    the Capital of the Company Not Exceeding 20% of the
    Aggregate Nominal Amount of the Issued Share
    Capital of the Company at the Date of Passing of
    This Resolution                                      Management  For           Voted - Against
9   To Extend the General Mandate Granted to the Board
    of Directors to Allot, Issue and Deal with Unissued
    Shares in the Capital of the Company by the Number
    of Shares Repurchased by the Company                 Management  For           Voted - Against
CHINA ZHENGTONG AUTO SERVICES HOLDINGS LTD, GRAND
CUSIP: G215A8108
Meeting Date: 28-May-14 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0424/ltn20140424549.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0424/ltn20140424559.pdf                       Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting       Non-Voting                Non-Voting
1   To Receive and Adopt the Audited Consolidated
    Financial Statements of the Company and Its
    Subsidiaries and the Reports of the Directors and
    of the Independent Auditor for the Year Ended 31
    December 2013                                        Management  For           Voted - For
2   To Declare A Final Dividend for the Year Ended 31
    December 2013                                        Management  For           Voted - For
3.a To Re-elect Dr. Wong Tin Yau, Kelvin As A Director
    of the Company                                       Management  For           Voted - For


99




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
3.b   To Re-elect Mr. Zhao Chunjun As A Director of the
      Company                                             Management  For           Voted - For
3.c   To Re-elect Mr. Chang Xiuze As A Director of the
      Company                                             Management  For           Voted - For
4     To Authorise the Board of Directors to Fix the
      Remuneration of the Directors of the Company        Management  For           Voted - For
5     To Re-appoint Messrs. KPMG As Auditors and to
      Authorise the Board of Directors to Fix Their
      Remuneration                                        Management  For           Voted - For
6     To Grant A General Mandate to the Directors to
      Repurchase Shares                                   Management  For           Voted - For
7     To Grant A General Mandate to the Directors to
      Issue, Allot and Deal with Unissued Shares          Management  For           Voted - Against
8     To Extend the General Mandate Granted to the
      Directors to Issue Unissued Shares by Adding the
      Shares Repurchased by the Company                   Management  For           Voted - Against
CHINAVISION MEDIA GROUP LTD
CUSIP: G215A3109
Meeting Date: 27-Jun-14 Meeting Type: Annual General Meeting
      Please Note That the Company Notice and Proxy Form
      are Available by Clicking-on the Url Links:-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2014/0523/ltn20140523039.pdf-and-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2014/0523/ltn20140523037.pdf                      Non-Voting                Non-Voting
      Please Note That Shareholders are Allowed to Vote
      'in Favor' Or 'against' For-all Resolutions,
      Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
1     To Receive and Consider the Audited Financial
      Statements and the Reports of the Directors and the
      Auditor for the Year Ended 31st December, 2013      Management  For           Voted - For
2.i.a In the Event That Completion of the Subscription
      Does Not Take Place Before the Meeting: to Re-elect
      Mr. Kong Muk Yin As Director                        Management  For           Voted - For
2.i.b In the Event That Completion of the Subscription
      Does Not Take Place Before the Meeting: to Re-elect
      Mr. Chen Ching As Director                          Management  For           Voted - For
2.i.c In the Event That Completion of the Subscription
      Does Not Take Place Before the Meeting: to Re-elect
      Mr. Jin Hui Zhi As Director                         Management  For           Voted - Against
2.i.d In the Event That Completion of the Subscription
      Does Not Take Place Before the Meeting: to Re-elect
      Mr. Li Chak Hung As Director                        Management  For           Voted - For
2ii.a In the Event That Completion of the Subscription
      Has Taken Place Before the Meeting: to Re-elect Mr.
      Dong Ping As Director                               Management  For           Voted - Against
2ii.b In the Event That Completion of the Subscription
      Has Taken Place Before the Meeting: to Re-elect Mr.
      Jin Hui Zhi As Director                             Management  For           Voted - Against


100




                           CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                 PROPOSED BY   MGT. POSITION REGISTRANT VOTED
2ii.c In the Event That Completion of the Subscription
      Has Taken Place Before the Meeting: to Re-elect Mr.
      Li Chak Hung As Director                           Management    For           Voted - For
2.iii To Authorise the Board of Directors (the "board")
      to Fix the Directors' Fees                         Management    For           Voted - For
3     To Re-appoint Auditor and Authorise the Board to
      Fix Its Remuneration                               Management    For           Voted - For
4.A   To Grant A General Mandate to the Directors to
      Issue Additional Securities of the Company         Management    For           Voted - Against
4.B   To Grant A General Mandate to the Directors to Buy
      Back Shares of the Company                         Management    For           Voted - For
4.C   To Extend the General Mandate Regarding the Issue
      of Securities of the Company by the Amount of
      Shares Bought Back Under the General Mandate for
      the Buy-back of Shares                             Management    For           Voted - Against
CIMC ENRIC HOLDINGS LTD
CUSIP: G2198S109
Meeting Date: 23-Jan-14    Meeting Type: Extraordinary General Meeting
      Please Note That the Company Notice and Proxy Form
      are Available by Clicking-on the Url Links:-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2013/1218/ltn20131218489.pdf-and-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2013/1218/ltn20131218493.pdf                     Non-Voting                  Non-Voting
      Please Note That Shareholders are Allowed to Vote
      'in Favor' Or 'against' For-resolution 1, Abstain
      is Not A Voting Option on This Meeting             Non-Voting                  Non-Voting
1     To Approve, Confirm And/or Ratify the Sales
      Agreement, the Transactions Contemplated Thereunder
      and in Connection Therewith, and the Proposed
      Annual Caps                                        Management    For           Voted - For
Meeting Date: 20-May-14    Meeting Type: Annual General Meeting
      Please Note That the Company Notice and Proxy Form
      are Available by Clicking-on the Url Links:-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2014/0409/ltn20140409415.pdf-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2014/0409/ltn20140409427.pdf                     Non-Voting                  Non-Voting
      Please Note That Shareholders are Allowed to Vote
      'in Favor' Or 'against' For-all Resolutions,
      Abstain is Not A Voting Option on This Meeting     Non-Voting                  Non-Voting
1     To Receive and Consider the Audited Consolidated
      Financial Statements and the Directors' and
      Independent Auditor's Reports for the Year Ended 31
      December 2013                                      Management    For           Voted - For
2     To Declare A Final Dividend in Respect of 2013 of
      Hkd 0.12 Per Ordinary Share                        Management    For           Voted - For


101




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
3.1 To Re-elect Mr. Zhao Qingsheng As Director          Management  For           Voted - Against
3.2 To Re-elect Mr. Jin Jianlong As Director            Management  For           Voted - Against
3.3 To Re-elect Mr. Yu Yuqun As Director                Management  For           Voted - Against
3.4 To Authorise the Board of Directors to Fix the
    Remuneration of Directors                           Management  For           Voted - For
4   To Re-appoint PricewaterhouseCoopers and to
    Authorise the Board of Directors to Fix the
    Remuneration of Auditor                             Management  For           Voted - For
5   To Grant A General Mandate to the Directors to
    Issue Shares                                        Management  For           Voted - Against
6   To Grant A General Mandate to the Directors to
    Repurchase Shares                                   Management  For           Voted - For
7   To Extend the General Mandate to be Given to the
    Directors to Issue Shares by Addition Thereto the
    Share Repurchased by the Company                    Management  For           Voted - Against
CITIC PACIFIC LTD, HONG KONG
CUSIP: Y1639J116
Meeting Date: 04-Dec-13 Meeting Type: Extraordinary General Meeting
    Please Note in the Hong Kong Market That A Vote of
    "abstain" Will be Treated-the Same As A "take No
    Action" Vote.                                       Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/1114/ltn20131114255.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/1114/ltn20131114261.pdf                      Non-Voting                Non-Voting
1   To Approve the Framework Agreement and the
    Transactions Contemplated Therein                   Management  For           Voted - For
Meeting Date: 14-May-14 Meeting Type: Annual General Meeting
    Please Note in the Hong Kong Market That A Vote of
    "abstain" Will be Treated-the Same As A "take No
    Action" Vote.                                       Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0324/ltn20140324486.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0324/ltn20140324446.pdf                      Non-Voting                Non-Voting
1   To Adopt the Audited Accounts and the Reports of
    the Directors and the Auditor for the Year Ended 31
    December 2013                                       Management  For           Voted - For
2   To Declare A Final Dividend for the Year Ended 31
    December 2013                                       Management  For           Voted - For
3.a To Re-elect Mr. Carl Yung Ming Jie As Director      Management  For           Voted - Against
3.b To Re-elect Mr. Gregory Lynn Curl As Director       Management  For           Voted - For


102




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
3.c To Re-elect Mr. Francis Siu Wai Keung As Director   Management  For           Voted - For
4   To Re-appoint KPMG As Auditor and Authorise the
    Board of Directors to Fix Their Remuneration        Management  For           Voted - For
5   To Grant A General Mandate to the Directors to
    Issue and Dispose of Additional Shares Not
    Exceeding 20% of the Number of Shares of the
    Company in Issue As at the Date of This Resolution  Management  For           Voted - Against
6   To Grant A General Mandate to the Directors to
    Purchase Or Otherwise Acquire Shares of the Company
    Not Exceeding 10% of the Number of Shares of the
    Company in Issue As at the Date of This Resolution  Management  For           Voted - For
7   To Approve the Payment of Additional Remuneration
    for Non-executive Directors Serving on the Audit
    Committee                                           Management  For           Voted - For
8   To Approve the Adoption of the New Articles of
    Association of the Company                          Management  For           Voted - Against
Meeting Date: 03-Jun-14 Meeting Type: Extraordinary General Meeting
    Please Note in the Hong Kong Market That A Vote of
    "abstain" Will be Treated-the Same As A "take No
    Action" Vote.                                       Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0514/ltn20140514258.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0514/ltn20140514282.pdf                      Non-Voting                Non-Voting
1.a To Approve the Share Transfer Agreement (including
    All Transactions and Ancillary Matters Contemplated
    Therein) Dated 16 April 2014 Entered Into Among the
    Company, Citic Group Corporation ("citic Group")
    and Beijing Citic Enterprise Management Co., Ltd.
    (the "share Transfer Agreement")                    Management  For           Voted - For
1.b To Authorise the Directors of the Company to Do All
    Acts and Execute All Documents They Consider
    Necessary Or Desirable to Give Effect to the
    Transactions Contemplated in This Ordinary
    Resolution No. 1(a)                                 Management  For           Voted - For
2.a To Approve the Issue of Additional Shares of the
    Company to Citic Group Or Citic Group's Designated
    Wholly- Owned Subsidiaries As Part of the
    Consideration Pursuant to the Terms and Conditions
    of the Share Transfer Agreement and to Grant A
    Specific Mandate to the Board of Directors of the
    Company to Issue the Placing Shares                 Management  For           Voted - For
2.b To Authorise the Board of Directors of the Company
    to Do All Acts and Execute All Documents They
    Consider Necessary Or Desirable to Give Effect to
    the Transactions Contemplated in This Ordinary
    Resolution No. 2(a)                                 Management  For           Voted - For
                                                        103





                         CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
2.c To Approve Any Placing Agreement Or Subscription
    Agreement Signed by the Company Prior to the Date
    of This Extraordinary General Meeting                Management  For           Voted - For
3   To Re-elect Mr. Zeng Chen As Director                Management  For           Voted - Against
4.a To Approve the Change of the Company Name from
    "citic Pacific Limited" to "citic Limited"           Management  For           Voted - For
4.b To Authorise Any One Director of the Company to Do
    All Acts, Deeds, and Things and Execute All
    Documents He Considers Necessary Or Desirable to
    Give Effect to the Transactions Contemplated in
    This Special Resolution No. 4(a)                     Management  For           Voted - For
4.c To Approve the Alteration of Article 1a of the
    Articles of Association of the Company               Management  For           Voted - For
COMTEC SOLAR SYSTEMS GROUP LTD
CUSIP: G23420105
Meeting Date: 30-May-14  Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting       Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0428/ltn20140428289.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0428/ltn20140428301.pdf                       Non-Voting                Non-Voting
1   To Receive and Approve the Audited Consolidated
    Financial Statements, Directors' Report and
    Auditors' Report for the Year Ended 31 December 2013 Management  For           Voted - For
2   To Re-elect A Director, Mr. Chau Kwok Keung As an
    Executive Director (''director'') and to Authorise
    the Board of Directors (''board'') of the Company
    to Fix His Remuneration                              Management  For           Voted - For
3   To Re-elect A Director, Mr. Shi Chengqi, As an
    Executive Director and to Authorise the Board to
    Fix His Remuneration                                 Management  For           Voted - For
4   To Re-elect A Director, Mr. Daniel Dewitt Martin,
    As an Independent Non- Executive Director and to
    Authorise the Board to Fix His Remuneration          Management  For           Voted - For
5   To Authorise the Board to Fix the Remuneration of
    the Company's Directors                              Management  For           Voted - For
6   To Re-appoint Deloitte Touche Tohmatsu As Auditors
    and to Authorise the Board to Fix Their Remuneration Management  For           Voted - For
7   To Grant A General Mandate to the Directors to
    Allot, Issue and Deal with Additional Shares of the
    Company                                              Management  For           Voted - Against
8   To Grant A General Mandate to the Directors to
    Repurchase Shares of the Company                     Management  For           Voted - For


104




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
9   To Extend the General Mandate Granted to the
    Directors to Issue Shares by the Number of Shares
    Repurchased                                           Management  For           Voted - Against
10  To Refresh the Scheme Mandate Limit of the Share
    Option Scheme of the Company                          Management  For           Voted - For
CSPC PHARMACEUTICAL GROUP LIMITED
CUSIP: Y1837N109
Meeting Date: 20-May-14 Meeting Type: Annual General Meeting
    Please Note in the Hong Kong Market That A Vote of
    "abstain" Will be Treated-the Same As A "take No
    Action" Vote.                                         Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0409/ltn20140409564.pdf-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0409/ltn20140409554.pdf                        Non-Voting                Non-Voting
1   To Receive and Consider the Audited Financial
    Statements, the Report of the Directors and the
    Independent Auditor's Report for the Year Ended 31
    December 2013                                         Management  For           Voted - For
2   To Declare A Final Dividend of Hk8 Cents Per Share
    for the Year Ended 31 December 2013                   Management  For           Voted - For
3.A.I To Re-elect Mr. Wang Jinxu As an Executive Director Management  For           Voted - Against
3A.II To Re-elect Mr. Feng Zhenying As an Executive
    Director                                              Management  For           Voted - Against
3AIIITo Re-elect Mr. Wang Zhenguo As an Executive
    Director                                              Management  For           Voted - Against
3AIVTo Re-elect Mr. Lee Ka Sze, Carmelo As
    Non-executive Director                                Management  For           Voted - Against
3.B To Re-elect Mr. Chan Siu Keung, Leonard (who Has
    Served As an Independent Non-executive Director for
    More Than 9 Years) As an Independent Non-executive
    Director                                              Management  For           Voted - For
3.C To Authorise the Board of Directors to Fix the
    Remuneration of Directors                             Management  For           Voted - For
4   To Re-appoint Deloitte Touche Tohmatsu As Auditor
    and Authorize the Directors to Fix Its Remuneration   Management  For           Voted - For
5   To Give A General Mandate to the Directors to
    Buy-back Shares of the Company (ordinary Resolution
    in Item No.5 of the Notice of Annual General
    Meeting)                                              Management  For           Voted - For
6   To Give A General Mandate to the Directors to Issue
    New Shares of the Company (ordinary Resolution in
    Item No.6 of the Notice of Annual General Meeting)    Management  For           Voted - Against
7   To Extend the General Mandate to be Given to the
    Directors to Issue Shares (ordinary Resolution in
    Item No.7 of the Notice of Annual General Meeting)    Management  For           Voted - Against


105

CSI CHINA FIVE YEAR PLAN ETF




PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
CSR CORPORATION LTD
CUSIP: Y1822T103
Meeting Date: 16-Jun-14 Meeting Type: Annual General Meeting
     Please Note That This is an Amendment to Meeting Id
     327257 Due to Addition Of-resolutions. All Votes
     Received on the Previous Meeting Will be
     Disregarded An-d You Will Need to Reinstruct on
     This Meeting Notice. Thank You.                     Non-Voting                Non-Voting
     Please Note That the Company Notice and Proxy Form
     are Available by Clicking O-n the Url Links:
     Http://www.hkexnews.hk/listedco/listconews/seh
     K/2014/0429/ltn-20140429628.pdf,
     Http://www.hkexnews.hk/listedco/listconews/seh
     K/2014/0523/ltn-20140523791.pdf and
     Http://www.hkexnews.hk/listedco/listconews/seh
     K/2014/0523/-ltn20140523799.pdf                     Non-Voting                Non-Voting
1    To Consider and Approve the Work Report of the
     Second Session of the Board and 2013 Work Report of
     the Board of the Company                            Management  For           Voted - For
2    To Consider and Approve the 2013 Work Report of the
     Supervisory Committee of the Company                Management  For           Voted - For
3    To Consider and Approve the Resolution in Relation
     to the 2013 Final Accounts of the Company           Management  For           Voted - For
4    To Consider and Approve the Resolution in Relation
     to the 2013 Profit Distribution Plan of the Company Management  For           Voted - For
5    To Consider and Approve the Resolution in Relation
     to the Arrangement of Guarantees by the Company and
     Its Subsidiaries for 2014                           Management  For           Voted - For
6    To Consider and Approve the Resolution in Relation
     to the Remuneration and Welfare of the Directors
     and Supervisors of the Company for 2013             Management  For           Voted - For
7    To Consider and Approve the Resolution in Relation
     to the Appointment of Auditors for Financial
     Reports and Internal Control for 2014 by the
     Company and the Bases for Determination of Their
     Remuneration                                        Management  For           Voted - For
8    To Consider and Approve the Resolution in Relation
     to the Issue of Debt Financing Instruments          Management  For           Voted - For
9    To Consider and Approve the Resolution in Relation
     to the Authorisation of A General Mandate to the
     Board to Issue New A Shares and H Shares of the
     Company                                             Management  For           Voted - Against
10.1 To Consider and Approve the Election of Mr. Zheng
     Changhong As an Executive Director                  Management  For           Voted - For
10.2 To Consider and Approve the Election of Mr. Liu
     Hualong As an Executive Director                    Management  For           Voted - For
10.3 To Consider and Approve the Election of Mr. Fu
     Jianguo As an Executive Director                    Management  For           Voted - For
10.4 To Consider and Approve the Election of Mr. Liu
     Zhiyong As A Non- Executive Director                Management  For           Voted - For


106




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
10.5 To Consider and Approve the Election of Mr. Yu
     Jianlong As an Independent Non-executive Director   Management  For           Voted - For
10.6 To Consider and Approve the Election of Mr. Li
     Guo'an As an Independent Non-executive Director     Management  For           Voted - For
10.7 To Consider and Approve the Election of Mr. Wu Zhuo
     As an Independent Non-executive Director            Management  For           Voted - For
10.8 To Consider and Approve the Election of Mr. Chan Ka
     Keung, Peter As an Independent Non-executive
     Director                                            Management  For           Voted - For
11.1 To Consider and Approve the Election of Mr. Wang
     Yan As A Shareholder Representative Supervisor      Management  For           Voted - Against
11.2 To Consider and Approve the Election of Mr. Sun Ke
     As A Shareholder Representative Supervisor          Management  For           Voted - For
DAPHNE INTERNATIONAL HOLDINGS LTD, GEORGE TOWN
CUSIP: G2830J103
Meeting Date: 22-May-14 Meeting Type: Annual General Meeting
     Please Note That Shareholders are Allowed to Vote
     'in Favor' Or 'against' For-all Resolutions,
     Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
     Please Note That the Company Notice and Proxy Form
     are Available by Clicking-on the Url Links:-
     Http://www.hkexnews.hk/listedco/listconews/seh
     K/2014/0411/ltn20140411284.pdf-and-
     Http://www.hkexnews.hk/listedco/listconews/seh
     K/2014/0411/ltn20140411252.pdf                      Non-Voting                Non-Voting
1    To Receive and Consider the Audited Consolidated
     Financial Statements and the Reports of the
     Directors and the Auditors for the Year Ended 31
     December 2013                                       Management  For           Voted - For
2    To Approve and Declare A Final Dividend of Hk2.0
     Cents Per Ordinary Share of the Company for the
     Year Ended 31 December 2013                         Management  For           Voted - For
3.a  To Re-elect Mr. Chen Ying-chieh As Director         Management  For           Voted - For
3.b  To Re-elect Mr. Chang Chih-chiao As Director        Management  For           Voted - For
3.c  To Re-elect Mr. Lee Ted Tak Tai As Director         Management  For           Voted - For
3.d  To Authorise the Board of Directors to Fix the
     Directors' Remuneration                             Management  For           Voted - For
4    To Re-appoint PricewaterhouseCoopers As Auditor and
     to Authorise the Board of Directors to Fix Their
     Remuneration                                        Management  For           Voted - For
5.A  To Give A General Mandate to the Directors to
     Repurchase Shares of the Company                    Management  For           Voted - For
5.B  To Give A General Mandate to the Directors to
     Allot, Issue and Deal with Shares of the Company    Management  For           Voted - Against
5.C  To Extend the General Mandate Granted to the
     Directors to Issue New Shares Under Resolution 5b
     by Adding the Number of Shares Repurchased by the
     Company Under Resolution 5a                         Management  For           Voted - Against


107

CSI CHINA FIVE YEAR PLAN ETF




PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
DATANG INTERNATIONAL POWER GENERATION CO LTD
CUSIP: Y20020106
Meeting Date: 29-Oct-13 Meeting Type: Extraordinary General Meeting
    Please Note That This is an Amendment to Meeting Id
    237446 Due to Addition Of-resolutions 4.1 and 4.2.
    All Votes Received on the Previous Meeting Will be
    Di-sregarded and You Will Need to Reinstruct on
    This Meeting Notice. Thank You.                     Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' Only-for All Resolutions.
    Thank You.                                          Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking O-n the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0912/l-tn20130912658.pdf,
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/1015/l-tn20131015035.pdf and
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/101-5/ltn20131015039.pdf                     Non-Voting                Non-Voting
1   To Consider and Approve the "resolution on the
    Provision of Guarantee for the Financing of Ningxia
    Datang International Qingtongxia Photovoltaic Power
    Generation Limited"                                 Management  For           Voted - For
2   To Consider and Approve the "resolution on Changing
    the Auditor of the Company in 2013"                 Management  For           Voted - For
3   To Consider and Approve the "resolution on the
    Allowance Criteria for the Directors of the Eighth
    Session of the Board and the Supervisors of the
    Eighth Session of the Supervisory Committee"        Management  For           Voted - For
4.1 To Consider and Approve "the Resolution on the
    Proposal of Changing Shareholders' Representative
    Supervisor of the Company to be Considered at the
    General Meeting": to Approve the Appointment of Mr.
    Li Baoqing As Shareholders' Representative
    Supervisor                                          Management  For           Voted - Against
4.2 To Consider and Approve "the Resolution on the
    Proposal of Changing Shareholders' Representative
    Supervisor of the Company to be Considered at the
    General Meeting": to Approve the Cessation of
    Appointment of Mr. Zhou Xinnong As Shareholders'
    Representative Supervisor                           Management  For           Voted - Against
    17 Oct 13: Please Note That This is A Revision Due
    to Modification in the Text-of Resolutions 4.1 and
    4.2.                                                Non-Voting                Non-Voting
Meeting Date: 06-Dec-13 Meeting Type: Extraordinary General Meeting
    Please Note That This is an Amendment to Meeting Id
    251413 Due to Addition Of-resolutions 3 and 4. All
    Votes Received on the Previous Meeting Will be


108




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Disreg-arded and You Will Need to Reinstruct on
    This Meeting Notice. Thank You.                     Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking O-n the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/1021/ltn-20131021491.pdf,
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/1106/ltn-20131106851.pdf,
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/1106/lt-n20131106847.pdf and
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/1107-/ltn20131107520.pdf                       Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' Only-for All Resolutions.
    Thank You.                                          Non-Voting                Non-Voting
1   To Consider and Approve the "resolution on the
    Entering Into of the Financial Services Agreement
    with China Datang Finance Co., Ltd."                Management  For           Voted - Against
2   To Consider and Approve the "resolution on the
    Provision of Entrusted Loan (including the
    Entrusted Loan Framework Agreement) to Datang Inner
    Mongolia Duolun Coal Chemical Company Limited"      Management  For           Voted - For
3   To Consider and Approve the "resolution on the
    Issuance of Rmb 20 Billion of Super Short-term
    Debentures"                                         Management  For           Voted - Against
4   To Consider and Approve the "resolution of Non-
    Public Issuance of Rmb10 Billion of Debt Financing
    Instruments"                                        Management  For           Voted - Against
DONGFANG ELECTRIC CORPORATION LTD
CUSIP: Y20958107
Meeting Date: 19-Dec-13 Meeting Type: Class Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/1101/ltn201311011072.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/1101/ltn20131101938.pdf                      Non-Voting                Non-Voting
1.1 To Consider and Approve, Upon the Shareholders'
    Approval to Pass the Special Resolutions No. 1 to
    No. 2 As Contained in the Notice of the 2013 First
    Extraordinary General Meeting (the "egm") of the
    Company at the Egm and the A Shareholders' Approval
    to Pass the Special Resolutions No. 1 As Contained
    in the Notice of 2013 First A Shares Class Meeting
    (the "a Shares Class Meeting") at the A Shares
    Class Meeting Both on 19 December 2013, the
    Proposed Issue of A Share Convertible Bonds: Type
    of Securities to be Issued                          Management  For           Voted - For
1.2 To Consider and Approve, Upon the Shareholders'
    Approval to Pass the Special Resolutions No. 1 to


109




    CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    No. 2 As Contained in the Notice of the 2013 First
    Extraordinary General Meeting (the "egm") of the
    Company at the Egm and the A Shareholders' Approval
    to Pass the Special Resolutions No. 1 As Contained
    in the Notice of 2013 First A Shares Class Meeting
    (the "a Shares Class Meeting") at the A Shares
    Class Meeting Both on 19 December 2013, the
    Proposed Issue of A Share Convertible Bonds: Issue
    Size                                                Management  For           Voted - For
1.3 To Consider and Approve, Upon the Shareholders'
    Approval to Pass the Special Resolutions No. 1 to
    No. 2 As Contained in the Notice of the 2013 First
    Extraordinary General Meeting (the "egm") of the
    Company at the Egm and the A Shareholders' Approval
    to Pass the Special Resolutions No. 1 As Contained
    in the Notice of 2013 First A Shares Class Meeting
    (the "a Shares Class Meeting") at the A Shares
    Class Meeting Both on 19 December 2013, the
    Proposed Issue of A Share Convertible Bonds:
    Nominal Value and Issue Price                       Management  For           Voted - For
1.4 To Consider and Approve, Upon the Shareholders'
    Approval to Pass the Special Resolutions No. 1 to
    No. 2 As Contained in the Notice of the 2013 First
    Extraordinary General Meeting (the "egm") of the
    Company at the Egm and the A Shareholders' Approval
    to Pass the Special Resolutions No. 1 As Contained
    in the Notice of 2013 First A Shares Class Meeting
    (the "a Shares Class Meeting") at the A Shares
    Class Meeting Both on 19 December 2013, the
    Proposed Issue of A Share Convertible Bonds: Term   Management  For           Voted - For
1.5 To Consider and Approve, Upon the Shareholders'
    Approval to Pass the Special Resolutions No. 1 to
    No. 2 As Contained in the Notice of the 2013 First
    Extraordinary General Meeting (the "egm") of the
    Company at the Egm and the A Shareholders' Approval
    to Pass the Special Resolutions No. 1 As Contained
    in the Notice of 2013 First A Shares Class Meeting
    (the "a Shares Class Meeting") at the A Shares
    Class Meeting Both on 19 December 2013, the
    Proposed Issue of A Share Convertible Bonds:
    Interest Rate                                       Management  For           Voted - For
1.6 To Consider and Approve, Upon the Shareholders'
    Approval to Pass the Special Resolutions No. 1 to
    No. 2 As Contained in the Notice of the 2013 First
    Extraordinary General Meeting (the "egm") of the
    Company at the Egm and the A Shareholders' Approval
    to Pass the Special Resolutions No. 1 As Contained
    in the Notice of 2013 First A Shares Class Meeting
    (the "a Shares Class Meeting") at the A Shares
    Class Meeting Both on 19 December 2013, the
    Proposed Issue of A Share Convertible Bonds: Timing
    and Method of Interest Payment                      Management  For           Voted - For
1.7 To Consider and Approve, Upon the Shareholders'
    Approval to Pass the Special Resolutions No. 1 to
    No. 2 As Contained in the Notice of the 2013 First


110




     CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
     Extraordinary General Meeting (the "egm") of the
     Company at the Egm and the A Shareholders' Approval
     to Pass the Special Resolutions No. 1 As Contained
     in the Notice of 2013 First A Shares Class Meeting
     (the "a Shares Class Meeting") at the A Shares
     Class Meeting Both on 19 December 2013, the
     Proposed Issue of A Share Convertible Bonds:
     Conversion Period                                   Management  For           Voted - For
1.8  To Consider and Approve, Upon the Shareholders'
     Approval to Pass the Special Resolutions No. 1 to
     No. 2 As Contained in the Notice of the 2013 First
     Extraordinary General Meeting (the "egm") of the
     Company at the Egm and the A Shareholders' Approval
     to Pass the Special Resolutions No. 1 As Contained
     in the Notice of 2013 First A Shares Class Meeting
     (the "a Shares Class Meeting") at the A Shares
     Class Meeting Both on 19 December 2013, the
     Proposed Issue of A Share Convertible Bonds:
     Determination and Adjustment of Conversion Price    Management  For           Voted - For
1.9  To Consider and Approve, Upon the Shareholders'
     Approval to Pass the Special Resolutions No. 1 to
     No. 2 As Contained in the Notice of the 2013 First
     Extraordinary General Meeting (the "egm") of the
     Company at the Egm and the A Shareholders' Approval
     to Pass the Special Resolutions No. 1 As Contained
     in the Notice of 2013 First A Shares Class Meeting
     (the "a Shares Class Meeting") at the A Shares
     Class Meeting Both on 19 December 2013, the
     Proposed Issue of A Share Convertible Bonds:
     Downward Adjustment to Conversion Price             Management  For           Voted - For
1.10 To Consider and Approve, Upon the Shareholders'
     Approval to Pass the Special Resolutions No. 1 to
     No. 2 As Contained in the Notice of the 2013 First
     Extraordinary General Meeting (the "egm") of the
     Company at the Egm and the A Shareholders' Approval
     to Pass the Special Resolutions No. 1 As Contained
     in the Notice of 2013 First A Shares Class Meeting
     (the "a Shares Class Meeting") at the A Shares
     Class Meeting Both on 19 December 2013, the
     Proposed Issue of A Share Convertible Bonds:
     Conversion Method of A Shares                       Management  For           Voted - For
1.11 To Consider and Approve, Upon the Shareholders'
     Approval to Pass the Special Resolutions No. 1 to
     No. 2 As Contained in the Notice of the 2013 First
     Extraordinary General Meeting (the "egm") of the
     Company at the Egm and the A Shareholders' Approval
     to Pass the Special Resolutions No. 1 As Contained
     in the Notice of 2013 First A Shares Class Meeting
     (the "a Shares Class Meeting") at the A Shares
     Class Meeting Both on 19 December 2013, the
     Proposed Issue of A Share Convertible Bonds: Terms
     of Redemption                                       Management  For           Voted - For
1.12 To Consider and Approve, Upon the Shareholders'
     Approval to Pass the Special Resolutions No. 1 to
     No. 2 As Contained in the Notice of the 2013 First


111




     CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
     Extraordinary General Meeting (the "egm") of the
     Company at the Egm and the A Shareholders' Approval
     to Pass the Special Resolutions No. 1 As Contained
     in the Notice of 2013 First A Shares Class Meeting
     (the "a Shares Class Meeting") at the A Shares
     Class Meeting Both on 19 December 2013, the
     Proposed Issue of A Share Convertible Bonds: Terms
     of Sale Back                                         Management  For           Voted - For
1.13 To Consider and Approve, Upon the Shareholders'
     Approval to Pass the Special Resolutions No. 1 to
     No. 2 As Contained in the Notice of the 2013 First
     Extraordinary General Meeting (the "egm") of the
     Company at the Egm and the A Shareholders' Approval
     to Pass the Special Resolutions No. 1 As Contained
     in the Notice of 2013 First A Shares Class Meeting
     (the "a Shares Class Meeting") at the A Shares
     Class Meeting Both on 19 December 2013, the
     Proposed Issue of A Share Convertible Bonds:
     Dividend Rights of the Year of Conversion            Management  For           Voted - For
1.14 To Consider and Approve, Upon the Shareholders'
     Approval to Pass the Special Resolutions No. 1 to
     No. 2 As Contained in the Notice of the 2013 First
     Extraordinary General Meeting (the "egm") of the
     Company at the Egm and the A Shareholders' Approval
     to Pass the Special Resolutions No. 1 As Contained
     in the Notice of 2013 First A Shares Class Meeting
     (the "a Shares Class Meeting") at the A Shares
     Class Meeting Both on 19 December 2013, the
     Proposed Issue of A Share Convertible Bonds: Method
     of Issue and Target Subscribers                      Management  For           Voted - For
1.15 To Consider and Approve, Upon the Shareholders'
     Approval to Pass the Special Resolutions No. 1 to
     No. 2 As Contained in the Notice of the 2013 First
     Extraordinary General Meeting (the "egm") of the
     Company at the Egm and the A Shareholders' Approval
     to Pass the Special Resolutions No. 1 As Contained
     in the Notice of 2013 First A Shares Class Meeting
     (the "a Shares Class Meeting") at the A Shares
     Class Meeting Both on 19 December 2013, the
     Proposed Issue of A Share Convertible Bonds:
     Subscription Arrangement for Existing A Shareholders Management  For           Voted - For
1.16 To Consider and Approve, Upon the Shareholders'
     Approval to Pass the Special Resolutions No. 1 to
     No. 2 As Contained in the Notice of the 2013 First
     Extraordinary General Meeting (the "egm") of the
     Company at the Egm and the A Shareholders' Approval
     to Pass the Special Resolutions No. 1 As Contained
     in the Notice of 2013 First A Shares Class Meeting
     (the "a Shares Class Meeting") at the A Shares
     Class Meeting Both on 19 December 2013, the
     Proposed Issue of A Share Convertible Bonds: the Cb
     Holders and the Cb Holders' Meetings                 Management  For           Voted - For
1.17 To Consider and Approve, Upon the Shareholders'
     Approval to Pass the Special Resolutions No. 1 to
     No. 2 As Contained in the Notice of the 2013 First


112




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
     Extraordinary General Meeting (the "egm") of the
     Company at the Egm and the A Shareholders' Approval
     to Pass the Special Resolutions No. 1 As Contained
     in the Notice of 2013 First A Shares Class Meeting
     (the "a Shares Class Meeting") at the A Shares
     Class Meeting Both on 19 December 2013, the
     Proposed Issue of A Share Convertible Bonds: Use of
     Proceeds from the Proposed Issue of A Share
     Convertible Bonds                                   Management  For           Voted - For
1.18 To Consider and Approve, Upon the Shareholders'
     Approval to Pass the Special Resolutions No. 1 to
     No. 2 As Contained in the Notice of the 2013 First
     Extraordinary General Meeting (the "egm") of the
     Company at the Egm and the A Shareholders' Approval
     to Pass the Special Resolutions No. 1 As Contained
     in the Notice of 2013 First A Shares Class Meeting
     (the "a Shares Class Meeting") at the A Shares
     Class Meeting Both on 19 December 2013, the
     Proposed Issue of A Share Convertible Bonds:
     Guarantee                                           Management  For           Voted - For
1.19 To Consider and Approve, Upon the Shareholders'
     Approval to Pass the Special Resolutions No. 1 to
     No. 2 As Contained in the Notice of the 2013 First
     Extraordinary General Meeting (the "egm") of the
     Company at the Egm and the A Shareholders' Approval
     to Pass the Special Resolutions No. 1 As Contained
     in the Notice of 2013 First A Shares Class Meeting
     (the "a Shares Class Meeting") at the A Shares
     Class Meeting Both on 19 December 2013, the
     Proposed Issue of A Share Convertible Bonds:
     Account for Deposit of Proceeds                     Management  For           Voted - For
1.20 To Consider and Approve, Upon the Shareholders'
     Approval to Pass the Special Resolutions No. 1 to
     No. 2 As Contained in the Notice of the 2013 First
     Extraordinary General Meeting (the "egm") of the
     Company at the Egm and the A Shareholders' Approval
     to Pass the Special Resolutions No. 1 As Contained
     in the Notice of 2013 First A Shares Class Meeting
     (the "a Shares Class Meeting") at the A Shares
     Class Meeting Both on 19 December 2013, the
     Proposed Issue of A Share Convertible Bonds:
     Validity Period of the Resolutions in Relation to
     the Proposed Issue of A Share Convertible Bonds     Management  For           Voted - For
Meeting Date: 19-Dec-13 Meeting Type: Extraordinary General Meeting
     Please Note That the Company Notice and Proxy Form
     are Available by Clicking-on the Url Links:-
     Http://www.hkexnews.hk/listedco/listconews/sehk/
     2013/1101/ltn201311011015.pdf-and-
     Http://www.hkexnews.hk/listedco/listconews/sehk/
     2013/1101/ltn20131101862.pdf                        Non-Voting                Non-Voting
1.1  To Consider and Approve the Proposed Issue of A
     Share Convertible Bonds: Type of Securities to be
     Issued                                              Management  For           Voted - For


113




     CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
1.2  To Consider and Approve the Proposed Issue of A
     Share Convertible Bonds: Issue Size                 Management  For           Voted - For
1.3  To Consider and Approve the Proposed Issue of A
     Share Convertible Bonds: Nominal Value and Issue
     Price                                               Management  For           Voted - For
1.4  To Consider and Approve the Proposed Issue of A
     Share Convertible Bonds: Term                       Management  For           Voted - For
1.5  To Consider and Approve the Proposed Issue of A
     Share Convertible Bonds: Interest Rate              Management  For           Voted - For
1.6  To Consider and Approve the Proposed Issue of A
     Share Convertible Bonds: Timing and Method of
     Interest Payment                                    Management  For           Voted - For
1.7  To Consider and Approve the Proposed Issue of A
     Share Convertible Bonds: Conversion Period          Management  For           Voted - For
1.8  To Consider and Approve the Proposed Issue of A
     Share Convertible Bonds: Determination and
     Adjustment of Conversion Price                      Management  For           Voted - For
1.9  To Consider and Approve the Proposed Issue of A
     Share Convertible Bonds: Downward Adjustment to
     Conversion Price                                    Management  For           Voted - For
1.10 To Consider and Approve the Proposed Issue of A
     Share Convertible Bonds: Conversion Method of A
     Shares                                              Management  For           Voted - For
1.11 To Consider and Approve the Proposed Issue of A
     Share Convertible Bonds: Terms of Redemption        Management  For           Voted - For
1.12 To Consider and Approve the Proposed Issue of A
     Share Convertible Bonds: Terms of Sale Back         Management  For           Voted - For
1.13 To Consider and Approve the Proposed Issue of A
     Share Convertible Bonds: Dividend Rights of the
     Year of Conversion                                  Management  For           Voted - For
1.14 To Consider and Approve the Proposed Issue of A
     Share Convertible Bonds: Method of Issue and Target
     Subscribers                                         Management  For           Voted - For
1.15 To Consider and Approve the Proposed Issue of A
     Share Convertible Bonds: Subscription Arrangement
     for Existing A Shareholders                         Management  For           Voted - For
1.16 To Consider and Approve the Proposed Issue of A
     Share Convertible Bonds: the Cb Holders and the Cb
     Holders' Meetings                                   Management  For           Voted - For
1.17 To Consider and Approve the Proposed Issue of A
     Share Convertible Bonds: Use of Proceeds from the
     Proposed Issue of A Share Convertible Bonds         Management  For           Voted - For
1.18 To Consider and Approve the Proposed Issue of A
     Share Convertible Bonds: Guarantee                  Management  For           Voted - For
1.19 To Consider and Approve the Proposed Issue of A
     Share Convertible Bonds: Account for Deposit of
     Proceeds                                            Management  For           Voted - For
1.20 To Consider and Approve the Proposed Issue of A
     Share Convertible Bonds: Validity Period of the
     Resolutions in Relation to the Proposed Issue of A
     Share Convertible Bonds                             Management  For           Voted - For
2    To Authorize the Board to Deal with Matters in
     Relation to the Proposed Issue of A Share


114




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Convertible Bonds (details Please Refer to the
    Announcement)                                        Management  For           Voted - For
3   To Consider and Approve the Proposal in Respect of
    the Report on the Use of Proceeds from the Last
    Issue of Securities of the Company                   Management  For           Voted - For
4   To Consider and Approve the Proposal in Respect of
    the Feasibility Analysis Report on the Use of
    Proceeds from the Issue of A Share Convertible Bonds Management  For           Voted - For
Meeting Date: 29-Apr-14 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0313/ltn20140313445.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0313/ltn20140313429.pdf                       Non-Voting                Non-Voting
1   To Consider and Approve the Report of the Board of
    Directors of the Company for the Year Ended 31
    December 2013                                        Management  For           Voted - For
2   To Consider and Approve the Report of the
    Supervisory Committee of the Company for the Year
    Ended 31 December 2013                               Management  For           Voted - For
3   To Consider and Approve the Proposal for the
    Distribution of Profits After Tax for the Year
    Ended 31 December 2013, Including the Proposal for
    the Declaration and Payment of Final Dividend for
    the Year Ended 31 December 2013                      Management  For           Voted - For
4   To Consider and Approve the Audited Consolidated
    Financial Statements of the Company and Its
    Subsidiaries for the Year Ended 31 December 2013     Management  For           Voted - For
5   To Consider and Approve the Re-appointment of
    Shinewing Certified Public Accountants (special
    General Partnership) As the Auditors of the Company
    Auditing the Company's Financial Statements for the
    Year 2014 and Authorize the Board to Determine Its
    Remuneration                                         Management  For           Voted - For
6   To Consider and Approve the Adoption of the
    Company's Shareholders' Return Plan for the Next
    Three Years (2014-2016)                              Management  For           Voted - For
7   To Consider and Approve the Amendments to the
    Articles of Association; and Authorize the Board to
    Deal With, in Its Absolute Discretion, All Matters
    Relating to the Proposed Amendments to the Articles
    of Association : Article 191, Article 198            Management  For           Voted - For
Meeting Date: 24-Jun-14 Meeting Type: Extraordinary General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0508/ltn20140508417.pdf-and-


115




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0508/ltn20140508481.pdf                      Non-Voting                Non-Voting
1   To Consider and Approve the Appointment of Mr. Wang
    Zaiqiu As A Supervisor of the Company               Management  For           Voted - Against
DONGFENG MOTOR GROUP COMPANY LTD
CUSIP: Y21042109
Meeting Date: 20-Jun-14 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0428/ltn20140428746.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0428/ltn20140428675.pdf                      Non-Voting                Non-Voting
1   To Consider and Approve the Report of the Board of
    Directors (the "board") of the Company for the Year
    Ended 31 December 2013                              Management  For           Voted - For
2   To Consider and Approve the Report of the
    Supervisory Committee of the Company for the Year
    Ended 31 December 2013                              Management  For           Voted - For
3   To Consider and Approve the Report of the
    International Auditors Report and Audited Financial
    Statements of the Company for the Year Ended 31
    December 2013                                       Management  For           Voted - For
4   To Consider and Approve the Profit Distribution
    Proposal of the Company for the Year Ended 31
    December 2013 and to Authorise the Board to Deal
    with All Issues in Relation to the Company's
    Distribution of Final Dividend for the Year 2013    Management  For           Voted - For
5   To Consider and Approve the Authorisation to the
    Board to Deal with All Issues in Relation to the
    Company's Distribution of Interim Dividend for the
    Year 2014 in Its Absolute Discretion (including,
    But Not Limited To, Determining Whether to
    Distribute Interim Dividend for the Year 2014)      Management  For           Voted - For
6   To Consider and Approve the Appointment of
    PricewaterhouseCoopers Limited As the International
    Auditors of the Company, and PricewaterhouseCoopers
    Zhong Tian LLP As the Domestic Auditors of the
    Company for the Year 2014 to Hold Office Until the
    Conclusion of the Next Annual General Meeting, and
    to Authorise the Board to Fix Their Remuneration    Management  For           Voted - For
7   To Consider and Approve the Authorisation to the
    Board to Fix the Remuneration of the Directors and
    Supervisors of the Company for the Year 2014        Management  For           Voted - For
8   To Consider and Approve the Amendments to the Rules
    of Procedures of General Meeting                    Management  For           Voted - For


116




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
9   To Consider and Approve the Amendments to the Rules
    of Procedures of the Board Meeting                  Management  For           Voted - For
10  To Grant A General Mandate to the Board to Issue,
    Allot and Deal with Additional Shares in the
    Company Not Exceeding 20% of Each of Existing
    Domestic Shares and H Share in Issue                Management  For           Voted - Against
    02 May 2014: Please Note That This is A Revision
    Due to Receipt of Actual Reco-rd Date. If You Have
    Already Sent in Your Votes, Please Do Not Vote
    Again Unle-ss You Decide to Amend Your Original
    Instructions. Thank You.                            Non-Voting                Non-Voting
DONGYUE GROUP LTD
CUSIP: G2816P107
Meeting Date: 23-May-14 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0415/ltn201404151037.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0415/ltn201404151018.pdf                     Non-Voting                Non-Voting
1   To Receive, Consider and Adopt the Audited
    Consolidated Financial Statements of the Company
    and Its Subsidiaries and the Reports of the
    Directors and Auditors for the Year Ended 31
    December 2013                                       Management  For           Voted - For
2.a To Re-elect Mr. Cui Tongzheng As an Executive
    Director of the Company                             Management  For           Voted - For
2.b To Re-elect Mr. Liu Yi As an Independent
    Non-executive Director of the Company               Management  For           Voted - For
2.c To Re-elect Mr. Yue Rundong As an Independent
    Non-executive Director of the Company               Management  For           Voted - For
3   To Authorize the Board of Directors of the Company
    to Fix the Directors' Remuneration                  Management  For           Voted - For
4   To Re-appoint Deloitte Touche Tohmatsu As Auditors
    of the Company and to Authorize the Board of
    Directors of the Company to Fix Their Remuneration  Management  For           Voted - For
5   To Declare A Final Dividend for the Year Ended 31
    December 2013                                       Management  For           Voted - For
6.a To Grant General Mandate to the Directors to Issue
    New Shares of the Company                           Management  For           Voted - Against
6.b To Grant General Mandate to the Directors to
    Repurchase Shares of the Company                    Management  For           Voted - For
6.c To Extend the General Mandate to Issue New Shares
    of the Company by Adding the Number of the Shares
    Repurchased                                         Management  For           Voted - Against


117

CSI CHINA FIVE YEAR PLAN ETF




PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
ENN ENERGY HOLDINGS LTD, GEORGE TOWN
CUSIP: G3066L101
Meeting Date: 30-Dec-13  Meeting Type: Extraordinary General Meeting
      Please Note That Shareholders are Allowed to Vote
      'in Favor' Or 'against' For-resolution "1", Abstain
      is Not A Voting Option on This Meeting               Non-Voting                Non-Voting
      Please Note That the Company Notice and Proxy Form
      are Available by Clicking-on the Url Links:-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2013/1209/ltn20131209029.pdf-and-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2013/1209/ltn20131209027.pdf                       Non-Voting                Non-Voting
1     To Approve the Supplemental Deed of Non- Competition Management  For           Voted - For
Meeting Date: 30-May-14  Meeting Type: Annual General Meeting
      Please Note That the Company Notice and Proxy Form
      are Available by Clicking-on the Url Links:-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2014/0428/ltn20140428115.pdf-and-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2014/0428/ltn20140428097.pdf                       Non-Voting                Non-Voting
      Please Note That Shareholders are Allowed to Vote
      'in Favor' Or 'against' For-all Resolutions,
      Abstain is Not A Voting Option on This Meeting       Non-Voting                Non-Voting
1     To Receive and Consider the Audited Financial
      Statements for the Year Ended 31 December 2013
      Together with the Directors' and Independent
      Auditor's Reports                                    Management  For           Voted - For
2     To Declare A Final Dividend of Hkd 48 Cents Per
      Share for the Year Ended 31 December 2013            Management  For           Voted - For
3.a.i To Re-elect Mr. Wang Yusuo As Director               Management  For           Voted - For
3a.ii To Re-elect Mr. Yu Jianchao As Director              Management  For           Voted - For
3aiii To Re-elect Ms. Yien Yu Yu, Catherine As Director    Management  For           Voted - Against
3a.iv To Re-elect Mr. Wang Zizheng As Director             Management  For           Voted - For
3.a.v To Re-elect Mr. Ma Zixiang As Director               Management  For           Voted - For
3a.vi To Re-elect Mr. Yuen Po Kwong As Director            Management  For           Voted - For
3.b   To Resolve Not to Fill Up the Vacated Offices
      Resulting from the Retirement of Mr. Zhao Jinfeng
      and Mr. Kong Chung Kau As Directors                  Management  For           Voted - For
3.c   To Authorise the Board of Directors to Fix the
      Directors' Remuneration                              Management  For           Voted - For
4     To Re-appoint Deloitte Touche Tohmatsu As Auditors
      and to Authorise the Board of Directors to Fix
      Their Remuneration                                   Management  For           Voted - For
5     To Give A General Mandate to the Directors to Issue
      New Shares of the Company (ordinary Resolution in
      Item No. 5 of the Notice of Annual General Meeting)  Management  For           Voted - Against


118




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
6   To Give A General Mandate to the Directors to
    Repurchase Shares of the Company (ordinary
    Resolution in Item No. 6 of the Notice of Annual
    General Meeting)                                     Management  For           Voted - For
7   To Extend the General Mandate to be Given to the
    Directors to Issue Shares (ordinary Resolution in
    Item No. 7 of the Notice of Annual General Meeting)  Management  For           Voted - Against
FIRST TRACTOR COMPANY LIMITED
CUSIP: Y25714109
Meeting Date: 30-Dec-13 Meeting Type: Extraordinary General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/1114/ltn20131114251.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/1114/ltn20131114235.pdf                       Non-Voting                Non-Voting
1   To Consider and Approve the Appointment of Mr. Wang
    Erlong As A Non-executive Director of the Company
    for A Term from 30 December 2013 to 19 December 2015 Management  For           Voted - For
2   To Consider and Approve the Amendments to the
    "rules of Procedures of Board Meetings" of the
    Company                                              Management  For           Voted - For
Meeting Date: 29-May-14 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'abstain'- Only for Resolution
    Numbers "11 and 12". Thank You.                      Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0411/ltn20140411700.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0411/ltn20140411706.pdf                       Non-Voting                Non-Voting
O.1 To Consider and Approve the Report of the Board
    (the "board") of Directors (the "directors") of the
    Company for the Year 2013                            Management  For           Voted - For
O.2 To Consider and Approve the Report of the
    Supervisory Committee of the Company for the Year
    2013                                                 Management  For           Voted - For
O.3 To Consider and Approve the Audited Financial
    Report of the Company for the Year 2013              Management  For           Voted - For
O.4 To Consider and Approve the Profit Distribution
    Proposal of the Company for the Year Ended 31
    December 2013: the Board Recommends the Following
    Profit Distribution Proposal for 2013: A Cash
    Dividend of Rmb0.6 (tax Inclusive) for Every Ten
    Shares on the Basis of the Total Share Capital of
    the Company of 995,900,000 Shares As at 31 December
    2013                                                 Management  For           Voted - For
                        119





    CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
O.5 To Consider and Approve the Re- Appointment of
    Baker Tilly China Certified Public Accountants and
    Baker Tilly Hong Kong Limited As the Prc and Hong
    Kong Auditors of the Company Respectively for the
    Year 2014, and to Authorize the Board to Decide
    Their Remunerations in the Total Amount of No More
    Than Rmb2,500,000                                    Management  For           Voted - For
O.6 To Consider and Approve the Re- Appointment of
    Baker Tilly China Certified Public Accountants As
    the Internal Control Auditor of the Company for the
    Year 2014, with the Audit Fees of Rmb480,000         Management  For           Voted - For
O.7 To Consider and Approve the Resolution in Relation
    to Provision of Guarantees by the Company for
    Dealers of Agricultural Machinery Products Under
    the Brand Name of "dong Fanghong"                    Management  For           Voted - For
O.8 To Consider and Approve the Resolution in Relation
    to Provision of Guarantees by the Company for
    Subsidiaries, Yto (luoyang) Forklift Company
    Limited, Yto (luoyang) Transporting Machinery
    Company Limited and Yto (luoyang) Shentong
    Engineering Machinery Company Limited                Management  For           Voted - For
O.9 To Consider and Approve the Amendments to the
    "rules of Procedures for the Supervisory Committee"
    of the Company (details of Which are Set Out in the
    Announcement of the Company Dated 27 March 2014)     Management  For           Voted - For
O.10 To Consider and Approve the Appointment of Mr. Yu
    Zengbiao As the Independent Non-executive Director
    of the Company for A Term from 29 May 2014 to 19
    December 2015                                        Management  For           Voted - For
O.11 To Consider and Approve the Appointment of Mr. Wang
    Kejun As the Non-executive Director of the Company
    for A Term from 29 May 2014 to 19 December 2015      Management  For           Voted - For
O.12 To Consider and Approve the Appointment of Mr. Wu
    Zongyan As the Non-executive Director of the
    Company for A Term from 29 May 2014 to 19 December
    2015                                                 Management  For           Voted - For
S.1 To Consider and Approve the Amendments to the
    Articles of Association of the Company (details of
    Which are Set Out in the Announcement of the
    Company Dated 27 March 2014), and That Any Director
    be and is Hereby Authorised to Modify the Wordings
    of Such Amendments As Appropriate (such Amendments
    Will Not be Required to be Approved by the
    Shareholders of the Company) and Execute All Such
    Documents And/or Do All Such Acts As the Directors
    May, in Their Absolute Discretion, Deem Necessary
    Or Expedient and in the Interest of the Company in
    Order to Deal with Other Related Issues Arising
    from the Amendments to the Articles of Association
    of the Company                                       Management  For           Voted - For
    23 Apr 2014: Please Note That This is A Revision
    Due to Change in Split Voting-tag from N to Y. If
    You Have Already Sent in Your Votes, Please Do Not


120




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Vote A-gain Unless You Decide to Amend Your
      Original Instructions. Thank You.                    Non-Voting                Non-Voting
FOSUN INTERNATIONAL LTD
CUSIP: Y2618Y108
Meeting Date: 28-May-14 Meeting Type: Annual General Meeting
      Please Note in the Hong Kong Market That A Vote of
      "abstain" Will be Treated-the Same As A "take No
      Action" Vote.                                        Non-Voting                Non-Voting
      Please Note That the Company Notice and Proxy Form
      are Available by Clicking-on the Url Links:-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2014/0423/ltn20140423192.pdf-and-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2014/0423/ltn20140423190.pdf                       Non-Voting                Non-Voting
1     To Receive and Consider the Audited Consolidated
      Financial Statements and the Reports of the Board
      of Directors of the Company and of Auditors for the
      Year Ended 31 December 2013                          Management  For           Voted - For
2     To Declare A Final Dividend for the Year Ended 31
      December 2013                                        Management  For           Voted - For
3.I   To Re-elect Mr. Liang Xinjun As Executive Director
      of the Company                                       Management  For           Voted - Against
3.II  To Re-elect Mr. Fan Wei As Non- Executive Director
      of the Company                                       Management  For           Voted - Against
3.III To Re-elect Mr. Qin Xuetang As Executive Director
      of the Company                                       Management  For           Voted - Against
3.IV To Re-elect Mr. Wu Ping As Executive Director of
      the Company                                          Management  For           Voted - Against
3.V   To Authorise the Board of Directors of the Company
      to Fix the Remuneration of the Directors of the
      Company                                              Management  For           Voted - For
4     To Re-appoint Ernst & Young As Auditors and to
      Authorise the Board of Directors of the Company to
      Fix Their Remuneration                               Management  For           Voted - For
5     To Give A General Mandate to the Directors of the
      Company to Purchase the Shares of the Company Not
      Exceeding 10% of the Total Issued Shares of the
      Company As at the Date of Passing of This Resolution Management  For           Voted - For
6     To Give A General Mandate to the Directors of the
      Company to Issue, Allot and Deal with Additional
      Shares of the Company Not Exceeding 20% of the
      Total Issued Shares of the Company As at the Date
      of Passing of This Resolution.                       Management  For           Voted - Against
7     To Extend the General Mandate Granted to the
      Directors of the Company to Issue, Allot and Deal
      with Additional Shares of the Company by the Total
      Shares Repurchased by the Company                    Management  For           Voted - Against
8     To Grant an Unconditional Mandate to the Directors
      of the Company to Grant Options Under the Share


121




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Option Scheme and to Allot and Issue Shares of the
    Company As and When Any Options May be Granted
    Under the Share Option Scheme are Exercised         Management  For           Voted - For
FREETECH ROAD RECYCLING TECHNOLOGY (HOLDINGS)           LT
CUSIP: G3728H100
Meeting Date: 30-May-14 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0428/ltn20140428574.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0428/ltn20140428612.pdf                      Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
1   To Receive and Consider the Audited Consolidated
    Financial Statements of the Company and Its
    Subsidiaries and the Reports of the Directors and
    Auditor for the Year Ended 31 December 2013         Management  For           Voted - For
2   To Declare A Final Dividend of Hk5.5 Cents Per
    Share for the Year Ended 31 December 2013           Management  For           Voted - For
3.A To Re-elect Ms. Sze Wan Nga As Executive Director   Management  For           Voted - For
3.B To Re-elect Mr. Chan Kai King As Executive Director Management  For           Voted - For
3.C To Re-elect Mr. Lau Ching Kwong As Independent
    Non-executive Director                              Management  For           Voted - For
3.D To Re-elect Mr. Wang Lei As Non- Executive Director Management  For           Voted - For
3.E To Authorise the Board of Directors to Fix the
    Remuneration of the Directors of the Company        Management  For           Voted - For
4   To Re-appoint Messrs. Ernst & Young As Auditors and
    to Authorise the Board of Directors to Fix Their
    Remuneration                                        Management  For           Voted - For
5   To Give A General and Unconditional Mandate to the
    Directors to Repurchase Shares of the Company       Management  For           Voted - For
6   To Give A General and Unconditional Mandate to the
    Directors to Issue, Allot and Deal with Additional
    Shares of the Company                               Management  For           Voted - Against
7   To Extend the General Mandate Granted to the
    Directors to Issue Additional Shares of the Company
    by the Aggregate Nominal Amount of the Shares
    Repurchased by the Company                          Management  For           Voted - Against


122

CSI CHINA FIVE YEAR PLAN ETF




PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
GCL-POLY ENERGY HOLDINGS LTD
CUSIP: G3774X108
Meeting Date: 23-May-14 Meeting Type: Annual General Meeting
      Please Note That Shareholders are Allowed to Vote
      'in Favor' Or 'against' For-all Resolutions,
      Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
      Please Note That the Company Notice and Proxy Form
      are Available by Clicking-on the Url Links:-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2014/0415/ltn20140415323.pdf-and-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2014/0415/ltn20140415303.pdf                      Non-Voting                Non-Voting
1     To Receive and Consider the Audited Consolidated
      Financial Statements and the Reports of the
      Directors and Auditor for the Year Ended 31
      December 2013                                       Management  For           Voted - For
2.i   To Re-elect Mr. Zhu Gongshan As an Executive
      Director                                            Management  For           Voted - Against
2.ii  To Re-elect Mr. Ji Jun As an Executive Director     Management  For           Voted - For
2.iii To Re-elect Ms. Sun Wei As an Executive Director    Management  For           Voted - For
2.iv  To Authorise the Board of Directors to Fix the
      Remuneration of the Directors                       Management  For           Voted - For
3     To Re-appoint Deloitte Touche Tohmatsu As Auditor
      of the Company and to Authorise the Board of
      Directors to Fix Their Remuneration                 Management  For           Voted - For
4.a   To Grant A General Mandate to the Directors to
      Allot, Issue and Deal with Additional Shares of the
      Company                                             Management  For           Voted - Against
4.b   To Grant A General Mandate to the Directors to
      Repurchase Shares of the Company                    Management  For           Voted - For
4.c   To Extend the General Mandate to the Directors to
      Allot, Issue and Deal with Additional Shares by the
      Addition of Number of Shares Repurchased by the
      Company                                             Management  For           Voted - Against
GEELY AUTOMOBILE HOLDINGS LTD, GEORGE TOWN
CUSIP: G3777B103
Meeting Date: 27-Jan-14 Meeting Type: Extraordinary General Meeting
      Please Note That Shareholders are Allowed to Vote
      'in Favor' Or 'against' For-all Resolutions,
      Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
      Please Note That the Company Notice and Proxy Form
      are Available by Clicking-on the Url Links:-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2014/0107/ltn20140107304.pdf-and-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2014/0107/ltn20140107266.pdf                      Non-Voting                Non-Voting


123




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
1   To Approve, Ratify and Confirm the Jv Agreement (as
    Defined in the Circular of the Company Dated 8
    January 2014 (the "circular")) and the Grant of the
    Call Option (as Defined in the Circular) and the
    Transactions Contemplated Thereunder                 Management  For           Voted - For
2   To Approve, Ratify and Confirm the Grant of the Put
    Option (as Defined in the Circular) and the
    Transactions Contemplated Thereunder                 Management  For           Voted - For
Meeting Date: 29-May-14 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0326/ltn20140326171.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0326/ltn20140326135.pdf                       Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting       Non-Voting                Non-Voting
1   To Receive and Consider the Report of the
    Directors, Audited Financial Statements and
    Auditors' Report for the Year Ended 31 December 2013 Management  For           Voted - For
2   To Declare A Final Dividend for the Year Ended 31
    December 2013                                        Management  For           Voted - For
3   To Re-elect Mr. Ang Siu Lun, Lawrence As an
    Executive Director                                   Management  For           Voted - For
4   To Re-elect Mr. Liu Jin Liang As an Executive
    Director                                             Management  For           Voted - For
5   To Re-elect Mr. Lee Cheuk Yin, Dannis As an
    Independent Non-executive Director                   Management  For           Voted - For
6   To Re-elect Mr. Yeung Sau Hung, Alex As an
    Independent Non-executive Director                   Management  For           Voted - For
7   To Re-elect Mr. Wang Yang As an Independent
    Non-executive Director                               Management  For           Voted - For
8   To Authorise the Board of Directors of the Company
    to Fix the Remuneration of the Directors             Management  For           Voted - For
9   To Re-appoint Grant Thornton Hong Kong Limited As
    the Auditors of the Company and to Authorise the
    Board of Directors of the Company to Fix Their
    Remuneration                                         Management  For           Voted - For
10  To Grant A General Mandate to the Directors to
    Repurchase the Company's Shares                      Management  For           Voted - For
11  To Grant A General Mandate to the Directors to
    Issue, Allot and Otherwise Deal with the Company's
    Shares                                               Management  For           Voted - Against
12  To Extend the General Mandate to Allot and Issue
    New Shares                                           Management  For           Voted - Against


124

CSI CHINA FIVE YEAR PLAN ETF




PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
GOLDEN EAGLE RETAIL GROUP LTD, WAN CHAI
CUSIP: G3958R109
Meeting Date: 23-Jan-14 Meeting Type: Extraordinary General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0108/ltn20140108011.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0108/ltn20140108007.pdf                      Non-Voting                Non-Voting
1   To Approve and Ratify the Entering Into of the 2014
    Master Property Management Services Agreement       Management  For           Voted - For
2   To Approve the Proposed Annual Caps for the
    Property Management Fees Payable Under the 2014
    Master Property Management Services Agreement for
    Each of the Three Years Ending 31 December 2016     Management  For           Voted - For
3   To Approve and Ratify the Entering Into of the 2014
    Decoration Services Agreement                       Management  For           Voted - For
4   To Approve the Proposed Annual Caps for the
    Consideration Payable Under the 2014 Decoration
    Services Agreement for Each of the Three Years
    Ending 31 December 2016                             Management  For           Voted - For
Meeting Date: 21-May-14 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0416/ltn20140416037.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0416/ltn20140416027.pdf                      Non-Voting                Non-Voting
1   To Consider and Adopt the Audited Consolidated
    Financial Statements of the Company and Its
    Subsidiaries and the Reports of the Directors and
    Auditor for the Year Ended 31 December 2013         Management  For           Voted - For
2   To Declare and Approve A Final Dividend of Rmb0.203
    Per Share for the Year Ended 31 December 2013       Management  For           Voted - For
3.a To Re-elect Mr. Wong Chi Keung As A Director        Management  For           Voted - For
3.b To Elect Mr. Lay Danny J As A Director              Management  For           Voted - For
3.c To Authorise the Remuneration Committee of the
    Company to Fix the Remuneration of the Directors    Management  For           Voted - For
4   To Re-appoint Messrs. Deloitte Touche Tohmatsu As
    Auditor of the Company and to Authorise the Board
    of Directors to Fix Their Remuneration              Management  For           Voted - For


125




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
5.a To Grant A General Mandate to the Directors to
    Issue Shares of the Company                         Management  For           Voted - Against
5.b To Grant A General Mandate to the Directors to
    Repurchase Shares of the Company                    Management  For           Voted - For
5.c To Increase the Maximum Nominal Amount of Share
    Capital Which the Directors are Authorised to
    Allot, Issue and Deal with Pursuant to the General
    Mandate Set Out in Resolution No.5a by the
    Aggregate Nominal Amount of Shares Repurchased
    Pursuant to the General Mandate Set Out in
    Resolution No.5b                                    Management  For           Voted - Against
    18 Apr 2014: Please Note That This is A Revision
    Due to Modification to Number-ing of Resolution 4.
    If You Have Already Sent in Your Votes, Please Do
    Not Vot-e Again Unless You Decide to Amend Your
    Original Instructions. Thank You                    Non-Voting                Non-Voting
GOME ELECTRICAL APPLIANCES HOLDING LTD
CUSIP: G3978C124
Meeting Date: 17-Apr-14 Meeting Type: Special General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0326/ltn201403261210.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0326/ltn201403261076.pdf                     Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
1   (1) Certain Share Repurchases Conducted by the
    Company Between 22 January 2008 and 5 February 2008
    Involving Approximately 129.8 Million Shares of the
    Company (of Which Approximately 70% Were Originally
    Held by Or for Mr. Wong Kwong Yu) (the "share
    Repurchases") be Approved, Confirmed and Ratified;
    (2) Certain Breaches of Duties to the Company by
    Mr. Wong Kwong Yu and Ms. Du Juan As More
    Particularly Set Out in Paragraphs 42 and 43 of the
    Statement of Agreed Facts Included As Appendix I to
    the Circular (the "breaches of Duties") be
    Approved, Confirmed and Ratified; and (3) the
    Payment of Hkd 420,608,765.75 in Aggregate by Contd Management  For           Voted - For
    Contd Mr. Wong Kwong Yu and Ms. Du Juan to the
    Company in Full and Final-compensation in Order for
    Mr. Wong Kwong Yu, Ms. Du Juan, Shinning
    Crown-holdings Inc., Shine Group Limited and Any
    Other Persons to be Released From-all Liabilities
    and Claims Arising from the Share Repurchases and
    The-breaches of Duties be Confirmed and Approved    Non-Voting                Non-Voting


126




                         CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
Meeting Date: 10-Jun-14  Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0505/ltn20140505355.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0505/ltn20140505388.pdf                      Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
1   To Receive and Adopt the Audited Consolidated
    Financial Statements and the Reports of the
    Directors and Auditors of the Company for the Year
    Ended 31 December 2013                              Management  For           Voted - For
2   To Approve the Proposed Final Dividend for the Year
    Ended 31 December 2013 of Hkd 1.3 Cents Per
    Ordinary Share                                      Management  For           Voted - For
3   To Re-elect Mr. Zhu Jia As A Non- Executive
    Director of the Company                             Management  For           Voted - For
4   To Re-elect Ms. Wang Li Hong As A Non- Executive
    Director of the Company                             Management  For           Voted - For
5   To Re-elect Mr. Sze Tsai Ping, Michael, Who Has
    Already Served the Company for More Than Nine (9)
    Years As an Independent Non-executive Director of
    the Company, As an Independent Non-executive
    Director of the Company                             Management  For           Voted - For
6   To Re-elect Mr. Chan Yuk Sang, Who Has Already
    Served the Company for More Than Nine (9) Years As
    an Independent Non-executive Director of the
    Company, As an Independent Non-executive Director
    of the Company                                      Management  For           Voted - For
7   To Authorise the Board of Directors of the Company
    to Fix the Directors' Remuneration                  Management  For           Voted - For
8   To Re-appoint Ernst & Young As Auditors of the
    Company and to Authorise the Board of Directors of
    the Company to Fix Their Remuneration               Management  For           Voted - For
9   To Grant to the Board of Directors of the Company
    the General Mandate to Allot, Issue and Deal with
    the Company's Shares                                Management  For           Voted - Against
10  To Grant to the Board of Directors of the Company
    the General Mandate to Repurchase the Company's
    Shares                                              Management  For           Voted - For
GOODBABY INTERNATIONAL HOLDINGS LTD, GRAND CAYMAN
CUSIP: G39814101
Meeting Date: 23-May-14  Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
                         127





                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    K/2014/0422/ltn20140422171.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0422/ltn20140422185.pdf                       Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting.      Non-Voting                Non-Voting
1   To Receive the Audited Consolidated Financial
    Statements of the Company and Its Subsidiaries and
    the Reports of the Directors and Auditors of the
    Company for the Year Ended 31 December 2013          Management  For           Voted - For
2   To Declare A Final Dividend of Hkd 0.05 Per
    Ordinary Share for the Year Ended 31 December 2013   Management  For           Voted - For
3A  To Re-designate Ms. Chiang Yun As Independent
    Non-executive Director                               Management  For           Voted - For
3B  To Re-elect Mr. Iain Ferguson Bruce As Independent
    Non-executive Director                               Management  For           Voted - For
3C  To Re-elect Mr. Martin Pos As Executive Director     Management  For           Voted - For
3D  To Re-elect Mr. Michael Nan Qu As Executive Director Management  For           Voted - For
3E  To Authorize the Board of Directors to Fix the
    Respective Directors' Remuneration                   Management  For           Voted - For
4   To Re-appoint Ernst & Young As Auditors and to
    Authorize the Board of Directors to Fix Their
    Remuneration                                         Management  For           Voted - For
5   To Give A General Mandate to the Directors to
    Repurchase Shares of the Company Not Exceeding 10%
    of the Aggregate Nominal Amount of the Issued Share
    Capital of the Company As at the Date of Passing of
    This Resolution                                      Management  For           Voted - For
6   To Give A General Mandate to the Directors to
    Issue, Allot and Deal with Additional Shares of the
    Company Not Exceeding 20% of the Aggregate Nominal
    Amount of the Issued Share Capital of the Company
    As at the Date of Passing of This Resolution         Management  For           Voted - Against
7   To Extend the General Mandate Granted to the
    Directors to Issue, Allot and Deal with Additional
    Shares in the Capital of the Company by the
    Aggregate Nominal Amount of the Shares Repurchased
    by the Company                                       Management  For           Voted - Against
GREAT WALL MOTOR CO LTD
CUSIP: Y2882P106
Meeting Date: 09-May-14 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0321/ltn20140321930.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0321/ltn20140321978.pdf                       Non-Voting                Non-Voting
1   To Consider and Approve the Audited Financial
    Report of the Company for the Year 2013 (details


128




    CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Stated in the Annual Report of the Company for the
    Year 2013)                                           Management  For           Voted - For
2   To Consider and Approve the Report of the Board for
    the Year 2013 (details Stated in the Annual Report
    of the Company for the Year 2013)                    Management  For           Voted - For
3   To Consider and Approve the Profit Distribution
    Proposal for the Year 2013 (details Stated in the
    Circular of the Company Dated 21 March 2014)         Management  For           Voted - For
4   To Consider and Approve the Annual Report of the
    Company for the Year 2013 and Its Summary Report
    (published on the Company's Website: Www.gwm.com.cn) Management  For           Voted - For
5   To Consider and Approve the Report of the
    Independent Directors for the Year 2013 (published
    on the Company's Website: Www. Gwm.com.cn)           Management  For           Voted - For
6   To Consider and Approve the Report of the
    Supervisory Committee for the Year 2013 (details
    Stated in the Annual Report of the Company for the
    Year 2013)                                           Management  For           Voted - For
7   To Consider and Approve the Strategies of the
    Company for the Year 2014 (details Stated in the
    Circular of the Company Dated 21 March 2014)         Management  For           Voted - For
8   To Consider and Approve the Re-appointment of
    Deloitte Touche Tohmatsu Certified Public
    Accountants LLP As the Company's External Auditor
    for the Year Ending 31 December 2014, the Term of
    Such Re-appointment Shall Commence from the Date on
    Which This Resolution is Passed Until the Date of
    the Next Agm, and to Authorise the Board of
    Directors (the "board") of the Company to Fix Its
    Remunerations (details Stated in the Circular Dated
    21 March 2014)                                       Management  For           Voted - For
9   To Re-elect Mr. Wei Jian Jun As an Executive
    Director of the Company for A Term of Office
    Commencing from 9 May 2014 and Ending on the Expiry
    of the Term of the Fifth Session of the Board, and
    to Authorise the Board to Determine His
    Remuneration and to Enter Into the Relevant Service
    Agreement on Behalf of the Company with Him          Management  For           Voted - Against
10  To Re-elect Mr. Liu Ping Fu As an Executive
    Director of the Company for A Term of Office
    Commencing from 9 May 2014 and Ending on the Expiry
    of the Fifth Session of the Board, and to Authorise
    the Board to Determine His Remuneration and to
    Enter Into the Relevant Service Agreement on Behalf
    of the Company with Him                              Management  For           Voted - Against
11  To Re-elect Ms. Wang Feng Ying As an Executive
    Director of the Company for A Term of Office
    Commencing from 9 May 2014 and Ending on the Expiry
    of the Fifth Session of the Board, and to Authorise
    the Board to Determine Her Remuneration and to
    Enter Into the Relevant Service Agreement on Behalf
    of the Company with Her                              Management  For           Voted - Against
12  To Re-elect Mr. Hu Ke Gang As an Executive Director
    of the Company for A Term of Office Commencing from


129




    CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    9 May 2014 and Ending on the Expiry of the Fifth
    Session of the Board, and to Authorise the Board to
    Determine His Remuneration and to Enter Into the
    Relevant Service Agreement on Behalf of the Company
    with Him                                             Management  For           Voted - Against
13  To Re-elect Ms. Yang Zhi Juan As an Executive
    Director of the Company for A Term of Office
    Commencing from 9 May 2014 and Ending on the Expiry
    of the Fifth Session of the Board, and to Authorise
    the Board to Determine Her Remuneration and to
    Enter Into the Relevant Service Agreement on Behalf
    of the Company with Her                              Management  For           Voted - Against
14  To Re-elect Mr. He Ping As A Non-executive Director
    of the Company for A Term Commencing from 9 May
    2014 and Ending on the Expiry of the Fifth Session
    of the Board, and Authorise the Board to Determine
    His Remuneration and to Enter Into the Relevant
    Appointment Letter on Behalf of the Company with Him Management  For           Voted - Against
15  To Re-elect Mr. Niu Jun As A Non-executive Director
    of the Company for A Term Commencing from 9 May
    2014 and Ending on the Expiry of the Fifth Session
    of the Board, and Authorise the Board to Determine
    His Remuneration (if Any) and Enter Into the
    Relevant Appointment Letter on Behalf of the
    Company with Him                                     Management  For           Voted - Against
16  To Re-elect Mr. Wong Chi Hung, Stanley As an
    Independent Non-executive Director of the Company
    for A Term of Office Commencing from 9 May 2014 and
    Ending on the Expiry of the Fifth Session of the
    Board, and Authorise the Board to Determine His
    Remuneration and to Enter Into the Relevant
    Appointment Letter on Behalf of the Company with Him Management  For           Voted - For
17  To Elect Mr. Lu Chuang As an Independent Non-
    Executive Director of the Company for A Term of
    Office Commencing from 9 May 2014 and Ending on the
    Expiry of the Fifth Session of the Board, and
    Authorise the Board to Determine His Remuneration
    and to Enter Into the Relevant Appointment Letter
    on Behalf of the Company with Him                    Management  For           Voted - For
18  To Elect Mr. Liang Shang Shang As an Independent
    Non-executive Director of the Company for A Term of
    Office Commencing from 9 May 2014 and Ending on the
    Expiry of the Fifth Session of the Board, and
    Authorise the Board to Determine His Remuneration
    and to Enter Into the Relevant Appointment Letter
    on Behalf of the Company with Him                    Management  For           Voted - For
19  To Elect Mr. Ma Li Hui As an Independent Non-
    Executive Director of the Company for A Term of
    Office Commencing from 9 May 2014 and Ending on the
    Expiry of the Fifth Session of the Board, and
    Authorise the Board to Determine His Remuneration
    and to Enter Into the Relevant Appointment Letter
    on Behalf of the Company with Him                    Management  For           Voted - For


130




    CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
20  To Re-elect Ms. Luo Jin Li As an Independent
    Supervisor of the Company for A Term of Office
    Commencing from 9 May 2014 and Ending on the Expiry
    of the Fifth Session of the Supervisory Committee
    of the Company (the "supervisory Committee"), and
    Authorise the Supervisory Committee to Determine
    Her Remuneration and Enter Into the Relevant
    Service Agreement on Behalf of the Company with Her Management  For           Voted - For
21  To Elect Ms. Zong Yi Xiang As an Independent
    Supervisor of the Company for A Term of Office
    Commencing from 9 May 2014 and Ending on the Expiry
    of the Fifth Session of the Supervisory Committee,
    and Authorise the Supervisory Committee to
    Determine Her Remuneration and Enter Into the
    Relevant Service Agreement on Behalf of the Company
    with Her                                            Management  For           Voted - For
22  To Consider And, If Thought Fit, to Approve the
    Proposed Grant of the Following Mandate to the
    Board: (1) an Unconditional General Mandate to
    Allot, Issue and Deal with Additional Shares in the
    Capital of the Company, Whether A Shares Or H
    Shares. Such Unconditional General Mandate Can be
    Exercised Once Or More Than Once During the
    Relevant Period, Subject to the Following
    Conditions: (a) Such Mandate Shall Not Extend
    Beyond the Relevant Period Save That the Board May
    During the Relevant Period Make Or Grant Offers,
    Agreements Or Options Which Might Require the
    Exercise of Such Powers After the Relevant Period;
    (b) the Aggregate Nominal Amount of Shares, Whether
    A Shares Or H Shares Allotted, Issued and Dealt
    with Or Agreed Conditionally Or Unconditionally to
    be Allotted, Issued and Dealt with by the Board
    Pursuant to Contd                                   Management  For           Voted - Against
    Contd Such Mandate, Shall Not Exceed: (i) 20%,
    Being 401,848,600 A Shares, Of-the Aggregate
    Nominal Amount of A Shares in Issue; and (ii) 20%,
    Being-206,636,000 H Shares, of the Aggregate
    Nominal Amount of H Shares in Issue,- in Each Case
    As of the Date of This Resolution; and (c) the
    Board Shall Only-exercise Its Power Under Such
    Mandate in Accordance with the Company Law Of-the
    Prc and the Rules Governing the Listing of
    Securities on the Stock-exchange of Hong Kong
    Limited (as the Same May be Amended from Time to
    Time)-and Only If All                               Non-Voting                Non-Voting
    Necessary Approvals from the China Securities
    Regulatory-commission And/or Other Relevant Prc
    Governmental Authorities are Obtained;-and (2)
    Contingent on the Board Resolving to Issue Shares
    Pursuant To-sub-paragraph (1) of This Resolution,
    the Board be Authorised To: (a)- Approve, Execute
    Contd                                                                         Non-Voting
    Contd and Do Or Procure to be Executed and Done,
    All Such Documents, Deeds-and Things As It May
    131





CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                            PROPOSED BY MGT. POSITION REGISTRANT VOTED
Consider Necessary in Connection with the Issue of
Such-new Shares Including (without Limitation): (i)
Determine the Class and Number-of Shares to be
Issued; (ii) Determine the Issue Price of the New
Shares;-(iii) Determine the Opening and Closing
Dates of the New Issue; (iv)- Determine the Use of
Proceeds of the New Issue; (v) Determine the Class
And-number of New Shares (if Any) to be Issued to
the Existing Shareholders; (vi)-make Or Grant Such
Offers, Agreements and Options As May be Necessary
in The-exercise of Such Powers; and (vii) in the
Case of an Offer Or Placement Of-shares to the
Shareholders of the Company, Exclude Shareholders
of The-company Who are Resident Outside the Prc Or
the Hong Kong Special- Administrative Contd         Non-Voting                Non-Voting
Contd Region of the Prc on Account of Prohibitions
Or Requirements Under-overseas Laws Or Regulations
Or for Some Other Reason(s) Which the
Board-considers Expedient; (b) Increase the
Registered Capital of the Company In-accordance
with the Actual Increase of Capital by Issuing
Shares Pursuant To-sub-paragraph (1) of This
Resolution, Register the Increased Capital with
The- Relevant Authorities in the Prc and Make Such
Amendments to the Articles Of-association of the
Company As It Thinks Fi T So As to Reflect the
Increase In-the Registered Capital of the Company;
and (c) Make All Necessary Fi Lings-and
Registrations with the Relevant Prc, Hong Kong
And/or Other Authorities-for the Purpose of This
Resolution: "a Shares" Means Domestic Shares in
The-share Capital of the Company, with A Nominal
Value of Rmb1.00 Each, Which-contd                  Non-Voting                Non-Voting
Contd are Subscribed for and Traded in Renminbi by
the Prc Investors; "board"-means the Board of
Directors of the Company; "h Shares" Means the
Overseas-listed Foreign Shares in the Share Capital
of the Company, with A Nominal-value of Rmb1.00
Each, Which are Subscribed for and Traded in Hong
Kong-dollars; and "relevant Period" Means the
Period from the Passing of This-resolution Until
Whichever is the Earliest Of: (a) the Conclusion of
the Next-annual General Meeting of the Company
Following the Passing of This-resolution; Or (b)
the Expiration of the 12-month Period Following
The-passing of This Resolution; Or (c) the Date on
Which the Authority Set Out-this Resolution is
Revoked Or Varied by A Special Resolution of
The-shareholders in A General Meeting               Non-Voting                Non-Voting
23 That the Board be and is Hereby Authorised to
Repurchase A Shares and H Shares of the Company:
(a) Subject to Paragraphs (b) and (c) Below, the
Exercise by the Board During the Relevant Period of
All the Powers of the Company to Repurchase A
Shares of Rmb1 Each of the Company in Issue and


132




CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                            PROPOSED BY MGT. POSITION REGISTRANT VOTED
Listed on the Shanghai Stock Exchange and H Shares
of Rmb1 Each of the Company in Issue and Listed on
the Hong Kong Stock Exchange, Subject to and in
Accordance with All Applicable Laws, Regulations
and Rules And/or Requirements of the Governmental
Or Regulatory Body of Securities in the Prc, the
Hong Kong Stock Exchange, the Shanghai Stock
Exchange Or Any Other Governmental Or Regulatory
Body be and is Hereby Approved; (b) the Aggregate
Nominal Amount of A Shares Authorised to be
Repurchased Pursuant to the Approval in Paragraph
(a) Contd                                           Management  For           Voted - For
Contd Above During the Relevant Period Shall Not
Exceed 10% of the Number Of-a Shares in Issue As at
the Date of the Passing of This Resolution and
The-passing of the Relevant Resolutions at the
Class Meetings of Shareholders Of-the Company.
Pursuant to the Prc Laws and Regulations, If the
Company Wishes-to Repurchase A Shares, the Company
is Required to Seek Further Approval From-its
Shareholders in A General Meeting for the
Repurchase of A Shares Even-where the General
Mandate Set Out Above is Granted, But the Company
is Not-required to Seek Shareholders' Approval at
the A Shareholders' Class Meeting-or the H
Shareholders' Class Meeting. the Aggregate Nominal
Amount of H- Shares Authorised to be Repurchased
Pursuant to the Approval in Paragraph (a)-above
During the Relevant Period Shall Not Exceed 10% of
the Number of H-contd                               Non-Voting                Non-Voting
Contd Shares in Issue As at the Date of the Passing
of This Resolution And-the Passing of the Relevant
Resolutions at the Class Meetings of
Shareholders-of the Company (c) the Approval in
Paragraph (a) Above Shall be Conditional-upon: the
Passing of A Special Resolution in the Same Terms
As the Resolution-set Out in This Paragraph (except
for This Sub-paragraph (c)) at the H- Shareholders'
Class Meeting of the Company to be Held on Friday,
9 May 2014-(or on Such Adjourned Date As May be
Applicable); and the A Shareholders'-class Meeting
of the Company to be Held on Friday, 9 May 2014 (or
on Such- Adjourned Date As May be Applicable); (d)
Subject to the Approval of All-relevant Government
Authorities in the Prc for the Repurchase of Such
Shares-of the Company Being Granted and Subject to
the Above-mentioned Conditions,-the Contd           Non-Voting                Non-Voting
Contd Board be and is Hereby Authorised To: (i)
Execute All Such Documents-and Do All Such Acts and
Things and to Sign All Documents and to Take
Any-steps As They Consider Desirable, Necessary Or
Expedient in Connection With-and to Give Effect to
the Repurchase of Shares Contemplated Under
Paragraph-(a) Above in Accordance with the
Applicable Laws, Regulations and Rules; And-(ii)


133




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Make Amendments to the Articles of Association of
    the Company As Deemed-appropriate by the Board So
    As to Reduce the Registered Capital of The-company
    and to Reflect the New Capital Structure of the
    Company and to Make-related Statutory Registration
    and Fi Ling Procedures; and (e) for The-purpose of
    This Resolution: "a Shares" Means Domestic Shares
    in the Share-capital of the Company, with A Nominal
    Value of Rmb1.00 Each, Which Are-subscribed Contd   Non-Voting                Non-Voting
    Contd for and Traded in Renminbi by the Prc
    Investors; "a Shareholder(s)"-means Holders of A
    Share(s); "a Shareholders' Class Meeting" Means the
    Class-meeting of A Shareholders; "board" Means the
    Board of Directors of The- Company; "h Shares"
    Means the Overseas Listed Foreign Shares in the
    Share-capital of the Company, with A Nominal Value
    of Rmb1.00 Each, Which Are-subscribed for and
    Traded in Hong Kong Dollars "h Shareholder(s)"
    Means- Holders of H Share(s); "h Shareholders'
    Class Meeting" Means the Class-meeting of H
    Shareholders; "hong Kong Stock Exchange" Means the
    Stock-exchange of Hong Kong Limited; and "relevant
    Period" Means the Period From-the Passing of This
    Special Resolution Until Whichever is the Earlier
    Of: (i)-the Conclusion of the Next Annual General
    Meeting of the Company Following-the Passing of
    This Contd                                          Non-Voting                Non-Voting
    Contd Resolution; (ii) the Expiration of A Period
    of Twelve Months Following-the Passing of This
    Resolution at the Annual General Meeting, and
    The-relevant Resolutions at the H Shareholders'
    Class Meeting and the A-shareholders' Class
    Meeting; Or (iii) the Date on Which the Authority-
    Conferred by This Special Resolution is Revoked Or
    Varied by A Special-resolution of Shareholders at A
    General Meeting, Or by A Special Resolution-of
    Shareholders at A H Shareholders' Class Meeting Or
    an A Shareholders'-class Meeting                    Non-Voting                Non-Voting
    25 Mar 2014: Please Note That This is A Revision
    Due to Modification to the Te-xt of Resolution 18.
    If You Have Already Sent in Your Votes, Please Do
    Not Ret-urn This Proxy Form Unless You Decide to
    Amend Your Original Instructions. Tha-nk You.       Non-Voting                Non-Voting
Meeting Date: 09-May-14 Meeting Type: Class Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0321/ltn20140321948.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0321/ltn20140321992.pdf                      Non-Voting                Non-Voting
1   That the Board be and is Hereby Authorised to
    Repurchase A Shares and H Shares of the Company:
    (a) Subject to Paragraphs (b) and (c) Below, the
                                                        134





CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                             PROPOSED BY MGT. POSITION REGISTRANT VOTED
Exercise by the Board During the Relevant Period of
All the Powers of the Company to Repurchase A
Shares of Rmb1 Each of the Company in Issue and
Listed on the Shanghai Stock Exchange and H Shares
of Rmb1 Each of the Company in Issue and Listed on
the Hong Kong Stock Exchange, Subject to and in
Accordance with All Applicable Laws, Regulations
and Rules And/or Requirements of the Governmental
Or Regulatory Body of Securities in the Prc, the
Hong Kong Stock Exchange, the Shanghai Stock
Exchange Or Any Other Governmental Or Regulatory
Body be and is Hereby Approved; (b) the Aggregate
Nominal Amount of A Shares Authorised to be
Repurchased Pursuant to the Approval in Paragraph
(a) Contd                                            Management  For           Voted - For
Contd Above During the Relevant Period Shall Not
Exceed 10% of the Number Of-a Shares in Issue As at
the Date of the Passing of This Resolution and
The-passing of the Relevant Resolutions at the
Annual General Meeting of The- Company and the A
Shareholders' Class Meeting. Pursuant to the Prc
Laws And- Regulations, If the Company Wishes to
Repurchase A Shares, the Company Is-required to
Seek Further Approval from Its Shareholders in A
General Meeting-for the Repurchase of A Shares Even
Where the General Mandate Set Out Above-is Granted,
But the Company is Not Required to Seek
Shareholders' Approval At-the A Shareholders' Class
Meeting Or the H Shareholders' Class Meeting.
The-aggregate Nominal Amount of H Shares Authorised
to be Repurchased Pursuant To-the Approval in
Paragraph (a) Above During the Relevant Period
Shall Not-contd                                      Non-Voting                Non-Voting
Contd Exceed 10% of the Number of H Shares in Issue
As at the Date of The-passing of This Resolution
and the Passing of the Relevant Resolutions at
The-annual General Meeting of the Company and the A
Shareholders' Class Meeting;-(c) the Approval in
Paragraph (a) Above Shall be Conditional Upon:
The-passing of A Special Resolution in the Same
Terms As The                                         Non-Voting                Non-Voting
Resolution Set Out-in This Paragraph (except for
This Sub-paragraph (c)) at the Annual General-
Meeting of the Company to be Held on Friday, 9 May
2014 (or on Such Adjourned-date As May be
Applicable); and the A Shareholders' Class Meeting
of The-company to be Held on Friday, 9 May 2014 (or
on Such Adjourned Date As May Be- Applicable); (d)
Subject to the Approval of All Relevant
Government-authorities in the Prc for the
Repurchase of Such Shares of the Company Being-contd                           Non-Voting
Contd Granted and Subject to the Above- Mentioned
Conditions, the Board be And-is Hereby Authorised
To: (i) Execute All Such Documents and Do All Such
Acts-and Things and to Sign All Documents and to
135





                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                            PROPOSED BY MGT. POSITION REGISTRANT VOTED
Take Any Steps As They Consider-desirable,
Necessary Or Expedient in Connection with and to
Give Effect To-the Repurchase of Shares
Contemplated Under Paragraph (a) Above in
Accordance-with the Applicable Laws, Regulations
and Rules; and (ii) Make Amendments To-the Articles
of Association of the Company As Deemed Appropriate
by the Board-so As to Reduce the Registered Capital
of the Company and to Reflect the New C-apital
Structure of the Company and to Make Related
Statutory Registration A-nd Fi Ling Procedures;
and (e) for the Purpose of This Resolution: "a
S-hares" Means Domestic Shares in the Share Capital
of the Company, Contd                               Non-Voting                Non-Voting
Contd with A Nominal Value of Rmb1.00 Each, Which
are Subscribed for And-traded in Renminbi by the
Prc Investors; "a Shareholder(s)" Means Holders
Of-a Share(s); "a Shareholders' Class Meeting"
Means the Class Meeting of A- Shareholders; "board"
Means the Board of Directors of the Company; "h
Shares"-means the Overseas Listed Foreign Shares in
the Share Capital of the Company,-with A Nominal
Value of Rmb1.00 Each, Which are Subscribed for and
Traded In-hong Kong Dollars; "h Shareholder(s)"
Means Holders of H Share(s); "h-shareholders' Class
Meeting" Means the Class Meeting of H Shareholders;
"hong-kong Stock Exchange" Means the Stock Exchange
of Hong Kong Limited; And-"relevant Period" Means
the Period from the Passing of This
Special-resolution Until Whichever is the Earlier
Of: (i) the Conclusion of the Next-annual Contd     Non-Voting                Non-Voting
Contd General Meeting of the Company Following the
Passing of This-resolution; (ii) the Expiration of
A Period of Twelve Months Following The-passing of
This Resolution at the H Shareholders' Class
Meeting and The-relevant Resolutions at the Annual
General Meeting and the A Shareholders'-class
Meeting; Or (iii) the Date on Which the Authority
Conferred by This-special Resolution is Revoked Or
Varied by A Special Resolution Of-shareholders at A
General Meeting, Or by A Special Resolution of
Shareholders-at A H Shareholders' Class Meeting Or
an A Shareholders' Class Meeting                    Non-Voting                Non-Voting
GUANGZHOU AUTOMOBILE GROUP CO., LTD, PRC
CUSIP: Y2931M104
Meeting Date: 16-Dec-13 Meeting Type: Extraordinary General Meeting
Please Note That This is an Amendment to Meeting Id
254968 Due to Addition Of-resolutions 2.1 to 2.5.
All Votes Received on the Previous Meeting Will be
Dis-regarded and You Will Need to Reinstruct on
This Meeting Notice. Thank You.                     Non-Voting                Non-Voting


136




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking O-n the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/1129/ltn-20131129885.pdf,
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/1129/ltn-20131129789.pdf and
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/1129/-ltn20131129781.pdf                     Non-Voting                Non-Voting
1   Resolution in Relation to the Application for
    Issuing Short-term Financing Bonds by the Company   Management  For           Voted - For
2.1 Resolution Regarding the Appointment of Independent
    Director of Guangzhou Automobile Group Co., Ltd: Fu
    Yuwu                                                Management  For           Voted - For
2.2 Resolution Regarding the Appointment of Independent
    Director of Guangzhou Automobile Group Co., Ltd:
    Lan Hailin                                          Management  For           Voted - For
2.3 Resolution Regarding the Appointment of Independent
    Director of Guangzhou Automobile Group Co., Ltd:
    Wang Susheng                                        Management  For           Voted - For
2.4 Resolution Regarding the Appointment of Independent
    Director of Guangzhou Automobile Group Co., Ltd:
    Leung Lincheong                                     Management  For           Voted - For
2.5 Resolution Regarding the Appointment of Independent
    Director of Guangzhou Automobile Group Co., Ltd: Li
    Fangjin                                             Management  For           Voted - For
Meeting Date: 30-Jun-14 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0513/ltn20140513519.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0513/ltn20140513533.pdf                      Non-Voting                Non-Voting
1   Resolution in Relation to the Annual Report of the
    Company and Its Summary for the Year 2013           Management  For           Voted - For
2   Resolution in Relation to the Work Report of the
    Board of Directors of the Company for the Year 2013 Management  For           Voted - For
3   Resolution in Relation to the Work Report of the
    Supervisory Committee of the Company for the Year
    2013                                                Management  For           Voted - For
4   Resolution in Relation to the Financial Report for
    the Year 2013                                       Management  For           Voted - For
5   Resolution in Relation to the Profit Distribution
    Proposal for the Year 2013                          Management  For           Voted - For
6   Resolution in Relation to the Adjustment of
    Allowance of Independent Directors                  Management  For           Voted - For
7   Resolution in Relation to the Appointment of the
    Auditors for the Year 2014                          Management  For           Voted - For
8   Resolution in Relation to the Appointment of the
    Internal Control Auditors for the Year 2014         Management  For           Voted - For


137




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
GUANGZHOU BAIYUNSHAN PHARMACEUTICAL HOLDINGS            CO
CUSIP: Y2932P106
Meeting Date: 30-Dec-13 Meeting Type: Extraordinary General Meeting
    Please Note That the Company Notice is Available by
    Clicking on the Url Link:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/1106/ltn20131106877.pdf A-nd
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/1108/ltn20131108117.pd-f                       Non-Voting                Non-Voting
O.1 The Resolution on Adjustment to Financial Budget
    Report of the Company for Year 2013                 Management  For           Voted - For
O.2 The Resolution in Relation to the Purchase and Sale
    Connected Transactions Agreement Entered Into
    Between the Company, Guangzhou Pharmaceuticals
    Corporation and Hutchison Whampoa Guangzhou
    Baiyunshan Chinese Medicine Company Limited         Management  For           Voted - For
O.3 The Resolution in Relation to the Distribution of
    Special Dividend                                    Management  For           Voted - For
O.4 The Resolution in Relation to the Amendments to the
    Rules of Procedures for the General Meeting of
    Guangzhou Baiyunshan Pharmaceutical Holdings
    Company Limited                                     Management  For           Voted - Abstain
O.5 The Resolution in Relation to the Amendments to the
    Rules of Procedures for the Board Meeting of
    Guangzhou Baiyunshan Pharmaceutical Holdings
    Company Limited                                     Management  For           Voted - Abstain
S.1 The Resolution in Relation to the Proposed
    Amendments to the Articles of Association of the
    Company                                             Management  For           Voted - For
    08 Nov 2013: Please Note That This is A Revision
    Due to Receipt of Additional- Url. If You Have
    Already Sent in Your Votes, Please Do Not Return
    This Proxy F-orm Unless You Decide to Amend Your
    Original Instructions. Thank You.                   Non-Voting                Non-Voting
Meeting Date: 28-Jan-14 Meeting Type: Extraordinary General Meeting
    Please Note That This is an Amendment to Meeting Id
    265731 Due to Change in Re-cord Date from 27 Dec to
    29 Nov 2013. All Votes Received on the Previous
    Meeti-ng Will be Disregarded and You Will Need to
    Reinstruct on This Meeting Notice.- Thank You.      Non-Voting                Non-Voting
    Please Note That the Company Notice is Available by
    Clicking on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/1210/ltn20131210511.pdf;-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/1210/ltn20131210520.pdf                      Non-Voting                Non-Voting
                                                        138





    CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
S.1 The Resolution on Proposed Amendment to the
    Articles of Association of the Guangzhou Baiyunshan
    Pharmaceutical Holdings Company Limited: Article 123 Management  For           Voted - For
O.1 The Resolution in Relation to the Amendment to the
    Rules of Procedures for the Board of Guangzhou
    Baiyunshan Pharmaceutical Holdings Company Limited   Management  For           Voted - Abstain
O.2.1To Elect Mr. Li Chuyuan As an Executive Director of
    the New Session of the Board Whose Term of Office
    Shall be Three Years Commencing from the Date of
    His Appointment Up to the Date on Which the Members
    of the New Session of the Board are Elected          Management  For           Voted - Against
O.2.2To Elect Mr. Chen Mao As an Executive Director of
    the New Session of the Board Whose Term of Office
    Shall be Three Years Commencing from the Date of
    His Appointment Up to the Date on Which the Members
    of the New Session of the Board are Elected          Management  For           Voted - Against
O.2.3To Elect Ms. Liu Juyan As an Executive Director of
    the New Session of the Board Whose Term of Office
    Shall be Three Years Commencing from the Date of
    Her Appointment Up to the Date on Which the Members
    of the New Session of the Board are Elected          Management  For           Voted - Against
O.2.4To Elect Ms. Cheng Ning As an Executive Director of
    the New Session of the Board Whose Term of Office
    Shall be Three Years Commencing from the Date of
    Her Appointment Up to the Date on Which the Members
    of the New Session of the Board are Elected          Management  For           Voted - Against
O.2.5To Elect Mr. Ni Yidong As an Executive Director of
    the New Session of the Board Whose Term of Office
    Shall be Three Years Commencing from the Date of
    His Appointment Up to the Date on Which the Members
    of the New Session of the Board are Elected          Management  For           Voted - Against
O.2.6To Elect Mr. Wu Changhai As an Executive Director
    of the New Session of the Board Whose Term of
    Office Shall be Three Years Commencing from the
    Date of His Appointment Up to the Date on Which the
    Members of the New Session of the Board are Elected  Management  For           Voted - Against
O.2.7To Elect Mr. Wang Wenchu As an Executive Director
    of the New Session of the Board Whose Term of
    Office Shall be Three Years Commencing from the
    Date of His Appointment Up to the Date on Which the
    Members of the New Session of the Board are Elected  Management  For           Voted - Against
O.2.8To Elect Mr. Wong Lung Tak Patrick As an
    Independent Non-executive Director of the New
    Session of the Board Whose Term of Office Shall be
    Three Years Commencing from the Date of His
    Appointment Up to the Date on Which the Members of
    the New Session of the Board are Elected             Management  For           Voted - For
O.2.9To Elect Mr. Qiu Hongzhong As an Independent
    Non-executive Director of the New Session of the
    Board Whose Term of Office Shall be Three Years
    Commencing from the Date of His Appointment Up to
    the Date on Which the Members of the New Session of
    the Board are Elected                                Management  For           Voted - For
    139





                          CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
O.210 To Elect Mr. Fang Shuting As an Independent
    Non-executive Director of the New Session of the
    Board Whose Term of Office Shall be Three Years
    Commencing from the Date of His Appointment Up to
    the Date on Which the Members of the New Session of
    the Board are Elected                                Management  For           Voted - For
O.211 To Elect Mr. Chu Xiaoping As an Independent
    Non-executive Director of the New Session of the
    Board Whose Term of Office Shall be Three Years
    Commencing from the Date of His Appointment Up to
    the Date on Which the Members of the New Session of
    the Board are Elected                                Management  For           Voted - For
O.212 To Elect Mr. Xian Jiaxiong As A Supervisor of the
    New Session of the Supervisory Committee Whose Term
    of Office Shall be Three Years Commencing from the
    Date of His Appointment Up to the Date on Which the
    Members of the New Session of the Supervisory
    Committee are Elected                                Management  For           Voted - For
O.213 To Elect Ms. Wu Yan As A Supervisor of the New
    Session of the Supervisory Committee Whose Term of
    Office Shall be Three Years Commencing from the
    Date of Her Appointment Up to the Date on Which the
    Members of the New Session of the Supervisory
    Committee are Elected                                Management  For           Voted - For
O.3 Provision of Guarantees by the Company to Secure
    Bank Loans Amounted to Rmb1 Billion for Guangzhou
    Baiyunshan Pharmaceutical Hong Kong Company
    Limited, A Wholly-owned Subsidiary of the Company    Management  For           Voted - For
Meeting Date: 26-Jun-14   Meeting Type: Annual General Meeting
    08 May 2014: Please Note That the Company Notice is
    Available by Clicking on T-he Url Links
    :http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0428/-ltn201404281308.pdf,
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/050-8/ltn20140508509.pdf                      Non-Voting                Non-Voting
1   Report of the Board of the Company for Year 2013     Management  For           Voted - For
2   Report of the Supervisory Committee of the Company
    for Year 2013                                        Management  For           Voted - For
3   Financial Reports of the Company for Year 2013       Management  For           Voted - For
4   Auditors' Reports of the Company for Year 2013       Management  For           Voted - For
5   Proposal for Profit Distribution and Dividend
    Payment of the Company for Year 2013                 Management  For           Voted - For
6   Financial Budget Report of the Company for Year 2014 Management  For           Voted - For
7   Total Service Emoluments to be Paid to the
    Directors of the Company for Year 2014               Management  For           Voted - For
8   Total Service Emoluments to be Paid to the
    Supervisors of the Company for Year 2014             Management  For           Voted - For
9   Provision of Guarantees by the Company to Secure
    Bank Loans for Its Subsidiaries                      Management  For           Voted - Abstain
10  Provision of Guarantees by Guangzhou Baiyunshan Bai
    Di Bio- Technology Co., Ltd., A Subsidiary of the
                                      140





                         CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                               PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Company, to Secure Bank Loans for Guangzhou Nuo
    Cheng Biotechnology Co., Ltd. in Proportion to the
    Shareholding Therein                               Management  For           Voted - Abstain
11  Application by the Company for the Bank Loans No
    More Than Rmb2 Billion                             Management  For           Voted - For
12  Re-appointment of Bdo China Shu Lun Pan Certified
    Public Accountants LLP As Auditors of the Company
    for Year 2014, and the Proposal to the
    Shareholders' Meeting to Authorize the Board to
    Determine Their Remuneration                       Management  For           Voted - For
13  Re-appointment of Bdo China Shu Lun Pan Certified
    Public Accountants LLP As Auditors for the Internal
    Control of the Company for Year 2014, and the
    Proposal to the Shareholders' Meeting to Authorize
    the Board to Determine Their Remuneration          Management  For           Voted - For
14  Daily Connected Transactions Forecast of the
    Company and Guangzhou Wang Lao Ji Pharmaceutical
    Company Limited for Year 2014                      Management  For           Voted - Abstain
15  The Shareholder Return Plan for the Next Three
    Years (2014-2016) of Guangzhou Baiyunshan
    Pharmaceutical Holdings Company Limited            Management  For           Voted - For
S.1 The Resolution on the Proposed Amendments to the
    Articles of Association of the Guangzhou Baiyunshan
    Pharmaceutical Holdings Company Limited            Management  For           Voted - For
S.2 The Resolution on Proposed Execution of Agreement
    on Compensation of Net Profit by Guangzhou
    Pharmaceutical Holdings Limited                    Management  For           Voted - For
    08 May 2014: Please Note That This is A Revision
    Due to Modification to Number-ing of Resolutions
    S.1, S.2 and Addition of Url Link. If You Have
    Already Sent-in Your Votes, Please Do Not Vote
    Again Unless You Decide to Amend Your Origi-nal
    Instructions. Thank You.                           Non-Voting                Non-Voting
GUODIAN TECHNOLOGY & ENVIRONMENT GROUP                 CO
CUSIP: Y2960J113
Meeting Date: 16-May-14  Meeting Type: Annual General Meeting
    Please Note That This is an Amendment to Meeting Id
    304543 Due to Splitting Of-resolutions 10 and 11.
    All Votes Received on the Previous Meeting Will be
    Dis-regarded and You Will Need to Reinstruct on
    This Meeting Notice. Thank You.                    Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting     Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking O-n the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0429/ltn-20140429089.pdf,
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0429/ltn-20140429093.pdf and
                                                       141





     CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
     Http://www.hkexnews.hk/listedco/listconews/seh
     K/2014/0331/-ltn20140331314.pdf                     Non-Voting                Non-Voting
1    To Receive and Approve the Adoption of the Report
     of the Board of Directors (the "board") of the
     Company for the Year Ended December 31, 2013        Management  For           Voted - For
2    To Receive and Approve the Adoption of the Report
     of the Board of Supervisors of the Company for the
     Year Ended December 31, 2013                        Management  For           Voted - For
3    To Receive and Approve the Adoption of the
     Company's Audited Financial Statements As Of, and
     for the Year Ended, December 31, 2013               Management  For           Voted - For
4    To Consider and Approve the Company's Profit
     Distribution Plan for the Year Ended December 31,
     2013, Namely, the Proposal for Distribution of A
     Final Dividend in Cash of Rmb1.7 Cents Per Share
     (before Tax) and Rmb103,084,090.0 in Aggregate
     (before Tax) for the Year Ended December 31, 2013,
     and to Authorize the Board to Implement the
     Aforesaid Distribution                              Management  For           Voted - For
5    To Consider and Approve the Remuneration Plan for
     Directors of the Company for the Year Ending
     December 31, 2014                                   Management  For           Voted - For
6    To Consider and Approve the Remuneration Plan for
     Supervisors of the Company for the Year Ending
     December 31, 2014                                   Management  For           Voted - For
7    To Consider, Approve, Confirm and Ratify the Change
     of Prc Auditors for the Year of 2013                Management  For           Voted - For
8    To Consider and Approve the Re- Appointment of
     Union Power Certified Public Accountants (special
     General Partnership) As the Company's Prc Auditors
     for the Year of 2014 for A Term Until the
     Conclusion of the Next Annual General Meeting of
     the Company, and to Authorize the Audit Committee
     Under the Board to Determine Their Remuneration     Management  For           Voted - For
9    To Consider and Approve the Re- Appointment of KPMG
     As the Company's International Auditors for the
     Year 2014 for A Term Until the Conclusion of the
     Next Annual General Meeting of the Company, and to
     Authorize the Audit Committee of the Board to
     Determine Their Remuneration                        Management  For           Voted - For
10.1 To Consider and Approve the Resolution in Respect
     of the Members of the Second Session of the Board:
     to Consider and Approve the Re-appointment of Mr.
     Yang Guang As an Executive Director of the Company
     for A Term of Three Years with Immediate Effect, to
     Authorize the Remuneration and Appraisal Committee
     of the Board to Determine the Remuneration of Mr.
     Yang, and to Authorize Any One of the Executive
     Directors of the Company to Enter Into A Service
     Contract Or Such Other Documents with Mr. Yang and
     to Handle All Other Relevant Matters on Behalf of
     the Company                                         Management  For           Voted - Against
10.2 To Consider and Approve the Resolution in Respect
     of the Members of the Second Session of the Board:


142




     CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
     to Consider and Approve the Re-appointment of Mr.
     Feng Shuchen As A Non-executive Director of the
     Company for A Term of Three Years with Immediate
     Effect, to Authorize the Remuneration and Appraisal
     Committee of the Board to Determine the
     Remuneration of Mr. Feng, and to Authorize Any One
     of the Executive Directors of the Company to Enter
     Into A Letter of Appointment Or Such Other
     Documents with Mr. Feng and to Handle All Other
     Relevant Matters on Behalf of the Company           Management  For           Voted - Against
10.3 To Consider and Approve the Resolution in Respect
     of the Members of the Second Session of the Board:
     to Consider and Approve the Re-appointment of Mr.
     Yan Andrew Y. As A Non-executive Director of the
     Company for A Term of Three Years with Immediate
     Effect, to Authorize the Remuneration and Appraisal
     Committee of the Board to Determine the
     Remuneration of Mr. Yan, and to Authorize Any One
     of the Executive Directors of the Company to Enter
     Into A Letter of Appointment Or Such Other
     Documents with Mr. Yan and to Handle All Other
     Relevant Matters on Behalf of the Company           Management  For           Voted - Against
10.4 To Consider and Approve the Resolution in Respect
     of the Members of the Second Session of the Board:
     to Consider and Approve the Re-appointment of Ms.
     Wang Hongyan As an Executive Director of the
     Company for A Term of Three Years with Immediate
     Effect, to Authorize the Remuneration and Appraisal
     Committee of the Board to Determine the
     Remuneration of Ms. Wang, and to Authorize Any One
     of the Executive Directors of the Company to Enter
     Into A Service Contract Or Such Other Documents
     with Ms. Wang and to Handle All Other Relevant
     Matters on Behalf of the Company                    Management  For           Voted - Against
10.5 To Consider and Approve the Resolution in Respect
     of the Members of the Second Session of the Board:
     to Consider and Approve the Appointment of Mr. Wang
     Zhongqu As A Non-executive Director of the Company
     for A Term of Three Years with Immediate Effect, to
     Authorize the Remuneration and Appraisal Committee
     of the Board to Determine the Remuneration of Mr.
     Wang, and to Authorize Any One of the Executive
     Directors of the Company to Enter Into A Letter of
     Appointment Or Such Other Documents with Mr. Wang
     and to Handle All Other Relevant Matters on Behalf
     of the Company                                      Management  For           Voted - Against
10.6 To Consider and Approve the Resolution in Respect
     of the Members of the Second Session of the Board:
     to Consider and Approve the Appointment of Mr.
     Zhang Wenjian As A Non-executive Director of the
     Company for A Term of Three Years with Immediate
     Effect, to Authorize the Remuneration and Appraisal
     Committee of the Board to Determine the
     Remuneration of Mr. Zhang, And                      Management  For           Voted - Against


143




     CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
     To Authorize Any One of the Executive Directors of
     the Company to Enter Into A Letter of Appointment
     Or Such Other Documents with Mr. Zhang and to
     Handle All Other Relevant Matters on Behalf of the
     Company                                                                       Non-Voting
10.7 To Consider and Approve the Resolution in Respect
     of the Members of the Second Session of the Board:
     to Consider and Approve the Appointment of Mr. Fei
     Zhi As an Executive Director of the Company for A
     Term of Three Years with Immediate Effect, to
     Authorize the Remuneration and Appraisal Committee
     of the Board to Determine the Remuneration of Mr.
     Fei, and to Authorize Any One of the Executive
     Directors of the Company to Enter Into A Service
     Contract Or Such Other Documents with Mr. Fei and
     to Handle All Other Relevant Matters on Behalf of
     the Company                                         Management  For           Voted - Against
10.8 To Consider and Approve the Resolution in Respect
     of the Members of the Second Session of the Board:
     to Consider and Approve the Appointment of Ms.
     Zhang Xiaolu As an Independent Non-executive
     Director of the Company for A Term of Three Years
     with Immediate Effect, to Authorize the
     Remuneration and Appraisal Committee of the Board
     to Determine the Remuneration of Ms. Zhang, and to
     Authorize Any One of the Executive Directors of the
     Company to Enter Into A Letter of Appointment Or
     Such Other Documents with Ms. Zhang and to Handle
     All Other Relevant Matters on Behalf of the Company Management  For           Voted - For
10.9 To Consider and Approve the Resolution in Respect
     of the Members of the Second Session of the Board:
     to Consider and Approve the Appointment of Mr. Qu
     Jiuhui As an Independent Non-executive Director of
     the Company for A Term of Three Years with
     Immediate Effect, to Authorize the Remuneration and
     Appraisal Committee of the Board to Determine the
     Remuneration of Mr. Qu, and to Authorize Any One of
     the Executive Directors of the Company to Enter
     Into A Letter of Appointment Or Such Other
     Documents with Mr. Qu and to Handle All Other
     Relevant Matters on Behalf of the Company           Management  For           Voted - For
10.10To Consider and Approve the Resolution in Respect
     of the Members of the Second Session of the Board:
     to Consider and Approve the Appointment of Mr. Xie
     Qiuye As an Independent Non-executive Director of
     the Company for A Term of Three Years with
     Immediate Effect, to Authorize the Remuneration and
     Appraisal Committee of the Board to Determine the
     Remuneration of Mr. Xie, and to Authorize Any One
     of the Executive Directors of the Company to Enter
     Into A Letter of Appointment Or Such Other
     Documents with Mr. Xie and to Handle All Other
     Relevant Matters on Behalf of the Company           Management  For           Voted - For
10.11To Consider and Approve the Resolution in Respect
     of the Members of the Second Session of the Board:


144




     CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
     to Consider and Approve the Re-appointment of Mr.
     Fan Ren Da Anthony As an Independent Non- Executive
     Director of the Company for A Term of Three Years
     with Immediate Effect, to Authorize the
     Remuneration and Appraisal Committee of the Board
     to Determine the Remuneration of Mr. Fan, and to
     Authorize Any One of the Executive Directors of the
     Company to Enter Into A Letter of Appointment Or
     Such Other Documents with Mr. Fan and to Handle All
     Other Relevant Matters on Behalf of the Company     Management  For           Voted - For
11.1 To Consider and Approve the Resolution in Respect
     of the Members of the Second Session of the Board
     of Supervisors of the Company: to Consider and
     Approve the Re-appointment of Mr. Xu Xingzhou As A
     Supervisor Representing the Shareholders of the
     Company for A Term of Three Years with Immediate
     Effect, to Authorize the Remuneration and Appraisal
     Committee of the Board to Determine the
     Remuneration of Mr. Xu, and to Authorize Any One of
     the Executive Directors of the Company to Enter
     Into A Service Contract Or Such Other Documents
     with Mr. Xu and to Handle All Other Relevant
     Matters on Behalf of the Company                    Management  For           Voted - For
11.2 To Consider and Approve the Resolution in Respect
     of the Members of the Second Session of the Board
     of Supervisors of the Company: to Consider and
     Approve the Appointment of Mr. Shao Guoyong As A
     Supervisor Representing the Shareholders of the
     Company for A Term of Three Years with Immediate
     Effect, to Authorize The                            Management  For           Voted - Against
     Remuneration and Appraisal Committee of the Board
     to Determine the Remuneration of Mr. Shao, and to
     Authorize Any One of the Executive Directors of the
     Company to Enter Into A Service Contract Or Such
     Other Documents with Mr. Shao and to Handle All
     Other Relevant Matters on Behalf of the Company                               Non-Voting
11.3 To Consider and Approve the Resolution in Respect
     of the Members of the Second Session of the Board
     of Supervisors of the Company: to Consider and
     Approve the Appointment of Mr. Chen Jingdong As A
     Supervisor Representing the Shareholders of the
     Company for A Term of Three Years with Immediate
     Effect, to Authorize the Remuneration and Appraisal
     Committee of the Board to Determine the
     Remuneration of Mr. Chen, and to Authorize Any One
     of the Executive Directors of the Company to Enter
     Into A Service Contract Or Such Other Documents
     with Mr. Chen and to Handle All Other Relevant
     Matters on Behalf of the Company                    Management  For           Voted - Against
12   To Consider and Approve the Resolution on the
     Public Issuance of Corporate Bonds with an Issue
     Size Up to Rmb1.3 Billion, and to Authorize the
     Board to Deal with All Matters Relating to the
     Issue of Corporate Bonds, Including, Without
     Limitations, the Matters Set Out in the Company's


145




CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                              PROPOSED BY MGT. POSITION REGISTRANT VOTED
Circular to be Dispatched in Due Course,
Formulating Plans, Conducting Negotiation,
Performing Relevant Review and Approval Procedures,
Signing Agreements and Relevant Document in Due
Course, Completing Relevant Procedures and
Appointing Relevant Professional Parties. at the
Same Time, to Approve the Delegation of the
Authority by the Board to the Management Meeting of
the Company to Deal with All Such Matters Relating
to the Issue of Corporate Bonds Within the Scope of
Authorization Aforementioned and with Immediate
Effect                                                Management  For           Voted - For
13 To Consider and Approve the Resolution on Granting
of A General Mandate to the Board to Issue, Allot
and Deal With, Either Separately Or Concurrently,
(1) Additional Domestic Shares Not Exceeding 20% of
the Company's Domestic Shares in Issue; and (2)
Additional H Shares Not Exceeding 20% of the
Company's H Shares in Issue, to Make Or Grant
Offers, Agreements, Options and Rights of Exchange
Or Conversion                                         Management  For           Voted - Against
Which Might Require the Exercise of Such Powers be
Hereby Generally and Unconditionally Approved and
to Authorize the Board to Make Amendments to the
Articles of Association As It Thinks Fit and Make
Relevant Registration So As to Reflect the New
Share Capital Structure Upon the Allotment Or Issue
of Additional Shares Pursuant to the Mandate: "that
(a) (a) Subject to Paragraph (c) and in Accordance
with the Relevant Requirements of the Rules
Governing the Listing of Securities on the Stock
Exchange of Hong Kong Limited (the "listing
Rules"), the Articles of Association of the Company
and Relevant Laws and Regulations of the People's
Republic of China ( the "prc"), the Exercise by the
Board During the Relevant Period (as Hereinafter
Defined) of All the Powers of the Company to Allot,
Issue Or Deal With, Either Separately Or
Concurrently, Additional Domestic Shares and H
Shares of the Company and to Make Or Grant Offers,
Agreements, Options and Rights of Exchange Or
Conversion Which Might Require the Exercise of Such
Powers be Hereby Generally and Unconditionally
Approved; (b) the Approval in Paragraph (a) Shall
Authorize the Board During the Relevant Period (as
Hereinafter Defined) to Make Or Grant Offers,
Agreements, Options and Rights of Exchange Or
Conversion Which Might Require the Exercise of Such
Powers After the End of the Relevant Period; (c)
Each of the Aggregate Nominal Values of Domestic
Shares and H Shares Allotted, Issued Or Dealt with
Or Agreed Conditionally Or Unconditionally to be
Allotted, Issued Or Dealt with (whether Pursuant to
an Option Or Otherwise) by the Board Pursuant to
the Approval Granted in Paragraph (a) Shall Not


146




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                              PROPOSED BY MGT. POSITION REGISTRANT VOTED
Exceed 20% of Each of the Aggregate Nominal Values
of Domestic Shares and H Shares of the Company
Respectively in Issue at the Date of Passing This
Resolution on the 2013 Annual General Meeting of
the Company; (d) the Board Will Only Exercise Its
Power Under Such Mandate in Accordance with the
Company Law of the Prc and the Listing Rules (as
Amended from Time to Time) and Only If All
Necessary Approvals from the China Securities
Regulatory Commission And/or Other Relevant Prc
Government                                                                      Non-Voting
Authorities are Obtained; and (e) for the Purpose
of This Resolution: "relevant Period" Means the
Period from the Passing of This Resolution on the
2013 Annual General Meeting of the Company Until
the Earlier Of: (i) the Conclusion of the Next
Annual General Meeting of the Company; Or (ii) the
Date of Revocation Or Variation of the Authority
Given Under This Resolution by A Special Resolution
of the Company in General Meeting. (b) Contingent
on the Board Resolving to Issue Shares Pursuant to
Paragraph (a) of This Special Resolution, the Board
is Authorized to Make Appropriate and Necessary
Amendments to the Articles of Association of the
Company to Reflect the New Share Capital Structure
of the Company Upon the Allotment Or Issuance of
Shares Pursuant to Paragraph (a) of This Special
Resolution, and to Take Any Other Action and
Complete Any Formality Required to Effect the
Allotment Or Issuance of Shares Pursuant to
Paragraph (a) of This Special Resolution and the
Changes in the Share Capital of the Company                                     Non-Voting
14 To Consider and Approve the Proposals (if Any) Put
Forward at the Agm by Shareholder(s) Holding 3% Or
More of the Shares of the Company Carrying the
Right to Vote Thereat                                 Management  For           Voted - Against
HAIER ELECTRONICS GROUP CO LTD
CUSIP: G42313125
Meeting Date: 06-Jun-14 Meeting Type: Annual General Meeting
Please Note That Shareholders are Allowed to Vote
'in Favor' Or 'against' For-all Resolutions,
Abstain is Not A Voting Option on This Meeting        Non-Voting                Non-Voting
Please Note That the Company Notice and Proxy Form
are Available by Clicking-on the Url Links:-
Http://www.hkexnews.hk/listedco/listconews/seh
K/2014/0505/ltn201405051331.pdf-and-
Http://www.hkexnews.hk/listedco/listconews/seh
K/2014/0505/ltn201405051349.pdf                       Non-Voting                Non-Voting
O.1 To Receive and Consider the Audited Financial
Statements and the Reports of the Directors (the


147




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    "directors") and Auditors (the "auditors") of the
    Company for the Year Ended 31 December 2013         Management  For           Voted - For
O.2Ai To Re-elect Mr. Zhou Yun Jie As an Executive
    Director of the Company                             Management  For           Voted - Against
O2Aii To Re-elect Ms. Tan Li Xia, As A Non- Executive
    Director of the Company                             Management  For           Voted - Against
O.2A3 To Re-elect Mr. Zhang Yong As A Non- Executive
    Director of the Company                             Management  For           Voted - Against
O.2.B To Appoint Ms. Tsou Kai-lien, Rose As an
    Independent Non-executive Director of the Company
    with Effect from 7 June 2014                        Management  For           Voted - Against
O.2.C To Authorise the Board (the "board") of the
    Directors to Fix the Remuneration of the Directors  Management  For           Voted - For
O.3 To Re-appoint the Auditors and to Authorise the
    Board to Fix the Remuneration of the Auditors       Management  For           Voted - For
O.4 To Approve the Declaration of A Final Dividend of
    the Company for the Year Ended 31 December 2013     Management  For           Voted - For
O.5 To Grant the General Mandate to the Directors to
    Repurchase Shares Up to 10% of the Issued Share
    Capital of the Company                              Management  For           Voted - For
O.6 To Grant the General Mandate to the Directors to
    Issue Additional Securities of the Company of Up to
    20% of the Issued Share Capital of the Company      Management  For           Voted - Against
O.7 To Extend the General Mandate to Issue Additional
    Securities of the Company Up to the Number of
    Shares Repurchased by the Company                   Management  For           Voted - Against
O.8 To Grant A Specific Mandate to the Directors to
    Allot and Issue Up to 6,000,000 New Shares for
    Granting Restricted Shares in the First Year of the
    5-year Trust Period for the Trustee to Hold on
    Trust for Employees (not Directors Or Chief
    Executives) of the Company and Its Subsidiaries
    Under the Restricted Share Award Scheme Adopted by
    the Company on 15 April 2014                        Management  For           Voted - For
S.1 To Approve the Proposed Share Premium Reduction and
    the Application of the Credit Arising Therefrom     Management  For           Voted - For
HAITIAN INTERNATIONAL HOLDINGS LTD
CUSIP: G4232C108
Meeting Date: 26-May-14 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0411/ltn20140411978.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0411/ltn20140411969.pdf                      Non-Voting                Non-Voting


148




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
1   To Receive and Consider the Consolidated Audited
    Financial Statements of the Company and Its
    Subsidiaries and the Reports of the Directors and
    the Auditors of the Company for the Year Ended 31
    December 2013                                       Management  For           Voted - For
2   To Re-elect Prof. Helmut Helmar Franz As Director
    of the Company and to Authorise the Board of
    Directors of the Company to Fix His Remuneration    Management  For           Voted - Against
3   To Re-elect Mr. Gao Xunxian As Director of the
    Company and to Authorise the Board of Directors of
    the Company to Fix His Remuneration                 Management  For           Voted - For
4   To Re-elect Dr. Steven Chow As Director of the
    Company and to Authorise the Board of Directors of
    the Company to Fix His Remuneration                 Management  For           Voted - Against
5   To Re-elect Mr. Lou Baijun As Director of the
    Company and to Authorise the Board of Directors of
    the Company to Fix His Remuneration                 Management  For           Voted - For
6   To Authorise the Board of Directors of the Company
    to Fix the Remuneration of the Company's Directors  Management  For           Voted - For
7   To Re-appoint PricewaterhouseCoopers As the
    Company's Auditors and to Authorise the Board of
    Directors of the Company to Fix Their Remuneration  Management  For           Voted - For
8   To Grant A General Mandate to the Directors of the
    Company to Allot, Issue and Deal with the Company's
    Shares                                              Management  For           Voted - Against
9   To Grant A General Mandate to the Directors of the
    Company to Repurchase the Company's Shares          Management  For           Voted - For
10  To Add the Nominal Value of the Shares Repurchased
    by the Company to the Mandate Granted to the
    Directors of the Company Under Resolution No. 8     Management  For           Voted - Against
HARBIN ELECTRIC COMPANY LTD
CUSIP: Y30683109
Meeting Date: 16-May-14 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0323/ltn20140323107.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0323/ltn20140323099.pdf                      Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
1   To Consider and Approve the Report of the Directors
    of the Company for the Year Ended 31st December,
    2013                                                Management  For           Voted - For
2   To Consider and Approve the Report of the
    Supervisory Committee of the Company for the Year
    Ended 31st December, 2013                           Management  For           Voted - For


149




    CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
3   To Consider and Approve the Audited Accounts and
    the Auditor's Report for the Period from 1st
    January, 2013 to 31st December, 2013                Management  For           Voted - For
4   To Declare the 2013 Final Dividend of Rmb0.08 Per
    Share (appropriate Tax Included)                    Management  For           Voted - For
5   To Authorize the Board of Directors of the Company
    to Appoint Any Person to Fill in A Casual Vacancy
    in the Board of Directors Or As an Additional
    Director, His Term of Office Shall Expire at the
    Conclusion of the Next General Meeting of the
    Company                                             Management  For           Voted - For
6   To Authorize the Board of Directors of the Company
    to Appoint Auditors and Fix Their Remuneration      Management  For           Voted - For
7   To Authorize the Board of Directors of the Company,
    in Compliance with Applicable Laws and Regulations
    and at Times They Deem Appropriate, to Allot, on
    One Or More Occasions As It Deems Appropriate, New
    H Shares Or New A Shares with an Aggregate Nominal
    Amount Not Exceeding Twenty Percent (20%) of the
    Aggregate Nominal Amount of the Company's Issued
    Shares As at the Day of the Passing of This
    Resolution. the Authorization Will be Valid for A
    Period of 12 Months Commencing from the Day of the
    Passing of This Resolution Or Remain Valid Until
    Its Revocation Or Alteration by A Special
    Resolution at A General Meeting of the Company.
    Conditional Upon the Above Resolution to Allot New
    Shares Or to Repurchase Shares Being Passed and
    Implemented, the Board of Directors of the Company
    Shall be Authorized to Make Necessary Contd         Management  For           Voted - Against
    Contd Amendments to Clause 15 and Clause 16 of the
    Articles of Association Of-the Company, So As to
    Reflect the Alterations of the Company's Share
    Capital-structure and Registered Capital Arising
    from the Allotment of New Shares                    Non-Voting                Non-Voting
8   To Authorize the Board of Directors of the Company,
    in Compliance with Applicable Laws and Regulations,
    to Repurchase, on One Or More Occasions, As It
    Deems Appropriate and Through the Stock Exchange, H
    Shares with an Aggregate Nominal Amount Not
    Exceeding Twenty Percent (20%) of the Aggregate
    Nominal Amount of the Company's Issued Shares As at
    the Date of the Passing of This Resolution. the
    Authorization Will be Valid for A Period of 12
    Months Commencing from the Date of Passing of This
    Resolution Or Remain Valid Until Its Revocation Or
    Alteration by A Special Resolution at A General
    Meeting of the Company. Conditional Upon the Above
    Resolutions to Allot New Shares Or to Repurchase
    Shares Being Passed and Implemented, the Board of
    Directors of the Company Shall be Authorized to
    Make Necessary Amendments to Clause 15 and Contd    Management  For           Voted - For
    Contd Clause 16 of the Articles of Association of
    the Company, So As To-reflect the Alterations of


150




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    the Company's Share Capital Structure And-
    Registered Capital Arising from the Allotment of
    New Shares                                          Non-Voting                Non-Voting
Meeting Date: 16-May-14 Meeting Type: Class Meeting
    01 Apr 2014: Please Note That the Company Notice
    and Proxy Form are Available-by Clicking on the
    Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0323/ltn2014-0323113.pdf,
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0323/ltn2014-0323117.pdf and
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0326/ltn-20140326774.pdf                     Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
1   To Authorize the Board of Directors of the Company,
    in Compliance with Applicable Laws and Regulations,
    to Repurchase, on One Or More Occasions, As It
    Deems Appropriate and Through the Stock Exchange, H
    Shares with an Aggregate Nominal Amount Not
    Exceeding Ten Percent (10%) of the Aggregate
    Nominal Amount of the Company's Issued Shares As at
    the Date of the Passing of This Resolution. the
    Authorization Will be Valid for A Period of 12
    Months Commencing from the Date of Passing of This
    Resolution Or Remain Valid Until Its Revocation Or
    Alteration by A Special Resolution at A General
    Meeting of the Company. Conditional Upon the Above
    Resolutions to Allot New Shares Or to Repurchase
    Shares Being Passed and Implemented, the Board of
    Directors of the Company Shall be Authorized to
    Make Necessary Amendments to Clause 15 and Contd    Management  For           Voted - For
    Contd Clause 16 of the Articles of Association of
    the Company, So As To-reflect the Alterations of
    the Company's Share Capital Structure And-
    Registered Capital Arising from the Allotment of
    New Shares                                          Non-Voting                Non-Voting
    01 Apr 2014: Please Note That This is A Revision
    Due to Receipt of Additional- Url and Modification
    in Percentage in Resolution 1. If You Have Already
    Sent I-n Your Votes, Please Do Not Return This
    Proxy Form Unless You Decide to Amend-your Original
    Instructions. Thank You.                            Non-Voting                Non-Voting
                        151


CSI CHINA FIVE YEAR PLAN ETF




PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
HENGAN INTERNATIONAL GROUP CO LTD
CUSIP: G4402L151
Meeting Date: 22-May-14 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0415/ltn201404151217.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0415/ltn201404151215.pdf                      Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting       Non-Voting                Non-Voting
1   To Receive and Consider the Audited Consolidated
    Accounts and the Reports of the Directors and
    Auditors for the Year Ended 31 December 2013         Management  For           Voted - For
2   To Declare A Final Dividend for the Year Ended 31
    December 2013                                        Management  For           Voted - For
3   To Re-elect Mr. Sze Man Bok As an Executive Director Management  For           Voted - For
4   To Re-elect Mr. Hui Lin Chit As an Executive
    Director                                             Management  For           Voted - For
5   To Re-elect Mr. Xu Chun Man As an Executive Director Management  For           Voted - For
6   To Re-elect Mr. Chan Henry As an Independent
    Non-executive Director                               Management  For           Voted - For
7   To Re-elect Ms. Ada Ying Kay Wong As an Independent
    Non-executive Director                               Management  For           Voted - For
8   To Authorise the Board of Directors to Fix the
    Remuneration of the Directors                        Management  For           Voted - For
9   To Re-appoint Auditors and to Authorise the Board
    of Directors to Fix Their Remuneration               Management  For           Voted - For
10  To Grant A General Mandate to the Board of
    Directors to Allot and Issue Shares                  Management  For           Voted - Against
11  To Grant A General Mandate to the Board of
    Directors to Exercise All Powers of the Company to
    Purchase Its Own Securities                          Management  For           Voted - For
12  To Extend the General Mandate Granted to the Board
    of Directors Pursuant to Resolution No. 10 Above by
    an Amount Representing the Aggregate Nominal Amount
    of Shares in the Capital of the Company Purchased
    by the Company Pursuant to the General Mandate
    Granted Pursuant to Resolution No. 11 Above          Management  For           Voted - Against
HENGDELI HOLDINGS LTD, GEORGE TOWN
CUSIP: G45048108
Meeting Date: 16-May-14 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting       Non-Voting                Non-Voting


152




    CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0403/ltn201404031010.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0403/ltn20140403974.pdf                      Non-Voting                Non-Voting
1   To Receive and Consider the Audited Financial
    Statements and the Report of Directors and Auditors
    for the Year Ended 31 December 2013                 Management  For           Voted - For
2   To Declare the Final Dividend                       Management  For           Voted - For
3.a To Re-elect Zhang Yuping As Director and Authorise
    the Board of Directors to Fix His Remuneration      Management  For           Voted - For
3.b To Re-elect Shi Zhongyang As Director and Authorise
    the Board of Directors to Fix His Remuneration      Management  For           Voted - For
3.c To Re-elect Cai Jianmin As Director and Authorise
    the Board of Directors to Fix His Remuneration      Management  For           Voted - For
3.d To Re-elect Wong Kam Fai, William As Director and
    Authorise the Board of Directors to Fix His
    Remuneration                                        Management  For           Voted - For
3.e To Re-elect Liu Xueling As Director and Authorise
    the Board of Directors to Fix His Remuneration      Management  For           Voted - For
4   To Re-appoint KPMG As Auditors and Authorise the
    Board of Directors to Fix Their Remuneration        Management  For           Voted - For
5.a That (a) Subject to Paragraph (c) of This
    Resolution, the Exercise by the Directors of the
    Company (the "directors") During the Relevant
    Period (as Defined Below) of All Powers to Allot,
    Issue and Deal with Additional Shares in the
    Capital of the Company, and to Make Or Grant
    Offers, Agreements, Options and Warrants Which
    Would Or Might Require the Exercise of Such Powers,
    be and is Hereby Generally and Unconditionally
    Approved; (b) the Approval in Paragraph (a) of This
    Resolution Shall Authorise the Directors During the
    Relevant Period to Make Or Grant Offers,
    Agreements, Options and Warrants                    Management  For           Voted - Against
    Which Might Require the Exercise of Such Power
    After the End of the Relevant Period; (c) the
    Aggregate Number of Shares of the Company Allotted
    Or Agreed Conditionally Or Unconditionally to be
    Allotted (whether Pursuant to an Contd                                        Non-Voting
    Contd Option Or Otherwise) by the Directors
    Pursuant to the Approval In-paragraph (a) of This
    Resolution, Otherwise Than Pursuant to (i) A
    Right-issue (as Defined Below); (ii) Any Option
    Scheme Or Similar Arrangement For-the Time Being
    Adopted for the Grant Or Issue to Officers And/or
    Employees Of-the Company And/or Any of Its
    Subsidiaries of Shares Or Rights to Acquire-shares
    of the Company; Or (iii) Any Scrip Dividend Or
    Similar Arrangement-providing for the Allotment of
    Shares in Lieu of the Whole Or Part of The-cash
    Payment for A Dividend on Shares of the Company in
    Accordance with The- Articles of Association of the


153




CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                            PROPOSED BY MGT. POSITION REGISTRANT VOTED
Company, Shall Not Exceed the Aggregate of 20%-of
the Existing Issued Share Capital of the Company As
at the Date of This-resolution and the Said
Approval Shall be Limited Accordingly; (d) for
The-purpose Contd                                   Non-Voting                Non-Voting
Contd of This Resolution, "relevant Period" Means
the Period from the Passing-of This Resolution
Until Whichever is the Earliest Of: (i) the
Conclusion Of-the Next Annual General Meeting of
the Company; (ii) the Expiration of The-period
Within Which the Next Annual General Meeting of the
Company Is-required by the Articles of Association
of the Company Or Any Applicable Law-to be Held;
and (iii) the Revocation Or Variation of the
Authority Given- Under This Resolution by an
Ordinary Resolution of the Shareholders of
The-company in General Meeting." "right Issue"
Means an Offer of Shares Or Other-securities of the
Company Open for A Period Fixed by the Directors to
Holders-of Shares of the Company Or Any Class
Thereof on the Register on A Fixed-record Date in
Proportion to Their Then Holdings of Such Shares Or
Class- Contd                                        Non-Voting                Non-Voting
Contd Thereof (subject to Such Exclusion Or Other
Arrangements As The-directors May Deem Necessary Or
Expedient in Relation to Fractional-entitlements Or
Having Regard to Any Restrictions Or Obligations
Under The-laws Of, Or the Requirements of Any
Recognised Regulatory Body Or Any Stock- Exchange
In, Any Territory Outside the Hong Kong Special
Administrative-region of the People's Republic of
China)                                              Non-Voting                Non-Voting
5.b That (a) Subject to Paragraph (b) of This
Resolution, the Exercise by the Directors During
the Relevant Period (as Defined Below) of All the
Powers of the Company to Purchase Its Own Shares on
the Stock Exchange of Hong Kong Limited ("stock
Exchange"), Subject to and in Accordance with All
Applicable Laws and the Requirements of the Rules
Governing the Listing of Securities on the Stock
Exchange Or of Any Other Stock Exchange, be and is
Hereby Generally and Unconditionally Approved and
Authorised; (b) the Aggregate Number of Shares of
the Company to be Repurchased by the Company
Pursuant to the Approval in Paragraph (a) of This
Resolution During the Relevant Period Shall Not
Exceed 10% of the Existing Issued Share Capital of
the Company As at the Date of Passing This
Resolution and the Said Approval Shall be Limited
Contd                                               Management  For           Voted - For
Contd Accordingly; and (c) for the Purpose of This
Resolution, "relevant-period" Means the Period from
the Passing of This Resolution Until Whichever-is
the Earliest Of: (i) the Conclusion of the Next
Annual General Meeting Of-the Company; (ii) the
154





                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Expiration of the Period Within Which the Next
    Annual-general Meeting of the Company is Required
    by the Articles of Association Of-the Company Or
    Any Applicable Law to be Held; and (iii) the
    Revocation Or- Variation of the Authority Given
    Under This Resolution by an Ordinary-resolution of
    the Shareholders of the Company in General Meeting   Non-Voting                Non-Voting
6   That Conditional Upon Resolutions Nos. 5a and 5b
    Being Passed, the Aggregate Number of Shares of the
    Company Which are Repurchased by the Company Under
    the Authority Granted to the Directors As Mentioned
    in Resolution No. 5b Shall be Added to the
    Aggregate Number of Shares of the Company That May
    be Allotted Or Agreed Conditionally Or
    Unconditionally to be Allotted by the Directors
    Pursuant to Resolution No. 5a Above                  Management  For           Voted - Against
HISENSE KELON ELECTRICAL HOLDINGS CO LTD
CUSIP: Y3226R105
Meeting Date: 10-Jan-14 Meeting Type: Extraordinary General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/1121/ltn20131121348.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/1121/ltn20131121338.pdf                       Non-Voting                Non-Voting
1   To Consider and Approve the Election of Mr. Liu
    Zhen Shun As A Shareholder Representative
    Supervisor of the Eighth Session of the Supervisory
    Committee of the Company and to Fix the Level of
    His Remuneration                                     Management  For           Voted - Against
2   To Consider and Approve the Election of Ms. Gao Yu
    Ling As A Shareholder Representative Supervisor of
    the Eighth Session of the Supervisory Committee of
    the Company and to Fix the Level of Her Remuneration Management  For           Voted - For
3   To Approve the Business Co-operation Framework
    Agreement Dated 21 November 2013 Entered Into
    Between the Company, Hisense Company Limited (as
    Specified) and Hisense Electric Co., Ltd. (as
    Specified) , the Continuing Connected Transactions
    Contemplated Thereunder and the Relevant Annual Caps Management  For           Voted - For
4   To Approve the Business Framework Agreement 1 Dated
    21 November 2013 Entered Into Between the Company
    and Qingdao Hisense Hitachi Air- Conditioning
    Systems Co., Ltd. (as Specified) , the Continuing
    Connected Transactions Contemplated Thereunder and
    the Relevant Annual Caps                             Management  For           Voted - For
5   To Approve the Business Framework Agreement 2 Dated
    21 November 2013 Entered Into Between the Company
    and Hisense Whirlpool (zhejiang) Electric
    Appliances Co., Ltd. (as Specified) , the


155




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Continuing Connected Transactions Contemplated
    Thereunder and the Relevant Annual Caps             Management  For           Voted - For
6   To Approve the Financial Services Agreement Dated
    21 November 2013 Entered Into Between the Company
    and Hisense Finance Co., Ltd. (as Specified) , the
    Continuing Connected Transactions Contemplated
    Thereunder and the Relevant Annual Caps             Management  For           Voted - Against
7   To Approve the Purchase Financing Agency Framework
    Agreement Dated 21 November 2013 Entered Into
    Between the Company and Hisense (hong Kong) Company
    Limited, the Continuing Connected Transactions
    Contemplated Thereunder and the Relevant Annual Cap Management  For           Voted - Against
8   To Approve the Resolution on the Guarantees
    Proposed to be Provided by the Company and Its
    Subsidiaries                                        Management  For           Voted - For
    22 Nov 2013: Please Note That This is A Revision
    Due to Change in Record Date-from 09 Jan 2014 to 10
    Dec 2013. If You Have Already Sent in Your Votes,
    Pleas-e Do Not Return This Proxy Form Unless You
    Decide to Amend Your Original Instr-uctions. Thank
    You.                                                Non-Voting                Non-Voting
Meeting Date: 26-Jun-14 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0507/ltn20140507588.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0507/ltn20140507558.pdf                      Non-Voting                Non-Voting
1   To Consider and Approve the Report of the Board of
    Directors of the Company for the Year 2013          Management  For           Voted - For
2   To Consider and Approve the Report of the
    Supervisory Committee of the Company for the Year
    2013                                                Management  For           Voted - For
3   To Consider and Approve the 2013 Annual Report of
    the Company and Its Summary                         Management  For           Voted - For
4   To Consider and Approve the Audited 2013 Financial
    Statements of the Company                           Management  For           Voted - For
5   To Consider and Approve the Profit Distribution
    Proposal of the Company for the Year 2013           Management  For           Voted - For
6   To Consider and Approve the Resolution on the
    Reappointment of Ruihua Certified Public
    Accountants As the Auditor of the Company for the
    Year of 2014 and the Authorization to the Board of
    Directors to Fix Its Remuneration                   Management  For           Voted - For
7   To Consider and Approve the Special Report on the
    Carrying Out of Foreign Exchange Capital
    Transaction Business in 2014 of the Company         Management  For           Voted - For
8   To Consider and Approve the Resolution to Purchase
    Liability Insurance for Directors and Senior
    Management Members of the Company and to Authorize


156




                         CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    the Board of Directors to Proceed with the Relevant
    Matters                                             Management  For           Voted - For
9.1 To Consider and Approve the Election of Mr. Huang
    Xiao Jian As an Executive Director of the Eighth
    Session of the Board of Directors of the Company
    and to Fix the Level of His Remuneration            Management  For           Voted - For
9.2 To Consider and Approve the Election of Mr. Tian Ye
    As an Executive Director of the Eighth Session of
    the Board of Directors of the Company and to Fix
    the Level of His Remuneration                       Management  For           Voted - For
HUADIAN FUXIN ENERGY CORPORATION LTD
CUSIP: Y3123J107
Meeting Date: 30-Jun-14  Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0515/ltn20140515498.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0515/ltn20140515483.pdf                      Non-Voting                Non-Voting
1   To Consider and Approve the Report of the Board of
    Directors (the "board") for the Year 2013           Management  For           Voted - For
2   To Consider and Approve the Report of Board of
    Supervisors of the Company for the Year 2013        Management  For           Voted - For
3   To Consider and Approve the Final Financial
    Accounts of the Company for the Year Ended 31
    December 2013                                       Management  For           Voted - For
4   To Consider and Approve the Independent Auditor's
    Report and the Company's Audited Financial
    Statements for the Year Ended 31 December 2013      Management  For           Voted - For
5   To Consider and Approve the Company's Profit
    Distribution Plan for the Year 2013                 Management  For           Voted - For
6   To Consider and Approve the Re- Appointment of KPMG
    As the Company's International Auditor to Hold
    Office Until the Conclusion of the Annual General
    Meeting to be Held in 2015 and to Authorize the
    Board and Authorized Person to Determine Its
    Remuneration                                        Management  For           Voted - For
7   To Consider and Approve the Remuneration Plan for
    the Company's Directors (the "directors") and
    Supervisors (the "supervisors") for the Year Ended
    31 December 2013                                    Management  For           Voted - For
8.a To Consider and Approve the Appointment of Mr. Fang
    Zheng As the Executive Director of the Second
    Session of the Board                                Management  For           Voted - Against
                                                        157





    CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
8.b To Consider and Approve the Appointment of Mr.
    Jiang Bingsi As the Executive Director of the
    Second Session of the Board                         Management  For           Voted - Against
8.c To Consider and Approve the Appointment of Mr. Li
    Lixin As the Executive Director of the Second
    Session of the Board                                Management  For           Voted - Against
8.d To Consider and Approve the Appointment of Mr. Chen
    Bin As the Non-executive Director of the Second
    Session of the Board                                Management  For           Voted - Against
8.e To Consider and Approve the Appointment of Mr. Tao
    Yunpeng As the Non-executive Director of the Second
    Session of the Board                                Management  For           Voted - Against
8.f To Consider and Approve the Appointment of Mr. Zong
    Xiaolei As the Non-executive Director of the Second
    Session of the Board                                Management  For           Voted - Against
8.g To Consider and Approve the Appointment of Mr. Zhou
    Xiaoqian As the Independent Non-executive Director
    of the Second Session of the Board                  Management  For           Voted - For
8.h To Consider and Approve the Appointment of Mr.
    Zhang Bai As the Independent Non-executive Director
    of the Second Session of the Board                  Management  For           Voted - For
8.i To Consider and Approve the Appointment of Mr. Tao
    Zhigang As the Independent Non-executive Director
    of the Second Session of the Board                  Management  For           Voted - For
8.j To Consider and Approve the Appointment of Mr. Li
    Changxu As the Supervisor of the Second Session of
    the Board of Supervisors                            Management  For           Voted - For
8.k To Consider and Approve the Appointment of Mr. Wang
    Kun As the Supervisor of the Second Session of the
    Board of Supervisors                                Management  For           Voted - For
8.l To Consider and Approve the Appointment of Mr. Xie
    Chunwang As the Supervisor of the Second Session of
    the Board of Supervisors                            Management  For           Voted - For
8.m To Consider and Approve the Appointment of Ms. Hu
    Xiaohong As the Supervisor of the Second Session of
    the Board of Supervisors                            Management  For           Voted - Against
8.n To Consider and Approve the Appointment of Mr. Yan
    Azhang As the Supervisor of the Second Session of
    the Board of Supervisors                            Management  For           Voted - For
8.o To Consider and Approve the Appointment of Ms. Ding
    Ruilng As the Supervisor of the Second Session of
    the Board of Supervisors                            Management  For           Voted - For
8.p To Consider and Authorize the Remuneration and
    Assessment Committee of the Board to Determine,
    Upon the Candidates for Directors and Supervisors
    Being Approved at the Agm, the Remuneration of the
    Directors and Supervisors According to the
    Remuneration Plan for Directors and Supervisors to
    be Approved at the Annual General Meeting of the
    Company                                             Management  For           Voted - For
8.q To Consider and Authorize the Chairman of the Board
    Or Any Other Executive Director to Enter Into A
    Service Contract with the Directors and Supervisors
                                                        158





                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Being Approved at the Agm and Handle All Other
    Relevant Matters on Behalf of the Company Upon the
    Candidates for the Directors and the Supervisors
    Being Approved at the Agm                           Management  For           Voted - For
9   To Consider and Approve the Entering Into of A
    Project Contracting Service and Equipment
    Purchasing Framework Agreement                      Management  For           Voted - For
10  To Consider and Approve the Entering Into of A
    Second Supplemental Agreement in Respect of the
    Revision of Annual Caps and Extension of Term for
    Deposit Service Agreement                           Management  For           Voted - For
11  To Consider and Approve the Entering Into of A Coal
    Purchasing and Shipping Service Framework Agreement Management  For           Voted - For
12  To Consider and Approve the Amendment of Articles
    of Association                                      Management  For           Voted - For
13  To Consider and Approve the Granting of A General
    Mandate to Issue the Financing Instruments Proposed
    to be Issued by the Company, While the Outstanding
    Balance of All Categories of Bonds Issued and to be
    Issued Shall Not Exceed Rmb12 Billion in Aggregate  Management  For           Voted - For
14  To Consider and Approve the Granting of A General
    Mandate to the Directors to Exercise the Power of
    the Company to Issue, Allot and Deal with the
    Additional Domestic Shares ("domestic Shares") and
    H Shares ("h Shares") Not Exceeding 20% of the
    Aggregate Nominal Values of the Domestic Shares and
    H Shares Respectively in Issue As at the Date of
    Passing of the Resolution in Relation to the
    General Mandate                                     Management  For           Voted - Against
HUANENG RENEWABLES CORPORATION LTD, BEIJING
CUSIP: Y3739S103
Meeting Date: 20-Dec-13 Meeting Type: Extraordinary General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/1101/ltn201311011102.pdf-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/1101/ltn201311011034.pdf                       Non-Voting                Non-Voting
1   To Consider and Approve the Conduct of the Deposit
    Transactions (including the Relevant Proposed
    Annual Caps) Contemplated Under the Deposit and
    Loan Services Framework Agreement Dated 25 October
    2013 Entered Into Between the Company and China
    Huaneng Finance Corporation Limited                 Management  For           Voted - Against
2   To Consider and Approve the Proposal of Not
    Distributing Interim Profit for the Year of 2013    Management  For           Voted - For
3   To Consider and Approve the Proposal Regarding the
    Company's Issuance of Debt Financing Instruments
    Within the Prc by Way of Private Placement, the
    Aggregate Principal Amount of Which Shall Not


159




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Exceed Rmb3 Billion; and to Grant the Authorization
    to the Board of Directors, Or Any Two Or More of
    Its Directors to Deal with All Matters Relating to
    the Company's Issuance of Debt Financing Instruments Management  For           Voted - For
Meeting Date: 10-Apr-14 Meeting Type: Extraordinary General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0117/ltn20140117332.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0117/ltn20140117340.pdf                       Non-Voting                Non-Voting
1   To Consider and Approve the Rmb2,500m Annual Caps
    of the Deposit Transactions Under the New Deposit
    and Loan Services Framework Agreement Dated 30
    December 2013 Entered Into Between the Company and
    China Huaneng Finance Corporation Limited            Management  For           Voted - Against
Meeting Date: 20-Jun-14 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url-
    Links:http://www.hkexnews.hk/listedco/listconew
    S/sehk/2014/0504/ltn20140504029-.pdf And-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0504/ltn20140504037.pdf                       Non-Voting                Non-Voting
1   To Consider and Approve the Report of the Board of
    Directors (the "directors") of the Company (the
    "board") for 2013                                    Management  For           Voted - For
2   To Consider and Approve the Report of the
    Supervisory Committee of the Company for 2013        Management  For           Voted - For
3   To Consider and Approve the Audited Financial
    Statements of the Company for 2013                   Management  For           Voted - For
4   To Consider and Approve the Profit Distribution
    Plan of the Company for 2013: the Company's
    Proposed Profit Distribution Plan for 2013 is A
    Cash Dividend of Rmb0.020 (tax Inclusive) Per
    Ordinary Share of the Company                        Management  For           Voted - For
5   To Consider and Approve the Re- Appointment of KPMG
    and KPMG Huazhen (sgp) As the International and
    Domestic Auditors of the Company, Respectively, for
    2014 for A Term Until the Conclusion of the Next
    Annual General Meeting of the Company                Management  For           Voted - For
6   To Consider and Approve the Application to the
    National Association of Financial Market
    Institutional Investors for Registering the Issue
    Limit of Short- Term Debentures with an Amount Not
    Exceeding Rmb2 Billion and the Board Or Any Two Or
    More Directors, be Authorized to Determine the
    Specific Terms and Conditions and All Other
    Relevant Matters in Relation to the Issuance of
    Short-term Debentures                                Management  For           Voted - For


160




                          CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
7   To Consider and Approve the Granting of A General
    Mandate to the Board to Issue, Allot and Deal with
    Additional Domestic Shares and H Shares Not
    Exceeding 20% of Each of the Aggregate Nominal
    Values of the Domestic Shares and H Shares of the
    Company Respectively in Issue,                        Management  For           Voted - Against
    And to Authorize the Board to Make Amendments to
    the Articles of Association of the Company As It
    Thinks Fit So As to Reflect the New Share Capital
    Structure Upon the Allotment Or Issue of Additional
    Shares Pursuant to the Mandate                                                  Non-Voting
INTIME RETAIL (GROUP) CO LTD
CUSIP: G4922U103
Meeting Date: 30-May-14   Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0428/ltn201404281078.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0428/ltn201404281050.pdf                       Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting        Non-Voting                Non-Voting
1   To Receive and Approve the Audited Financial
    Statements and the Reports of the Directors (the
    "directors") and the Auditors (the "auditors") of
    the Company for the Year Ended 31 December 2013       Management  For           Voted - For
2   To Declare A Final Dividend of Rmb0.11 Per Share      Management  For           Voted - For
3.A.i To Re-elect Mr. Chen Xiaodong As Executive Director Management  For           Voted - For
3.Aii To Re-elect Mr. Liu Dong As Non- Executive Director Management  For           Voted - For
3Aiii To Re-elect Mr. Yu Ning As Independent
    Non-executive Director                                Management  For           Voted - For
3.B To Authorise the Board of Directors ("board") to
    Fix the Remuneration of the Directors                 Management  For           Voted - For
4   To Re-appoint Ernst & Young As the Auditors and to
    Authorize the Board to Fix the Remuneration of the
    Auditors                                              Management  For           Voted - For
5   To Grant A General Mandate to the Directors to
    Repurchase the Shares                                 Management  For           Voted - For
6   To Grant A General Mandate to the Directors to
    Allot, Issue and Deal with the Shares                 Management  For           Voted - Against
7   To Extend the General Mandate Granted to the
    Directors to Issue Shares by the Number of Shares
    Repurchased                                           Management  For           Voted - Against


161




                           CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY    MGT. POSITION REGISTRANT VOTED
Meeting Date: 24-Jun-14    Meeting Type: Extraordinary General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                   Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0609/ltn20140609059.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0609/ltn20140609057.pdf                      Non-Voting                   Non-Voting
1   (a) to Approve the Subscription Agreement, the
    Issue of Subscription Shares and the Convertible
    Bonds As Detailed in the Notice; and (b) to Grant A
    Specific Mandate for the Allotment and Issue of the
    Subscription Shares and the Conversion Shares to
    Alibaba Investment Limited in Accordance with the
    Subscription Agreement and the Bond Instrument As
    Detailed in the Notice                              Management     For           Voted - For
2   To Approve the Whitewash Waiver As Detailed in the
    Notice                                              Management     For           Voted - For
3   To Approve That Any One Director And/or Company
    Secretary of the Company be and is Hereby
    Authorised for and on Behalf of the Company to
    Execute All Such Documents and Do All Such Acts Or
    Things As He/she May in His/her Absolute Discretion
    Consider to be Necessary, Desirable, Appropriate Or
    Expedient to Implement Or Give Effect to Or in
    Connection with the Transactions Contemplated in
    the Subscription Agreement and the Bond Instrument  Management     For           Voted - For
4   To Approve the Amendment of Granted Options Held by
    Mr. Chen Xiaodong As Further Described Under the
    Section Entitled Amendment of Terms of Share
    Options Granted in the Shareholders Circular of the
    Company Dated 9 June, 2014                          Management     For           Voted - For
JIANGSU EXPRESSWAY CO LTD
CUSIP: Y4443L103
Meeting Date: 20-Dec-13    Meeting Type: Extraordinary General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolution 1.
    Thank You.                                          Non-Voting                   Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/1031/ltn20131031594.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/1031/ltn20131031608.pdf                        Non-Voting                   Non-Voting
1   That the Issue of No More Than Rmb5 Billion
    Ultra-short-term Financing Bills for A Term of No
    More Than 270 Days and the Authorization of Mr.


162




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Yang Gen Lin and Mr. Qian Yong Xiang, Both the
    Director of the Company, to Deal with the Matters
    Relevant to the Issue Were Approved; and the Said
    Financing Bills Shall be Issued Within One Year
    from the Date of Approval by the Shareholders at
    the Extraordinary General Meeting                    Management  For           Voted - For
Meeting Date: 06-Jun-14 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting       Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0414/ltn20140414646.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0414/ltn20140414607.pdf                       Non-Voting                Non-Voting
1   To Approve the Report of the Board of Directors of
    the Company for the Year Ended 31 December 2013      Management  For           Voted - For
2   To Approve the Report of the Supervisory Committee
    of the Company for the Year Ended 31 December 2013   Management  For           Voted - For
3   To Approve the Annual Budget Report for the Year
    2013                                                 Management  For           Voted - For
4   To Approve the Auditors' Report of the Company for
    the Year Ended 31 December 2013                      Management  For           Voted - For
5   To Approve the Profit Distribution Scheme of the
    Company in Respect of the Final Dividend for the
    Year Ended 31 December 2013: the Company Proposed
    to Declare A Cash Dividend of Rmb0.38 Per Share
    (tax Inclusive)                                      Management  For           Voted - For
6   To Approve the Appointment of Deloitte Touche
    Tohmatsu Certified Public Accountants LLP As the
    Company's Auditors for the Year 2014 at A
    Remuneration of Rmb2,100,000/year                    Management  For           Voted - For
7   To Approve the Appointment of Deloitte Touche
    Tohmatsu Certified Public Accountants LLP As the
    Company's Auditors of Internal Control for the Year
    2014 at an Aggregate Remuneration of Rmb680,000/year Management  For           Voted - For
8   That the Issue of Not More Than Rmb2,000,000,000
    Short-term Commercial Papers and That Mr. Yang Gen
    Lin and Mr. Qian Yong Xiang, Being Directors of the
    Company, be Authorised to Deal with the Matters
    Relevant to the Issue and the Issue be Taken Place
    Within One Year from the Date of This Annual
    General Meeting be Approved                          Management  For           Voted - For
9   To Approve the Adjustment of Independent Directors'
    Remuneration of the Company from Rmb60,000/year
    (after Taxation) to Rmb90,000/year (after Taxation)  Management  For           Voted - For


163

CSI CHINA FIVE YEAR PLAN ETF




PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
JIANGXI COPPER CO LTD
CUSIP: Y4446C100
Meeting Date: 11-Jun-14  Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0424/ltn201404241330.pdf-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0424/ltn201404241352.pdf                     Non-Voting                Non-Voting
1   To Consider and Approve the Report of the Board of
    Directors of the Company (the "board") for the Year
    of 2013                                             Management  For           Voted - For
2   To Consider and Approve the Report of the
    Supervisory Committee of the Company for the Year
    of 2013                                             Management  For           Voted - For
3   To Consider and Approve the Audited Financial
    Statements and the Auditors' Report of the Company
    for the Year of 2013                                Management  For           Voted - For
4   To Consider and Approve the Proposal for
    Distribution of Profit of the Company for the Year
    of 2013                                             Management  For           Voted - For
5   To Consider and Approve the Plan of Incentive Award
    Fund Reserve for Senior Management for the Year of
    2013 and to Authorise Two Directors of the Company
    to Form A Sub- Committee of the Directors of the
    Company to Determine the Reward for Each Senior
    Management in Accordance Therewith                  Management  For           Voted - For
6   To Appoint Deloitte Touche Tohmatsu Certified
    Public Accountants LLP (special General
    Partnership) and Deloitte Touche Tohmatsu As the
    Company's Domestic and Overseas Auditors for the
    Year of 2014, Respectively and to Authorise the
    Board to Determine Their Remunerations and Any One
    Executive Director of the Company to Enter Into the
    Service Agreement and Any Other Related Documents
    with Deloitte Touche Tohmatsu Certified Public
    Accountants LLP (special General Partnership) and
    Deloitte Touche Tohmatsu                            Management  For           Voted - For
7   To Accept the Resignation of Mr. Wu Jianchang As an
    Independent Non- Executive Director of the Company
    and to Authorise Any One Executive Director of the
    Company to Sign All Documents, Agreements and to Do
    All Such Acts and Things to Give Effect to Such
    Matters                                             Management  For           Voted - For
8   To Consider and Approve the Appointment of Mr. Qiu
    Guanzhou As an Independent Non-executive Director
    of the Company and to Authorise Any One Executive
    Director of the Company to Enter Into A Service
    Contract on Behalf of the Company with Mr. Qiu
    Guanzhou on and Subject to Such Terms and
    Conditions As the Board of Directors of the Company


164




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Think Fit and to Do All Such Acts and Things to
    Give Effect to Such Matters                          Management  For           Voted - For
9   To Give A General Mandate to the Board to Issue New
    H Shares of Not More Than 20% of the Total H Shares
    in Issue As at the Date of the Annual General
    Meeting                                              Management  For           Voted - Against
10  To Approve Amendments to the Articles of
    Association of the Company: Article 13, 21, 164, 165 Management  For           Voted - For
KINGSOFT CORPORATION LTD
CUSIP: G5264Y108
Meeting Date: 02-Jan-14 Meeting Type: Extraordinary General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/1213/ltn20131213218.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/1213/ltn20131213225.pdf                       Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting       Non-Voting                Non-Voting
1   That, the Equity Incentive Scheme of Kingsoft
    Internet Software Holdings Limited (the "kis
    Scheme"), the Terms of Which are Contained in the
    Document Marked "a" Produced to the Meeting and for
    the Purpose of Identification Signed by the
    Chairman of the Meeting be and is Hereby Approved
    and Adopted and the Directors of the Company be and
    are Hereby Authorised to Execute Such Documents and
    Take Such Action As They Deem Appropriate to
    Implement and Give Effect to the Kis Scheme          Management  For           Voted - For
2   That, the Share Option Scheme of Kingsoft Japan
    Inc. (the "kingsoft Japan Scheme"), the Terms of
    Which are Contained in the Document Marked "b"
    Produced to the Meeting and for the Purpose of
    Identification Signed by the Chairman of the
    Meeting be and is Hereby Approved and Adopted and
    the Directors of the Company be and are Hereby
    Authorised to Execute Such Documents and Take Such
    Action As They Deem Appropriate to Implement and
    Give Effect to the Kingsoft Japan Scheme             Management  For           Voted - For
Meeting Date: 28-May-14 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0424/ltn20140424633.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0424/ltn20140424593.pdf                       Non-Voting                Non-Voting


165




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
1   To Receive and Consider the Audited Consolidated
    Financial Statements and the Report of the
    Directors and the Independent Auditors' Report for
    the Year Ended 31 December 2013                     Management  For           Voted - For
2   To Declare A Final Dividend of Hkd 0.12 Per Share
    for the Year Ended 31 December 2013                 Management  For           Voted - For
3.1 To Re-elect Messrs. Hongjiang Zhang As the
    Executive Director of the Company                   Management  For           Voted - For
3.2 To Re-elect Messrs. Tao Zou As the Executive
    Director of the Company                             Management  For           Voted - For
3.3 To Re-elect Messrs. Pak Kwan Kau As the
    Non-executive Director of the Company               Management  For           Voted - For
3.4 To Authorize the Board of Directors to Fi X the
    Remuneration of the Directors of the Company        Management  For           Voted - For
4   To Re-appoint Ernst & Young As the Auditors of the
    Company and to Authorise the Board of Directors of
    the Company to Fi X the Auditors' Remuneration      Management  For           Voted - For
5   To Give A General Mandate to the Directors to Issue
    New Shares of the Company                           Management  For           Voted - Against
6   To Give A General Mandate to the Directors to
    Repurchase Shares of the Company                    Management  For           Voted - For
7   To Extend the General Mandate to the Directors to
    Issue New Shares of the Company                     Management  For           Voted - Against
LEE & MAN PAPER MANUFACTURING LTD, GEORGE TOWN
CUSIP: G5427W130
Meeting Date: 14-May-14 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0407/ltn20140407263.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0407/ltn20140407207.pdf                      Non-Voting                Non-Voting
1   To Receive, Consider and Adopt the Audited
    Consolidated Financial Statements and the Reports
    of the Directors and of the Auditors of the Company
    for the Year Ended 31 December 2013                 Management  For           Voted - For
2   To Declare A Final Dividend for the Year Ended 31
    December 2013                                       Management  For           Voted - For
3   To Re-elect Mr Lee Man Chun Raymond As an Executive
    Director of the Company                             Management  For           Voted - Against
4   To Re-elect Mr Lee Man Bun As an Executive Director
    of the Company                                      Management  For           Voted - Against


166




    CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
5   To Re-elect Mr Li King Wai Ross As an Executive
    Director of the Company                             Management  For           Voted - Against
6   To Authorise the Board of Directors ("directors")
    of the Company to Approve and Confirm the Terms of
    Appointment for Professor Poon Chung Kwong, A
    Non-executive Director of the Company               Management  For           Voted - For
7   To Authorise the Directors to Approve and Confirm
    the Terms of Appointment (including Remuneration)
    for Mr Wong Kai Tung Tony, an Independent
    Non-executive Director of the Company               Management  For           Voted - For
8   To Authorise the Directors to Approve and Confirm
    the Terms of Appointment (including Remuneration)
    for Mr Peter A Davies, an Independent Non-executive
    Director of the Company                             Management  For           Voted - For
9   To Authorise the Directors to Approve and Confirm
    the Terms of Appointment (including Remuneration)
    for Mr Chau Shing Yim David, an Independent
    Non-executive Director of the Company               Management  For           Voted - For
10  To Approve, Confirm and Ratify the Remuneration
    Paid to Directors for the Year Ended 31 December
    2013 As Set Out in the Annual Report of the Company
    for the Year Ended 31 December 2013                 Management  For           Voted - For
11  To Authorise the Directors to Fix the Remuneration
    of the Directors for the Year Ending 31 December
    2014 in Accordance with Their Service Contracts Or
    Letters of Appointment Provided That the Total
    Amount (excluding Bonuses in Favour of Directors)
    Shall Not Exceed the Amount of Hkd 39 Million. the
    Bonuses in Favour of the Directors Shall be Decided
    by the Majority of the Directors Provided That the
    Total Amount of Bonus Payable to All the Directors
    in Respect of Any One Financial Year Shall Not
    Exceed 10% of the Consolidated Profit After
    Taxation of the Company and Its Subsidiaries for
    the Relevant Year                                   Management  For           Voted - For
12  To Re-appoint Messrs Deloitte Touche Tohmatsu As
    Auditors for the Ensuing Year and to Authorise the
    Board of Directors to Fix Their Remuneration        Management  For           Voted - For
13  To Grant the General Mandate to the Board of
    Directors to Allot, Issue and Deal with the
    Company's Shares Not Exceeding 20% of the Issued
    Share Capital of the Company, in the Terms As Set
    Out in Ordinary Resolution Number 13 in the Notice  Management  For           Voted - Against
14  To Grant A General Mandate to the Board of
    Directors to Repurchase the Company's Shares Not
    Exceeding 10% of the Issued Share Capital of the
    Company, in the Terms As Set Out in Ordinary
    Resolution Number 14 in the Notice                  Management  For           Voted - For
15  To Approve the Extension of the General Mandate to
    be Granted to the Board of Directors of the Company
    to Allot, Issue and Deal with the Company's Shares
    by an Amount Not Exceeding the Amount of the
    Company' Shares Repurchased by the Company, in the


167




                         CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Terms As Set Out in Ordinary Resolution Number 15
      in the Notice                                       Management  For           Voted - Against
LI NING COMPANY LTD
CUSIP: G5496K124
Meeting Date: 30-May-14  Meeting Type: Annual General Meeting
      Please Note That the Company Notice and Proxy Form
      are Available by Clicking-on the Url Links:-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2014/0409/ltn20140409464.pdf-and-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2014/0409/ltn20140409529.pdf                      Non-Voting                Non-Voting
      Please Note That Shareholders are Allowed to Vote
      'in Favor' Or 'against' For-all Resolutions,
      Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
1     To Receive and Adopt the Audited Financial
      Statements and Reports of the Directors and the
      Auditor of the Company for the Year Ended 31
      December 2013                                       Management  For           Voted - For
2.i.a To Re-elect Mr. Zhang Zhi Yong As an Executive
      Director of the Company (the "director")            Management  For           Voted - For
2.i.b To Re-elect Mr. Chen Yue, Scott As A Non-executive
      Director                                            Management  For           Voted - For
2.i.c To Re-elect Ms. Wang Ya Fei As an Independent
      Non-executive Director                              Management  For           Voted - For
2.ii  To Authorise the Board of Directors (the "board")
      to Fix the Directors' Remuneration                  Management  For           Voted - For
3     To Re-appoint Messrs. PricewaterhouseCoopers,
      Certified Public Accountants, As the Auditor of the
      Company and to Authorise the Board to Fix Their
      Remuneration                                        Management  For           Voted - For
4     To Give A General Mandate to the Directors to
      Allot, Issue and Deal with Additional Shares of the
      Company ("shares")                                  Management  For           Voted - Against
5     To Give A General Mandate to the Directors to
      Repurchase Shares                                   Management  For           Voted - For
6     To Extend the General Mandate Granted to the
      Directors Under Resolution No.4 by Adding the
      Shares Repurchased by the Company Pursuant to the
      General Mandate Granted to the Directors Under
      Resolution No.5                                     Management  For           Voted - Against
7.a   To Approve and Adopt the New Share Option Scheme of
      the Company                                         Management  For           Voted - For
7.b   To Terminate the Existing Share Option Scheme of
      the Company                                         Management  For           Voted - For


168

CSI CHINA FIVE YEAR PLAN ETF




PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
LONKING HOLDINGS LTD
CUSIP: G5636C107
Meeting Date: 28-May-14     Meeting Type: Annual General Meeting
      Please Note That the Company Notice and Proxy Form
      are Available by Clicking-on the Url Links:-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2014/0424/ltn20140424946.pdf,-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2014/0424/ltn20140424985.pdf                      Non-Voting                Non-Voting
      Please Note That Shareholders are Allowed to Vote
      'in Favor' Or 'against' For-all Resolutions,
      Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
1     To Receive and Adopt the Audited Consolidated
      Financial Statements of the Company and Its
      Subsidiaries and the Reports of the Directors (the
      "directors") and the Report of the Auditors of the
      Company (the "auditors") for the Year Ended 31
      December 2013                                       Management  For           Voted - For
2     To Approve the Payment of Final Dividend of Hkd
      0.065 Per Share of the Company for the Year Ended
      31 December 2013                                    Management  For           Voted - For
3.i   To Re-elect Mr. Li San Yim, A Retiring Director, As
      an Executive Director                               Management  For           Voted - Against
3.ii  To Re-elect Mr. Qiu Debo, A Retiring Director, As
      an Executive Director                               Management  For           Voted - Against
3.iii To Re-elect Mr. Chen Chao, A Retiring Director, As
      an Executive Director                               Management  For           Voted - Against
3.iv  To Re-elect Mr. Luo Jianru, A Retiring Director, As
      an Executive Director                               Management  For           Voted - Against
3.v   To Re-elect Mr. Zheng Kewen, A Retiring Director,
      As an Executive Director                            Management  For           Voted - Against
3.vi  To Re-elect Mr. Yin Kunlun, A Retiring Director, As
      an Executive Director                               Management  For           Voted - Against
3.vii To Re-elect Mr. Lin Zhong Ming, A Retiring
      Director, As an Executive Director                  Management  For           Voted - Against
3viii To Re-elect Ms. Ngai Ngan Ying, A Retiring
      Director, As A Non-executive Director               Management  For           Voted - Against
3.ix  To Re-elect Mr. Pan Longqing, A Retiring Director,
      As an Independent Non-executive Director            Management  For           Voted - For
3.x   To Re-elect Mr. Jin Zhiguo, A Retiring Director, As
      an Independent Non- Executive Director              Management  For           Voted - For
3.xi  To Re-elect Mr. Wu Jian Ming, A Retiring Director,
      As an Independent Non-executive Director            Management  For           Voted - Against
3.xii To Authorise the Board of Directors to Fix the
      Remunerations of the Directors                      Management  For           Voted - For
4     To Re-elect Dr. Qian Shizheng, A Retiring Director,
      As an Independent Non-executive Director and to
      Authorise the Board of Directors of the Company to
      Fix the Remuneration of Mr. Qian Shizheng           Management  For           Voted - For


169




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
5   To Re-appoint Ernst & Young, Certified Public
    Accountants ("ernst & Young") As an Auditor of the
    Company and to Authorise the Board of Directors to
    Fix Their Remuneration                               Management  For           Voted - For
6   To Grant A General Mandate to the Directors to
    Allot, Issue and Deal with New Shares of the Company Management  For           Voted - Against
7   To Grant A General Mandate to the Directors to
    Repurchase the Shares of the Company                 Management  For           Voted - For
8   To Extend the General Mandate Granted to the
    Directors to Allot, Issue and Deal with New Shares
    Under Resolution Numbered 6 by the Number of Shares
    Repurchased by the Company Under Resolution
    Numbered 7                                           Management  For           Voted - Against
MAANSHAN IRON & STEEL CO LTD
CUSIP: Y5361G109
Meeting Date: 29-Oct-13 Meeting Type: Extraordinary General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0911/ltn20130911697.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0911/ltn20130911660.pdf                         Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                 Non-Voting                Non-Voting
1   To Consider and Approve the Disposal of Equity
    Interests and Assets Agreement Entered Between the
    Company and Magang (group) Holding Company Limited
    on 22 August 2013                                    Management  For           Voted - For
2   To Consider and Approve Continuing Connected
    Transactions Agreement Entered Between the Company
    and Magang (group) Holding Company Limited on 22
    August 2013                                          Management  For           Voted - For
Meeting Date: 27-Jun-14 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting       Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0508/ltn20140508968.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0508/ltn20140508939.pdf                       Non-Voting                Non-Voting
1   To Consider and Approve the Work Report of the
    Board of Directors for the Year 2013                 Management  For           Voted - For
2   To Consider and Approve the Work Report of the
    Supervisory Committee for the Year 2013              Management  For           Voted - For


170




                           CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY    MGT. POSITION REGISTRANT VOTED
3   To Consider and Approve the Audited Financial
    Statements for the Year 2013                        Management     For           Voted - For
4   To Consider and Approve the Appointment of Ernst &
    Young Hua Ming LLP As the Company's Auditor for the
    Year 2014, and to Authorise the Board of Directors
    to Determine the Remuneration of the Auditor Based
    on That in 2013                                     Management     For           Voted - For
5   To Consider and Approve the Resolution on the
    Adjustment in Depreciation Period of Fixed Assets   Management     For           Voted - For
6   To Consider and Approve the Profit Distribution
    Plan for the Year 2013                              Management     For           Voted - For
METALLURGICAL CORPORATION OF CHINA LTD
CUSIP: Y5949Y119
Meeting Date: 22-Nov-13    Meeting Type: Extraordinary General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/1008/ltn20131008348.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/1008/ltn20131008328.pdf                      Non-Voting                   Non-Voting
1   To Consider and Approve the Change of the Use of
    the A Share Proceeds                                Management     For           Voted - For
2   To Consider and Approve the Change of the Use of
    the H Share Proceeds                                Management     For           Voted - For
3   To Consider and Approve the Amendment to the
    Articles of Association in Respect of the Change in
    Legal Representative: Article 5                     Management     For           Voted - For
Meeting Date: 27-Jun-14    Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0512/ltn20140512315.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0512/ltn20140512329.pdf                      Non-Voting                   Non-Voting
1   To Consider and Approve the Proposal of the Report
    of the Board of Mcc for the Year 2013 (as Set Out
    in the 2013 Annual Report of the Company            Management     For           Voted - For
2   To Consider and Approve the Proposal of the Report
    of the Supervisory Committee of Mcc for the Year
    2013                                                Management     For           Voted - For
3   To Consider and Approve the Proposal of the Audited
    Financial Report of the Company for the Year 2013
    (as Set Out in the 2013 Annual Report of the
    Company)                                            Management     For           Voted - For
4   To Consider and Approve the Proposal of Profit
    Distribution Plan of the Company for the Year 2013  Management     For           Voted - For


171




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
5   To Consider and Approve the Proposal of the
    Emoluments of Directors and Supervisors of the
    Company for the Year 2013                           Management  For           Voted - For
6   To Consider and Approve the Proposal of the Plan of
    the Company in Respect of Its Guarantees for the
    Year 2014 (as Defined in the Circular)              Management  For           Voted - For
7   To Consider and Approve the Proposal in Relation to
    Appointment of Domestic Auditor, International
    Auditor and Internal Control Auditor of the Company
    for the Year 2014 and Appointment of Deloitte
    Touche Tohmatsu Cpa LLP As International Auditor
    and Domestic Auditor and Internal Control Auditor
    of the Company for the Year Ending 31 December 2014
    to Hold Office Until the Conclusion of the Next
    Annual General Meeting and to Authorize the Board
    to Determine Their Remunerations                    Management  For           Voted - For
8   To Consider and Approve the Proposal in Relation to
    the Change of Fulfilling Commitments in Respect of
    Application for Property Ownership Certificates in
    Respect of Defective Properties                     Management  For           Voted - For
9   To Consider and Approve the Proposal of Election of
    an Executive Director of the Company                Management  For           Voted - For
10  To Consider and Approve the Proposal of the 2014
    Bond Issue Scheme of the Company (as Defined in the
    Circular)                                           Management  For           Voted - For
11  To Consider and Approve the Proposal of Amendments
    to Certain Articles of the Articles of Association  Management  For           Voted - Against
12  To Consider and Approve the Proposal of Amendments
    to Rules of Procedures for Board Meetings           Management  For           Voted - For
MINTH GROUP LTD, GEORGE TOWN
CUSIP: G6145U109
Meeting Date: 29-May-14 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0417/ltn20140417041.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0417/ltn20140417055.pdf                      Non-Voting                Non-Voting
1   To Receive and Consider the Audited Consolidated
    Financial Statements, the Reports of the Directors
    of the Company and the Auditors of the Company for
    the Year Ended 31 December 2013                     Management  For           Voted - For
2   To Declare A Final Dividend for the Year Ended 31
    December 2013                                       Management  For           Voted - For
3   To Re-elect Mr. Zhao Feng As an Executive Director
    of the Company                                      Management  For           Voted - For


172




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
4   To Re-elect Ms. Yu Zheng As A Non- Executive
    Director of the Company                             Management  For           Voted - For
5   To Re-elect Mr. He Dong Han As A Non- Executive
    Director of the Company                             Management  For           Voted - For
6   To Appoint Ms. Bao Jian Ya As an Executive Director
    of the Company                                      Management  For           Voted - For
7   To Authorise the Board of Directors of the Company
    to Approve and Confirm the Terms of Appointment
    (including Remuneration) for Ms. Yu Zheng           Management  For           Voted - For
8   To Authorise the Board of Directors of the Company
    to Approve and Confirm the Terms of Appointment
    (including Remuneration) for Mr. He Dong Han        Management  For           Voted - For
9   To Authorise the Board of Directors of the Company
    to Approve and Confirm the Terms of Appointment
    (including Remuneration) for Dr. Wang Ching         Management  For           Voted - For
10  To Authorise the Board of Directors of the Company
    to Approve and Confirm the Terms of Appointment
    (including Remuneration) for Mr. Zhang Liren        Management  For           Voted - For
11  To Authorise the Board of Directors of the Company
    to Approve and Confirm the Terms of Appointment
    (including Remuneration) for Mr. Wu Fred Fong       Management  For           Voted - For
12  To Re-appoint Deloitte Touche Tohmatsu As the
    Company's Auditors and to Authorise the Board of
    Directors of the Company to Fix Their Remuneration  Management  For           Voted - For
13  To Grant A General Mandate to the Directors of the
    Company to Allot, Issue and Otherwise Deal with the
    Company's Shares                                    Management  For           Voted - Against
14  To Grant A General Mandate to the Directors of the
    Company to Repurchase the Company's Shares          Management  For           Voted - For
15  To Add the Nominal Amount of the Shares Repurchased
    by the Company to the Mandate Granted to the
    Directors Under Resolution No. 14                   Management  For           Voted - Against
MMG LTD, HONG KONG
CUSIP: Y6133Q102
Meeting Date: 21-May-14 Meeting Type: Annual General Meeting
    Please Note in the Hong Kong Market That A Vote of
    "abstain" Will be Treated-the Same As A "take No
    Action" Vote.                                       Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0409/ltn20140409369.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0409/ltn20140409343.pdf                      Non-Voting                Non-Voting
1   To Receive and Consider the Audited Financial
    Statements and the Reports of the Directors and
    Auditors of the Company for the Year Ended 31
    December 2013                                       Management  For           Voted - For


173




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   To Declare A Final Dividend for the Year Ended 31
    December 2013                                       Management  For           Voted - For
3.a To Re-elect Mr Wang Lixin As A Director             Management  For           Voted - Against
3.b To Re-elect Mr Xu Jiqing As A Director              Management  For           Voted - Against
3.c To Re-elect Mr Anthony Charles Larkin As A Director Management  For           Voted - For
3.d To Authorize the Board of Directors of the Company
    to Fix the Directors' Remuneration                  Management  For           Voted - Against
4   To Re-appoint PricewaterhouseCoopers As the
    Auditors of the Company and to Authorize the Board
    of Directors of the Company to Fix Their
    Remuneration                                        Management  For           Voted - For
5   To Grant A General Mandate to the Board of
    Directors of the Company to Allot Additional Shares
    Not Exceeding 20% of the Total Number of Issued
    Shares of the Company                               Management  For           Voted - Against
6   To Grant A General Mandate to the Board of
    Directors of the Company to Repurchase Shares of
    the Company Not Exceeding 10% of the Total Number
    of Issued Shares of the Company                     Management  For           Voted - For
7   Conditional on the Passing of Resolutions No. 5 and
    No. 6, Power be Given to the Board of Directors of
    the Company to Extend the General Mandate on the
    Issue of Additional Shares by the Number of Shares
    Repurchased by the Company                          Management  For           Voted - Against
8   To Approve the Revised Annual Cap Amount in Respect
    of the Products Sale Framework Agreement (as
    Defined in the Circular of the Company Dated 10
    April 2014) for the Financial Year Ending 31
    December 2014 (revised Annual Cap) and Authorize
    Any One of the Directors of the Company to Take All
    Actions to Execute All Such Documents, Instruments
    and Agreements in Connection with the Revised
    Annual Cap                                          Management  For           Voted - For
NINE DRAGONS PAPER (HOLDINGS) LTD
CUSIP: G65318100
Meeting Date: 09-Dec-13 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/1029/l-tn20131029400.pdf and
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/10-29/ltn20131029304.pdf                       Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                Non-Voting                Non-Voting
1   To Receive and Consider the Audited Financial
    Statements and the Reports of the Directors and
    Independent Auditor for the Year Ended 30th June,
    2013                                                Management  For           Voted - For


174




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
2     To Declare the Final Dividend for the Year Ended
      30th June, 2013                                     Management  For           Voted - For
3.a.i To Re-elect Ms. Cheung Yan As A Director            Management  For           Voted - Against
3.aii To Re-elect Mr. Liu Ming Chung As A Director        Management  For           Voted - Against
3aiii To Re-elect Mr. Zhang Yuanfu As A Director          Management  For           Voted - Against
3.aiv To Re-elect Mr. Ng Leung Sing As A Director         Management  For           Voted - Against
3.a.v To Re-elect Mr. Fok Kwong Man As A Director         Management  For           Voted - For
3.b   To Fix Directors' Remuneration                      Management  For           Voted - For
4     To Re-appoint Auditor and to Authorise the Board of
      Directors to Fix the Auditor's Remuneration         Management  For           Voted - For
5.a   To Grant an Unconditional Mandate to the Directors
      to Allot Ordinary Shares                            Management  For           Voted - Against
5.b   To Grant an Unconditional Mandate to the Directors
      to Purchase the Company's Own Shares                Management  For           Voted - For
5.c   To Extend the Ordinary Share Issue Mandate Granted
      to the Directors                                    Management  For           Voted - Against
      30 Oct 2013: Please Note That This is A Revision
      Due to Modification of Commen-t. If You Have
      Already Sent in Your Votes, Please Do Not Return
      This Proxy For-m Unless You Decide to Amend Your
      Original Instructions. Thank You.                   Non-Voting                Non-Voting
Meeting Date: 23-Jun-14 Meeting Type: Special General Meeting
      Please Note That the Company Notice and Proxy Form
      are Available by Clicking-on the Url Links:-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2014/0528/ltn20140528233.pdf-and-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2014/0528/ltn20140528252.pdf                      Non-Voting                Non-Voting
      Please Note That Shareholders are Allowed to Vote
      'in Favor' Or 'against' For-all Resolutions,
      Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
1     To Approve, Ratify and Confirm the Longteng
      Packaging Materials and Chemicals Purchase
      Agreement, and the Proposed Annual Caps in Relation
      to the Longteng Packaging Materials and Chemicals
      Purchase Agreement for the Three Financial Years
      Ending 30 June 2017, and to Authorise Any One
      Director of the Company to Execute All Documents,
      Instruments and Agreements and to Do All Other Acts
      Or Things Deemed by Him/her to be Incidental,
      Ancillary to Or in Connection with the Longteng
      Packaging Materials and Chemicals Purchase
      Agreement, the Transactions Contemplated Thereunder
      and the Proposed Annual Caps for the Three
      Financial Years Ending 30 June 2017                 Management  For           Voted - For
2     To Approve, Ratify and Confirm the Nantong Tenglong
      Chemicals Purchase Agreement, and the Proposed
      Annual Caps in Relation to the Nantong Tenglong
      Chemicals Purchase Agreement for the Three
      Financial Years Ending 30 June 2017, and to
      Authorise Any One Director of the Company to


175




    CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Execute All Documents, Instruments and Agreements
    and to Do All Other Acts Or Things Deemed by
    Him/her to be Incidental, Ancillary to Or in
    Connection with the Nantong Tenglong Chemicals
    Purchase Agreement, the Transactions Contemplated
    Thereunder and the Proposed Annual Caps for the
    Three Financial Years Ending 30 June 2017           Management  For           Voted - For
3   To Approve, Ratify and Confirm the Longteng
    Packaging Paperboard Supply Agreement, and the
    Proposed Annual Caps in Relation to the Longteng
    Packaging Paperboard Supply Agreement for the Three
    Financial Years Ending 30 June 2017, and to
    Authorise Any One Director of the Company to
    Execute All Documents, Instruments and Agreements
    and to Do All Other Acts Or Things Deemed by
    Him/her to be Incidental, Ancillary to Or in
    Connection with the Longteng Packaging Paperboard
    Supply Agreement, the Transactions Contemplated
    Thereunder and the Proposed Annual Caps for the
    Three Financial Years Ending 30 June 2017           Management  For           Voted - For
4   To Approve, Ratify and Confirm the Taicang
    Packaging Paperboard Supply Agreement, and the
    Proposed Annual Caps in Relation to the Taicang
    Packaging Paperboard Supply Agreement for the Three
    Financial Years Ending 30 June 2017, and to
    Authorise Any One Director of the Company to
    Execute All Documents, Instruments and Agreements
    and to Do All Other Acts Or Things Deemed by
    Him/her to be Incidental, Ancillary to Or in
    Connection with the Taicang Packaging Paperboard
    Supply Agreement, the Transactions Contemplated
    Thereunder and the Proposed Annual Caps for the
    Three Financial Years Ending 30 June 2017           Management  For           Voted - For
5   To Approve, Ratify and Confirm the Honglong
    Packaging Paperboard Supply Agreement, and the
    Proposed Annual Caps in Relation to the Honglong
    Packaging Paperboard Supply Agreement for the Three
    Financial Years Ending 30 June 2017, and to
    Authorise Any One Director of the Company to
    Execute All Documents, Instruments and Agreements
    and to Do All Other Acts Or Things Deemed by
    Him/her to be Incidental, Ancillary to Or in
    Connection with the Honglong Packaging Paperboard
    Supply Agreement, the Transactions Contemplated
    Thereunder and the Proposed Annual Caps for the
    Three Financial Years Ending 30 June 2017           Management  For           Voted - For
6   To Approve, Ratify and Confirm the Acn Recovered
    Paper Purchase Agreement, and the Proposed Annual
    Caps in Relation to the Acn Recovered Paper
    Purchase Agreement for the Three Financial Years
    Ending 30 June 2017, and To                         Management  For           Voted - For
    Authorise Any One Director of the Company to
    Execute All Documents, Instruments and Agreements
    and to Do All Other Acts Or Things Deemed by
    Him/her to be Incidental, Ancillary to Or in


176




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Connection with the Acn Recovered Paper Purchase
    Agreement, the Transactions Contemplated Thereunder
    and the Proposed Annual Caps for the Three
    Financial Years Ending 30 June 2017                                           Non-Voting
7   To Approve, Ratify and Confirm the Tianjin Acn
    Wastepaper Purchase Agreement, and the Proposed
    Annual Caps in Relation to the Tianjin Acn
    Wastepaper Purchase Agreement for the Three
    Financial Years Ending 30 June 2017, and to
    Authorise Any One Director of the Company to
    Execute All Documents, Instruments and Agreements
    and to Do All Other Acts Or Things Deemed by
    Him/her to be Incidental, Ancillary to Or in
    Connection with the Tianjin Acn Wastepaper Purchase
    Agreement, the Transactions Contemplated Thereunder
    and the Proposed Annual Caps for the Three
    Financial Years Ending 30 June 2017                 Management  For           Voted - For
NVC LIGHTING HOLDING LTD, CAYMAN ISLANDS
CUSIP: G6700A100
Meeting Date: 29-May-14 Meeting Type: Annual General Meeting
    Please Note That This is an Amendment to Meeting Id
    303050 Due to Addition Of-resolutions 11 to 14. All
    Votes Received on the Previous Meeting Will be
    Disre-garded and You Will Need to Reinstruct on
    This Meeting Notice. Thank You.                     Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking O-n the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0513/ltn-20140513632.pdf,
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0513/ltn-20140513620.pdf and
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0424-/ltn20140424781.pdf                     Non-Voting                Non-Voting
1   To Receive the Audited Consolidated Financial
    Statements and the Reports of the Directors and
    Auditors for the Year Ended 31 December 2013        Management  For           Voted - For
2   To Declare A Final Dividend of Hkd 2 Cents Per
    Share for the Year Ended 31 December 2013           Management  For           Voted - For
3   To Re-elect Mr. Mu Yu As an Executive Director of
    the Company                                         Management  For           Voted - For
4   To Re-elect Mr. Lin Ho-ping As A Non- Executive
    Director of the Company                             Management  For           Voted - For
5   To Re-elect Mr. Wang Jinsui As an Independent
    Non-executive Director of the Company               Management  For           Voted - For
6   To Authorize the Board of Directors to Fix the
    Respective Directors' Remuneration                  Management  For           Voted - For


177




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
7   To Re-appoint Messrs. Ernst & Young As Auditors and
    to Authorize the Board of Directors to Fix Their
    Remuneration                                        Management  For           Voted - For
8   To Give A General Mandate to the Directors to
    Repurchase Shares of the Company Not Exceeding 10%
    of the Aggregate Nominal Amount of the Issued Share
    Capital of the Company As at the Date of This
    Resolution                                          Management  For           Voted - For
9   To Give A General Mandate to the Directors to
    Issue, Allot and Deal with Additional Shares of the
    Company Not Exceeding 20% of the Aggregate Nominal
    Amount of the Issued Share Capital of the Company
    As at the Date of This Resolution                   Management  For           Voted - Against
10  To Extend the General Mandate to the Directors to
    Issue, Allot and Deal with Additional Shares in the
    Capital of the Company by the Aggregate Nominal
    Amount of the Shares Repurchased by the Company     Management  For           Voted - Against
11  To Elect Mr. Xiao Yu As A Non- Executive Director
    of the Company with Effect from the Date of Passing
    of This Resolution                                  Management  For           Voted - For
12  To Elect Mr. Li Wei As A Non-executive Director of
    the Company with Effect from the Date of Passing of
    This Resolution                                     Management  For           Voted - For
13  To Elect Mr. Wang Xuexian As an Independent
    Non-executive Director of the Company with Effect
    from the Date of Passing of This Resolution         Management  For           Voted - For
14  To Elect Mr. Wei Hongxiong As an Independent
    Non-executive Director of the Company with Effect
    from the Date of Passing of This Resolution         Management  For           Voted - For
PARKSON RETAIL GROUP LTD, GEORGE TOWN
CUSIP: G69370115
Meeting Date: 16-May-14 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0411/ltn20140411200.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0411/ltn20140411254.pdf                      Non-Voting                Non-Voting
1   To Receive the Audited Consolidated Financial
    Statements and the Reports of the Directors and
    Auditors for the Year Ended 31 December 2013        Management  For           Voted - For
2   To Approve the Declaration of A Final Dividend of
    Rmb0.01 Per Share                                   Management  For           Voted - For
3.i To Re-elect Mr. Werner Josef Studer As an
    Independent Non-executive Director of the Company   Management  For           Voted - For


178




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
3.ii To Authorize the Board of Directors to Fix the
     Directors' Remuneration                             Management  For           Voted - For
4    To Re-appoint Messrs. Ernst & Young As Auditors and
     Authorize the Board of Directors to Fix Their
     Remuneration                                        Management  For           Voted - For
5.A  To Grant A General Mandate to the Directors to
     Repurchase Shares Up to A Maximum of 10% of the
     Existing Issued Share Capital of the Company        Management  For           Voted - For
5.B  To Grant A General Mandate to the Directors to
     Allot, Issue Or Deal with New Shares Up to A
     Maximum of 20% of the Existing Issued Share Capital
     of the Company                                      Management  For           Voted - Against
5.C  To Extend the General Mandate Granted to the
     Directors to Issue New Shares by the Number of
     Shares Repurchased                                  Management  For           Voted - Against
PRINCE FROG INTERNATIONAL HOLDINGS LTD, GRAND CAYM
CUSIP: G7247W100
Meeting Date: 05-Jun-14 Meeting Type: Annual General Meeting
     Note That the Company Notice and Proxy Form are
     Available by Clicking on The-url Links:-
     Http://www.hkexnews.hk/listedco/listconews/seh
     K/2014/0428/ltn201404281336.pdf-and-
     Http://www.hkexnews.hk/listedco/listconews/seh
     K/2014/0428/ltn201404281345.pdf                     Non-Voting                Non-Voting
     Please Note That Shareholders are Allowed to Vote
     'in Favor' Or 'against' For-all Resolutions,
     Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
1    To Consider, Adopt and Receive the Audited
     Consolidated Financial Statements of the Company
     and the Reports of the Directors and Auditors for
     the Year Ended 31 December 2013                     Management  For           Voted - For
2    To Declare A Final Dividend of Hk5.0 Cents Per
     Share for the Year Ended 31 December 2013, Which
     Shall be Paid Out of the Share Premium Account of
     the Company                                         Management  For           Voted - For
3    To Re-elect Mr. Ge Xiaohua As an Executive Director
     of the Company                                      Management  For           Voted - For
4    To Re-elect Mr. Ren Yunan As an Independent
     Non-executive Director of the Company               Management  For           Voted - For
5    To Re-elect Mr. Wong Wai Ming As an Independent
     Non-executive Director of the Company               Management  For           Voted - For
6    To Authorize the Board of Directors to Fix the
     Respective Directors' Remuneration                  Management  For           Voted - Against
7    To Re-appoint Ernst & Young As Auditors of the
     Company and to Authorize the Board of Directors to
     Fix Their Remuneration                              Management  For           Voted - For
8    To Give A General Mandate to the Directors to
     Repurchase the Company's Shares Not Exceeding 10%
     of the Aggregate Nominal Amount of the Issued Share
                        179





                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Capital of the Company As at the Date of Passing of
    This Resolution                                     Management  For           Voted - For
9   To Give A General Mandate to the Directors to
    Issue, Allot and Deal with Additional Shares of the
    Company Not Exceeding 20% of the Aggregate Nominal
    Amount of the Issued Share Capital of the Company
    As at the Date of Passing of This Resolution        Management  For           Voted - Against
10  To Extend the General Mandate Granted to the
    Directors to Issue, Allot and Deal with Additional
    Shares in the Capital of the Company by the
    Aggregate Nominal Amount of Shares Repurchased by
    the Company                                         Management  For           Voted - Against
11  To Approve the Change of Name of the Company from
    "prince Frog International Holdings Limited (as
    Specified)" to "china Child Care Corporation
    Limited (as Specified)" and to Authorize the
    Directors of the Company to Do All Such Acts, Deeds
    and Things As They May, in Their Absolute
    Discretion Deem Fit, to Effect and Implement the
    Change of Name of the Company                       Management  For           Voted - For
SANY HEAVY EQUIPMENT INTERNATIONAL HOLDINGS CO LT
CUSIP: G78163105
Meeting Date: 20-Jun-14 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0519/ltn20140519181.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0519/ltn20140519167.pdf                      Non-Voting                Non-Voting
1   To Receive, Consider and Adopt the Audited
    Consolidated Financial Statements and the Reports
    of the Directors of the Company (the "directors")
    and the Auditors of the Company and Its
    Subsidiaries for the Year Ended 31 December 2013    Management  For           Voted - For
2.a To Re-elect Mr. Xiang Wenbo As A Non- Executive
    Director                                            Management  For           Voted - For
2.b To Re-elect Dr. Ngai Wai Fung As an Independent
    Non-executive Director                              Management  For           Voted - For
3   To Authorize the Board of Directors to Fix the
    Director's Remuneration                             Management  For           Voted - For
4   To Re-appoint Auditors of the Company and Authorize
    the Board of Directors to Fix Their Remuneration    Management  For           Voted - For
5   To Grant A General Mandate to the Directors to
    Allot, Issue and Deal with Shares of the Company
    Not Exceeding 20% of the Aggregate Nominal Amount
    of the Issued Share Capital of the Company As at
    the Date of Passing This Resolution                 Management  For           Voted - Against


180




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
6   To Grant A General Mandate to the Directors to
    Purchase Shares of the Company Not Exceeding 10% of
    the Aggregate Nominal Amount of the Issued Share
    Capital of the Company As at the Date of Passing
    This Resolution                                     Management  For           Voted - For
7   To Extend the General Mandate Granted Under
    Resolution No. 5 by Adding the Shares Purchased
    Pursuant to the General Mandate Granted by
    Resolution No. 6                                    Management  For           Voted - Against
SEMICONDUCTOR MANUFACTURING INTERNATIONAL CORP
CUSIP: G8020E101
Meeting Date: 17-Feb-14 Meeting Type: Extraordinary General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking O-n the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2014/0128/ltn-20140128704.pdf and
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0128/-ltn20140128702.pdf                     Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
1   (a) to Approve, Confirm and Ratify the Datang
    Further Subscription Agreement in Relation to the
    Issue of the Datang Pre-emptive Bonds and the
    Transactions Contemplated Thereby. (b) to Approve,
    Subject to Completion of the Datang Further
    Subscription Agreement, the Creation and Issue of
    the Datang Pre-emptive Bonds to Datang Pursuant to
    the Terms and Conditions of the Datang Further
    Subscription Agreement. (c) to Authorize and Grant
    A Special Mandate to the Directors of the Company
    to Allot, Issue and Deal with Datang Conversion
    Shares Upon Exercise of the Conversion Rights
    Attaching to the Datang Pre-emptive Bonds on and
    Subject to the Terms and Conditions of the Datang
    Further Subscription Agreement and the Datang Pre-
    Emptive Bonds. (d) to Authorize Any Director(s) of
    the Company to Enter Into Any Agreement, Deed Or
    Instrument And/or to Execute and Deliver All Such
    Documents And/or Do All Such Acts on Behalf of the
    Company As He/she May Consider to be Necessary,
    Desirable Or Expedient for the Purpose Of, Or in
    Connection with the Implementation and Completion
    of the Datang Further Subscription Agreement and
    Transactions Contemplated and All Matters
    Incidental To, Ancillary to Or in Connection
    Thereto (subject to Compliance with the Rules
    Governing the Listing of Securities on the Stock
    Exchange of Hong Kong Limited (the ''listing
    Rules''))                                           Management  For           Voted - For


181




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   (a) to Approve, Confirm and Ratify the Country Hill
    Further Subscription Agreement in Relation to the
    Issue of the Country Hill Pre-emptive Bonds and the
    Transactions Contemplated Thereby. (b) to Approve,
    Subject to Completion of the Country Hill Further
    Subscription Agreement, the Creation and Issue of
    the Country Hill Pre-emptive Bonds to Country Hill
    Pursuant to the Terms and Conditions of the Country
    Hill Further Subscription Agreement. (c) to
    Authorize and Grant A Special Mandate to the
    Directors of the Company to Allot, Issue and Deal
    with Country Hill Conversion Shares Upon Exercise
    of the Conversion Rights                             Management  For           Voted - For
    Attaching to the Country Hill Pre-emptive Bonds on
    and Subject to the Terms and Conditions of the
    Country Hill Further Subscription Agreement and the
    Country Hill Pre-emptive Bonds. (d) to Authorize
    Any Director(s) of the Company to Enter Into Any
    Agreement, Deed Or Instrument And/or to Execute and
    Deliver All Such Documents And/or Do All Such Acts
    on Behalf of the Company As He/she May Consider to
    be Necessary, Desirable Or Expedient for the
    Purpose Of, Or in Connection with the
    Implementation and Completion of the Country Hill
    Further Subscription Agreement and Transactions
    Contemplated and All Matters Incidental To,
    Ancillary to Or in Connection Thereto (subject to
    Compliance with the Listing Rules)                                             Non-Voting
Meeting Date: 27-Jun-14 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0527/ltn20140527118.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0527/ltn20140527112.pdf                       Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting       Non-Voting                Non-Voting
1   To Receive and Consider the Audited Consolidated
    Financial Statements and the Reports of the
    Directors of the Company (''director(s)'') and the
    Auditors of the Company for the Year Ended 31
    December 2013                                        Management  For           Voted - For
2.a To Re-elect Mr. Zhang Wenyi As an Executive Director Management  For           Voted - For
2.b To Re-elect Dr. Tzu-yin Chiu As an Executive
    Director                                             Management  For           Voted - For
2.c To Re-elect Dr. Gao Yonggang As an Executive
    Director                                             Management  For           Voted - For
2.d To Re-elect Mr. William Tudor Brown As an
    Independent Non-executive Director                   Management  For           Voted - For
2.e To Re-elect Mr. Sean Maloney As an Independent
    Non-executive Director                               Management  For           Voted - For


182




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2.f To Authorize the Board of Directors (the ''board'')
    to Fix Their Remuneration                           Management  For           Voted - For
3   To Appoint Messrs. PricewaterhouseCoopers and
    PricewaterhouseCoopers Zhong Tian LLP As the
    Auditors of the Company for Hong Kong Financial
    Reporting and U.S. Financial Reporting Purposes,
    Respectively, and to Authorise the Audit Committee
    of the Board to Fix Their Remuneration              Management  For           Voted - For
4   To Grant A General Mandate to the Board to Allot,
    Issue, Grant, Distribute and Otherwise Deal with
    Additional Shares in the Company, Not Exceeding
    Twenty Per Cent. of the Issued Share Capital of the
    Company at the Date of This Resolution              Management  For           Voted - Against
5   To Grant A General Mandate to the Board to
    Repurchase Shares of the Company, Not Exceeding Ten
    Per Cent. of the Issued Share Capital of the
    Company at the Date of This Resolution              Management  For           Voted - For
6   Conditional on the Passing of Resolutions 4 and 5,
    to Authorize the Board to Exercise the Powers to
    Allot, Issue, Grant, Distribute and Otherwise Deal
    with the Additional Authorized But Unissued Shares
    in the Company Repurchased by the Company           Management  For           Voted - Against
7   To Approve, Confirm and Ratify the Grant of
    2,910,836 Restricted Share Units to Dr. Gao
    Yonggang, an Executive Director, and the
    Transactions Contemplated Thereunder                Management  For           Voted - For
SHANDONG WEIGAO GROUP MEDICAL POLYMER CO LTD
CUSIP: Y76810103
Meeting Date: 15-Nov-13 Meeting Type: Special General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0926/ltn20130926214.pdf,-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0926/ltn20130926204.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0926/ltn20130926192.pdf                        Non-Voting                Non-Voting
1   To Consider and Approve the Distribution of Interim
    Dividend of Rmb0.029 Per Share (inclusive of Tax)
    for the Six Months Ended 30 June 2013 to be
    Distributed to All Shareholders Whose Names Appear
    on the Register of Members of the Company at the
    Close of Business on 27 November 2013               Management  For           Voted - For
2   I) to Consider and Approve the Continuing Connected
    Transactions Contemplated Under the Framework
    Purchase Agreement Entered Into Between the Group
    and Weigao Holding Group As Set Out in the "letter


183




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    from the Board" As Contained in the Circular of the
    Company Dated 27 September 2013; and II) with the
    Annual Caps Amounts of Rmb180 Million, Rmb230
    Million and Rmb302 Million for the Respective Three
    Years Ending 31 December 2014, 2015 and 2016        Management  For           Voted - For
3   I) to Consider and Approve the Continuing Connected
    Transactions Contemplated Under the Framework Sales
    Agreement Entered Into Between the Group and Weigao
    Holding Group As Set Out in the "letter from the
    Board" As Contained in the Circular of the Company
    Dated 27 September 2013; and II) with the Annual
    Caps Amounts of Rmb28 Million, Rmb35 Million and
    Rmb44 Million for the Respective Three Years Ending
    31 December 2014, 2015 and 2016                     Management  For           Voted - For
4   I) to Consider and Approve the Continuing Connected
    Transactions Contemplated Under the Framework
    Tenancy Agreement Entered Into Between the Group
    and Weigao Holding Group As Set Out in the "letter
    from the Board" As Contained in the Circular of the
    Company Dated 27 September 2013; and II) with the
    Annual Caps Amounts of Rmb25 Million, Rmb25 Million
    and Rmb25 Million for the Respective Three Years
    Ending 31 December 2014, 2015 and 2016              Management  For           Voted - For
5   I) to Consider and Approve the Continuing Connected
    Transactions Contemplated Under the Framework
    Services Agreement Entered Into Between the Group
    and Weigao Holding Group As Set Out in the "letter
    from the Board" As Contained in the Circular of the
    Company Dated 27 September 2013; and II) with the
    Annual Caps Amounts of Rmb64 Million, Rmb70 Million
    and Rmb78 Million for the Respective Three Years
    Ending 31 December 2014, 2015 and 2016              Management  For           Voted - For
6   To Consider and Approve, Subject to Fulfillment of
    All Relevant Conditions And/or All Necessary
    Approvals And/or Consents from the Relevant Prc
    Authorities and Bodies Being Obtained And/ Or the
    Procedures As Required Under the Laws and
    Regulations of the Prc Being Completed, the
    Amendments to the Articles of Associations of the
    Company (as Described in the Appendix I of This
    Circular) As A Result of the Change in Number of
    Directors                                           Management  For           Voted - For
Meeting Date: 30-May-14 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0408/ltn20140408698.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0408/ltn20140408682.pdf                      Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
                        184





    CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
1   To Consider and Approve the Audited Consolidated
    Financial Statements of the Group (including the
    Company and Its Subsidiaries) for the Year Ended 31
    December 2013                                       Management  For           Voted - For
2   To Consider and Approve the Report of the Board of
    Directors of the Company (the "board") for the Year
    Ended 31 December 2013                              Management  For           Voted - For
3   To Consider and Approve the Report of the
    Supervisory Committee of the Company for the Year
    Ended 31 December 2013                              Management  For           Voted - For
4   To Declare A Final Dividend of Rmb0.031 Per Share
    of Rmb0.1 Each in the Company for the Year Ended 31
    December 2013                                       Management  For           Voted - For
5   To Consider and Approve the Proposal for the
    Re-appointment of Deloitte Touche Tohmatsu As the
    Auditor of the Company for the Year Ending 31
    December 2014, and to Authorise the Board to
    Determine His Remuneration                          Management  For           Voted - For
6   To Consider and Authorise the Board to Approve the
    Remuneration of the Directors, Supervisors and
    Senior Management of the Company for the Year
    Ending 31 December 2014                             Management  For           Voted - For
7   To Consider and Approve the Re- Appointment of Mr.
    Zhang Hua Wei As an Executive Director of the
    Company                                             Management  For           Voted - For
8   To Consider and Approve the Re- Appointment of Mr.
    Wang Yi As an Executive Director of the Company     Management  For           Voted - For
9   To Consider and Approve the Re- Appointment of Mr.
    Chen Xue Li As A Non-executive Director of the
    Company                                             Management  For           Voted - Against
10  To Consider and Approve the Re- Appointment of Ms.
    Zhou Shu Hua As A Non-executive Director of the
    Company                                             Management  For           Voted - Against
11  To Consider and Approve the Re- Appointment of Mr.
    Li Jia Miao As an Independent Director of the
    Company                                             Management  For           Voted - For
12  To Consider and Approve the Re- Appointment of Mrs.
    Bi Dong Mei As Supervisor of the Company            Management  For           Voted - For
13  To Consider and Approve the Re- Appointment of Mrs.
    Chen Xiao Yun As Supervisor of the Company          Management  For           Voted - Against
14  To Consider and Approve, Subject to Fulfillment of
    All Relevant Conditions And/or All Necessary
    Approvals And/or Consents from the Relevant Prc
    Authorities and Bodies Being Obtained And/or the
    Procedures As Required Under the Laws and
    Regulations of the Prc Being Completed the
    Amendments to the Articles of Association of the
    Company                                             Management  For           Voted - For
15  To Consider and Approve the General Mandate to be
    Granted to the Board to Issue New Shares            Management  For           Voted - Against


185

CSI CHINA FIVE YEAR PLAN ETF




PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
SHANGHAI ELECTRIC GROUP CO LTD
CUSIP: Y76824104
Meeting Date: 26-Feb-14 Meeting Type: Extraordinary General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0110/ltn20140110170.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0110/ltn20140110172.pdf                      Non-Voting                Non-Voting
1   To Consider and Approve the Continuing Connected
    Transactions and Proposed Annual Caps Under the Sec
    Framework Deposit Agreement                         Management  For           Voted - Against
2   To Consider and Approve the Continuing Connected
    Transactions and Proposed Annual Caps Under the Sec
    Framework Loan Agreement                            Management  For           Voted - For
3   To Consider and Approve the Continuing Connected
    Transactions and Proposed Annual Caps Under the Sec
    Framework Purchase Agreement                        Management  For           Voted - For
4   To Consider and Approve the Election of Mr. Xu
    Jianguo As A Director of the Company                Management  For           Voted - Against
5   To Consider and Approve the Election of Mr. Huang
    Dinan As A Director of the Company                  Management  For           Voted - Against
6   To Consider and Approve the Election of Mr. Zheng
    Jianhua As A Director of the Company                Management  For           Voted - Against
7   To Consider and Approve the Election of Mr. Yu
    Yingui As A Director of the Company                 Management  For           Voted - Against
8   To Consider and Approve the Election of Mr. Zhu
    Kelin As A Director of the Company                  Management  For           Voted - Against
9   To Consider and Approve the Election of Ms. Yao
    Minfang As A Director of the Company                Management  For           Voted - Against
10  To Consider and Approve the Election of Mr. Zhu
    Sendi As an Independent Non-executive Director of
    the Company                                         Management  For           Voted - For
11  To Consider and Approve the Election of Mr. Lui Sun
    Wing As an Independent Non-executive Director of
    the Company                                         Management  For           Voted - For
12  To Consider and Approve the Election of Mr. Kan
    Shun Ming As an Independent Non-executive Director
    of the Company                                      Management  For           Voted - For
13  To Consider and Approve the Election of Mr. Dong
    Jianhua As A Supervisor of the Company              Management  For           Voted - For
14  To Consider and Approve the Election of Mr. Zhou
    Changsheng As A Supervisor of the Company           Management  For           Voted - Against
15  To Consider and Approve the Election of Mr. Zheng
    Weijian As A Supervisor of the Company              Management  For           Voted - Against
16  To Consider and Approve the Ratification of the
    Revision of the 2013 Annual Cap and the Revision of
    the 2014 Annual Cap Under the Mesmee Framework
    Purchase Agreement                                  Management  For           Voted - For


186




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    17 Jan 2014: Please Note That This is A Revision
    Due to Change in Record Date-from 28 Jan 2014 to 27
    Jan 2014. If You Have Already Sent in Your Votes,
    Pleas-e Do Not Return This Proxy Form Unless You
    Decide to Amend Your Original Instr-uctions. Thank
    You                                                  Non-Voting                Non-Voting
Meeting Date: 27-Jun-14 Meeting Type: Annual General Meeting
    Please Note That This is an Amendment to Meeting Id
    333511 Due to Addition Of-resolution 10. All Votes
    Received on the Previous Meeting Will be
    Disregarded-and You Will Need to Reinstruct on This
    Meeting Notice. Thank You.                           Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking O-n the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0604/ltn-201406041196.pdf,
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0604/lt-n201406041179.pdf,
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0509/l-tn20140509441.pdf and
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/050-9/ltn20140509407.pdf                      Non-Voting                Non-Voting
1   To Consider and Approve the Annual Report of the
    Company for the Year Ended 31 December 2013          Management  For           Voted - For
2   To Consider and Approve the Report of the Board for
    the Year Ended 31 December 2013                      Management  For           Voted - For
3   To Consider and Approve the Report of the
    Supervisory Committee for the Year Ended 31
    December 2013                                        Management  For           Voted - For
4   To Consider and Approve the Report of the Financial
    Results of the Company for the Year Ended 31
    December 2013                                        Management  For           Voted - For
5   To Consider and Approve the Profit Distribution
    Plan of the Company for the Year Ended 31 December
    2013                                                 Management  For           Voted - For
6   To Consider and Approve the Appointment of Pwc
    Zhong Tian As the Company's Prc Auditor and
    PricewaterhouseCoopers As the Company's
    International Auditor for the Financial Year of 2014 Management  For           Voted - For
7   To Consider and Approve Ratification of Emoluments
    Paid to the Directors and Supervisors for the Year
    2013 and to Consider and Approve Emoluments of the
    Directors and Supervisors for the Year 2014          Management  For           Voted - For
8   To Consider and Approve the Renewal of Liability
    Insurance for the Directors, Supervisors and Senior
    Management                                           Management  For           Voted - Abstain
9   To Consider and Approve the Provision of Guarantee
    Services to Sec Group by Se Finance                  Management  For           Voted - For
10  To Consider and Approve the Appointment of Mr. Wang
    Qiang As A Non-executive Director                    Management  For           Voted - For


187




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
SHANGHAI FOSUN PHARMACEUTICAL (GROUP) CO LTD
CUSIP: Y7682D112
Meeting Date: 20-Dec-13 Meeting Type: Class Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url-
    Links:http://www.hkexnews.hk/listedco/listconew
    S/sehk/2013/1103/ltn20131103011-.pdf And-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/1103/ltn20131103007.pdf                        Non-Voting                Non-Voting
1.A To Consider and Approve the Restricted A Share
    Incentive Scheme and Its Summary: Basis for
    Determining the Participants and the Scope of
    Participants of the Restricted A Share Incentive
    Scheme                                              Management  For           Voted - For
1.B To Consider and Approve the Restricted A Share
    Incentive Scheme and Its Summary: Number, Type and
    Source of Restricted A Shares Under the Restrictive
    A Share Incentive Scheme                            Management  For           Voted - For
1.C To Consider and Approve the Restricted A Share
    Incentive Scheme and Its Summary: Allocation of the
    Restricted A Shares Granted to Participants Under
    the Restricted A Share Incentive Scheme             Management  For           Voted - For
1.D To Consider and Approve the Restricted A Share
    Incentive Scheme and Its Summary: Validity Period,
    Date of Grant, Lock-up Period, Unlocking Date and
    the Relevant Lock-up Provisions of the Restricted A
    Share Incentive Scheme                              Management  For           Voted - For
1.E To Consider and Approve the Restricted A Share
    Incentive Scheme and Its Summary: Grant Price of
    the Restricted A Shares and the Basis of
    Determination                                       Management  For           Voted - For
1.F To Consider and Approve the Restricted A Share
    Incentive Scheme and Its Summary: Conditions of
    Granting and Unlocking the Restricted A Shares
    Under the Restricted A Share Incentive Scheme       Management  For           Voted - For
1.G To Consider and Approve the Restricted A Share
    Incentive Scheme and Its Summary: Adjustment Method
    and Procedures of the Restricted A Share Incentive
    Scheme                                              Management  For           Voted - For
1.H To Consider and Approve the Restricted A Share
    Incentive Scheme and Its Summary: Accounting
    Treatment for the Restricted A Shares of the
    Restricted A Share Incentive Scheme                 Management  For           Voted - For
1.I To Consider and Approve the Restricted A Share
    Incentive Scheme and Its Summary: Procedures of
    Granting and Unlocking Under the Restricted A Share
    Incentive Scheme                                    Management  For           Voted - For
1.J To Consider and Approve the Restricted A Share
    Incentive Scheme and Its Summary: Rights and
    Obligations of the Company and the Participants     Management  For           Voted - For
                        188





                          CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY   MGT. POSITION REGISTRANT VOTED
1.K To Consider and Approve the Restricted A Share
    Incentive Scheme and Its Summary: Variation and
    Termination of the Restricted A Share Incentive
    Scheme                                              Management    For           Voted - For
1.L To Consider and Approve the Restricted A Share
    Incentive Scheme and Its Summary: Principles of
    Repurchasing and Cancelling the Restricted A Shares
    Under the Restricted A Share Incentive Scheme       Management    For           Voted - For
2   To Consider and Approve the Administrative Measures
    for the Appraisal System                            Management    For           Voted - For
3   To Consider and Approve the Proposed Grant and
    Authorize the Board to Deal with Matters Pertaining
    to the Restricted A Share Incentive Scheme          Management    For           Voted - For
Meeting Date: 20-Dec-13   Meeting Type: Extraordinary General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/1103/ltn20131103009.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/1103/ltn20131103005.pdf                        Non-Voting                  Non-Voting
1   To Give A General Mandate to the Board to Issue,
    Allot and Deal with Additional H Shares Not
    Exceeding 20% of the H Shares in Issue and
    Authorize the Board to Make Corresponding
    Amendments to the Articles of Association of the
    Company As It Thinks Fit So As to Reflect the New
    Capital Structure Upon the Allotment Or Issuance of
    Shares                                              Management    For           Voted - Against
2   To Consider and Approve the Merger of Shanghai
    Qishen Investment Management Co., Ltd. (as
    Specified), A Wholly-owned Subsidiary of the
    Company, with and Into the Company by Way of
    Absorption                                          Management    For           Voted - For
3   To Consider and Approve the Entrusted Loan Quota of
    the Group for 2013                                  Management    For           Voted - Against
4   To Consider and Approve the External Guarantee
    Quota of the Group for 2013                         Management    For           Voted - For
5   To Consider and Approve the Appointment of Ernst
    and Young Hua Ming (a Special General Partnership)
    As the Internal Control Auditors of the Company for
    2013                                                Management    For           Voted - For
6   To Consider and Approve the Renewed Financial
    Services Agreement and the Proposed Annual Caps in
    Respect of the Transactions Contemplated Thereunder
    for the Three Financial Years Ending on 31 December
    2016                                                Management    For           Voted - Against
7   To Consider and Approve the Authorization to the
    Board To, Upon Expiry of the Current Liability
    Insurance, Renew the Liability Insurance for the
    Directors, Supervisors and Senior Management
    Officers of the Group                               Management    For           Voted - For
                                                        189





    CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
8.A To Consider and Approve the Restricted A Share
    Incentive Scheme and Its Summary: Basis for
    Determining the Participants and the Scope of
    Participants of the Restricted A Share Incentive
    Scheme                                              Management  For           Voted - For
8.B To Consider and Approve the Restricted A Share
    Incentive Scheme and Its Summary: Number, Type and
    Source of Restricted A Shares Under the Restrictive
    A Share Incentive Scheme                            Management  For           Voted - For
8.C To Consider and Approve the Restricted A Share
    Incentive Scheme and Its Summary: Allocation of the
    Restricted A Shares Granted to Participants Under
    the Restricted A Share Incentive Scheme             Management  For           Voted - For
8.D To Consider and Approve the Restricted A Share
    Incentive Scheme and Its Summary: Validity Period,
    Date of Grant, Lock-up Period, Unlocking Date and
    the Relevant Lockup Provisions of the Restricted A
    Share Incentive Scheme                              Management  For           Voted - For
8.E To Consider and Approve the Restricted A Share
    Incentive Scheme and Its Summary: Grant Price of
    the Restricted A Shares and the Basis of
    Determination                                       Management  For           Voted - For
8.F To Consider and Approve the Restricted A Share
    Incentive Scheme and Its Summary: Conditions of
    Granting and Unlocking the Restricted A Shares
    Under the Restricted A Share Incentive Scheme       Management  For           Voted - For
8.G To Consider and Approve the Restricted A Share
    Incentive Scheme and Its Summary: Adjustment Method
    and Procedures of the Restricted A Share Incentive
    Scheme                                              Management  For           Voted - For
8.H To Consider and Approve the Restricted A Share
    Incentive Scheme and Its Summary: Accounting
    Treatment for the Restricted A Shares of the
    Restricted A Share Incentive Scheme                 Management  For           Voted - For
8.I To Consider and Approve the Restricted A Share
    Incentive Scheme and Its Summary: Procedures of
    Granting and Unlocking Under the Restricted A Share
    Incentive Scheme                                    Management  For           Voted - For
8.J To Consider and Approve the Restricted A Share
    Incentive Scheme and Its Summary: Rights and
    Obligations of the Company and the Participants     Management  For           Voted - For
8.K To Consider and Approve the Restricted A Share
    Incentive Scheme and Its Summary: Variation and
    Termination of the Restricted A Share Incentive
    Scheme                                              Management  For           Voted - For
8.L To Consider and Approve the Restricted A Share
    Incentive Scheme and Its Summary: Principles of
    Repurchasing and Cancelling the Restricted A Shares
    Under the Restricted A Share Incentive Scheme       Management  For           Voted - For
9   To Consider and Approve the Administrative Measures
    for the Appraisal System                            Management  For           Voted - For
    190





                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
10  To Consider and Approve the Proposed Grant and
    Authorize the Board to Deal with Matters Pertaining
    to the Restricted A Share Incentive Scheme          Management  For           Voted - For
11  To Consider and Approve the Proposed Registration
    and Issuance of Mid-term Notes of the Company       Management  For           Voted - For
12  To Authorize Members of the Management of the
    Company to Implement the Registration and Issuance
    of the Mid-term Notes of the Company at Their Sole
    Discretion                                          Management  For           Voted - For
13  To Consider and Approve the Transfer Agreement A
    and Transfer Agreement B and the Transfers of
    Intellectual Property in Respect of Fotagliptin
    Benzoate and Pan-her Inhibitors Contemplated
    Thereunder, Respectively                            Management  For           Voted - For
SHANGHAI FOSUN PHARMACEUTICAL (GROUP) CO LTD
CUSIP: Y7687D109
Meeting Date: 29-May-14 Meeting Type: Extraordinary General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0408/ltn20140408602.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0408/ltn20140408610.pdf                      Non-Voting                Non-Voting
1   To Consider and Approve the New Equity Transfer
    Agreement and the Equity Pledge Agreement and the
    Transactions Contemplated Thereunder                Management  For           Voted - For
Meeting Date: 30-Jun-14 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0512/ltn20140512701.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0512/ltn20140512691.pdf                      Non-Voting                Non-Voting
1   To Consider and Approve the Annual Report of the
    Group for the Year 2013                             Management  For           Voted - For
2   To Consider and Approve the Work Report of the
    Board of the Company for the Year 2013              Management  For           Voted - For
3   To Consider and Approve the Work Report of the
    Supervisory Committee of the Company for the Year
    2013                                                Management  For           Voted - For
4   To Consider and Approve the Final Accounts Report
    of the Group for the Year 2013                      Management  For           Voted - For
5   To Consider and Approve the Annual Profit
    Distribution Proposal of the Company for the Year
    2013                                                Management  For           Voted - For
6   To Consider and Approve the Re- Appointment of
    Ernst & Young Hua Ming (a Special General


191




    CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Partnership) As Prc Financial Report and Internal
    Control Report Auditors of the Company for the Year
    2014 and Re- Appointment of Ernst & Young As
    International Financial Report Auditors of the
    Company for the Year 2014 and the Passing of
    Remunerations Packages for the Prc and
    International Auditors for the Year 2013            Management  For           Voted - For
7   To Consider and Approve the Ongoing Related
    Party/connected Transactions Report for 2013 and
    the Estimated Ongoing Related Party/connected
    Transactions for 2014 of the Group                  Management  For           Voted - For
8   To Consider and Approve the Appraisal Results and
    Remunerations of Directors for 2013                 Management  For           Voted - For
9   To Consider and Approve the Appraisal Program of
    Directors for 2014                                  Management  For           Voted - For
10  To Consider and Approve the New Entrusted Loan
    Quota of the Group for 2014                         Management  For           Voted - For
11  To Consider and Approve the New External Guarantee
    Quota of the Group for 2014                         Management  For           Voted - For
12  To Consider and Approve the Total New Bank Credit
    Applications of the Group for 2014                  Management  For           Voted - For
13  To Consider and Approve the Authorization to the
    Management to Dispose of Listed Securities          Management  For           Voted - For
14  To Consider and Approve the Proposed Privatization
    of Chindex and the Proposed Acquisition of 30%
    Equity Interest in Cml (and Any Amendments Thereof) Management  For           Voted - Against
15  To Consider and Approve the Proposed Appointment of
    Mr. John Changzheng Ma As A Non-executive Director
    of the Company                                      Management  For           Voted - For
16  To Consider and Approve the Proposed Appointment of
    Mr. Guan Yimin As A Supervisor of the Company       Management  For           Voted - For
17  To Give A General Mandate to the Board to Issue,
    Allot and Deal with Additional H Shares Not
    Exceeding 20% of the H Shares in Issue and
    Authorize the Board to Make Corresponding
    Amendments to the Articles of Association of the
    Company As It Thinks Fit So As to Reflect the New
    Capital Structure Upon the Allotment Or Issuance of
    Shares                                              Management  For           Voted - Against
    14 May 2014: Please Note That This is A Revision
    Due to Change in Record Date.-if You Have Already
    Sent in Your Votes, Please Do Not Vote Again Unless
    You D-ecide to Amend Your Original Instructions.
    Thank You.                                          Non-Voting                Non-Voting


192

CSI CHINA FIVE YEAR PLAN ETF




PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
SHANGHAI INDUSTRIAL HOLDINGS LTD
CUSIP: Y7683K107
Meeting Date: 28-May-14 Meeting Type: Annual General Meeting
    Please Note in the Hong Kong Market That A Vote of
    "abstain" Will be Treated-the Same As A "take No
    Action" Vote.                                       Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0414/ltn20140414514.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0414/ltn20140414573.pdf                      Non-Voting                Non-Voting
1   To Adopt the Audited Consolidated Financial
    Statements and the Reports of the Directors and the
    Auditor for the Year Ended 31 December 2013         Management  For           Voted - For
2   To Declare A Final Dividend                         Management  For           Voted - For
3.a To Re-elect Mr. Wang Wei As Director                Management  For           Voted - For
3.b To Re-elect Mr. Zhou Jie As Director                Management  For           Voted - For
3.c To Re-elect Mr. Zhou Jun As Director                Management  For           Voted - For
3.d To Re-elect Mr. Ni Jian Da As Director              Management  For           Voted - For
3.e To Re-elect Mr. Leung Pak To, Francis As Director   Management  For           Voted - For
3.f To Authorize the Board to Fix the Directors'
    Remuneration                                        Management  For           Voted - For
4   To Re-appoint Messrs. Deloitte Touche Tohmatsu As
    Auditor and to Authorize the Directors to Fix
    Auditor's Remuneration                              Management  For           Voted - For
5   To Give A General Mandate to the Directors to
    Repurchase Shares Not Exceeding 10% of the Issued
    Share Capital                                       Management  For           Voted - For
6   To Give A General Mandate to the Directors to
    Allot, Issue and Deal with Additional Shares Not
    Exceeding 20% of the Issued Share Capital           Management  For           Voted - Against
7   To Extend the General Mandate Granted to the
    Directors to Issue Shares by the Number of Shares
    Repurchased                                         Management  For           Voted - Against
Meeting Date: 28-May-14 Meeting Type: Extraordinary General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0414/ltn20140414581.pdf-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0414/ltn20140414534.pdf                      Non-Voting                Non-Voting
    Please Note in the Hong Kong Market That A Vote of
    "abstain" Will be Treated-the Same As A "take No
    Action" Vote.                                       Non-Voting                Non-Voting
1   To Approve and Adopt the Amended Articles (as
    Defined in the Circular of the Company Dated 15


193




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    April 2014) As the New Articles of Association of
    the Company                                         Management  For           Voted - Against
SHANGHAI PHARMACEUTICALS HOLDING CO LTD, SHANGHAI
CUSIP: Y7685S108
Meeting Date: 08-May-14 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0402/ltn201404021706.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0402/ltn201404021738.pdf                     Non-Voting                Non-Voting
1   Report of the Board of Directors 2013               Management  For           Voted - For
2   Report of the Board of Supervisors 2013             Management  For           Voted - For
3   Final Accounts Report 2013                          Management  For           Voted - For
4   Proposal Regarding Financial Budget for 2014        Management  For           Voted - For
5   Profit Distribution Plan for 2013                   Management  For           Voted - For
6   Proposal Regarding Payment of Auditor's Fees for
    2013                                                Management  For           Voted - For
7   Proposal Regarding Engagement of Auditors           Management  For           Voted - For
8   Proposal Regarding External Guarantees for 2014     Management  For           Voted - For
9   Proposal Regarding Use of Proceeds from H Share
    Offering                                            Management  For           Voted - For
10  Proposal Regarding Entry Into Financial Service
    Framework Agreement and Connected Transactions      Management  For           Voted - For
11  Proposal Regarding Changes by Shanghai
    Pharmaceutical (group) Co., Ltd. in Commitment to
    Land and Real Property                              Management  For           Voted - For
12  Proposal Regarding Changes by Shanghai
    Pharmaceutical (group) Co., Ltd. in Commitment to
    Shares Held by Employees and Employee Share
    Ownership Committees                                Management  For           Voted - For
13  Proposal Regarding the Grant of A General Mandate
    by the Shareholders' General Meeting to Allot,
    Issue and Deal with Shares                          Management  For           Voted - Against
SHENZHEN INTERNATIONAL HOLDINGS LTD
CUSIP: G8086V104
Meeting Date: 12-Feb-14 Meeting Type: Special General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-resolution "1", Abstain
    is Not A Voting Option on This Meeting              Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0123/ltn20140123582.pdf-


194




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2014/0123/ltn20140123591.pdf                      Non-Voting                Non-Voting
1     To Approve the Share Consolidation of Every Ten
      (10) Issued and Unissued Shares of Par Value Hkd
      0.10 Each in the Share Capital of the Company Into
      One (1) Share of Par Value Hkd 1.00 and Such
      Related Matters, Further Details of Which are Set
      Out in the Notice of Special General Meeting of the
      Company Dated 24 January 2014                       Management  For           Voted - For
SHENZHEN INTERNATIONAL HOLDINGS LTD
CUSIP: G8086V146
Meeting Date: 16-May-14 Meeting Type: Annual General Meeting
      Please Note That Shareholders are Allowed to Vote
      'in Favor' Or 'against' For-all Resolutions,
      Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
      Please Note That the Company Notice and Proxy Form
      are Available by Clicking-on the Url Links:-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2014/0410/ltn20140410941.pdf-and-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2014/0410/ltn20140410927.pdf                      Non-Voting                Non-Voting
1     To Receive and Consider the Audited Financial
      Statements and the Reports of the Directors and of
      the Auditor for the Year Ended 31 December 2013     Management  For           Voted - For
2     To Declare the Final Dividend for the Year Ended 31
      December 2013, the Final Dividend be Satisfied in
      the Form of an Allotment of Scrip Shares, and
      Shareholders of the Company Will be Given the
      Option of Receiving in Cash                         Management  For           Voted - For
3.i   To Re-elect Mr. Li Jing Qi As A Director            Management  For           Voted - For
3.ii  To Re-elect Professor Wong Yuk Shan As A Director   Management  For           Voted - For
3.iii To Re-elect Mr. Nip Yun Wing As A Director          Management  For           Voted - For
3.iv  To Authorise the Board of Directors to Fix the
      Directors' Remuneration                             Management  For           Voted - For
4     To Re-appoint the Auditor of the Company and to
      Authorise the Board of Directors to Fix the
      Auditor's Remuneration                              Management  For           Voted - For
5     To Grant A Repurchase Mandate to the Directors to
      Repurchase Shares in the Company As Set Out in Item
      5 of the Notice of Annual General Meeting           Management  For           Voted - For
6     To Grant A General Mandate to the Directors to
      Allot, Issue and Otherwise Deal with the Shares in
      the Company As Set Out in Item 6 of the Notice of
      Annual General Meeting                              Management  For           Voted - Against
7     To Extend the General Mandate Granted to the
      Directors to Allot, Issue and Otherwise Deal with
      the Shares in the Company As Set Out in Item 7 of
      the Notice of Annual General Meeting                Management  For           Voted - Against
                                                          195





                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
8   To Approve and Adopt the New Share Option Scheme of
    the Company                                         Management  For           Voted - For
SHENZHOU INTERNATIONAL GROUP LTD
CUSIP: G8087W101
Meeting Date: 28-May-14 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0425/ltn20140425811.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0425/ltn20140425841.pdf                      Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
1   To Receive and Consider the Consolidated Audited
    Financial Statements and the Reports of the
    Directors and the Independent Auditors of the
    Company for the Year Ended 31 December 2013         Management  For           Voted - For
2   To Approve and Declare the Payment of A Final
    Dividend (including A Special Dividend) for the
    Year Ended 31 December 2013                         Management  For           Voted - For
3   To Re-elect Mr. Chen Genxiang As an Independent
    Non-executive Director of the Company               Management  For           Voted - For
4   To Re-elect Mr. Chen Xu As an Independent
    Non-executive Director of the Company               Management  For           Voted - For
5   To Re-elect Ms. Chen Zhifen As an Executive
    Director of the Company                             Management  For           Voted - Against
6   To Re-elect Mr. Jiang Xianpin As an Independent
    Non-executive Director of the Company               Management  For           Voted - For
7   To Re-elect Mr. Wang Cunbo As an Executive Director
    of the Company                                      Management  For           Voted - Against
8   To Authorise the Board of Directors of the Company
    (the "board") to Fix the Remuneration of the
    Directors                                           Management  For           Voted - For
9   To Re-appoint Ernst & Young As the Company's
    Auditors and to Authorise the Board to Fix Their
    Remuneration                                        Management  For           Voted - For
10  To Grant A General Mandate to the Directors of the
    Company to Allot, Issue and Deal with the Company's
    Shares                                              Management  For           Voted - Against
11  To Grant A General Mandate to the Directors of the
    Company to Repurchase the Company's Shares          Management  For           Voted - For
12  To Add the Nominal Value of the Shares Repurchased
    by the Company to the Mandate Granted to the
    Directors Under Resolution No. 10                   Management  For           Voted - Against


196

CSI CHINA FIVE YEAR PLAN ETF




PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
SHUNFENG PHOTOVOLTAIC INTERNATIONAL LTD, GRAND CAY
CUSIP: G81170105
Meeting Date: 27-Jun-14 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting       Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0527/ltn20140527420.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0527/ltn20140527415.pdf                       Non-Voting                Non-Voting
1   To Consider and Approve the Audited Consolidated
    Financial Statements, Together with the Reports of
    the Directors (the ''directors'') and Auditors of
    the Company for the Year Ended 31 December 2013      Management  For           Voted - For
2.a To Re-elect Mr. Wang Xingfu As an Executive Director Management  For           Voted - For
2.b To Re-elect Mr. Shi Jianmin As an Executive Director Management  For           Voted - For
2.c To Re-elect Mr. Wang Yu As an Executive Director     Management  For           Voted - For
2.d To Re-elect Mr. Lu Bin As A Non- Executive Director  Management  For           Voted - For
2.e To Authorise the Board of Directors of the Company
    (the ''board'') to Fix Their Remuneration            Management  For           Voted - For
3   To Re-appoint Deloitte Touche Tohmatsu As the
    Auditors of the Company and to Authorise the Board
    to Fix Their Remuneration                            Management  For           Voted - For
4   To Grant A General Mandate to the Board to Allot,
    Issue and Deal with Additional Shares of the
    Company As Set Out in Resolution No. 4 of the Notice Management  For           Voted - Against
5   To Grant A General Mandate to the Board to
    Repurchase Shares of the Company As Set Out in
    Resolution No. 5 of the Notice                       Management  For           Voted - For
6   To Grant the Extension of the General Mandate to
    the Board to Allot, Issue and Deal with Such Number
    of Additional Shares As May be Repurchased by the
    Company As Set Out in Resolution No. 6 of the Notice Management  For           Voted - Against
7   To Change the Name of Company from ''shunfeng
    Photovoltaic International Limited (as Specified)''
    to ''sunfu International Limited (as Specified)"     Management  For           Voted - For
SIHUAN PHARMACEUTICAL HOLDINGS GROUP LTD, HAMILTON
CUSIP: G8162K113
Meeting Date: 30-May-14 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting       Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-


197




     CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
     Http://www.hkexnews.hk/listedco/listconews/seh
     K/2014/0428/ltn20140428782.pdf-and-
     Http://www.hkexnews.hk/listedco/listconews/seh
     K/2014/0428/ltn20140428750.pdf                      Non-Voting                Non-Voting
1    To Receive and Adopt the Audited Consolidated
     Financial Statements of the Company and the Reports
     of the Directors and Auditors for the Year Ended 31
     December 2013                                       Management  For           Voted - For
2    To Declare A Final Dividend for the Year Ended 31
     December 2013                                       Management  For           Voted - For
3Ai  To Re-elect the Following Retiring Director of the
     Company: Che Fengsheng As an Executive Director of
     the Company                                         Management  For           Voted - For
3Aii To Re-elect the Following Retiring Director of the
     Company: Homer Sun As A Non-executive Director of
     the Company                                         Management  For           Voted - For
3Aiii To Re-elect the Following Retiring Director of the
     Company: Zhang Jionglong As A Non-executive
     Director of the Company                             Management  For           Voted - For
3Aiv To Re-elect the Following Retiring Director of the
     Company: Tsang Wah Kwong As an Independent Non-
     Executive Director of the Company                   Management  For           Voted - For
3Av  To Re-elect the Following Retiring Director of the
     Company: Zhu Xun As an Independent Non-executive
     Director of the Company                             Management  For           Voted - For
3B   To Authorise the Board of Directors of the Company
     to Fix the Remuneration of the Directors            Management  For           Voted - For
4    To Re-appoint PricewaterhouseCoopers As Auditors of
     the Company and Authorise the Board of Directors of
     the Company to Fix Their Remuneration               Management  For           Voted - For
5A   To Give A General Mandate to the Directors of the
     Company to Allot, Issue and Deal with Additional
     Shares Not Exceeding 20% of the Issued Share
     Capital of the Company                              Management  For           Voted - Against
5B   To Give A General Mandate to the Directors of the
     Company to Repurchase Shares Not Exceeding 10% of
     the Issued Share Capital of the Company             Management  For           Voted - For
5C   To Extend the Authority Given to the Directors of
     the Company Pursuant to Ordinary Resolution No.
     5(a) to Issue Shares by Adding to the Issued Share
     Capital of the Company the Number of Shares
     Repurchased Under Ordinary Resolution No. 5(b)      Management  For           Voted - Against
6    To Approve the Increase in the Authorised Share
     Capital of the Company from Hkd 100,000,000 to Hkd
     1,000,000,000                                       Management  For           Voted - Against
7    To Approve the Bonus Issue of Shares on the Basis
     of One Bonus Share for Every One Existing Share of
     Hkd 0.01 Each in the Company                        Management  For           Voted - Against
     05 May 2014: Please Note That This is A Revision
     Due to Modification to Number-ing of Resolutions
     3aiv and 3av and Receipt of Actual Record Date. If
     You Have-already Sent in Your Votes, Please Do Not


198




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Vote Again Unless You Decide to Ame-nd Your
    Original Instructions. Thank You.                   Non-Voting                Non-Voting
SINO BIOPHARMACEUTICAL LTD
CUSIP: G8167W138
Meeting Date: 27-May-14 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0422/ltn20140422271.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0422/ltn20140422285.pdf                      Non-Voting                Non-Voting
1   To Receive and Consider the Audited Consolidated
    Financial Statements and the Reports of the
    Directors and Independent Auditors for the Year
    Ended 31st December, 2013                           Management  For           Voted - For
2   To Approve the Payment of A Final Dividend for the
    Year Ended 31st December, 2013                      Management  For           Voted - For
3.A.I To Re-elect Mr. Zhang Baowen As A Director of the
    Company                                             Management  For           Voted - For
3A.II To Re-elect Mr. Tao Huiqi As A Director of the
    Company                                             Management  For           Voted - For
3AIIITo Re-elect Mr. He Huiyu As A Director of the
    Company                                             Management  For           Voted - For
3AIVTo Re-elect Mr. Li Dakui As A Director of the
    Company                                             Management  For           Voted - For
3.B To Authorise the Board of Directors to Fix Their
    Remuneration                                        Management  For           Voted - For
4   To Re-appoint the Company's Auditors and to
    Authorise the Board of Directors to Fix Their
    Remuneration                                        Management  For           Voted - For
5.A To Grant to the Directors A General Mandate to
    Allot, Issue and Otherwise Deal with Additional
    Shares Not Exceeding 20 Per Cent. of the Issued
    Share Capital of the Company                        Management  For           Voted - Against
5.B To Grant to the Directors A General Mandate to
    Repurchase Not Exceeding 10 Per Cent. of the Issued
    Share Capital of the Company                        Management  For           Voted - For
5.C To Extend the Share Allotment Mandate by the
    Addition Thereto of the Company Repurchased by the
    Company                                             Management  For           Voted - Against


199




                         CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
SINO MEDIA HOLDINGS LTD
CUSIP: Y7544D102
Meeting Date: 12-Jun-14  Meeting Type: Annual General Meeting
    Please Note in the Hong Kong Market That A Vote of
    "abstain" Will be Treated-the Same As A "take No
    Action" Vote.                                        Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0417/ltn20140417250.pdf-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0417/ltn20140417242.pdf                       Non-Voting                Non-Voting
1   To Receive and Adopt the Audited Consolidated
    Financial Statements and the Reports of the
    Directors of the Company ("directors") and the
    Independent Auditors of the Company ("auditors")
    for the Year Ended 31 December 2013                  Management  For           Voted - For
2   To Declare A Final Dividend of 16.48 Hk Cents Per
    Ordinary Share and A Special Dividend of 16.48 Hk
    Cents Per Ordinary Share of the Company to be Paid
    to the Shareholders of the Company Whose Names
    Appear on the Register of Members of the Company on
    Friday, 20 June 2014                                 Management  For           Voted - For
3   To Re-appoint Messrs. KPMG As the Auditors and
    Authorise the Board of Directors to Fix Their
    Remuneration                                         Management  For           Voted - For
4.a To Re-elect Mr. Li Zongzhou As an Executive Director Management  For           Voted - For
4.b To Re-elect Mr. He Hui David As an Non- Executive
    Director                                             Management  For           Voted - For
4.c To Re-elect Mr. Qi Daqing As an Independent
    Non-executive Director                               Management  For           Voted - For
5   To Authorise the Board of Directors to Fix the
    Directors' Remuneration                              Management  For           Voted - For
6   To Grant the General Mandate to the Directors to
    Issue Or Otherwise Deal with Unissued Shares of the
    Company (the "general Mandate") As Set Out in Item
    6 of the Notice of Annual General Meeting Dated 17
    April 2014                                           Management  For           Voted - Against
7   To Grant the Repurchase Mandate to the Directors to
    Repurchase Shares of the Company (the "repurchase
    Mandate") As Set Out in Item 7 of the Notice of
    Annual General Meeting Dated 17 April 2014           Management  For           Voted - For
8   To Approve the Addition to the General Mandate of
    the Number of Shares Repurchased by the Company
    Under the Repurchase Mandate As Set Out in Item 8
    of the Notice of Annual General Meeting Dated 17
    April 2014                                           Management  For           Voted - Against
9   To Extend the Exercisable Period of the Options
    Granted Under the Pre- Ipo Share Option Scheme
    Adopted by the Company on 29 June 2007 and
                                                         200





                         CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Outstanding As at the Date of This Resolution to
    the Expiry of 10 Years from the Date of Grant of
    the Relevant Options                                Management  For           Voted - For
SINOFERT HOLDINGS LTD, HAMILTON
CUSIP: G8403G103
Meeting Date: 24-Jan-14  Meeting Type: Special General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0107/ltn20140107350.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0107/ltn20140107342.pdf                      Non-Voting                Non-Voting
1   To Approve the Amended Mou (as Defined and
    Described in the Circular to the Shareholders of
    the Company Dated 8 January 2014), the Transactions
    Contemplated Thereunder, the Proposed Annual Caps
    Relating Thereto, and Associated Matters            Management  For           Voted - For
2   To Approve the Framework Agreement (as Defined and
    Described in the Circular to the Shareholders of
    the Company Dated 8 January 2014), the Transactions
    Contemplated Thereunder, the Proposed Annual Caps
    Relating Thereto, and Associated Matters            Management  For           Voted - For
Meeting Date: 15-May-14  Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0408/ltn20140408457.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0408/ltn20140408476.pdf                      Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
1   To Receive and Adopt the Audited Consolidated
    Financial Statements of the Company and the Reports
    of the Directors and the Auditors of the Company
    for the Year Ended 31 December 2013                 Management  For           Voted - For
2.A To Re-elect Mr. Wang Hong Jun As an Executive
    Director of the Company                             Management  For           Voted - Against
2.B To Re-elect Mr. Harry Yang As an Executive Director
    of the Company                                      Management  For           Voted - Against
2.C To Re-elect Mr. Yang Lin As A Non- Executive
    Director of the Company                             Management  For           Voted - Against
2.D To Re-elect Ms. Xiang Dandan As A Non- Executive
    Director of the Company                             Management  For           Voted - Against


201




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
3   To Authorize the Board of Directors of the Company
    to Fix the Remuneration for All Directors            Management  For           Voted - For
4   To Re-appoint KPMG As Auditors of the Company and
    to Authorize the Board of Directors of the Company
    to Fix Their Remuneration                            Management  For           Voted - For
5   To Grant to the Directors A General Mandate to
    Allot, Issue and Deal with Ordinary Shares of the
    Company                                              Management  For           Voted - Against
6   To Grant to the Directors A General Mandate to
    Repurchase Ordinary Shares of the Company            Management  For           Voted - For
7   To Extend the General Mandate to the Directors to
    Allot, Issue and Deal with Ordinary Shares of the
    Company by the Number of Ordinary Shares Repurchased Management  For           Voted - Against
Meeting Date: 15-May-14 Meeting Type: Special General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0424/ltn20140424553.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0424/ltn20140424631.pdf                       Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-resolution 1, Abstain
    is Not A Voting Option on This Meeting               Non-Voting                Non-Voting
1   To Approve the Transactions Contemplated Under the
    Sulphur Import Framework Agreement (as Defined and
    Described in the Circular to the Shareholders of
    the Company Dated 25 April 2014), the Proposed
    Revised Annual Caps Relating Thereto and Associated
    Matters                                              Management  For           Voted - For
SINOPEC YIZHENG CHEMICAL FIBRE CO LTD
CUSIP: Y8038V103
Meeting Date: 18-Jun-14 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting       Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0429/ltn20140429592.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0429/ltn20140429655.pdf                       Non-Voting                Non-Voting
1   To Receive, Consider and Approve the Report of the
    Board of the Directors of the Company for the Year
    2013                                                 Management  For           Voted - For
2   To Receive, Consider and Approve the Report of the
    Supervisory Committee of the Company for the Year
    2013                                                 Management  For           Voted - For


202




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
3   To Receive, Consider and Approve the Audited
    Financial Statements and the Report of the Auditors
    of the Company for the Year 2013                     Management  For           Voted - For
4   To Receive, Consider and Approve the Scheme of
    Profit Distribution of the Company for the Year 2013 Management  For           Voted - For
5   To Re-appoint PricewaterhouseCoopers Zhong Tian LLP
    (special General Partnership) As the Domestic
    Auditor and Internal Control Auditor of the Company
    for the Year 2014 and to Re-appoint
    PricewaterhouseCoopers As the International Auditor
    of the Company for the Year 2014, and Authorize the
    Board of Directors to Fix Their Remuneration         Management  For           Voted - For
6   To Elect Mr. Li Jian-ping As A Director of the
    Seventh Session of the Board of Directors of the
    Company                                              Management  For           Voted - Against
    05 May 2014: Please Note That This is A Revision
    Due to Change in Record Date-from 19 May 2014 to 16
    May 2014. If You Have Already Sent in Your Votes,
    Pleas-e Do Not Vote Again Unless You Decide to
    Amend Your Original Instructions. Tha-nk You.        Non-Voting                Non-Voting
SINOPHARM GROUP CO LTD
CUSIP: Y8008N107
Meeting Date: 06-Jan-14 Meeting Type: Extraordinary General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting       Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/1121/ltn20131121158.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/1121/ltn20131121156.pdf                       Non-Voting                Non-Voting
1   To Consider And, If Thought Fit, to Approve the
    Appointment of Mr. Li Zhiming As an Executive
    Director of the Second Session of the Board of
    Directors of the Company (the "board"), to
    Authorize the Board to Fix His Remuneration, and to
    Authorize the Chairman of the Board Or Any
    Executive Director of the Company to Enter Into the
    Service Contract Or Such Other Documents Or
    Supplemental Agreements Or Deeds with Him            Management  For           Voted - For
2   To Consider And, If Thought Fit, to Approve the
    Amendments to the Articles of Association of the
    Company (the "articles of Association") in Respect
    of Article 57, Article 70, Article 93, Article 94
    and Article 146, and to Authorize the Secretary to
    the Board to Make All Necessary Applications,
    Approvals, Registrations and Filings and Other
    Related Matters (if Any) in Connection with the
    Amendments to the Articles of Association Including


203




                           CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY    MGT. POSITION REGISTRANT VOTED
    Revisions to Wordings As Required by the Competent
    Authorities of the Prc                              Management     For           Voted - For
    26 Nov 2013: Please Note That This is A Revision
    Due to Change in Record Date-from 07 Dec 2013 to 06
    Dec 2013. If You Have Already Sent in Your Votes,
    Pleas-e Do Not Return This Proxy Form Unless You
    Decide to Amend Your Original Instr-uctions. Thank
    You.                                                Non-Voting                   Non-Voting
Meeting Date: 04-Apr-14    Meeting Type: Extraordinary General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-resolution "1", Abstain
    is Not A Voting Option on This Meeting              Non-Voting                   Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0217/ltn20140217445.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0217/ltn20140217455.pdf                      Non-Voting                   Non-Voting
1   To Consider And, If Thought Fit, to Approve: That
    (a) the Company be and is Hereby Authorized to
    Issue the Super Commercial Papers in the Prc in the
    Aggregate Principal Amount of Not More Than Rmb15
    Billion (the "super Commercial Papers"); (b) the
    Board of Directors of the Company (the "board") and
    the President of the Company Authorized by the
    Board, be and is Hereby Authorized to Deal with All
    the Matters in Relation to the Proposed Issue of
    Super Commercial Papers in Its/his Sole Discretion,
    Including But Not Limited To: (1) Subject to the
    Laws and Regulations and with Reference to the
    Specific Conditions of the Company and the Market,
    to Formulate, Adjust and Implement Detailed Plan,
    Specific Terms and Conditions of the Super
    Commercial Papers, Including But Not Limited to the
    Issuance Size, Issue Method (including Contd        Management     For           Voted - For
    Contd Amount for Each Tranche), Maturity, Interest
    Rate, Use of the Proceeds,-guaranty Arrangement,
    Security Arrangement of the Repayment and
    Other-specific Matters; (2) to Formulate, Approve,
    Execute, Amend and Announce All-the Legal Documents
    Regarding the Issue of the Super Commercial Papers,
    And-to Make Corresponding Supplements Or
    Adjustments on the Application Documents-in
    Accordance with the Requirements of the Regulatory
    Authorities; (3) To-select the Bond Trustee,
    Execute the Trustee Management Agreement,
    And-formulate the Rules of Bondholders' Meeting;
    (4) If There is Any Change On-the Opinions Or
    Policies of the Regulatory Authorities on the Issue
    of The-super Commercial Papers Or Market
    Conditions, Except for the Matters Which-are
    Subject to the Shareholders' Approval in Accordance
    with the Relevant-laws, Contd                       Non-Voting                   Non-Voting
                           204





                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Contd Regulations and the Articles of Association
    of the Company, to Make- Corresponding Adjustments
    to the Matters Relating to the Issue of the
    Super-commercial Papers, Or to Decide Whether Or
    Not to Proceed the Issue of The-super Commercial
    Papers Based on the Actual Situations; (5) to Deal
    with The-matters Relating to the Application and
    Listing of the Super Commercial-papers; (6) to
    Determine the Engagement of Necessary
    Intermediaries To- Participate in the Issue of the
    Super Commercial Papers; and (7) to Deal With-all
    Other Relevant Matters Relating to the Issue of the
    Super Commercial-papers. the Above Authorization
    Will be Valid from the Date of the Approval-by the
    Shareholders of the Company at the Egm Until the
    Completion of The-matters Under Such Authorization  Non-Voting                Non-Voting
    25 Feb 2014: Please Note That This is A Revision
    Due to Change in Record Date-from 05 Mar 2014 to 04
    Mar 2014. If You Have Already Sent in Your Votes,
    Pleas-e Do Not Return This Proxy Form Unless You
    Decide to Amend Your Original Instr-uctions. Thank
    You.                                                Non-Voting                Non-Voting
Meeting Date: 19-Jun-14 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
    14 Apr 2014: Please Note That the Company Notice
    and Proxy Form are Available-by Clicking on the
    Url Links:
    Http://www.hkexnews.hk/listedco/listconews/seh
    K-/2014/0410/ltn20140410031.pdf and
    Http://www.hkexnews.hk/listedco/listconews-
    /sehk/2014/0410/ltn20140410027.pdf                  Non-Voting                Non-Voting
1   To Consider and Approve the Report of the Board of
    Directors of the Company (the "board") for the Year
    Ended 31 December 2013                              Management  For           Voted - For
2   To Consider and Approve the Report of the
    Supervisory Committee of the Company for the Year
    Ended 31 December 2013                              Management  For           Voted - For
3   To Consider and Approve the Audited Financial
    Statements of the Company and Its Subsidiaries for
    the Year Ended 31 December 2013 and the Auditors'
    Report                                              Management  For           Voted - For
4   To Consider and Approve the Profit Distribution
    Plan and Payment of the Final Dividend for the Year
    Ended 31 December 2013                              Management  For           Voted - For
5   To Consider and Approve the Re- Appointment of
    PricewaterhouseCoopers Zhong Tian LLP As the
    Domestic Auditors of the Company to Hold Office
    Until Conclusion of the Next Annual General
    Meeting, and to Ratify and Confirm Its Remuneration
    Determined by the Audit Committee of the Board      Management  For           Voted - For


205




                          CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
6   To Consider and Approve the Re- Appointment of
    PricewaterhouseCoopers Certified Public
    Accountants, Hong Kong As the International
    Auditors of the Company to Hold Office Until
    Conclusion of the Next Annual General Meeting, and
    to Ratify and Confirm Its Remuneration Determined
    by the Audit Committee of the Board                 Management  For           Voted - For
7   To Consider, Approve, Ratify and Confirm the
    Remuneration of the Directors of the Company (the
    "directors") for the Year Ended 31 December 2013,
    and to Consider and Authorize the Board to
    Determine the Remuneration of the Directors for the
    Year Ending 31 December 2014                        Management  For           Voted - For
8   To Consider and Approve the Delegation of the Power
    to the Board to Approve the Guarantees in Favor of
    Third Parties with an Aggregate Total Value of Not
    More Than 30% of the Latest Audited Total Assets of
    the Company Over A Period of 12 Months; and If the
    Above Delegation is Not Consistent With, Collides
    with Or Conflicts with the Requirements Under the
    Rules Governing the Listing of Securities (the
    "listing Rules") on the Stock Exchange of Hong Kong
    Limited (the "stock Exchange") Or Other
    Requirements of the Stock Exchange, the
    Requirements Under the Listing Rules Or Other
    Requirements of the Stock Exchange Should be
    Followed                                            Management  For           Voted - Abstain
9   To Consider and Approve to Grant A General Mandate
    to the Board to Exercise the Power of the Company
    to Allot, Issue And/or Deal with Domestic Shares
    And/or H Shares. (details of This Resolution Were
    Contained in the Notice of the Agm Dated 10 April
    2014 (the "notice").)                               Management  For           Voted - Against
    14 Apr 2014: Please Note That This is A Revision
    Due to Modification to Text O-f Comment. If You
    Have Already Sent in Your Votes, Please Do Not
    Return This P-roxy Form Unless You Decide to Amend
    Your Original Instructions. Thank You.              Non-Voting                Non-Voting
SUN ART RETAIL GROUP LTD, HONG KONG
CUSIP: Y8184B109
Meeting Date: 15-May-14   Meeting Type: Annual General Meeting
    Please Note in the Hong Kong Market That A Vote of
    "abstain" Will be Treated-the Same As A "take No
    Action" Vote.                                       Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0317/ltn20140317085.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0317/ltn20140317063.pdf                      Non-Voting                Non-Voting


206




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
1   To Receive the Audited Consolidated Financial
    Statements and the Reports of the Directors (the
    "directors") and Auditors for the Year Ended 31
    December 2013                                       Management  For           Voted - For
2   To Declare A Final Dividend of Hkd 0.28 Per Share
    for the Year Ended 31 December 2013                 Management  For           Voted - For
3.a To Re-elect Ms. Karen Yifen Chang As Independent
    Non-executive Director                              Management  For           Voted - For
3.b To Re-elect Mr. Desmond Murray As Independent
    Non-executive Director                              Management  For           Voted - For
3.c To Re-elect Mr. He Yi As Independent Non- Executive
    Director                                            Management  For           Voted - For
3.d To Authorize the Board of Directors (the "board")
    to Fix the Respective Directors' Remuneration       Management  For           Voted - For
4   To Re-appoint KPMG As Auditors and to Authorize the
    Board to Fix Their Remuneration                     Management  For           Voted - For
5   To Give A General Mandate to the Directors to
    Repurchase Shares of the Company Not Exceeding 10%
    of the Total Number of Issued Shares in the Share
    Capital of the Company As at the Date of This
    Resolution                                          Management  For           Voted - For
6   To Give A General Mandate to the Directors to
    Issue, Allot and Deal with Additional Shares of the
    Company Not Exceeding 20% of the Total Number of
    Issued Shares in the Share Capital of the Company
    As at the Date of This Resolution                   Management  For           Voted - Against
7   To Extend the General Mandate Granted to the
    Directors to Issue, Allot and Deal with Additional
    Shares in the Capital of the Company by the
    Aggregate Number of the Shares Repurchased by the
    Company                                             Management  For           Voted - Against
SUNNY OPTICAL TECHNOLOGY (GROUP) CO LTD
CUSIP: G8586D109
Meeting Date: 13-May-14 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking O-n the Url Links:
    Http://www.hkexnews.hk/listedco/list
    Conews/sehk/2014/0331/ltn- 20140331266.pdf and
    Http://www.hkexnews.hk/listedco/list
    Conews/sehk/2014/0331/- Ltn20140331250.pdf          Non-Voting                Non-Voting
1   To Receive and Consider the Audited Consolidated
    Accounts and the Reports of Directors and Auditor
    of the Company for the Year Ended 31 December 2013  Management  For           Voted - For
2   To Declare A Final Dividend for the Year Ended 31
    December 2013                                       Management  For           Voted - For


207




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
3.a To Re-elect Mr. Wang Wenjie As an Executive
    Director of the Company                             Management  For           Voted - For
3.b To Re-elect Mr. Ye Liaoning As an Executive
    Director of the Company                             Management  For           Voted - For
3.c To Re-elect Mr. Zhang Yuqing As an Independent
    Non-executive Director of the Company               Management  For           Voted - For
3.d To Authorise the Board ("board") of Directors
    ("directors") of the Company to Fix the
    Remuneration of the Directors                       Management  For           Voted - For
4   To Re-appoint Deloitte Touche Tohmatsu As the
    Company's External Auditor and to Authorise the
    Board to Fix Their Remuneration                     Management  For           Voted - For
5   That A General and Unconditional Mandate be Granted
    to the Directors to Exercise All the Power to
    Allot, Issue and Otherwise Dealt with New Shares of
    the Company Not Exceeding 20% of the Aggregate
    Nominal Amount of the Share Capital of the Company
    in Issue As at the Date of the Passing of the
    Relevant Resolution                                 Management  For           Voted - Against
6   That A General and Unconditional Mandate be Granted
    to the Directors to Repurchase Shares of the
    Company on the Stock Exchange of Hong Kong Limited
    of Up to 10% of the Aggregate Nominal Amount of the
    Share Capital of the Company in Issue As at the
    Date of the Passing of the Relevant Resolution      Management  For           Voted - For
7   That Subject to the Passing of Resolutions Numbered
    5 and 6, the Number of Shares to be Allotted,
    Issued and Otherwise Dealt with by the Directors
    Pursuant to Resolution Numbered 5 be Increased by
    the Aggregate Amount of Share Capital of the
    Company Which are to be Repurchased by the Company
    Pursuant to the Authority Granted to the Directors
    Under Resolution Numbered 6                         Management  For           Voted - Against
TCL MULTIMEDIA TECHNOLOGY HOLDINGS LTD, GEORGE TOW
CUSIP: G8701T138
Meeting Date: 28-Apr-14 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting.     Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0321/ltn20140321304.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0321/ltn20140321318.pdf                      Non-Voting                Non-Voting
1   To Receive and Adopt the Audited Consolidated
    Financial Statements for the Year Ended 31 December
    2013 and the Reports of the Directors (the
    "directors") and Independent Auditors (the
    "auditors") of the Company Thereon                  Management  For           Voted - For


208




                          CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY   MGT. POSITION REGISTRANT VOTED
2   To Re-appoint Messrs. Ernst & Young As the Auditors
    and to Authorise the Board of Directors to Fix
    Their Remuneration                                  Management    For           Voted - For
3.a To Elect Mr. Hao Yi As an Executive Director        Management    For           Voted - Against
3.b To Elect Mr. Yan Xiaolin As an Executive Director   Management    For           Voted - Against
3.c To Elect Mr. Shi Wanwen As A Non-executive Director
    Until the Conclusion of the Annual General Meeting
    of the Company of 2017                              Management    For           Voted - Against
4.a To Re-elect Mr. Li Dongsheng As an Executive
    Director                                            Management    For           Voted - Against
4.b To Re-elect Mr. Albert Thomas Da Rosa, Junior As A
    Non-executive Director Until the Conclusion of the
    Annual General Meeting of the Company of 2017       Management    For           Voted - Against
4.c To Re-elect Dr. Tseng Shieng-chang Carter As an
    Independent Non-executive Director Until the
    Conclusion of the Annual General Meeting of the
    Company of 2017                                     Management    For           Voted - For
5   To Re-elect Mr. Tang Guliang As an Independent
    Non-executive Director Until the Conclusion of the
    Annual General Meeting of the Company of 2017       Management    For           Voted - For
6   To Authorize the Board of Directors to Fix the
    Directors' Remuneration                             Management    For           Voted - For
7   To Grant the General Mandate to the Directors to
    Issue Or Otherwise Deal with Unissued Shares of the
    Company (the "general Mandate") As Set Out in Item
    7 of the Notice of Annual General Meeting Dated 21
    March 2014 ("notice")                               Management    For           Voted - Against
8   To Grant the Repurchase Mandate to the Directors to
    Repurchase Shares of the Company (the "repurchase
    Mandate") As Set Out in Item 8 of the Notice        Management    For           Voted - For
9   To Approve the Addition to the General Mandate of
    the Number of Shares Repurchased by the Company
    Under the Repurchase Mandate As Set Out in Item 9
    of the Notice                                       Management    For           Voted - Against
Meeting Date: 16-Jun-14   Meeting Type: Extraordinary General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0527/ltn20140527589.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0527/ltn20140527591.pdf                      Non-Voting                  Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                  Non-Voting
1   That (a) the Non-competition Arrangement (including
    the Third Variation Deed (2014) As Defined in the
    Circular of the Company Dated 28 May 2014 (the
    "circular")) be and are Hereby Approved, Confirmed
    and Ratified; and (b) Any Director of the Company
    be and is Hereby Authorised to Sign Or Execute Such
    Other Documents Or Supplemental Agreements Or Deeds
                          209





                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Or Take Such Action, Do Such Things, As Such
      Director May in His Opinion Consider Necessary Or
      Desirable for the Purpose of Implementing Or Giving
      Effect to the Third Variation Deed (2014) and
      Completing the Transactions Contemplated by the
      Third Variation Deed (2014) with Such Changes As
      Such Director May Consider Necessary, Desireable Or
      Expedient                                           Management  For           Voted - For
2     That (a) the Master After Sale Service (tv
      Products) Agreement (as Defined in the Circular),
      the Terms and the Transactions Thereunder Together
      with the Relevant Proposed Annual Caps in Relation
      to Such Transactions for the Three Financial Years
      Ending 31 December 2016 As Set Out in the Circular
      be and are Hereby Approved, Confirmed and Ratified;
      and (b) Any Director of the Company be and is
      Hereby Authorised to Take Any Step and Execute Such
      Other Documents As They Consider Necessary,
      Desirable Or Expedient to Carry Out Or Give Effect
      to Or Otherwise in Connection with the Master After
      Sale Service (tv Products) Agreement and the
      Transactions Contemplated Thereby                   Management  For           Voted - For
TENCENT HOLDINGS LTD, GEORGE TOWN
CUSIP: G87572148
Meeting Date: 14-May-14 Meeting Type: Annual General Meeting
      Please Note That the Company Notice and Proxy Form
      are Available by Clicking-on the Url Links:-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2014/0402/ltn201404021681.pdf-and-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2014/0402/ltn201404021689.pdf                     Non-Voting                Non-Voting
      Please Note That Shareholders are Allowed to Vote
      'in Favor' Or 'against' For-all Resolutions,
      Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
1     To Receive and Consider the Audited Financial
      Statements and the Reports of the Directors and
      Auditor for the Year Ended 31 December 2013         Management  For           Voted - For
2     To Declare A Final Dividend                         Management  For           Voted - For
3.i.a To Re-elect Mr Lau Chi Ping Martin As Director      Management  For           Voted - For
3.i.b To Re-elect Mr Charles St Leger Searle As Director  Management  For           Voted - For
3.ii  To Authorise the Board of Directors to Fix the
      Directors' Remuneration                             Management  For           Voted - For
4     To Re-appoint Auditor and to Authorise the Board of
      Directors to Fix Their Remuneration                 Management  For           Voted - For
5     To Grant A General Mandate to the Directors to
      Issue New Shares (ordinary Resolution 5 As Set Out
      in the Notice of the Agm)                           Management  For           Voted - Against
6     To Grant A General Mandate to the Directors to
      Repurchase Shares (ordinary Resolution 6 As Set Out
      in the Notice of the Agm)                           Management  For           Voted - For


210




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
7   To Extend the General Mandate to Issue New Shares
    by Adding the Number of Shares Repurchased
    (ordinary Resolution 7 As Set Out in the Notice of
    the Agm)                                            Management  For           Voted - Against
8   To Approve the Share Subdivision (ordinary
    Resolution 8 As Set Out in the Notice of Agm)       Management  For           Voted - For
9   To Adopt the Option Scheme of Riot Games, Inc.
    (ordinary Resolution 9 As Set Out in the Notice of
    Agm)                                                Management  For           Voted - For
10  To Amend the Existing Memorandum of Association and
    Articles of Association and to Adopt the Amended
    and Restated Memorandum of Association and Articles
    of Association (special Resolution 10 As Set Out in
    the Notice of Agm)                                  Management  For           Voted - For
TIANJIN JINRAN PUBLIC UTILITIES CO LTD
CUSIP: Y8831X108
Meeting Date: 01-Nov-13 Meeting Type: Extraordinary General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for All Resolutions.
    Thank You.                                          Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0913/ltn20130913696.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0913/ltn20130913686.pdf                        Non-Voting                Non-Voting
1   To Appoint Mr. Zhang Guo Jian As an Executive
    Director of the Company                             Management  For           Voted - Against
2   To Consider and Approve the Remuneration of Mr.
    Zhang Guo Jian and the Board of Directors of the
    Company be Authorised to Approve the Service
    Contract of Mr. Zhang Guo Jian and Other Relevant
    Documents; and Any Executive Director of the
    Company be Authorised to Sign on Behalf of the
    Company All Relevant Contracts and Other Relevant
    Documents and to Deal with All Other Necessary
    Relevant Matters in Connection Therewith            Management  For           Voted - For
Meeting Date: 03-Mar-14 Meeting Type: Extraordinary General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0114/ltn20140114037.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0113/ltn20140113537.pdf                      Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting


211




                         CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY  MGT. POSITION REGISTRANT VOTED
1   To Appoint Mr. Hou Shuang Jiang As an Executive
    Director of the Company                             Management   For           Voted - Against
2   To Consider and Approve the Remuneration of Mr. Hou
    Shuang Jiang and the Board of Directors of the
    Company be Authorised to Approve the Service
    Contract of Mr. Hou Shuang Jiang and Other Relevant
    Documents; and Any Executive Director be Authorised
    to Sign on Behalf of the Company All Relevant
    Contracts and Other Relevant Documents and to Deal
    with All Other Necessary Relevant Matters in
    Connection Therewith                                Management   For           Voted - For
Meeting Date: 16-May-14  Meeting Type: Extraordinary General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0331/ltn201403311280.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0331/ltn201403311260.pdf                     Non-Voting                 Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                 Non-Voting
1   That (i) the Gas Supply Agreement Entered Into
    Between the Company and As Specified (tianjin
    Taihua Gas Co., Ltd.*) ("taihua Gas") Dated 25
    February 2014 (the "gas Supply Agreement") (as
    Supplemented and Amended by A Supplemental
    Agreement Entered Into Between the Company and
    Taihua Gas Dated 12 March 2014 (the "supplemental
    Agreement")) in Respect of the Supply of Natural
    Gas by the Company to Taihua Gas for the Year
    Ending 31 December 2014 be and are Hereby Approved,
    Confirmed and Ratified, the Transactions
    Contemplated Thereunder be and are Hereby Approved,
    Confirmed and Ratified, and the Cap for the Supply
    of Gas by the Company to Taihua Gas for the Year
    Ending 31 December 2014 Upon the Obtaining of the
    Approval of the Independent Shareholders of the
    Company Under the Gas Supply Agreement (the "2014
    Cap") be and are Contd                              Management   For           Voted - For
    Contd Hereby Approved; (ii) Any One Director of the
    Company (the "director")-be and is Hereby
    Authorised to Do Or Execute for and on Behalf of
    the Company-all Such Acts and Things and Such Other
    Documents and to Take Such Steps As-he Or They May
    Consider Necessary, Appropriate, Desirable Or
    Expedient To-implement Or Give Effect to the Gas
    Supply Agreement (as Supplemented And-amended by
    the Supplemental Agreement), All Transactions
    Contemplated-                                       Non-Voting                 Non-Voting
    Thereunder, the 2014 Cap and All Other Matters
    Incidental Thereto Or In-connection Therewith and
    to Agree to and Make Such Variation, Amendment


212




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    And-waiver of Any of the Matters Relating Thereto
    Or in Connection Therewith                                                    Non-Voting
Meeting Date: 20-Jun-14 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0429/ltn20140429895.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0429/ltn20140429839.pdf                      Non-Voting                Non-Voting
1   To Receive and Adopt the Audited Financial
    Statements and the Reports of the Directors and
    Supervisors of the Company and Auditors for the
    Year Ended 31 December 2013                         Management  For           Voted - For
2   To Approve the Appropriation to Statutory Surplus
    Reserve for the Year Ended 31 December 2013         Management  For           Voted - For
3   To Re-appoint Messrs. Deloitte Touche Tohmatsu As
    the Company's Auditors and Authorize the Board of
    Directors of the Company to Fix Their Remuneration  Management  For           Voted - For
TINGYI (CAYMAN ISLANDS) HOLDING CORP
CUSIP: G8878S103
Meeting Date: 30-Dec-13 Meeting Type: Extraordinary General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/1206/ltn20131206201.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/1206/ltn20131206191.pdf                      Non-Voting                Non-Voting
1   To Approve, Ratify, Confirm and Authorise (i) the
    Tzci Supply Agreement (as Defined in the Circular
    of the Company Dated 6 December 2013 (the
    "circular")) and the Transactions Contemplated
    Thereunder; (ii) the Annual Caps in Relation to the
    Tzci Supply Agreement; and (iii) Any One Director
    of the Company for and on Behalf of the Company to
    Execute All Such Other Documents, Instruments and
    Agreements and Make Any Amendments to the Tzci
    Supply Agreement and Any Other Documents and to Do
    All Such Acts Or Things Deemed by Him/them to be
    Incidental To, Ancillary to Or in Connection with
    the Matters Contemplated Under the Tzci Supply
    Agreement                                           Management  For           Voted - For


213




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   To Approve, Ratify, Confirm and Authorise (i) the
    Tfs Supply Agreement (as Defined in the Circular)
    and the Transactions Contemplated Thereunder; (ii)
    the Annual Caps in Relation to the Tfs Supply
    Agreement; and (iii) Any One Director of the
    Company for and on Behalf of the Company to Execute
    All Such Other Documents, Instruments and
    Agreements and Make Any Amendments to the Tfs
    Supply Agreement and Any Other Documents and to Do
    All Such Acts Or Things Deemed by Him/them to be
    Incidental To, Ancillary to Or in Connection with
    the Matters Contemplated Under the Tfs Supply
    Agreement                                           Management  For           Voted - For
    09 Dec 2013: Please Note That This is A Revision
    Due to Change in Record Date.-if You Have Already
    Sent in Your Votes, Please Do Not Return This Proxy
    Form-unless You Decide to Amend Your Original
    Instructions. Thank You.                            Non-Voting                Non-Voting
Meeting Date: 14-May-14 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0409/ltn20140409253.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0409/ltn20140409247.pdf                      Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
1   To Receive and Consider the Audited Accounts and
    the Reports of the Directors and Auditors for the
    Year Ended 31 December 2013                         Management  For           Voted - For
2   To Declare the Payment of A Final Dividend for the
    Year Ended 31 December 2013                         Management  For           Voted - For
3.A To Re-elect Mr. Junichiro Ida As an Executive
    Director and to Authorize the Directors to Fix His
    Remuneration                                        Management  For           Voted - For
3.B To Re-elect Mr. Wei Ying-chiao As an Executive
    Director and to Authorize the Directors to Fix His
    Remuneration                                        Management  For           Voted - For
3.C To Re-elect Mr. Teruo Nagano As an Executive
    Director and to Authorize the Directors to Fix His
    Remuneration                                        Management  For           Voted - For
3.D To Re-elect Mr. Hsu Shin-chun Who Has Served the
    Company for More Than Nine Years As an Independent
    Non-executive Director and to Authorize the
    Directors to Fix His Remuneration                   Management  For           Voted - For
4   To Re-appoint Auditors of the Company and Authorise
    the Directors to Fix Their Remuneration             Management  For           Voted - For
5   To Consider and Approve the General Mandate for
    Issue of Shares                                     Management  For           Voted - Against


214




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
6   To Consider and Approve the General Mandate to
    Repurchase Shares in the Capital of the Company     Management  For           Voted - For
7   To Consider and Approve That the Aggregate Nominal
    Amount of Shares Which are Repurchased by the
    Company Shall be Added to the Aggregate Nominal
    Amount of the Shares Which May be Alloted Pursuant
    to the General Mandate for Issue of Shares          Management  For           Voted - Against
Meeting Date: 14-May-14 Meeting Type: Extraordinary General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0417/ltn20140417214.pdf-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0417/ltn20140417248.pdf                      Non-Voting                Non-Voting
1   To Consider, Confirm, Approve and Ratify the
    Agreement (as Defined and More Particularly Set Out
    in the Notice Convening the Extraordinary General
    Meeting); and to Authorise Any One Director of the
    Company to Do All Such Acts Or Things and to Sign
    and Execute All Such Other Or Further Documents and
    to Take All Such Steps Which in the Opinion of the
    Director of the Company May be Necessary,
    Appropriate, Desirable Or Expedient to Implement
    And/or Give Effects to the Agreement and the
    Transactions Contemplated Thereunder                Management  For           Voted - For
TONG REN TANG TECHNOLOGIES CO LTD
CUSIP: Y8884M108
Meeting Date: 16-Dec-13 Meeting Type: Extraordinary General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/1028/ltn20131028285.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/1028/ltn20131028252.pdf                        Non-Voting                Non-Voting
1   That, the Distribution Framework Agreement Renewed
    by the Company and China Beijing Tong Ren Tang
    Group Co., Ltd. on 10 October 2013 and the Annual
    Caps for the Continuing Connected Transactions
    Contemplated Thereunder for the Three Years Ending
    31 December 2016 are Hereby Approved and Confirmed;
    and Any One Director of the Company is Hereby
    Authorized to Sign Or Execute Such Other Documents


215




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Or Supplemental Agreements Or Deeds on Behalf of
    the Company and to Do All Such Things and Take All
    Such Actions As He May Consider Necessary Or
    Desirable for the Purpose of Giving Effect to the
    Renewed Distribution Framework Agreement with Such
    Changes As He May Consider Necessary, Desirable Or
    Expedient                                           Management  For           Voted - For
2   That, the Master Procurement Agreement Renewed by
    the Company and China Beijing Tong Ren Tang Group
    Co., Ltd. on 10 October 2013 and the Annual Caps
    for the Continuing Connected Transactions
    Contemplated Thereunder for the Three Years Ending
    31 December 2016 are Hereby Approved and Confirmed;
    and Any One Director of the Company is Hereby
    Authorized to Sign Or Execute Such Other Documents
    Or Supplemental Agreements Or Deeds on Behalf of
    the Company and to Do All Such Things and Take All
    Such Actions As He May Consider Necessary Or
    Desirable for the Purpose of Giving Effect to the
    Renewed Master Procurement Agreement with Such
    Changes As He May Consider Necessary, Desirable Or
    Expedient                                           Management  For           Voted - For
Meeting Date: 12-Jun-14 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0424/ltn20140424737.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0424/ltn20140424827.pdf                      Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
1   To Consider And, If Thought Fit, to Approve the
    Audited Consolidated Financial Statements of the
    Company and Its Subsidiaries for the Year Ended 31
    December 2013                                       Management  For           Voted - For
2   To Consider And, If Thought Fit, to Approve the
    Report of the Board of Directors of the Company
    (the "board") for the Year Ended 31 December 2013   Management  For           Voted - For
3   To Consider And, If Thought Fit, to Approve the
    Report of the Supervisory Committee of the Company
    for the Year Ended 31 December 2013                 Management  For           Voted - For
4   To Consider And, If Thought Fit, to Approve the
    Proposal of Payment of A Final Dividend of Rmb0.25
    (tax Inclusive) Per Share for the Year Ended 31
    December 2013                                       Management  For           Voted - For
5   To Consider And, If Thought Fit, to Approve the
    Re-appointment of PricewaterhouseCoopers As the
    Independent Auditors of the Company for the Year
    Ending 31 December 2014; and to Authorize the Board
    to Fix Its Remuneration                             Management  For           Voted - For


216




    CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
6   To Consider And, If Thought Fit, to Approve the
    Appointment of Mr. Wang Quan As an Executive
    Director of the Fifth Session of the Board, with A
    Term Commencing from the Conclusion of the Agm to
    the Date of the Annual General Meeting to be
    Convened in 2015; and to Authorize the Board to Fix
    the Remuneration and to Enter Into the Service
    Contract with Mr. Wang Quan on and Subject to Such
    Terms and Conditions As the Board Shall Think Fit
    and to Do All Such Acts and Things to Give Effect
    to Such Matters                                     Management  For           Voted - For
7   To Consider And, If Thought Fit, to Approve the
    Appointment of Mr. Gong Qin As an Executive
    Director of the Fifth Session of the Board, with A
    Term Commencing from the Conclusion of the Agm to
    the Date of the Annual General Meeting to be
    Convened in 2015; and to Authorize the Board to Fix
    the Remuneration and to Enter Into the Service
    Contract with Mr. Gong Qin on and Subject to Such
    Terms and Conditions As the Board Shall Think Fit
    and to Do All Such Acts and Things to Give Effect
    to Such Matters                                     Management  For           Voted - For
8   To Consider And, If Thought Fit, to Approve the
    Appointment of Ms. Ma Bao Jian As A Shareholder
    Representative Supervisor of the Fifth Session of
    the Supervision Committee of the Company, with A
    Term Commencing from the Conclusion of the Agm to
    the Date of the Annual General Meeting to be
    Convened in 2015; and to Authorize the Board to Fix
    the Remuneration and to Enter Into the Service
    Contract with Ms. Ma Bao Jian on and Subject to
    Such Terms and Conditions As the Board Shall Think
    Fit and to Do All Such Acts and Things to Give
    Effect to Such Matters                              Management  For           Voted - For
9   To Consider And, If Thought Fit, to Approve the
    Capitalization Issue: "that: Subject to and
    Conditional Upon the Listing Committee of the Stock
    Exchange of Hong Kong Limited (the "stock
    Exchange") Granting the Listing Of, and Permission
    to Deal In, the Capitalization H Shares, (a) the
    Capitalization of the Capital Reserve of the
    Company Into Ordinary Shares of the Company to be
    Allotted and Issued to the Shareholders on the
    Basis of One (1) Capitalization Share for Every
    Share Held by the Shareholders Whose Names Appear
    on the Register of Members of the Company on the
    Record Date, Being 23 June 2014, be and is Hereby
    Approved; and (b) Any One Executive Director be and
    is Hereby Authorized to Deal with All the Matters
    in Relation to the Capitalization Issue in His/her
    Sole Discretion, Execute All Relevant Documents and
    Contd                                               Management  For           Voted - For
    Contd Make Such Arrangements As He/she Thinks
    Appropriate and Fit to Give-effect To, Or to
    Implement the Capitalization Issue, Including But


217




                          CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Not-limited To: (i) to Determine, on the Record
    Date, the Exact Amount to Be- Capitalized Out of
    the Capital Reserve Account of the Company And      Non-Voting                Non-Voting
    The Exact-number of the Capitalization H Shares and
    the Capitalization Domestic Shares-to be Issued and
    Allotted on the Basis As Referred to in Paragraph
    (a) Of-this Resolution; (ii) to Make Relevant
    Application and Submit Relevant- Documents to the
    Stock Exchange for the Listing Of, and Deal In,
    The- Capitalization H Shares; (iii) to Make
    Appropriate Arrangements (if Needed)-with the
    Company's H Share Registrar and Transfer Office and
    Hong Kong-securities Clearing Company Limited in
    Respect of the Registration And-dealings of the
    Contd                                                                         Non-Voting
    Contd Capitalization H Shares; (iv) to Make Certain
    Amendments to The- Articles of Association of the
    Company (the "articles of Association")
    As-appropriate and Necessary to Reflect the Latest
    Shareholding Structure of The- Company Upon
    Completion of the Capitalization Issue; and (v) to
    Execute-relevant Documents and Authorize Specific
    Personnel of the Company to Go-through the
    Registration and Filing Procedures with the
    Industrial And-commercial Registration Authority in
    Respect of the Changes in the Registered- Capital
    of the Company and the Articles of Association Upon
    Completion of The-capitalization Issue, and to Take
    Any Other Actions If Necessary."                    Non-Voting                Non-Voting
10  To Consider And, If Thought Fit, to Approve the
    Amendments to the Articles of Association in
    Respect of Article 10                               Management  For           Voted - For
11  To Consider And, If Thought Fit, to Approve A
    General Mandate to the Board to Issue, Allot and
    Deal with (1) Additional Domestic Shares Not
    Exceeding 20% of the Domestic Shares in Issue; and
    (2) Additional H Shares Not Exceeding 20% of the H
    Shares in Issue, and to Authorize the Board to Make
    Such Corresponding Amendments to the Articles of
    Association As It Thinks Fit So As to Reflect the
    New Capital Structure Upon the Allotment and Issue
    of the Shares. (details of This Resolution Were
    Contained in the Notice of the Agm Dated 25 April
    2014)                                               Management  For           Voted - Against
Meeting Date: 12-Jun-14   Meeting Type: Class Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-resolution "1", Abstain
    is Not A Voting Option on This Meeting              Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0424/ltn20140424901.pdf-and-
                                                        218





    CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0424/ltn20140424775.pdf                      Non-Voting                Non-Voting
1   That: Subject to and Conditional Upon the Listing
    Committee of the Stock Exchange of Hong Kong
    Limited (the "stock Exchange") Granting the Listing
    Of, and Permission to Deal In, the Capitalization H
    Shares, (a) the Capitalization of the Capital
    Reserve of the Company Into Ordinary Shares of the
    Company to be Allotted and Issued to the
    Shareholders on the Basis of One (1) Capitalization
    Share for Every Share Held by the Shareholders
    Whose Names Appear on the Register of Members of
    the Company on the Record Date, Being 23 June 2014,
    be and is Hereby Approved; and (b) Any One
    Executive Director be and is Hereby Authorized to
    Deal with All the Matters in Relation to the
    Capitalization Issue in His/her Sole Discretion,
    Execute All Relevant Documents and Make Such
    Arrangements As He/she Thinks Appropriate and Fit
    to Give Contd                                       Management  For           Voted - For
    Contd Effect To, Or to Implement the Capitalization
    Issue, Including But Not-limited To: (i) to
    Determine, on the Record Date, the Exact Amount to
    Be- Capitalized Out of the Capital Reserve Account
    of the Company and the Exact-number of the
    Capitalization H Shares and the Capitalization
    Domestic Shares-to be Issued and Allotted on the
    Basis As Referred to in Paragraph (a) Of-this
    Resolution; (ii) to Make Relevant Application and
    Submit Relevant- Documents to the Stock Exchange
    for the Listing Of, and Deal In, The-
    Capitalization H Shares; (iii) to Make Appropriate
    Arrangements (if Needed)-with the Company's H Share Non-Voting                Non-Voting
    Registrar and Transfer Office and Hong
    Kong-securities Clearing Company Limited in Respect
    of the Registration And-dealings of the
    Capitalization H Shares; (iv) to Make Certain
    Amendments To-the Articles of Contd                                           Non-Voting
    Contd Association of the Company (the "articles of
    Association") As- Appropriate and Necessary to
    Reflect the Latest Shareholding Structure of
    The-company Upon Completion of the Capitalization
    Issue; and (v) to Execute-relevant Documents and
    Authorize Specific Personnel of the Company to Go-
    Through the Registration and Filing Procedures with
    the Industrial And- Commercial Registration
    Authority in Respect of the Changes in the
    Registered-capital of the Company and the Articles
    of Association Upon Completion of
    The-capitalization Issue, and to Take Any Other
    Actions If Necessary                                Non-Voting                Non-Voting
    05 May 2014: Please Note That This is A Revision
    Due to Change in Record Date.-if You Have Already
    Sent in Your Votes, Please Do Not Vote Again Unless


219




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
      You D-ecide to Amend Your Original Instructions.
      Thank You.                                          Non-Voting                Non-Voting
TONLY ELECTRONICS HOLDINGS LTD, GRAND CAYMAN
CUSIP: G8918Q109
Meeting Date: 13-Dec-13 Meeting Type: Extraordinary General Meeting
      Please Note That Shareholders are Allowed to Vote
      'in Favor' Or 'against'-only for All Resolutions.
      Thank You.                                          Non-Voting                Non-Voting
      Please Note That the Company Notice and Proxy Form
      are Available by Clicking-on the Url Links:-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2013/1118/ltn20131118428.pdf-and-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2013/1118/ltn20131118440.pdf                      Non-Voting                Non-Voting
1     To Approve the Master Financial Services (renewal)
      Agreement (as Defined in the Circular of the
      Company Dated 18 November 2013 (the "circular"),
      the Terms and the Transactions Thereunder, Together
      with the Relevant Proposed Annual Caps in Relation
      to Such Transactions for the Three Financial Years
      Ending 31 December 2016 As Set Out in the Circular  Management  For           Voted - Against
2     To Approve the Revision of the Annual Caps Under
      the Master Sale and Purchase Agreement for the Two
      Financial Years Ending 31 December 2015 As Set Out
      in the Circular                                     Management  For           Voted - For
TRINITY LTD
CUSIP: G90624100
Meeting Date: 21-May-14 Meeting Type: Annual General Meeting
      Please Note That Shareholders are Allowed to Vote
      'in Favor' Or 'against' For-all Resolutions,
      Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
      Please Note That the Company Notice and Proxy Form
      are Available by Clicking-on the Url Links:-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2014/0414/ltn20140414205.pdf-and-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2014/0414/ltn20140414207.pdf                      Non-Voting                Non-Voting
1     To Receive the Audited Consolidated Financial
      Statements and the Reports of the Directors and the
      Auditor for the Year Ended 31 December 2013         Management  For           Voted - For
2     To Declare A Final Dividend                         Management  For           Voted - For
3.i   To Re-elect Dr William Fung Kwok Lun As Director    Management  For           Voted - For
3.ii  To Re-elect Mr Jose Hosea Cheng Hor Yin As Director Management  For           Voted - For
3.iii To Re-elect Ms Sabrina Fung Wing Yee As Director    Management  For           Voted - For
3.iv  To Re-elect Mr Michael Lee Tze Hau As Director      Management  For           Voted - For


220




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
4   To Fix the Directors' Fees and the Additional
    Remuneration to Those Directors Who Serve on the
    Board Committees                                    Management  For           Voted - For
5   To Re-appoint PricewaterhouseCoopers As Auditor and
    Authorise the Board of Directors to Fix Its
    Remuneration                                        Management  For           Voted - For
6   To Give A General Mandate to the Directors to Issue
    New Shares Up to 20%                                Management  For           Voted - Against
7   To Give A General Mandate to the Directors to
    Repurchase the Company's Shares Up to 10%           Management  For           Voted - For
8   To Authorise the Directors to Issue the Shares
    Repurchased by the Company                          Management  For           Voted - Against
TSINGTAO BREWERY CO LTD
CUSIP: Y8997D102
Meeting Date: 16-Jun-14 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0429/ltn201404291630.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0429/ltn201404291640.pdf                     Non-Voting                Non-Voting
1   To Consider and Approve the Resolution of
    Amendments to the Articles of Association and Its
    Appendix                                            Management  For           Voted - For
2   To Consider and Approve the Company's 2013 Work
    Report of the Board of Directors                    Management  For           Voted - For
3   To Consider and Approve the Company's 2013 Work
    Report of Board of Supervisors                      Management  For           Voted - For
4   To Consider and Approve the Company's 2013
    Financial Statements (audited)                      Management  For           Voted - For
5   To Consider and Approve the Company's 2013 Profit
    Distribution (including Dividends Distribution)
    Proposal                                            Management  For           Voted - For
6   To Consider and Approve the Re- Appointment of
    PricewaterhouseCoopers Zhong Tian LLP As the
    Company's Auditor for Year 2014 and Fix Its
    Remunerations Not Exceeding Rmb6.6 Million          Management  For           Voted - For
7   To Consider and Approve the Re- Appointment of
    PricewaterhouseCoopers Zhong Tian LLP As the
    Company's Internal Control Auditor for Year 2014
    and Fix Its Remunerations Not Exceeding Rmb1.98
    Million                                             Management  For           Voted - For
8.1 To Consider and Approve to Elect Mr. Sun Ming Bo As
    the Company's Executive Director                    Management  For           Voted - For
8.2 To Consider and Approve to Elect Mr. Huang Ke Xing
    As the Company's Executive Director                 Management  For           Voted - For


221




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
8.3 To Consider and Approve to Elect Ms. Jiang Hong As
    the Company's Executive Director                     Management  For           Voted - For
8.4 To Consider and Approve to Elect Mr. Yu Zhu Ming As
    the Company's Executive Director                     Management  For           Voted - For
8.5 To Consider and Approve to Elect Mr. Yasutaka
    Sugiura As the Company's Non-executive Director      Management  For           Voted - For
8.6 To Consider and Approve to Elect Mr. Wang Xue Zheng
    As the Company's Independent Non- Executive Director Management  For           Voted - For
8.7 To Consider and Approve to Elect Mr. Ma Hai Tao As
    the Company's Independent Non-executive Director     Management  For           Voted - For
8.8 To Consider and Approve to Elect Mr. Ben Sheng Lin
    As the Company's Independent Non-executive Director  Management  For           Voted - For
8.9 To Consider and Approve to Elect Mr. Jiang Min As
    the Company's Independent Non-executive Director     Management  For           Voted - For
9.1 To Consider and Approve to Elect Mr. Duan Jia Jun
    As the Company's Supervisor As Shareholders'
    Representative                                       Management  For           Voted - Against
9.2 To Consider and Approve to Elect Mr. Katsuyuki
    Kawatsura As the Company's Supervisor As
    Shareholders' Representative                         Management  For           Voted - For
9.3 To Consider and Approve to Elect Ms. Li Yan As the
    Company's Supervisor As Shareholders' Representative Management  For           Voted - For
9.4 To Consider and Approve to Elect Mr. Wang Ya Ping
    As the Company's Supervisor As Shareholders'
    Representative                                       Management  For           Voted - For
10  To Consider and Approve the Remuneration Program
    for the Members of the New Board of Directors and
    Board of Supervisors, and Authorize the Board to
    Determine the Individual Remuneration for Each
    Director and Supervisor                              Management  For           Voted - For
11  To Consider and Approve the Resolution of
    Purchasing "liability Insurance for Directors,
    Supervisors and Senior Management Officers" for
    Each Member of the New Board of Directors, Board of
    Supervisors and Senior Management Officers           Management  For           Voted - Abstain
UNI-PRESIDENT CHINA HOLDINGS LTD
CUSIP: G9222R106
Meeting Date: 16-May-14 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting       Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0324/ltn20140324035.pdf-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0324/ltn20140324027.pdf                       Non-Voting                Non-Voting
1   To Receive and Approve the Audited Consolidated
    Financial Statements of the Company and Its


222




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Subsidiaries and the Reports of the Directors
    ("directors") and the Auditors of the Company for
    the Year Ended 31 December 2013                     Management  For           Voted - For
2   To Declare A Final Dividend for the Year Ended 31
    December 2013                                       Management  For           Voted - For
3.a To Re-elect Mr. Lo Chih-hsien As an Executive
    Director                                            Management  For           Voted - Against
3.b To Re-elect Mr. Chen Kuo-hui As an Executive
    Director                                            Management  For           Voted - Against
3.c To Re-elect Mr. Chen Sun-te As an Independent
    Non-executive Director                              Management  For           Voted - Against
3.d To Re-elect Mr. Fan Ren-da, Anthony As an
    Independent Non-executive Director                  Management  For           Voted - For
4   To Authorise the Board of Directors to Fix the
    Remuneration of the Directors                       Management  For           Voted - For
5   To Re-appoint PricewaterhouseCoopers As the
    Auditors of the Company and Authorise the Board of
    Directors to Fix Their Remuneration                 Management  For           Voted - For
6   To Grant A General Mandate to the Directors to
    Allot, Issue and Deal with the Unissued Shares of
    Hkd 0.01 Each in the Share Capital of the Company,
    the Aggregate Nominal Amount of Which Shall Not
    Exceed 20% of the Aggregate Nominal Amount of the
    Issued Share Capital of the Company As at the Date
    of Passing of This Resolution                       Management  For           Voted - Against
7   To Grant A General Mandate to the Directors to
    Repurchase the Company's Shares Up to 10% of the
    Issued Share Capital of the Company As at the Date
    of Passing of This Resolution                       Management  For           Voted - For
8   To Add the Nominal Amount of the Shares in the
    Company Repurchased by the Company to the General
    Mandate Granted to the Directors Under Resolution
    No. 6 Above                                         Management  For           Voted - Against
VINDA INTERNATIONAL HOLDINGS LTD
CUSIP: G9361V108
Meeting Date: 20-May-14 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0415/ltn20140415173.pdf-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0415/ltn20140415183.pdf                      Non-Voting                Non-Voting
1   To Receive and Adopt the Audited Financial
    Statements and the Reports of the Directors and the
    Auditors of the Company for the Year Ended 31
    December 2013                                       Management  For           Voted - For


223




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
2     To Declare A Final Dividend for the Year Ended 31
      December 2013                                       Management  For           Voted - For
3.a.i To Re-elect Ms. Yu Yi Fang As an Executive Director Management  For           Voted - Against
3.aii To Re-elect Mr. Dong Yi Ping As an Executive
      Director                                            Management  For           Voted - Against
3aiii To Re-elect Mr. Jan Christer Johansson As A
      Non-executive Director                              Management  For           Voted - Against
3.aiv To Re-elect Mr. Jan Lennart Persson As A
      Non-executive Director                              Management  For           Voted - Against
3.a.v To Re-elect Mr. Tsui King Fai As an Independent
      Non-executive Director                              Management  For           Voted - For
3.avi To Re-elect Mr. Hui Chin Tong, Godfrey As an
      Independent Non- Executive Director                 Management  For           Voted - For
3.b   To Authorise the Board of Directors to Fix the
      Remuneration of the Directors                       Management  For           Voted - For
4     To Re-appoint PricewaterhouseCoopers As Auditor of
      the Company and to Authorise the Board of Directors
      to Fix Their Remuneration                           Management  For           Voted - For
5     To Give A General Mandate to the Directors to Issue
      Shares Up to 20%                                    Management  For           Voted - Against
6     To Give A General Mandate to the Directors to
      Repurchase Shares Up to 10%                         Management  For           Voted - For
7     To Authorise the Directors to Issue and Allot the
      Shares Repurchased by the Company                   Management  For           Voted - Against
VODONE LTD, HAMILTON
CUSIP: G9388Y101
Meeting Date: 30-May-14 Meeting Type: Annual General Meeting
      Please Note That the Company Notice and Proxy Form
      are Available by Clicking-on the Url Links:-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2014/0423/ltn20140423907.pdf-and-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2014/0423/ltn20140423901.pdf                      Non-Voting                Non-Voting
      Please Note That Shareholders are Allowed to Vote
      'in Favor' Or 'against' For-all Resolutions,
      Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
1     To Receive and Consider the Audited Consolidated
      Financial Statements and the Reports of the
      Directors and the Auditors for the Year Ended 31
      December 2013                                       Management  For           Voted - For
2.a   To Re-elect Ms. Wang Chun As an Executive Director  Management  For           Voted - For
2.b   To Re-elect Mr. Wang Zhichen As an Independent
      Non-executive Director                              Management  For           Voted - For
2.c   To Authorise the Board of Directors to Fix the
      Remuneration of Directors                           Management  For           Voted - For
3     To Re-appoint Bdo Limited As the Auditors and to
      Authorise the Board of Directors to Fix Their
      Remuneration                                        Management  For           Voted - For


224




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
4   To Grant A General Mandate to the Directors to
    Purchase the Shares of the Company Not Exceeding
    10% of the Aggregate Nominal Amount of the Issued
    Share Capital of the Company As at the Date of
    Passing This Resolution                             Management  For           Voted - For
5   To Grant A General Mandate to the Directors to
    Issue, Allot and Deal with Additional Shares of the
    Company Not Exceeding 20% of the Aggregate Nominal
    Amount of the Issued Share Capital of the Company
    As at the Date of Passing This Resolution           Management  For           Voted - Against
6   To Extend the General Mandate Granted to the
    Directors to Issue, Allot and Deal with Additional
    Shares in the Capital of the Company by the
    Aggregate Nominal Amount of Shares Repurchased by
    the Company                                         Management  For           Voted - Against
7   To Refresh the Existing Scheme Mandate Limit Under
    the Share Option Scheme of China Mobile Games and
    Entertainment Group Limited ("cmge") for Allowing
    Cmge to Grant Share Options Up to 10% of the
    Aggregate Nominal Amount of the Issued Share
    Capital of Cmge As at the Date of Passing This
    Resolution                                          Management  For           Voted - For
8   To Approve the Change of Name of the Company from
    Vodone Limited to V1 Group Limited                  Management  For           Voted - For
WANT WANT CHINA HOLDINGS LTD
CUSIP: G9431R103
Meeting Date: 30-Apr-14 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0324/ltn20140324275.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0324/ltn20140324221.pdf                      Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting.     Non-Voting                Non-Voting
1   To Consider and Approve the Financial Statements
    and the Reports of the Directors and the Auditor
    for the Year Ended 31 December 2013                 Management  For           Voted - For
2   To Declare A Final Dividend for the Year Ended 31
    December 2013                                       Management  For           Voted - For
3.a To Re-elect Mr. Tsai Wang-chia As A Director of the
    Company                                             Management  For           Voted - For
3.b To Re-elect Mr. Chan Yu-feng As A Director of the
    Company                                             Management  For           Voted - For
3.c To Re-elect Mr. Tsai Shao-chung As A Director of
    the Company                                         Management  For           Voted - For
3.d To Re-elect Dr. Pei Kerwei As A Director of the
    Company                                             Management  For           Voted - For


225




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
3.e To Re-elect Mr. Chien Wen-guey As A Director of the
    Company                                             Management  For           Voted - For
3.f To Authorize the Board of Directors of the Company
    to Fix the Remuneration of All the Directors of the
    Company                                             Management  For           Voted - For
4   To Re-appoint PricewaterhouseCoopers As the
    Company's Auditor and Authorize the Board of
    Directors of the Company to Fix Their Remuneration
    for the Period Ending 31 December 2014              Management  For           Voted - For
5   To Grant A General Mandate to the Directors of the
    Company to Exercise the Powers of the Company to
    Repurchase the Shares of the Company in Accordance
    with Ordinary Resolution Number 5 As Set Out in the
    Notice of Annual General Meeting                    Management  For           Voted - For
6   To Grant A General Mandate to the Directors of the
    Company to Allot, Issue and Deal with Additional
    Shares of the Company in Accordance with Ordinary
    Resolution Number 6 As Set Out in the Notice of
    Annual General Meeting                              Management  For           Voted - Against
7   Conditional Upon Ordinary Resolutions Number 5 and
    6 Being Passed, to Extend the General Mandate
    Granted to the Directors of the Company to Allot,
    Issue and Deal with Additional Shares of the
    Company in Accordance with Ordinary Resolution
    Number 7 As Set Out in the Notice of Annual General
    Meeting                                             Management  For           Voted - Against
WEICHAI POWER CO LTD
CUSIP: Y9531A109
Meeting Date: 15-Nov-13 Meeting Type: Extraordinary General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0929/ltn20130929039.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0929/ltn20130929033.pdf                      Non-Voting                Non-Voting
1   To Consider and Approve the Provision of General
    Services and Labour Services by Weichai Holdings
    (and Its Associates) to the Company (and Its
    Subsidiaries) (including the Relevant Supplemental
    Agreement and the New Caps)                         Management  For           Voted - For
2   To Consider and Approve the Supply And/or
    Connection of Utilities by Weichai Holdings (and
    Its Associates) to the Company (and Its
    Subsidiaries) (including the Relevant Supplemental
    Agreement and the New Caps)                         Management  For           Voted - For
3   To Consider and Approve the Purchase of Diesel
    Engine Parts and Components, Gas, Scrap Metals,
    Materials, Diesel Engines and Related Products and
    Processing Services by the Company (and Its
    Subsidiaries) from Weichai Holdings (and Its
                                                        226





                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Associates) (including the Relevant Supplemental
    Agreement and the New Caps)                         Management  For           Voted - For
4   To Consider and Approve the Sale of Diesel Engines,
    Diesel Engine Parts and Components, Materials,
    Semi-finished Products and Related Products and
    Provision of Processing Services by the Company
    (and Its Subsidiaries) to Weichai Holdings (and Its
    Associates) (including the Relevant Supplemental
    Agreement and the New Caps)                         Management  For           Voted - For
5   To Consider and Approve the Purchase of Diesel
    Engine Parts and Components, Materials, Steel and
    Scrap Metal, Diesel Engines and Related Products
    and Processing and Labour Services by the Company
    (and Its Subsidiaries) from Weichai Heavy Machinery
    (and Its Subsidiaries) (including the Relevant
    Supplemental Agreement and the New Caps)            Management  For           Voted - For
6   To Consider and Approve the Sale of Diesel Engines
    and Related Products by the Company (and Its
    Subsidiaries) to Weichai Heavy Machinery (and Its
    Subsidiaries) (including the Relevant Supplemental
    Agreement and the New Caps)                         Management  For           Voted - For
7   To Consider and Approve the Supply of Semi-
    Finished Diesel Engine Parts, Diesel Engine Parts
    and Components, Reserve Parts and Related Products
    and Provision of Labour Services by the Company
    (and Its Subsidiaries) to Weichai Heavy Machinery
    (and Its Subsidiaries) (including the Relevant
    Supplemental Agreement and the New Caps)            Management  For           Voted - For
8   To Consider and Approve the Supplemental Agreement
    in Respect of the Purchase of Parts and Components
    of Vehicles, Scrap Steel and Related Products by
    Shaanxi Zhongqi (and Its Subsidiaries) from Shaanxi
    Automotive (and Its Associates) and the Relevant
    New Caps                                            Management  For           Voted - For
9   To Consider and Approve the Possible Exercise of
    the Superlift Call Option                           Management  For           Voted - For
Meeting Date: 30-Jun-14 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0514/ltn20140514734.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0514/ltn20140514764.pdf                      Non-Voting                Non-Voting
1   To Consider and Approve the Annual Reports of the
    Company for the Year Ended 31 December 2013         Management  For           Voted - For
2   To Consider and Approve the Report of the Board of
    Directors of the Company for the Year Ended 31
    December 2013                                       Management  For           Voted - For
3   To Consider and Approve the Report of the
    Supervisory Committee of the Company for the Year
    Ended 31 December 2013                              Management  For           Voted - For


227




    CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
4   To Consider and Receive the Audited Financial
    Statements of the Company and the Auditors' Report
    for the Year Ended 31 December 2013                 Management  For           Voted - For
5   To Consider and Approve the As Specified (final
    Financial Report) of the Company for the Year Ended
    31 December 2013                                    Management  For           Voted - For
6   To Consider and Approve the As Specified (financial
    Budget Report) of the Company for the Year Ending
    31 December 2014                                    Management  For           Voted - For
7   To Consider and Approve the Distribution of Profit
    to the Shareholders of the Company for the Year
    Ended 31 December 2013                              Management  For           Voted - For
8   To Consider and Approve the Re- Appointment of
    Ernst & Young Hua Ming LLP (as Specified) As the
    Auditors of the Company for the Year Ending 31
    December 2014 and to Authorise the Directors to
    Determine Their Remuneration                        Management  For           Voted - For
9   To Consider and Approve the Re- Appointment of As
    Specified (shandong Hexin Accountants LLP) As the
    Internal Control Auditors of the Company for the
    Year Ending 31 December 2014                        Management  For           Voted - For
10  To Consider and Approve the Granting of A Mandate
    to the Board of Directors for Payment of Interim
    Dividend (if Any) to the Shareholders of the
    Company for the Year Ending 31 December 2014        Management  For           Voted - For
11  To Consider and Approve the Supplemental Agreement
    in Respect of the Sale of Vehicles, Parts and
    Components of Vehicles, Raw Materials and Related
    Products and Provision of the Relevant Services by
    Shaanxi Zhongqi (and Its Subsidiaries) and Weichai
    Freshen Air (as the Case May Be) to Shaanxi
    Automotive (and Its Associates) (as the Case May
    Be) and the Relevant New Caps                       Management  For           Voted - For
12  To Consider and Approve the Supplemental Agreement
    in Respect of the Purchase of Parts and Components
    of Vehicles, Scrap Steel and Related Products and
    Labour Services by Shaanxi Zhongqi (and Its
    Subsidiaries) from Shaanxi Automotive (and Its
    Associates) and the Relevant New Caps               Management  For           Voted - For
13  To Consider and Approve the Election of Mr. Wang
    Yuepu (as Specified) As A Non-executive Director of
    the Company for A Term from the Date of the 2013
    Annual General Meeting to 28 June 2015 (both Days
    Inclusive)                                          Management  For           Voted - For
14  To Consider and Approve the Election of Mr. Zhang
    Zhong (as Specified) As an Independent Non-
    Executive Director of the Company for A Term from
    the Date of the 2013 Annual General Meeting to 28
    June 2015 (both Days Inclusive)                     Management  For           Voted - For
15  To Consider and Approve the Election of Mr. Wang
    Gongyong (as Specified) As an Independent Non-
    Executive Director of the Company for A Term from
    the Date of the 2013 Annual General Meeting to 28
    June 2015 (both Days Inclusive)                     Management  For           Voted - For


228




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
16  To Consider and Approve the Election of Mr. Ning
    Xiangdong (as Specified) As an Independent Non-
    Executive Director of the Company for A Term from
    the Date of the 2013 Annual General Meeting to 28
    June 2015 (both Days Inclusive)                     Management  For           Voted - For
17  To Consider and Approve the Granting of A General
    Mandate to the Board of Directors to Issue, Amongst
    Other Things, New H Shares                          Management  For           Voted - Against
WEIQIAO TEXTILE COMPANY LTD
CUSIP: Y95343102
Meeting Date: 27-Dec-13 Meeting Type: Extraordinary General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/1112/ltn20131112190.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/1112/ltn20131112223.pdf                      Non-Voting                Non-Voting
1   That: (a) the Company's Entering Into of the Supply
    of Excess Electricity Agreement ("supply of Excess
    Electricity Agreement") with Holding Company on 1
    November 2013 be and is Hereby Approved and
    Confirmed; (b) the Estimated Maximum Values of the
    Annual Aggregate Supply of Electricity by the Group
    to Parent Group (as Set Out in the Announcements of
    the Company Dated 1 November 2013 and the Circular
    of the Company Dated 12 November 2013 of Which This
    Notice Forms Part) for Each of the Three Years
    Ending 31 December 2016 be and are Hereby Approved
    and Confirmed; and (c) Any Director of the Company
    be and is Hereby Authorised to Do Further Acts and
    Things, Enter Into All Such Transactions and
    Arrangements, Execute Such Other Documents And/or
    Deeds And/or Take All Such Steps, Which in Their
    Opinion May be Necessary, Contd                     Management  For           Voted - For
    Contd Desirable Or Expedient to Implement the
    Supply of Excess Electricity-agreement with Such
    Changes As the Directors of the Company May
    Consider-necessary, Desirable Or Expedient          Non-Voting                Non-Voting
WEST CHINA CEMENT LTD, ST HELIER
CUSIP: G9550B111
Meeting Date: 30-May-14 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0425/ltn20140425521.pdf,-
                        229





                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0425/ltn20140425562.pdf                       Non-Voting                Non-Voting
    Please Note in the Hong Kong Market That A Vote of
    "abstain" Will be Treated-the Same As A "take No
    Action" Vote.                                        Non-Voting                Non-Voting
1   To Receive, Consider and Adopt the Audited
    Consolidated Financial Statements and the Reports
    of the Directors of the Company (the ''directors'')
    and Auditors of the Company and Its Subsidiaries
    for the Year Ended 31 December 2013                  Management  For           Voted - For
2   To Declare A Final Dividend of Rmb2 Cents Per
    Ordinary Share for the Year Ended 31 December 2013
    to the Shareholders of the Company Which Shall be
    Paid Out of the Distributable Reserves of the
    Company                                              Management  For           Voted - For
3.a To Re-elect Mr. Zhang Jimin As an Executive Director Management  For           Voted - For
3.b To Re-elect Mr. Wang Jianli As an Executive Director Management  For           Voted - For
3.c To Re-elect Ms. Low Po Ling As an Executive Director Management  For           Voted - For
3.d To Re-elect Mr. Xu Delong As an Independent
    Non-executive Director                               Management  For           Voted - For
4   To Authorise the Board of Directors to Fix the
    Remuneration of the Directors                        Management  For           Voted - For
5   To Re-appoint Deloitte & Touche Tohmatsu As
    Auditors of the Company and Authorise the Board of
    Directors to Fix Their Remuneration                  Management  For           Voted - For
6   To Grant A General Mandate to the Directors to
    Allot, Issue and Deal with Shares of the Company
    Not Exceeding 20% of the Aggregate Nominal Amount
    of the Issued Share Capital of the Company As at
    the Date of Passing This Resolution                  Management  For           Voted - Against
7   To Grant A General Mandate to the Directors to
    Purchase Shares of the Company Not Exceeding 10% of
    the Aggregate Nominal Amount of the Issued Share
    Capital of the Company As at the Date of Passing
    This Resolution                                      Management  For           Voted - For
8   To Extend the General Mandate Granted Under
    Resolution No. 6 by Adding the Shares Purchased
    Pursuant to the General Mandate Granted by
    Resolution No. 7                                     Management  For           Voted - Against
XINCHEN CHINA POWER HOLDINGS LTD, GRAND CAYMAN
CUSIP: G9830E109
Meeting Date: 16-Jan-14 Meeting Type: Extraordinary General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/1230/ltn20131230235.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/1230/ltn20131230231.pdf                       Non-Voting                Non-Voting


230




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
A   The Acquisition Agreement (the "acquisition
    Agreement") (a Copy of Which Has Been Produced to
    the Egm Marked "a" and Initialled by the Chairman
    of the Egm for the Purpose of Identification) Dated
    25 November 2013 Entered Into Between Mianyang
    Xinchen Engine Co., Ltd. As Specified As the
    Purchaser ("mianyang Xinchen", an Indirect
    Wholly-owned Subsidiary of the Company) and Huachen
    Automotive Group Holdings Company Limited As
    Specified ("huachen", A Deemed Connected Person of
    the Company) As the Seller, Pursuant to Which
    Mianyang Xinchen Agreed to Purchase and Huachen
    Agreed to Sell Certain Production Lines and
    Inventories for A Total Consideration of
    Rmb451,423,200 (equivalent to Approximately Hkd
    572,178,906), and All Transactions Contemplated
    Thereunder be and Hereby Approved                   Management  For           Voted - For
B   Any Director of the Company (the "director") be and
    is Hereby Authorized To, for and on Behalf of the
    Company to Do All Such Things and Exercise All
    Powers Which He Considers Necessary, Desirable Or
    Expedient in Connection with the Acquisition
    Agreement and Otherwise in Connection with the
    Implementation of the Transactions Contemplated
    Thereunder, Including Without Limitation the
    Execution, Amendment, Supplement, Delivery, Waiver,
    Submission and Implementation of Any Further
    Documents Or Agreements, and Any Director and the
    Company Secretary of the Company Or Two Directors
    be Authorized to Affix the Common Seal of the
    Company (if Required) on Any Document Or Deed As
    They Consider Appropriate                           Management  For           Voted - For
Meeting Date: 29-May-14 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0416/ltn201404161093.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0416/ltn201404161124.pdf                     Non-Voting                Non-Voting
1   To Receive and Consider the Audited Consolidated
    Financial Statements and the Reports of Directors
    and Auditors of the Company for the Year Ended 31st
    December, 2013                                      Management  For           Voted - For
2.a To Re-elect Mr. Wu Xiao an (also Known As Mr. Ng
    Siu On) As Executive Director                       Management  For           Voted - For
2.b To Re-elect Mr. Wang Yunxian As Executive Director  Management  For           Voted - For


231




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2.c To Re-elect Mr. Qi Yumin As Non- Executive Director Management  For           Voted - For
3   To Appoint Deloitte Touche Tohmatsu As Auditors and
    to Authorise the Board of Directors to Fix Their
    Remuneration                                        Management  For           Voted - Against
4.a To Grant A General and Unconditional Mandate to the
    Directors to Allot, Issue and Otherwise Deal with
    New Shares of the Company Not Exceeding 20 Per
    Cent. of the Aggregate Nominal Amount of the Issued
    Share Capital of the Company As at the Date of
    Passing of This Resolution                          Management  For           Voted - Against
4.b To Grant A General and Unconditional Mandate to the
    Directors to Repurchase the Company's Own Shares
    Not Exceeding 10 Per Cent. of the Aggregate Nominal
    Amount of the Issued Share Capital of the Company
    As at the Date of Passing of This Resolution        Management  For           Voted - For
4.c To Extend the Mandate Granted Under Resolution No.
    4(a) by Including the Number of Shares Repurchased
    by the Company Pursuant to Resolution No. 4(b)      Management  For           Voted - Against
Meeting Date: 17-Jun-14 Meeting Type: Extraordinary General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0527/ltn20140527116.pdf-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0527/ltn20140527104.pdf                      Non-Voting                Non-Voting
A   The Bba Compliance Agreement (the "bba Compliance
    Agreement") (a Copy of Which Has Been Produced to
    the Egm Marked "a" and Initialled by the Chairman
    of the Egm for the Purpose of Identification) Dated
    23 May 2014 Entered Into Between the Company,
    Mianyang Xinchen Engine Co., Ltd.(as Specified)(an
    Indirect Whollyowned Subsidiary of the Company) and
    Bmw Brilliance Automotive Ltd.(as Specified)(an
    Associate of Brilliance China Automotive Holdings
    Limited (as Specified)which is A Controlling
    Shareholder of the Company) Including the Proposed
    Annual Caps and All Transactions Contemplated
    Thereunder be and Hereby Approved, Ratified and
    Confirmed                                           Management  For           Voted - For
B   Any Director of the Company (the "director") be and
    are Hereby Authorized To, for and on Behalf of the
    Company to Do All Such Things and Exercise All
    Powers Which He Considers Necessary Or Desirable Or
    Expedient in Connection with the Bba Compliance
    Agreement and Otherwise in Connection with the
    Implementation of the Transactions Contemplated
    Thereunder, Including Without Limitation the
    Execution, Amendment, Supplement, Delivery, Waiver,
    Submission and Implementation of Any Further
                        232





                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Documents Or Agreements, and Any Director and the
    Company Secretary of the Company Or Two Directors
    be Authorized to Affix the Common Seal of the
    Company (if Required) on Any Document Or Deed As
    They Consider Appropriate                           Management  For           Voted - For
XINJIANG GOLDWIND SCIENCE & TECHNOLOGY CO LTD
CUSIP: Y97237112
Meeting Date: 20-May-14 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0404/ltn20140404971.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0404/ltn20140404979.pdf                      Non-Voting                Non-Voting
1   To Consider and Approve the Report of the Board of
    Directors of the Company (the "board") for the Year
    of 2013                                             Management  For           Voted - For
2   To Consider and Approve the Report of the
    Supervisory Committee of the Company (the
    "supervisory Committee") for the Year of 2013       Management  For           Voted - For
3   To Consider and Approve the Report of the Auditors
    and Audited Consolidated Financial Statements of
    the Company for the Financial Year Ended 31
    December 2013                                       Management  For           Voted - For
4   To Consider and Approve the Final Dividend
    Distribution for the Financial Year Ended 31
    December 2013                                       Management  For           Voted - For
5   To Consider and Approve the Annual Report of the
    Company for the Year of 2013                        Management  For           Voted - For
6   To Consider and Approve the Report on Use of
    Proceeds for the Year of 2013 (a Share)             Management  For           Voted - For
7   To Consider and Approve the Proposed Application to
    Banks by the Company for Credit Facilities with an
    Aggregate Principal Amount of Not More Than Rmb65
    Billion for the Period from the Date of Passing of
    This Resolution Until the Day of the Annual General
    Meeting of the Company to be Held in the Year of
    2015, and Authorise the Chairman of the Board, Mr.
    Wu Gang to Sign Any Documents and Do Any Acts for
    and on Behalf of the Company Necessary in Relation
    Thereto                                             Management  For           Voted - For
8   To Consider and Approve the Proposed Application to
    Banks by the Company for the Issuance of Letters of
    Guarantee for the Benefit of Its Subsidiaries with
    A Total Amount of Not More Than Rmb2.5 Billion and
    A Term Not Exceeding Five Years During the Period
    from the Date of Passing of This Resolution Until
    the Day of the Annual General Meeting of the
    Company to be Held in the Year of 2015              Management  For           Voted - Abstain


233




                         CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
9    To Consider and Approve the Proposed Provision of
     Guarantees by the Company for Its Subsidiaries
     (including Guarantees Provided by Its Subsidiaries
     for Other Subsidiaries) with A Total Amount of Not
     More Than Rmb4 Billion During the Period from the
     Date of Passing of This Resolution Until the Day of
     the Annual General Meeting of the Company to be
     Held in the Year of 2015, and Authorise the
     Chairman of the Board, Mr. Wu Gang to Sign Any
     Agreements And/or Documents on Behalf of the
     Company Necessary in Relation Thereto               Management  For           Voted - Abstain
10   To Consider and Approve the Appointment of Ernst &
     Young Hua Ming LLP As the Prc Auditor of the
     Company and Ernst & Young As the International
     Auditor of the Company to Hold Office for One Year
     and Provide Auditing and Internal Control Auditing
     Service in 2014, and Authorise the Board to
     Determine Their Remunerations, Respectively         Management  For           Voted - For
     10 Apr 2014: Please Note That This is A Revision
     Due to Change in Split Voting-tag to Y. If You Have
     Already Sent in Your Votes, Please Do Not Return
     This P-roxy Form Unless You Decide to Amend Your
     Original Instructions. Thank You.                   Non-Voting                Non-Voting
XINYI GLASS HOLDINGS LTD
CUSIP: G9828G108
Meeting Date: 06-Jun-14  Meeting Type: Annual General Meeting
     Please Note That the Company Notice and Proxy Form
     are Available by Clicking O-n the Url Links:
     Http://www.hkexnews.hk/listedco/listconews/seh
     K/2014/0430/ltn-20140430111.pdf and
     Http://www.hkexnews.hk/listedco/listconews/seh
     K/2014/0430/-ltn20140430109.pdf                     Non-Voting                Non-Voting
     Please Note That Shareholders are Allowed to Vote
     'in Favor' Or 'against' For-all Resolutions,
     Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
1    To Receive and Consider the Audited Financial
     Statements and Report of the Directors of the
     Company (the "director(s)") and the Auditors of the
     Company (the "auditors") for the Financial Year
     Ended 31 December 2013                              Management  For           Voted - For
2    To Declare A Final Dividend of 14.0 Hk Cents Per
     Share for the Year Ended 31 December 2013, and to
     Pay Such Final Dividend Out of the Share Premium
     Account of the Company                              Management  For           Voted - For
3.Ai To Re-elect Mr. Lee Yin Yee, M.h. As an Executive
     Director                                            Management  For           Voted - For
3.Aii To Re-elect Mr. Tung Ching Bor As an Executive
     Director                                            Management  For           Voted - For
3Aiii To Re-elect Mr. Tung Ching Sai As an Executive
     Director                                            Management  For           Voted - For


234




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
3.AivTo Re-elect Mr. Sze Nang Sze As A Non- Executive
    Director                                            Management  For           Voted - For
3.Av To Re-elect Mr. Li Ching Leung As A Non-executive
    Director                                            Management  For           Voted - For
3.B To Authorise the Board of Directors to Determine
    the Remuneration of the Directors                   Management  For           Voted - For
4   To Re-appoint the Auditors and to Authorise the
    Board to Fix Their Remuneration                     Management  For           Voted - For
5.A To Grant an Unconditional General Mandate to the
    Directors to Repurchase Shares                      Management  For           Voted - For
5.B To Grant an Unconditional General Mandate to the
    Directors to Allot and Issue Shares                 Management  For           Voted - Against
5.C To Extend the General Mandate Granted to the
    Directors to Issue Shares by the Shares Repurchased Management  For           Voted - Against
YASHILI INTERNATIONAL HOLDINGS LTD, GRAND CAYMAN
CUSIP: G98340105
Meeting Date: 18-Feb-14 Meeting Type: Extraordinary General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-resolution 1, Abstain
    is Not A Voting Option on This Meeting              Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0127/ltn20140127015.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0127/ltn20140127013.pdf                      Non-Voting                Non-Voting
1   (a) to Approve the Equity Transfer Agreement (as
    Defined in the Company's Circular Dated 27 January,
    2014 (the "circular")) Dated 5 January 2014 Entered
    Into Between Yashili International Group Limited
    and Yashili International Group Limited (with the
    Former Name of "guangdong Yashili Group Company
    Limited") As the Sellers and China Mengniu
    Investment Co. Ltd. and Whitewave Hong Kong Ltd. As
    the Purchasers, Pursuant to Which the Sellers
    Agreed to Sell and the Purchasers Agreed to
    Purchase 100% of the Equity Interests in Yashili
    (zhengzhou) Nourishment Co., Ltd.). (b) to Approve
    the Disposal (as Defined in the Circular) and All
    Other Documents That are Necessary to Effect the
    Disposal. (c) to Authorise Any One Director of the
    Company Or Any Two Directors of the Company, If
    Contd                                               Management  For           Voted - For
    Contd the Affixation of the Common Seal is
    Necessary, to be on Behalf of The-company to Do All
    Such Things and Exercise All Powers Which
    He/they-consider(s) Necessary, Desirable Or
    Expedient in Connection with the Equity-transfer
    Agreement and the Disposal, and Otherwise in
    Connection with The-implementation of the


235




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Transactions Contemplated Therein Including
    Without-limitation the Execution, Amendment,
    Supplement, Delivery, Waiver, Submission-and
    Implementation of Any Further Documents Or
    Agreements                                           Non-Voting                Non-Voting
Meeting Date: 05-Jun-14 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting       Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0425/ltn20140425517.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0425/ltn20140425529.pdf                       Non-Voting                Non-Voting
1   To Receive the Audited Consolidated Financial
    Statements and the Reports of the Directors and
    Auditors for the Year Ended 31 December 2013         Management  For           Voted - For
2   To Declare A Final Dividend of Rmb3.69 Cents Per
    Share for the Year Ended 31 December 2013            Management  For           Voted - For
3.A To Re-elect Ms. Sun Yiping As A Non- Executive
    Director                                             Management  For           Voted - Against
3.B To Re-elect Mr. Ding Sheng As A Non- Executive
    Director                                             Management  For           Voted - Against
3.C To Re-elect Mr. Wu Jingshui As A Non- Executive
    Director                                             Management  For           Voted - Against
3.D To Re-elect Mr. Li Dongming As an Executive Director Management  For           Voted - Against
3.E To Re-elect Mr. Zhang Yanpeng As an Executive
    Director                                             Management  For           Voted - Against
3.F To Re-elect Mr. Cheng Shoutai As an Independent
    Non-executive Director                               Management  For           Voted - For
3.G To Re-elect Mr. Mok Wai Bun Ben As an Independent
    Non-executive Director                               Management  For           Voted - For
3.H To Re-elect Mr. Lee Kong Wai Conway As an
    Independent Non-executive Director                   Management  For           Voted - For
3.I To Authorize the Board of Directors to Fix the
    Directors' Remuneration                              Management  For           Voted - For
4   To Re-appoint Ernst & Young As Auditors and to
    Authorize the Board of Directors to Fix Their
    Remuneration                                         Management  For           Voted - For
5   To Give A General Mandate to the Directors to
    Repurchase Shares of the Company Not Exceeding 10%
    of the Issued Share Capital of the Company As at
    the Date of Passing of This Resolution               Management  For           Voted - For
6   To Give A General Mandate to the Directors to Issue
    Additional Shares of the Company Not Exceeding 20%
    of the Issued Share Capital of the Company As at
    the Date of Passing of This Resolution               Management  For           Voted - Against
7   To Extend the General Mandate Granted to the
    Directors to Issue Additional Shares of the Company


236




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    by the Aggregate Nominal Amount of the Shares
    Repurchased by the Company                          Management  For           Voted - Against
YINGDE GASES GROUP CO LTD
CUSIP: G98430104
Meeting Date: 28-Nov-13 Meeting Type: Extraordinary General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/1112/ltn20131112174.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/1112/ltn20131112178.pdf                      Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                Non-Voting                Non-Voting
1.1 That the Conditional Subscription Agreement Dated 9
    August 2013 and the Conditional Supplemental
    Subscription Agreement Dated 30 October 2013 Which
    are Entered Into Between the Company As the Issuer
    and Bubbly Brooke As A Subscriber in Relation to
    the Subscription of the 18,068,300 Non-listed
    Warrants by Bubbly Brooke at the Subscription Price
    of Hkd 0.01 Per Unit of the Warrant, and Entitles
    the Holder(s) Thereof to Subscribe for an Aggregate
    18,068,300 in the Shares of Usd 0.000001 Each in
    the Share Capital of the Company at the Exercise
    Price of Hkd 7.29 (subject to Adjustment) Per Share
    During A Period of Sixty Months Commencing from the
    Date of Issue of the Warrants, and the Transactions
    Contemplated Thereunder be and are Hereby Approved,
    Confirmed and Ratified                              Management  For           Voted - For
1.2 That the Conditional Subscription Agreement Dated 9
    August 2013 and the Conditional Supplemental
    Subscription Agreement Dated 30 October 2013 Which
    are Entered Into Between the Company As the Issuer
    and Baslow As A Subscriber in Relation to the
    Subscription of the 9,034,150 Non-listed Warrants
    by Baslow at the Subscription Price of Hkd 0.01 Per
    Unit of the Warrant, and Entitles the Holder(s)
    Thereof to Subscribe for an Aggregate 9,034,150 in
    the Shares of Usd 0.000001 Each in the Share
    Capital of the Company at the Exercise Price of Hkd
    7.29 (subject to Adjustment) Per Share During A
    Period of Sixty Months Commencing from the Date of
    Issue of the Warrants, and the Transactions
    Contemplated Thereunder be and are Hereby Approved,
    Confirmed and Ratified                              Management  For           Voted - For
1.3 That the Conditional Subscription Agreement Dated 9
    August 2013 and the Conditional Supplemental
    Subscription Agreement Dated 30 October 2013 Which
    are Entered Into Between the Company As the Issuer
    and Rongton As A Subscriber in Relation to the


237




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                               PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Subscription of the 4,517,075 Non-listed Warrants
    by Rongton at the Subscription Price of Hkd 0.01
    Per Unit of the Warrant, and Entitles the Holder(s)
    Thereof to Subscribe for an Aggregate 4,517,075 in
    The                                                Management  For           Voted - For
    Shares of Usd 0.000001 Each in the Share Capital of
    the Company at the Exercise Price of Hkd 7.29
    (subject to Adjustment) Per Share During A Period
    of Sixty Months Commencing from the Date of Issue
    of the Warrants, and the Transactions Contemplated
    Thereunder be and are Hereby Approved, Confirmed
    and Ratified                                                                 Non-Voting
2   That the Issue of the Warrants in Accordance with
    the Terms and Conditions of the Subscription
    Agreements and Supplemental Agreements and the
    Transactions Contemplated Thereunder be and is
    Hereby Approved                                    Management  For           Voted - For
3   That the Allotment and Issue of the Warrant Shares
    to the Relevant Holder(s) of the Warrant(s) be and
    is Hereby Approved                                 Management  For           Voted - For
4   That Any One Director of the Company be and is
    Hereby Authorised to Do All Such Thing and Acts As
    He May in His Discretion Considers As Necessary,
    Expedient Or Desirable for the Purpose of Or in
    Connection with the Implementation of the
    Subscription Agreements and Supplemental Agreements
    and the Transactions Contemplated Thereunder,
    Including But Not Limited to the Execution of All
    Such Documents Under Seal Where Applicable, As He
    Considers Necessary Or Expedient in His Opinion to
    Implement And/or Give Effect to the Issue of the
    Warrants, and the Allotment and Issue of Warrant
    Share(s) of Which May Fall to be Issued Upon
    Exercise of the Subscription Rights Attaching to
    the Warrants                                       Management  For           Voted - For
    14 Nov 13: Please Note That This is A Revision Due
    to Change in Record Date Fr-om 27 Nov 13 to 25 Nov
    13. If You Have Already Sent in Your Votes, Please
    Do N-ot Return This Proxy Form Unless You Decide to
    Amend Your Original Instruction-s. Thank You.      Non-Voting                Non-Voting
Meeting Date: 09-May-14 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting     Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0401/ltn201404011005.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0401/ltn201404011178.pdf                    Non-Voting                Non-Voting
1   To Receive and Adopt the Audited Consolidated
    Financial Statements of the Company and the Reports


238




                          CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
     of the Directors and Auditor for the Year Ended 31
     December 2013                                        Management  For           Voted - For
2    To Declare A Final Dividend for the Year Ended 31
     December 2013                                        Management  For           Voted - For
3.A.i To Re-elect the Following Person As Director of the
     Company: Mr. Trevor Raymond Strutt                   Management  For           Voted - For
3Aii To Re-elect the Following Person As Director of the
     Company: Mr. Zheng Fuya                              Management  For           Voted - For
3Aiii To Re-elect the Following Person As Director of the
     Company: Mr. He Yuanping                             Management  For           Voted - For
3.B  To Authorise the Board of Directors to Fix the
     Remuneration of the Directors of the Company         Management  For           Voted - For
4    To Re-appoint KPMG As Auditor of the Company and
     Authorise the Board of Directors of the Company to
     Fix Its Remuneration                                 Management  For           Voted - For
5.A  To Grant A General Mandate to the Directors of the
     Company to Allot, Issue and Deal with Additional
     Shares Not Exceeding 10% of the Issued Share
     Capital of the Company                               Management  For           Voted - Against
5.B  To Grant A General Mandate to the Directors of the
     Company to Repurchase Shares Not Exceeding 10% of
     the Issued Share Capital of the Company              Management  For           Voted - For
5.C  To Extend the Authority Given to the Directors of
     the Company Pursuant to Ordinary Resolution No.
     5(a) to Issue Shares by Adding to the Issued Share
     Capital of the Company the Number of Shares
     Repurchased Under Ordinary Resolution No. 5(b)       Management  For           Voted - Against
6.A  To Grant 18,068,300 Options to Mr. Zhongguo Sun to
     Subscribe for 18,068,300 Ordinary Shares of Usd
     0.000001 Each in the Capital of the Company at an
     Exercise Price of Hkd 6.66, Under the Share Option
     Scheme Adopted by the Company on 12 September 2009   Management  For           Voted - For
6.B  To Grant 9,034,150 Options to Mr. Trevor Raymond
     Strutt to Subscribe for 9,034,150 Ordinary Shares
     of Usd 0.000001 Each in the Capital of the Company
     at an Exercise Price of Hkd 6.66, Under the Share
     Option Scheme Adopted by the Company on 12
     September 2009                                       Management  For           Voted - For
6.C  To Grant 4,517,075 Options to Mr. Zhao Xiangti to
     Subscribe for 4,517,075 Ordinary Shares of Usd
     0.000001 Each in the Capital of the Company at an
     Exercise Price of Hkd 6.66, Under the Share Option
     Scheme Adopted by the Company on 12 September 2009   Management  For           Voted - For
ZHEJIANG EXPRESSWAY CO LTD
CUSIP: Y9891F102
Meeting Date: 05-May-14   Meeting Type: Annual General Meeting
     Please Note That the Company Notice and Proxy Form
     are Available by Clicking-on the Url Links:-
     Http://www.hkexnews.hk/listedco/listconews/seh
                          239





                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    K/2014/0320/ltn20140320364.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0320/ltn20140320334.pdf                      Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
1   To Consider and Approve the Report of the Directors
    of the Company for the Year 2013                    Management  For           Voted - For
2   To Consider and Approve the Report of the
    Supervisory Committee of the Company for the Year
    2013                                                Management  For           Voted - For
3   To Consider and Approve the Audited Financial
    Statements of the Company for the Year 2013         Management  For           Voted - For
4   To Consider and Approve Final Dividend of Rmb25
    Cents Per Share in Respect of the Year Ended
    December 31, 2013                                   Management  For           Voted - For
5   To Consider and Approve the Final Accounts of the
    Company for the Year 2013 and the Financial Budget
    of the Company for the Year 2014                    Management  For           Voted - For
6   To Consider and Approve the Re-appointment of
    Deloitte Touche Tohmatsu Certified Public
    Accountants Hong Kong As the Hong Kong Auditors of
    the Company, and to Authorize the Board of
    Directors of the Company to Fix Their Remuneration  Management  For           Voted - For
7   To Consider and Approve the Re-appointment of Pan
    China Certified Public Accountants As the Prc
    Auditors of the Company, and to Authorize the Board
    of Directors of the Company to Fix Their
    Remuneration                                        Management  For           Voted - For
ZHONGSHENG GROUP HOLDINGS LTD
CUSIP: G9894K108
Meeting Date: 11-Mar-14 Meeting Type: Extraordinary General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0221/ltn20140221640.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0221/ltn20140221642.pdf                      Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting.     Non-Voting                Non-Voting
1   To Consider and Approve the Issuance of Convertible
    Bonds                                               Management  For           Voted - For
2   To Elect Mr. Adam Keswick As A Non-executive
    Director of the Company                             Management  For           Voted - For


240




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
Meeting Date: 23-Jun-14 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0429/ltn20140429352.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0429/ltn20140429372.pdf                      Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
1   To Consider and Receive the Audited Consolidated
    Financial Statements of the Company and the Reports
    of the Directors and of the Auditors for the Year
    Ended 31 December 2013                              Management  For           Voted - For
2   To Declare A Final Dividend of Hkd 0.12 Per Share
    for the Year Ended 31 December 2013                 Management  For           Voted - For
3   To Re-elect Mr. Li Guoqiang As an Executive
    Director of the Company                             Management  For           Voted - For
4   To Re-elect Mr. Du Qingshan As an Executive
    Director of the Company                             Management  For           Voted - For
5   To Re-elect Mr. Yu Guangming As an Executive
    Director of the Company                             Management  For           Voted - For
6   To Re-elect Mr. Zhang Zhicheng As an Executive
    Director of the Company                             Management  For           Voted - For
7   To Re-elect Mr. Leng Xuesong As A Non-executive
    Director of the Company                             Management  For           Voted - For
8   To Re-elect Mr. Lin Yong As an Independent
    Non-executive Director of the Company               Management  For           Voted - For
9   To Authorize the Board of Directors of the Company
    to Fix the Respective Directors' Remuneration       Management  For           Voted - For
10  To Re-appoint Messrs. Ernst & Young As Auditors of
    the Company and to Authorize the Board of Directors
    of the Company to Fix Their Remuneration            Management  For           Voted - For
11  To Give A General Mandate to the Directors of the
    Company to Purchase the Company's Shares Not
    Exceeding 10% of the Aggregate Nominal Amount of
    the Issued Share Capital of the Company As at the
    Date of Passing of This Resolution                  Management  For           Voted - For
12  To Give A General Mandate to the Directors of the
    Company to Issue, Allot and Deal with Additional
    Shares of the Company Not Exceeding 20% of the
    Aggregate Nominal Amount of the Issued Share
    Capital of the Company As at the Date of Passing of
    This Resolution                                     Management  For           Voted - Against
13  To Extend the General Mandate Granted to the
    Directors of the Company to Issue, Allot and Deal
    with Additional Shares in the Capital of the
    Company by the Aggregate Nominal Amount of Shares
    Repurchased by the Company But Not Exceeding 10% of
    the Aggregate Nominal Amount of the Issued Share
    Capital of the Company As at the Date of Passing of
    This Resolution                                     Management  For           Voted - Against


241

CSI CHINA FIVE YEAR PLAN ETF




PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
ZHUZHOU CSR TIMES ELECTRIC CO LTD
CUSIP: Y9892N104
Meeting Date: 29-Oct-13 Meeting Type: Extraordinary General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for All Resolutions.
    Thank You.                                          Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0829/ltn20130829308.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0829/ltn20130829240.pdf                      Non-Voting                Non-Voting
O.1 To Consider and Approve the 2014-16 Csrg Mutual
    Supply Agreement and the New Csrg Caps              Management  For           Voted - For
S.1 To Consider and Approve the Proposed Amendments to
    the Articles of Association of the Company          Management  For           Voted - For
Meeting Date: 25-Mar-14 Meeting Type: Extraordinary General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0127/ltn20140127493.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0127/ltn20140127525.pdf                      Non-Voting                Non-Voting
1   To Consider and Approve the Proposed Principal
    Terms of the Proposed Entrustment Arrangement and
    the Transactions Contemplated Thereunder and the
    Authorisation of the Directors to Take Any Step As
    They Consider Necessary, Desirable Or Expedient in
    Connection Therewith, Including But Not Limited to
    the Execution of the Relevant Entrustment Loan
    Agreement and Other Related Agreement(s) Or
    Document(s)                                         Management  For           Voted - For
2   To Consider and Approve the Authorisation of the
    Board to Apply Up to and in Aggregate, at Any Time,
    Rmb3,000,000,000 of the Surplus Funds of the Group
    to Treasury Activities Including But Not Limited to
    Buying Low-risk Financial Products Offered by
    Banks, Advancing Entrusted Loans and Investing in
    Secured Or Guaranteed Trust and Treasury Products,
    in Accordance with the Group's Established Treasury
    Policy and Procedures and in Compliance with
    Applicable Laws and Regulations and the Listing
    Rules and the Authorisation of the Directors to
    Take Any Step As They Consider Necessary, Desirable
    Or Expedient in Connection Therewith                Management  For           Voted - For


242




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
Meeting Date: 27-Jun-14 Meeting Type: Annual General Meeting
    25 Apr 2014: Please Note That This is A Revision
    Due to Deletion of Comment. I-f You Have Already
    Sent in Your Votes, Please Do Not Vote Again Unless
    You Dec-ide to Amend Your Original Instructions.
    Thank You                                           Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0424/ltn20140424502.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0424/ltn20140424565.pdf                      Non-Voting                Non-Voting
1   To Consider and Approve the Report of the Board of
    Directors of the Company (the "board") for the Year
    Ended 31 December 2013                              Management  For           Voted - For
2   To Consider and Approve the Report of the
    Supervisory Committee of the Company for the Year
    Ended 31 December 2013                              Management  For           Voted - For
3   To Consider and Approve the Audited Consolidated
    Financial Statements of the Company and Its
    Subsidiaries for the Year Ended 31 December 2013
    and the Auditors' Reports Thereon                   Management  For           Voted - For
4   To Consider and Approve the Profits Distribution
    Plan of the Company for the Year Ended 31 December
    2013 and to Declare A Final Dividend for the Year
    Ended 31 December 2013                              Management  For           Voted - For
5   To Consider and Approve the Re- Appointment of the
    Retiring Auditor, Ernst & Young Hua Ming LLP, As
    the Auditors of the Company Until the Conclusion of
    the Next Annual General Meeting of the Company and
    to Authorize the Board to Fix Their Remuneration    Management  For           Voted - For
6   To Consider and Approve the Re- Election of Mr.
    Ding Rongjun As an Executive Director and His
    Emolument                                           Management  For           Voted - Against
7   To Consider and Approve the Re- Election of Mr.
    Deng Huijin As an Executive Director and His
    Emolument                                           Management  For           Voted - Against
8   To Consider and Approve the Re- Election of Mr. Li
    Donglin As an Executive Director and His Emolument  Management  For           Voted - Against
9   To Consider and Approve the Re- Election of Mr. Yan
    Wu As an Executive Director and His Emolument       Management  For           Voted - Against
10  To Consider and Approve the Re- Election of Mr. Ma
    Yunkun As A Non- Executive Director and His
    Emolument                                           Management  For           Voted - Against
11  To Consider and Approve the Re- Election of Mr. Gao
    Yucai As an Independent Non-executive Director and
    His Emolument                                       Management  For           Voted - For
12  To Consider and Approve the Re- Election of Mr.
    Chan Kam Wing, Clement As an Independent Non-
    Executive Director and His Emolument                Management  For           Voted - For


243




                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
13  To Consider and Approve the Re- Election of Mr. Pao
    Ping Wing As an Independent Non-executive Director
    and His Emolument                                   Management  For           Voted - For
14  To Consider and Approve the Re- Election of Ms. Liu
    Chunru As an Independent Non-executive Director and
    Her Emolument                                       Management  For           Voted - For
15  To Consider and Approve the Election of Mr. Xiong
    Ruihua As A Shareholders' Representative Supervisor
    of the Company and His Emolument                    Management  For           Voted - Against
16  To Consider and Approve the Re- Election of Mr.
    Geng Jianxin As an Independent Supervisor of the
    Company and His Emolument                           Management  For           Voted - For
17  To Consider and Approve the Proposed Amendments to
    the Rules of Procedures for General Meetings of the
    Company                                             Management  For           Voted - For
18  To Consider and Approve the Proposed Amendments to
    the Rules of Procedures for Board Meetings of the
    Company                                             Management  For           Voted - For
19  To Approve the Grant to the Board A General Mandate
    to Issue, Allot and Deal with Additional Domestic
    Shares And/or H Shares of the Company Not Exceeding
    20% of the Domestic Shares and the H Shares
    Respectively in Issue of the Company                Management  For           Voted - Against
ZOOMLION HEAVY INDUSTRY SCIENCE AND TECHNOLOGY CO
CUSIP: Y9895V103
Meeting Date: 27-Jun-14 Meeting Type: Annual General Meeting
    Please Note That This is an Amendment to Meeting Id
    332927 Due to Addition Of-resolution O.12. All
    Votes Received on the Previous Meeting Will be
    Disregarde-d and You Will Need to Reinstruct on
    This Meeting Notice. Thank You.                     Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking O-n the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0508/ltn-20140508586.pdf,
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0611/ltn-20140611205.pdf and
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0611/-ltn20140611175.pdf                     Non-Voting                Non-Voting
O.1 To Consider and Approve the Report of the Board of
    Directors of the Company for the Year 2013          Management  For           Voted - For
O.2 To Consider and Approve the Report of the
    Supervisory Board of the Company for the Year 2013  Management  For           Voted - For
O.3 To Consider and Approve the Report of Settlement
    Accounts of the Company for the Year 2013           Management  For           Voted - For
O.4 To Consider and Approve the Profit Distribution
    Plan of the Company for the Year 2013, and to
    Approve Final Dividend in the Amount of Rmb0.15 Per
    Share (inclusive of Tax) be Declared and


244




    CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Distributed on the Basis of the Total Share Capital
    of 7,705,954,050 Shares of the Company for the Year
    Ended 31 December 2013, the Aggregate Amount of
    Which is Approximately Rmb1,156 Million              Management  For           Voted - For
O.5 To Consider and Approve the Full Text and the
    Summary of the Annual Report of A Shares of the
    Company for the Year 2013                            Management  For           Voted - For
O.6 To Consider and Approve the Annual Report of H
    Shares of the Company for the Year 2013              Management  For           Voted - For
O.7 To Consider and Authorize Zoomlion Finance and
    Leasing (china) Co., Ltd. to Apply for Finance with
    Maximum Limit of Rmb6.5 Billion Relating to Its
    Finance Leasing Business                             Management  For           Voted - For
O.8 To Consider and Authorize Zoomlion Finance and
    Leasing (beijing) Co., Ltd. to Apply for Finance
    with Maximum Limit of Rmb8.5 Billion Relating to
    Its Finance Leasing Business                         Management  For           Voted - For
O.9 To Consider and Approve the Application by the
    Company to the Relevant Banks for Credit Facilities
    and Financing with Credit Limit Not Exceeding
    Rmb140 Billion                                       Management  For           Voted - For
O.10 To Consider and Approve the Proposed Provision of A
    Guarantee with Maximum Limit of Rmb6.2 Billion by
    the Company for 9 Wholly-owned Subsidiaries          Management  For           Voted - For
O.11 To Consider and Approve the Shareholders' Return
    Plan for the Coming Three Years (2014 to 2016)       Management  For           Voted - For
O12.1 To Consider and Approve the Appointment of
    Company's Auditor for the Year 2014: to Consider
    and Approve the Appointment of Baker Tilly China
    Certified Public Accountants Co., Ltd. As the
    Domestic Auditor of the Company for the Year Ending
    31 December 2014                                     Management  For           Voted - For
O12.2 To Consider and Approve the Appointment of
    Company's Auditor for the Year 2014: to Consider
    and Approve the Appointment of KPMG As the
    International Auditor of the Company for the Year
    Ended 31 December 2014                               Management  For           Voted - For
O12.3 To Consider and Approve the Appointment of
    Company's Auditor for the Year 2014: to Authorize
    the Audit Committee of the Board of Directors of
    the Company ("board") to Determine the Principles
    of Fixing the Remunerations of the Prc and
    International Auditors and to Authorize the
    Company's Management to Determine Their Actual
    Remunerations Based on the Agreed Principles         Management  For           Voted - For
S.1 To Consider and Approve the Change of Profit
    Distribution Policy of the Company and the
    Amendments to the Articles of Association As A
    Result of the Change of Profit Distribution Policy
    of the Company                                       Management  For           Voted - For
S.2 To Consider And, If Thought Fit, to Approve the
    Proposed Issue of the Medium-term Notes ("the
    Medium-term Notes") in the Prc by the Company: the
    Company be Authorized to Issue the Medium-term
                                                         245





                        CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Notes on the Following Major Terms: 1. Registered
    Aggregate Principal Amount: the Aggregate
    Registered Principal Amount Will Not Exceed Rmb 9
    Billion 2. Term of Issue: the Term of Proposed
    Medium-term Notes Will Not Exceed Five Years 3.
    Issue Method: the Bank of China Limited and the
    Export- Import Bank of China Will Act As the Lead
    Underwriters, and the Notes Will be Issued in One
    Single Tranche Or Multiple Tranches During The      Management  For           Voted - For
    Registered Term, Subject to Market Conditions and
    Actual Capital Requirements of the Company 4.
    Interest Rate: the Interest Rate Will be Determined
    According to the Indicative Interest Rate and
    Market Conditions Upon Issuance 5. Targets: Targets
    of This Issue Will be Institutional Investors in
    the Inter- Bank Bond Market in the Prc 6. Use of
    Proceeds: the Proceeds Will be Mainly Used for
    Replenishment of Working Capital, Repayment of Bank
    Loans and Project Investments Authorization be
    Granted to the Chairman, Or Any Person Authorized
    by the Chairman, to Determine at His Sole
    Discretion and to Handle All Matters Relating to
    the Issue of the Medium-term Notes for A Period of
    36 Months from the Date of Approval of the Proposed
    Issue, Subject to the Terms of the Proposed Issue
    Set Forth Above, Including But Not Limited to
    Determine the Timing of Issue, Issue Method, Size
    of Issue, Tranches of Issue, Interest Rate and Use
    of Proceeds of the Medium - Term Notes, to Sign
    Necessary Documents If Required, to Appoint
    Intermediaries Such As the Relevant Underwriter,
    Credit Rating Institution, Certified Public
    Accounting Firm and Law Firm, to Complete Necessary
    Formalities and to Take Such Other Relevant Actions
    If Required                                                                   Non-Voting
S.3 To Consider and Approve the Absorption and Merger
    of Changsha Zoomlion Environmental and Sanitation
    Machinery Co., Ltd., and That Authorization be
    Granted to the Senior Management of the Company Or
    Any Person Authorized by the Senior Management of
    the Company to Attend All Formalities and Matters
    Relating to the Proposed Absorption and Merger      Management  For           Voted - For
Meeting Date: 27-Jun-14 Meeting Type: Class Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0508/ltn20140508725.pdf-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0508/ltn20140508594.pdf                      Non-Voting                Non-Voting
1   To Consider and Approve the Change of Profit
    Distribution Policy of the Company and the
    Amendments to the Articles of Association As A


246




               CSI CHINA FIVE YEAR PLAN ETF
PROPOSAL       PROPOSED BY                         MGT. POSITION REGISTRANT VOTED
Result of the Change of Profit Distribution Policy
of the Company Management                          For           Voted - For


247




                        CSI CHINA INTERNET ETF
PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
CHINA BINARY SALE TECHNOLOGY LTD, GRAND CAYMAN
CUSIP: G2117M100
Meeting Date: 25-Jun-14 Meeting Type: Annual General Meeting
      Please Note That the Company Notice and Proxy Form
      are Available by Clicking-on the Url Links:-
      Http://www.hkexnews.hk/listedco/listconews/gem
      /2014/0520/gln20140520007.pdf-and-
      Http://www.hkexnews.hk/listedco/listconews/gem
      /2014/0520/gln20140520005.pdf                        Non-Voting                Non-Voting
1     To Receive and Adopt the Audited Consolidated
      Financial Statements of the Company and the Reports
      of the Directors and Independent Auditor for the
      Year Ended 31 December 2013 (the ''year'')           Management  For           Voted - For
2.i   To Re-elect the Retiring Director of the Company:
      Mr. Tang Bin As an Executive Director of the Company Management  For           Voted - For
2.ii  To Re-elect the Retiring Director of the Company:
      Mr. Sun Jiangtao As an Executive Director of the
      Company                                              Management  For           Voted - For
2.iii To Re-elect the Retiring Director of the Company:
      Mr. Zhang Zhen As A Non- Executive Director of the
      Company                                              Management  For           Voted - For
2.iv  To Re-elect the Retiring Director of the Company:
      Ms. Guo Jia As A Non- Executive Director of the
      Company                                              Management  For           Voted - For
3     To Approve the Directors' Remuneration for the Year
      and to Authorize the Board of Directors (the
      ''board'') to Fix Directors' Remuneration for the
      Year Ending 31 December 2014                         Management  For           Voted - For
4     To Re-appoint Bdo Limited, Certified Public
      Accountants As the Independent Auditor of the
      Company for the Ensuing Year and Authorise the
      Board to Fix Its Remuneration                        Management  For           Voted - Against
5     To Grant A General Mandate to the Directors to
      Issue, Allot and Otherwise Deal with the Company's
      Shares                                               Management  For           Voted - Against
6     To Grant A General Mandate to the Directors to
      Repurchase the Company's Own Shares                  Management  For           Voted - For
7     Conditional on the Passing of Resolutions 5 and 6
      Above, to Extend the General Mandate Granted by
      Resolution 5 by Adding Thereto the Shares Purchased
      Pursuant to the General Mandate Granted by
      Resolution 6                                         Management  For           Voted - Against
                        248


CSI CHINA INTERNET ETF




PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
KINGSOFT CORPORATION LTD
CUSIP: G5264Y108
Meeting Date: 02-Jan-14 Meeting Type: Extraordinary General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/1213/ltn20131213218.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/1213/ltn20131213225.pdf                      Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
1   That, the Equity Incentive Scheme of Kingsoft
    Internet Software Holdings Limited (the "kis
    Scheme"), the Terms of Which are Contained in the
    Document Marked "a" Produced to the Meeting and for
    the Purpose of Identification Signed by the
    Chairman of the Meeting be and is Hereby Approved
    and Adopted and the Directors of the Company be and
    are Hereby Authorised to Execute Such Documents and
    Take Such Action As They Deem Appropriate to
    Implement and Give Effect to the Kis Scheme         Management  For           Voted - For
2   That, the Share Option Scheme of Kingsoft Japan
    Inc. (the "kingsoft Japan Scheme"), the Terms of
    Which are Contained in the Document Marked "b"
    Produced to the Meeting and for the Purpose of
    Identification Signed by the Chairman of the
    Meeting be and is Hereby Approved and Adopted and
    the Directors of the Company be and are Hereby
    Authorised to Execute Such Documents and Take Such
    Action As They Deem Appropriate to Implement and
    Give Effect to the Kingsoft Japan Scheme            Management  For           Voted - For
Meeting Date: 28-May-14 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0424/ltn20140424633.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0424/ltn20140424593.pdf                      Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
1   To Receive and Consider the Audited Consolidated
    Financial Statements and the Report of the
    Directors and the Independent Auditors' Report for
    the Year Ended 31 December 2013                     Management  For           Voted - For
2   To Declare A Final Dividend of Hkd 0.12 Per Share
    for the Year Ended 31 December 2013                 Management  For           Voted - For


249




                        CSI CHINA INTERNET ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
3.1 To Re-elect Messrs. Hongjiang Zhang As the
    Executive Director of the Company                   Management  For           Voted - For
3.2 To Re-elect Messrs. Tao Zou As the Executive
    Director of the Company                             Management  For           Voted - For
3.3 To Re-elect Messrs. Pak Kwan Kau As the
    Non-executive Director of the Company               Management  For           Voted - For
3.4 To Authorize the Board of Directors to Fi X the
    Remuneration of the Directors of the Company        Management  For           Voted - For
4   To Re-appoint Ernst & Young As the Auditors of the
    Company and to Authorise the Board of Directors of
    the Company to Fi X the Auditors' Remuneration      Management  For           Voted - For
5   To Give A General Mandate to the Directors to Issue
    New Shares of the Company                           Management  For           Voted - Against
6   To Give A General Mandate to the Directors to
    Repurchase Shares of the Company                    Management  For           Voted - For
7   To Extend the General Mandate to the Directors to
    Issue New Shares of the Company                     Management  For           Voted - Against
NETDRAGON WEBSOFT INC
CUSIP: G6427W104
Meeting Date: 27-Sep-13 Meeting Type: Extraordinary General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for All Resolutions.
    Thank You.                                          Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0911/ltn20130911197.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0911/ltn20130911025.pdf                      Non-Voting                Non-Voting
1.a (i) to Approve, Confirm and Ratify the Agreement
    and the Plan of Merger Dated 14 August 2013 (the
    "merger Agreement", A Copy of Which Has Been
    Produced to the Meeting Marked "a" and Initialed by
    the Chairman of the Meeting for the Purpose of
    Identification) Among 91 Wireless Websoft Limited
    ("91 Wireless"), an Indirect Non Wholly-owned
    Subsidiary and A Connected Person of the Company,
    Baidu (hong Kong) Limited ("baidu Hk") and Baidu
    (hong Kong) Sub Limited ("merger Sub"), Pursuant to
    Which Merger Sub Will Merge with and Into 91
    Wireless at the Effective Time As Set Out in the
    Plan of Merger (as Defined Hereinafter), with 91
    Wireless Surviving the Merger (as Defined
    Hereinafter) and Becoming the Wholly Owned
    Subsidiary of Baidu Hk, at an Aggregate Merger
    Consideration in the Amount of Contd                Management                Non-Voting
    Contd Usd 1,847.94 Million (the "merger
    Consideration"), and Subject to The-merger Becoming
    Effective, Each Eligible Shareholder of 91 Wireless
    Will Be-entitled to Receive the Aggregate Merger


250




    CSI CHINA INTERNET ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Consideration Based on Their- Respective
    Shareholdings in 91 Wireless at the Per Share
    Merger Consideration-of Usd 13.168 Per Share of 91
    Wireless; and (ii) to Approve and Confirm
    The-transactions Contemplated Therein               Non-Voting                Non-Voting
1.b To Approve and Confirm the Plan of Merger Contained
    in Annex A of the Merger Agreement (the "plan of
    Merger") to be Entered Into on the Date of Closing
    of the Merger Agreement by Merger Sub and 91
    Wireless                                            Management                Non-Voting
1.c To Approve and Confirm the Merger of Merger Sub
    Into 91 Wireless (the "merger") Subject to the
    Terms and Conditions of the Merger Agreement        Management                Non-Voting
1.d To Approve, Confirm and Ratify the Deed of
    Undertaking Dated 14 August 2013 (the "nd Deed of
    Undertaking", A Copy of Which Has Been Produced to
    the Meeting Marked "b" and Initialed by the
    Chairman of the Meeting for the Purpose of
    Identification) by the Company and Netdragon
    Websoft Inc. ("netdragon Bvi"), in Favour of Baidu
    Hk and Merger Sub, and to Approve and Confirm the
    Performance by the Company of All the Transactions
    Contemplated Thereunder                             Management                Non-Voting
1.e To Authorise Any One Director of the Company (the
    "director") to Do All Such Other Acts and Execute
    (where Appropriate, As A Deed) and Deliver on
    Behalf of the Company, and (where Required) to
    Affix the Common Seal of the Company To, All Such
    Other Documents, Instruments and Agreements and to
    Do Any Such Acts Or Things As May be Deemed by Him
    in His Absolute Discretion As Necessary Or
    Desirable, Incidental To, Ancillary to Or in
    Connection with Or Otherwise to Give Effect to the
    Matters Contemplated in the Merger and the
    Transactions Contemplated Thereunder                Management                Non-Voting
2   To Approve and Confirm the Declaration of Special
    Dividend to the Shareholders of the Company,
    Conditional on the Completion of the Merger, in the
    Amount of Approximately 50% of the Net Proceeds
    After Tax from the Merger                           Management                Non-Voting
3.a To Approve and Confirm the Proposed Amendments to
    the Share Option Scheme Adopted by the Company on
    12 June 2008 (the "share Option Scheme", A Copy of
    Which Has Been Produced to the Meeting Marked "c"
    and Initialed by the Chairman of the Meeting for
    the Purpose of Identification)                      Management                Non-Voting
3.b To Authorise Any One Director to Do All Such Other
    Acts Or Things and to Execute and Enter Into All
    Documents and Arrangements As May be Necessary Or
    Expedient for the Purpose Of, in Connection With,
    the Implementation of the Amendments of the Share
    Option Scheme                                       Management                Non-Voting


251




                         CSI CHINA INTERNET ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
Meeting Date: 23-May-14  Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking O-n the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0410/ltn-20140410577.pdf and
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/04-10/ltn20140410567.pdf                      Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting       Non-Voting                Non-Voting
1   To Receive and Approve the Audited Consolidated
    Financial Statements of the Company and Its
    Subsidiaries for the Year Ended 31 December 2013
    and the Reports of the Directors and Auditors of
    the Company for the Year Ended 31 December 2013      Management  For           Voted - For
2   To Declare A Final Dividend for the Year Ended 31
    December 2013                                        Management  For           Voted - For
3   To Re-appoint Messrs. Deloitte Touche Tohmatsu As
    the Auditors of the Company and to Authorise the
    Board of Directors to Fix Their Remuneration         Management  For           Voted - Against
4.A To Re-elect Zheng Hui As Director of the Company     Management  For           Voted - For
4.B To Re-elect Chen Hongzhan As Director of the Company Management  For           Voted - For
4.C To Re-elect Liu Sai Keung, Thomas As Director of
    the Company                                          Management  For           Voted - For
4.D To Authorise the Board of Directors to Fix the
    Remuneration of the Directors of the Company for
    the Year Ending 31 December 2014                     Management  For           Voted - For
5.A To Grant A General and Unconditional Mandate to the
    Directors to Issue, Allot and Otherwise Deal with
    the Company's Shares                                 Management  For           Voted - Against
5.B To Grant A General and Unconditional Mandate to the
    Directors to Repurchase the Company's Shares         Management  For           Voted - For
5.C To Add the Nominal Amount of the Shares Repurchased
    by the Company to the Mandate Granted to the
    Directors Under Resolution No. 5a                    Management  For           Voted - Against
TENCENT HOLDINGS LTD, GEORGE TOWN
CUSIP: G87572148
Meeting Date: 14-May-14  Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0402/ltn201404021681.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2014/0402/ltn201404021689.pdf                      Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions,
    Abstain is Not A Voting Option on This Meeting       Non-Voting                Non-Voting


252




                         CSI CHINA INTERNET ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
1     To Receive and Consider the Audited Financial
      Statements and the Reports of the Directors and
      Auditor for the Year Ended 31 December 2013         Management  For           Voted - For
2     To Declare A Final Dividend                         Management  For           Voted - For
3.i.a To Re-elect Mr Lau Chi Ping Martin As Director      Management  For           Voted - For
3.i.b To Re-elect Mr Charles St Leger Searle As Director  Management  For           Voted - For
3.ii  To Authorise the Board of Directors to Fix the
      Directors' Remuneration                             Management  For           Voted - For
4     To Re-appoint Auditor and to Authorise the Board of
      Directors to Fix Their Remuneration                 Management  For           Voted - For
5     To Grant A General Mandate to the Directors to
      Issue New Shares (ordinary Resolution 5 As Set Out
      in the Notice of the Agm)                           Management  For           Voted - Against
6     To Grant A General Mandate to the Directors to
      Repurchase Shares (ordinary Resolution 6 As Set Out
      in the Notice of the Agm)                           Management  For           Voted - For
7     To Extend the General Mandate to Issue New Shares
      by Adding the Number of Shares Repurchased
      (ordinary Resolution 7 As Set Out in the Notice of
      the Agm)                                            Management  For           Voted - Against
8     To Approve the Share Subdivision (ordinary
      Resolution 8 As Set Out in the Notice of Agm)       Management  For           Voted - For
9     To Adopt the Option Scheme of Riot Games, Inc.
      (ordinary Resolution 9 As Set Out in the Notice of
      Agm)                                                Management  For           Voted - For
10    To Amend the Existing Memorandum of Association and
      Articles of Association and to Adopt the Amended
      and Restated Memorandum of Association and Articles
      of Association (special Resolution 10 As Set Out in
      the Notice of Agm)                                  Management  For           Voted - For
VODONE LTD, HAMILTON
CUSIP: G9388Y101
Meeting Date: 30-May-14  Meeting Type: Annual General Meeting
      Please Note That the Company Notice and Proxy Form
      are Available by Clicking-on the Url Links:-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2014/0423/ltn20140423907.pdf-and-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2014/0423/ltn20140423901.pdf                      Non-Voting                Non-Voting
      Please Note That Shareholders are Allowed to Vote
      'in Favor' Or 'against' For-all Resolutions,
      Abstain is Not A Voting Option on This Meeting      Non-Voting                Non-Voting
1     To Receive and Consider the Audited Consolidated
      Financial Statements and the Reports of the
      Directors and the Auditors for the Year Ended 31
      December 2013                                       Management  For           Voted - For
2.a   To Re-elect Ms. Wang Chun As an Executive Director  Management  For           Voted - For
2.b   To Re-elect Mr. Wang Zhichen As an Independent
      Non-executive Director                              Management  For           Voted - For


253




    CSI CHINA INTERNET ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2.c To Authorise the Board of Directors to Fix the
    Remuneration of Directors                           Management  For           Voted - For
3   To Re-appoint Bdo Limited As the Auditors and to
    Authorise the Board of Directors to Fix Their
    Remuneration                                        Management  For           Voted - For
4   To Grant A General Mandate to the Directors to
    Purchase the Shares of the Company Not Exceeding
    10% of the Aggregate Nominal Amount of the Issued
    Share Capital of the Company As at the Date of
    Passing This Resolution                             Management  For           Voted - For
5   To Grant A General Mandate to the Directors to
    Issue, Allot and Deal with Additional Shares of the
    Company Not Exceeding 20% of the Aggregate Nominal
    Amount of the Issued Share Capital of the Company
    As at the Date of Passing This Resolution           Management  For           Voted - Against
6   To Extend the General Mandate Granted to the
    Directors to Issue, Allot and Deal with Additional
    Shares in the Capital of the Company by the
    Aggregate Nominal Amount of Shares Repurchased by
    the Company                                         Management  For           Voted - Against
7   To Refresh the Existing Scheme Mandate Limit Under
    the Share Option Scheme of China Mobile Games and
    Entertainment Group Limited ("cmge") for Allowing
    Cmge to Grant Share Options Up to 10% of the
    Aggregate Nominal Amount of the Issued Share
    Capital of Cmge As at the Date of Passing This
    Resolution                                          Management  For           Voted - For
8   To Approve the Change of Name of the Company from
    Vodone Limited to V1 Group Limited                  Management  For           Voted - For



                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KRANESHARES TRUST

By: /s/ Jonathan Krane
------------------------------
Jonathan Krane
Trustee and Principal Officer
Date: August 26, 2014

255